File pursuant to Rule 497(c)
                                                  Registration File No. 33-76334


                       LIFE OF VIRGINIA SEPARATE ACCOUNT 4

                               PROSPECTUS FOR THE
                FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY POLICY
                                FORM P1150 10/98
                                FORM P1143 4/94

                                   Offered by




                     THE LIFE INSURANCE COMPANY OF VIRGINIA
                             6610 West Broad Street
                            Richmond, Virginia 23230
                                 (804) 281-6000


This Prospectus describes the above-named individual flexible premium variable deferred annuity policy ("Policy") issued by The Life Insurance Company of Virginia ("The Company"). The Policy is designed to help individuals in long-term financial planning and provides for the accumulation of capital on a tax-deferred basis for retirement or other long-term purposes. The Policy may be used in connection with retirement plans, some of which may qualify for favorable federal income tax treatment under the Internal Revenue Code.

The Premium Payments are placed in Life of Virginia Separate Account 4 ("Account 4"). Premium payments from other flexible premium variable deferred annuity policies issued by the Company are also placed in Account 4. The Policyowner allocates net premiums among one or more of the 40 Investment Subdivisions of Account 4. Each Investment Subdivision of Account 4 will invest solely in a designated investment portfolio that is part of a series-type investment company. Currently, there are eleven such Funds available under this Policy: the Janus Aspen Series, the Variable Insurance Products Fund, the Variable Insurance Products Fund II, the Variable Insurance Products Fund III, the GE Investments Funds, Inc., the Oppenheimer Variable Account Funds, the Federated Insurance Series, the Alger American Fund, the PBHG Insurance Series Fund, Inc.,the Goldman Sachs Variable Insurance Trust and the Salomon Brothers Variable Series Fund (collectively referred to as the "Funds"). The Funds, their investment managers and their currently available portfolios are listed on the following page.

Please Read This Prospectus Carefully And Retain It For Future Reference.


THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

SHARES IN THE FUNDS AND INTERESTS IN THE POLICIES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, A BANK, AND THE SHARES AND INTERESTS ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY; THEY ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

This Prospectus details the information about the policies that you should know before you buy a policy and make premium payments. You should also review the prospectuses for the funds and keep all prospectuses for future reference.


A statement of additional information (SAI), dated October 12, 1998, concerning Account 4 has been filed with the SEC and its terms are made part of this prospectus. If you would like a free copy, call us at 1-800-352-9910. The SAI and other information about the policy are also available on the SEC's internet site at http://www.sec.gov. The table of contents for the SAI appears on the last page of this Prospectus.



                 The Date of This Prospectus is October 12, 1998

Janus Aspen Series:
Growth Portfolio, Aggressive Growth Portfolio, International Growth Portfolio, Worldwide Growth Portfolio, Balanced Portfolio, Flexible Income Portfolio, Capital Appreciation Portfolio


Variable Insurance Products Fund:
VIP Equity-Income Portfolio, VIP Overseas Portfolio, VIP Growth Portfolio

Variable Insurance Products Fund II:
VIP II Asset Manager Portfolio, VIP II Contrafund Portfolio

Variable Insurance Products Fund III:
VIP III Growth & Income Portfolio, VIP III Growth Opportunities Portfolio


GE Investments Funds, Inc.:
S&P 500 Index Fund, Money Market Fund, Total Return Fund, International Equity Fund, Real Estate Securities Fund, Global Income Fund, Value Equity Fund, Income Fund, U.S. Equity Fund


Oppenheimer Variable Account Funds:
Oppenheimer Bond Fund, Oppenheimer Aggressive Growth Fund, Oppenheimer Growth Fund, Oppenheimer High Income Fund, Oppenheimer Multiple Strategies Fund

Federated Insurance Series:
Federated American Leaders Fund II, Federated Utility Fund II, Federated High Income Bond Fund II

The Alger American Fund:
Alger American Growth Portfolio, Alger American Small Capitalization Portfolio

PBHG Insurance Series Fund, Inc.:
PBHG Growth II Portfolio, PBHG Large Cap Growth Portfolio



Goldman Sachs Variable Insurance Trust:
Goldman Sachs Growth and Income Fund, Goldman Sachs Mid Cap Equity Fund


Salomon Brothers Variable Series Funds
Salomon Investors Fund, Salomon Total Return Fund, Salomon Strategic Bond Fund


* The Salomon Investors Fund, Salomon Total Return Fund and Salomon Strategic Bond Fund for Salomon Brothers Variable Series Funds are not available at this time in connection with policies issued to California policyowners. Further, these funds may not be available in all markets.

                                TABLE OF CONTENTS



                                                                          Page
                                                                          ----


  DEFINITIONS
  FEE TABLE
  SUMMARY
  FINANCIAL INFORMATION
  THE LIFE INSURANCE COMPANY OF
  VIRGINIA AND LIFE OF VIRGINIA
  SEPARATE ACCOUNT 4
     The Life Insurance Company of Virginia
     Account 4
     Additions, Deletions, or Substitutions of Investments
  THE FUNDS
     Janus Aspen Series
     Variable Insurance Products Fund
     Variable Insurance Products Fund II
     Variable Insurance Products Fund III
     GE Investments Funds, Inc.
     Oppenheimer Variable Account Funds
     Federated Insurance Series
     The Alger American Fund
     PBHG Insurance Series Fund, Inc.
     Goldman Sachs Variable Insurance Trust
     Salomon Brothers Variable Series Funds
     Resolving Material Conflicts
  TOTAL RETURN AND YIELDS
  THE POLICY
     Purchasing the Policies
     Allocation of Premium Payments
     Accumulation of Account Value
     Value of Accumulation Units
     Transfers
     Telephone Transfers
     Dollar-Cost Averaging
     Asset Allocation
     Portfolio Rebalancing
     Powers of Attorney
     Examination of Policy (Refund Privilege)
  DISTRIBUTIONS UNDER THE POLICY
     Surrender
     Systematic Withdrawals
     Death Provisions
     Restrictions on Distributions from Certain Policies
  CHARGES AND DEDUCTIONS
     Charges Against Account 4
     Policy Maintenance Charge
     Annual Death Benefit Charge
     Sales Charges
     Surrender Charge
     Transfer Charges
     Premium Taxes
     Other Taxes
     Other Charges
  INCOME PAYMENTS
     Monthly Income Benefit
     Determination of Monthly Income Benefits
     Optional Payment Plans
  FEDERAL TAX MATTERS
     Introduction
     Non-Qualified Policies
     Qualified Policies

                                                                         Page
                                                                         -----
     IRA Policies
     Roth IRAs
     Simplified Employee Pension Plans
     SIMPLE IRAs
     Section 403(b) Annuities
     Deferred Compensation Plans of State and
        Local Government and Tax-Exempt
        Organizations
     Other Qualified Retirement Plans
     Legal and Tax Advice for Qualified Plans
     Direct Rollover and Mandatory Withholding
        Requirements
     Federal Income Tax Withholding
  GENERAL PROVISIONS
     The Owner
     The Annuitant
     The Beneficiary
     Changes by the Owner
     Evidence of Death, Age, Sex or Survival
     Joint Policy
     Payment Under The Policies
  DISTRIBUTION OF THE POLICIES
  COMMISSIONS
  VOTING RIGHTS AND REPORTS
  YEAR 2000 COMPLIANCE
  LEGAL PROCEEDINGS
  STATEMENT OF ADDITIONAL
     INFORMATION TABLE OF CONTENTS

                                   DEFINITIONS

Account Value -- The value of the Policy equal to the Account Value allocated to the Investment Subdivisions of Account 4.

Account 4 - Life of Virginia Separate Account 4, a separate investment account established by the Company to receive and invest premiums paid under the Policies, and other variable annuity policies issued by the Company.

Accumulation Unit -- An accounting unit of measure used in calculating the Account Value prior to the Maturity Date.

Additional Premium Payment -- Any Premium Payment made after the initial Premium Payment.

Annuitant -- The Annuitant is the person named in the Policy upon whose age and, where appropriate, sex Monthly Income Benefits are determined.

Annuity Unit -- An accounting unit of measure used in the calculation of the amount of the second and each subsequent Variable Income Payment.

Business Day -- Any day that the New York Stock Exchange is open for business and any other day in which there is a material change in the value of the assets in Account 4.

Code -- The Internal Revenue Code of 1986, as amended.


Company - The Life Insurance Company of Virginia. "We", "us" or "our" refers to the Company.



Death Benefit -- The optional benefit provided under a Policy upon the death of an Annuitant prior to the Maturity Date.

Designated Beneficiary(ies) -- The person(s) designated in the Policy who is alive (or in existence for non-natural designations) on the date of an Owner's, Joint Owner's or Annuitant's death and who will be treated as the sole owner of the Policy following such a death.

Due Proof of Death -- Proof of death that is satisfactory to the Company. Such proof may consist of the following if acceptable to the Company:

      (a) A certified copy of the death certificate; or

      (b) A certified copy of the decree of a court of competent jurisdiction as to the finding of death.


Fixed Income Payments -- Payments made pursuant to an optional payment plan the value of which are fixed and guaranteed by the Company.


Funds -- The mutual funds designated as eligible investments for Account 4.


General Account -- The assets of the Company that are not segregated in any of the separate investment accounts of the Company.



Guarantee Account -- Part of our General Account that provides a Guaranteed Interest Rate for a specified Guarantee Period. This account is not part of and does not depend on the investment performance of Account 4. (See the Supplement to this prospectus for more information concerning the Guarantee Account.)

Home Office -- The principal offices of The Life Insurance Company of Virginia at 6610 West Broad Street, Richmond, Virginia 23230.

Income Payment -- One of a series of payments made under either a Monthly Income Benefit or one of the optional payment plans.

Investment Subdivision -- A subdivision of Account 4, each of which invests exclusively in shares of a designated portfolio of one of the Funds. All Investment Subdivisions may not be available in all states or in all markets.

Joint Owner -- Joint Owners own the Policy equally. If one Joint Owner dies, the surviving Joint Owner has a right of survivorship to the Policy.

IRA Policy -- An individual retirement annuity policy that receives favorable federal income tax treatment under Section 408 of the Code.

Maturity Date -- The date stated in the Policy on which Income Payments are scheduled to commence, if the Annuitant is living on that date.

Maturity Value -- The Surrender Value of the Policy on the date immediately preceding the Maturity Date.

Monthly Income Benefit -- The monthly amounts payable to the Owner beginning on the Maturity Date if the Annuitant is still living.

Net Investment Factor -- An index applied to measure the investment performance of an Investment Subdivision from one Valuation Period to the next.

Non-Qualified Policy -- Policies not sold or used in connection with retirement plans receiving favorable federal income tax treatment under the Code.

Owner -- The person or persons (in the case of Joint Owners) entitled to receive Income Payments after the Maturity Date. The Owner is also entitled to the ownership rights stated in the Policy during the lifetime of the Annuitant. The original Owner is named in the Policy.


Policy -- The variable annuity policy issued by the Company and described in this Prospectus. The term "Policy" or "Policies" includes the Policy described in this Prospectus, a policy application, any supplemental applications, any endorsements and riders.

Policy Date -- Generally, the first date on which the application, if attached to the Policy, was signed or the initial premium was received and accepted by the Company at its Home Office.

Premium Payment(s) -- An amount paid to the Company by the Owner or on the Owner's behalf as consideration for the benefits provided by the Policy.

Qualified Policies -- Policies used in connection with retirement plans which receive favorable federal income tax treatment under the Code.


Surrender Value -- The Account Value (after deduction of any optional benefit charges and policy maintenance charges) less any applicable surrender charge and any applicable premium tax.



Valuation Period -- The period between the close of business on a Business Day and the close of business on the next succeeding Business Day.

Variable Income Payments -- Payments made pursuant to a payment plan and which fluctuate based on the investment performance of Investment Subdivisions selected by the Owner.

                                    FEE TABLE


Owner Transaction Expenses:
Sales Charge on Premium Payments                                         none
Maximum Contingent Deferred Sales Charge
(as a percentage of premium payments)                                    6.00%
Other surrender fees                                                     none
Transfer charge                                                          none 1

Annual Expenses:
(as a percentage of account value)
Mortality and Expense Risk Charge                                        1.25%
Administrative Expense Charge                                             .15%
                                                                         -----
Total Annual Expenses                                                    1.40%

Other Annual Expenses:
Annual Policy Maintenance Charge                                       $25.00 2
Maximum Annual Death Benefit Charge
-- Elective Guaranteed Minimum Death Benefit
 (as a percentage of average benefit amount)                             0.35%*
-- Elective Optional Death Benefit (as a percentage of Account Value)    0.25%**


*     If the Elective Guaranteed Minimum Death Benefit applies.

**    If the Elective Optional Death Benefit applies.







----------------
      1 The Company reserves the right to deduct a transfer charge after the 12th transfer in a calendar year.

      2 The Annual Policy Maintenance charge is waived if Account Value exceeds $75,000 on the date of deduction.

Fund Charges. The fees and expenses for each of the Funds (as a percentage of net assets) for the year ended December 31, 1997 are set forth in the following table. For more information on these fees and expenses, see the prospectuses for the Funds which accompany this prospectus.


                                                      Management Fees     Other Expenses
                                                      (after fee waiver   (after reimbursement-     Total Annual
Fund                                                  as applicable)       as applicable)           Expenses
----                                                   ----------------   ----------------------    ------------

Janus Aspen Series:
 Growth Portfolio                                            0.65%              0.05%               0.70%
 Aggressive Growth Portfolio                                 0.73%              0.03%               0.76%
 International Growth Portfolio                              0.67%              0.29%               0.96%
 Worldwide Growth Portfolio                                  0.66%              0.08%               0.74%
 Balanced Portfolio                                          0.76%              0.07%               0.83%
 Flexible Income Portfolio                                   0.65%              0.10%               0.75%
 Capital Appreciation Portfolio                              0.23%              1.03%               1.26%
Variable Insurance Products Fund: *
 Equity-Income Portfolio                                     0.50%              0.08%               0.58%
 Overseas Portfolio                                          0.75%              0.17%               0.92%
 Growth Portfolio                                            0.60%              0.09%               0.69%
Variable Insurance Products Fund II:*
 Asset Manager Portfolio                                     0.55%              0.10%               0.65%
 Contrafund Portfolio                                        0.60%              0.11%               0.71%
Variable Insurance Products Fund III:*
 Growth & Income Portfolio                                   0.49%              0.21%               0.70%
 Growth Opportunities Portfolio                              0.60%              0.14%               0.74%
GE Investments Funds, Inc.:
 S&P 500 Index Fund                                          0.34%              0.12%               0.46%
 Money Market Fund                                           0.20%              0.12%               0.32%
 Total Return Fund                                           0.50%              0.15%               0.65%
 International Equity Fund                                   0.98%              0.36%               1.34%
 Real Estate Securities Fund                                 0.83%              0.12%               0.95%
 Global Income Fund                                          0.40%              0.17%               0.57%
 Value Equity Fund                                           0.37%              0.09%               0.46%
 Income Fund                                                 0.42%              0.17%               0.59%
 U.S. Equity Fund                                            0.55%              0.25%               0.80%
Oppenheimer Variable Account Funds:
 Oppenheimer Bond Fund                                       0.73%              0.05%               0.78%
 Oppenheimer Aggressive Growth Fund                          0.71%              0.02%               0.73%
 Oppenheimer Growth Fund                                     0.73%              0.02%               0.75%
 Oppenheimer High Income Fund                                0.75%              0.07%               0.82%
 Oppenheimer Multiple Strategies Fund                        0.72%              0.03%               0.75%
Federated Insurance Series:
 Federated American Leaders Fund II                          0.66%              0.19%               0.85%
 Federated Utility Fund II                                   0.48%              0.37%               0.85%
 Federated High Income Bond Fund II                          0.51%              0.29%               0.80%
The Alger American Fund:
 Alger American Growth Portfolio                             0.75%              0.04%               0.79%
 Alger American Small Capitalization Portfolio               0.85%              0.04%               0.89%
PBHG Insurance Series Fund, Inc.:
 PBHG Growth II Portfolio                                     0.0%              1.20%               1.20%
 PBHG Large Cap Growth Portfolio                              0.0%              1.10%               1.10%
Goldman Sachs Variable Insurance Trust:
 Goldman Sachs Growth and Income Fund                        0.75%              0.15%               0.90%
 Goldman Sachs Mid Cap Equity Fund                           0.80%              0.15%               0.95%
Salomon Brothers Variable Series Funds:**


 Investors Fund                                              0.70%              0.30%               1.00%
 Total Return Fund                                           0.80%              0.20%               1.00%
 Strategic Bond Fund                                         0.75%              0.25%               1.00%






* The fees and expenses reported for Variable Insurance Products Fund, Variable Insurance Products Fund II and Variable Insurance Products Fund III are prior to any fee waiver and/or reimbursement as applicable.

** Based on estimated fees and expenses as these funds were not in existence as of December 31, 1997.

The purpose of these tables is to assist the Owner in understanding the various costs and expenses that an Owner will bear, directly and indirectly. Except as noted below, the Tables reflect charges and expenses of Account 4 as well as the underlying Funds as of December 31, 1997 for the most recent fiscal year. For more information on the charges described in these Tables, see Charges and Deductions and the Prospectuses for the underlying Funds which accompany this Prospectus. In addition to the expenses listed above, premium taxes varying from 0% to 3.5% may be applicable.





The expense information regarding the Funds was provided by those Funds. The Variable Insurance Products Fund, Variable Insurance Products Fund II, Variable Insurance Products Fund III, Oppenheimer Variable Account Funds, Janus Aspen Series, Federated Insurance Series, The Alger American Fund, PBHG Insurance Series Fund, Inc., Goldman Sachs Variable Insurance Trust, Salomon Brothers Variable Series Funds and their investment advisers are not affiliated with the Company. While the Company has no reason to doubt the accuracy of these figures provided by these non-affiliated Funds, the Company has not independently verified such information. The annual expenses listed for all the Funds are net of certain reimbursements by the Funds' investment advisers except for Variable Insurance Products Fund, Variable Insurance Products Fund II and Variable Insurance Products Fund III. The Company cannot guarantee that the reimbursements will continue.



Absent reimbursements, the total annual expenses of the portfolios of the Janus Aspen Series during 1997 would have been .78% for Growth Portfolio, .78% for Aggressive Growth Portfolio, 1.08% for International Growth Portfolio, .81% for Worldwide Growth Portfolio, .83% for Balanced Portfolio and 2.19% for Capital Appreciation Portfolio.

With reimbursements, the total annual expenses of the portfolios of the Variable Insurance Products Fund during 1997 would have been .57% for VIP Equity-Income Portfolio, .90% for VIP Overseas Portfolio and .67% for VIP Growth Portfolio.

With reimbursements, the total annual expenses of the portfolios of the Variable Insurance Products Fund II during 1997 would have been .64% for VIP II Asset Manager Portfolio and .68% for VIP II Contrafund Portfolio.


With reimbursements, the total annual expenses of the portfolios of the Variable Insurance Products Fund III during 1997 would have been .73% for VIP III Growth Opportunities Portfolio.

GE Investment Management Incorporated currently serves as investment adviser to GE Investments Funds, Inc. (formerly Life of Virginia Series Fund, Inc.). Prior to May 1, 1997, Aon Advisors, Inc. served as investment adviser to this Fund and had agreed to reimburse the Fund for certain expenses of each of the Fund's portfolios. Absent certain fee waivers or reimbursements, the total annual expenses of the portfolios of GE Investments Funds, Inc. during 1997 would have been .46% for S&P 500 Index Fund, .48% for Money Market Fund, .65% for Total Return Fund, 1.43% for International Equity Fund, .96% for Real Estate Fund,
 .57% for Global Income Fund, .46% for Value Equity Fund, .76% for Income Fund and .86% for U.S. Equity Fund.


Absent certain fee waivers or reimbursements, the total annual expenses of the portfolios of the Federated Insurance Series during 1997 would have been .94% for Federated American Leaders Fund II, 1.12% for Federated Utility Fund II, and
 .89% for Federated High Income Bond Fund II.

Absent certain fee waivers or reimbursements, the total annual expenses of the portfolios of PBHG Insurance Series Funds, Inc. during 1997 would have been 4.38% for Growth II Portfolio and 5.21% for Large Cap Growth Portfolio.

Absent certain fee waivers or reimbursements, the total annual expenses of the portfolios of Goldman Sachs Variable Insurance Trust would have been 1.51% for Growth and Income Fund and 1.33% for Mid Cap Equity Fund.



Absent certain fee waivers or reimbursements, the total annual expenses of the portfolios of Salomon Brothers Variable Series Funds would have been 2.61% for Investors Fund, 2.71% for Total Return Fund and 2.66% for Strategic Bond Fund. The Other Expenses listed for these Funds are estimates provided by the Fund as these portfolios were recently organized and have no operating history, and actual expenses may be greater or less than those shown.



 Other Policies



We offer other variable life and variable annuity insurance policies which also invest in many of the same portfolios of the Funds. These Policies may have different charges that could affect the value of the Investment Subdivisions and may offer different benefits more suitable to your needs. To obtain more information about these policies, contact your agent, or call (800) 352-9910.

EXAMPLES: A Policyowner would pay the following expense on a $1,000 investment, assuming a 5% annual return on assets and the charges and expenses reflected in the Fee Table above (excluding the elective optional death benefit rider and the elective guaranteed minimum death benefit rider):

1. If you surrender* your Policy at the end of the applicable period:



Subdivision Investing In;             1 Year      3 Years     5 Years     10 Years

Janus Aspen Series
Balanced                            $  77.61      126.74       160.53        266.60
Flexible Income                        76.81      124.33       156.49        258.49
Growth                                 76.31      122.82       153.96        253.39
Aggressive Growth                      76.91      124.63       157.00        259.51
Worldwide Growth                       76.71      124.02       155.99        257.48
Capital Appreciation                   81.91      139.62       181.94        308.97
International Growth                   78.91      130.65       167.05        279.62
Variable Insurance Products Fund
Equity-Income                          75.10      119.18       147.86        241.04
Overseas                               78.51      129.45       165.05        275.63
Growth                                 76.21      122.51       153.46        252.37
Variable Insurance Products Fund
II
Asset Manager                          75.81      121.30       151.43        248.27
Contrafund                             76.41      123.12       154.47        254.42
Variable Insurance Products Fund
III
Growth and Income                      76.31      122.82       153.96        253.39
Growth Opportunities                   76.71      124.02       155.99        257.48
GE Investments Funds, Inc.
Income                                 75.20      119.48       148.37        242.08
S&P 500 Index                          73.90      115.53       141.73        228.53
Total Return                           75.81      121.30       151.43        248.27
International Equity                   82.71      141.99       185.87        316.64
Real Estate Securities                 78.81      130.35       166.55        278.62
Global Income                          75.00      118.87       147.35        240.00
Value Equity                           73.90      115.53       141.73        228.53
Money Market                           72.49      111.25       134.52        213.73
U.S. Equity                            77.31      125.84       159.02        263.57
Oppenheimer Variable Account Funds
Multiple Strategies                    76.81      124.33       156.49        258.49
Aggressive Growth                      76.61      123.72       155.48        256.46
Growth                                 76.81      124.33       156.49        258.49
High Income                            77.51      126.44       160.03        265.59
Bond                                   77.11      125.23       158.01        261.54
Federated Insurance Series
High Income Bond II                    77.31      125.84       159.02        263.57
Utility II                             77.81      127.34       161.54        268.61
American Leaders II                    77.81      127.34       161.54        268.61
The Alger American Fund
Growth                                 77.21      125.53       158.51        262.55
Small Capitalization                   78.21      128.55       163.55        272.63
PBHG Insurance Series Fund, Inc.
Growth II                              81.31      137.83       178.98        303.18
Large Cap Growth                       80.31      134.85       174.03        293.43
Goldman Sachs Variable Insurance
Trust
Growth and Income                      78.31      128.85       164.05        273.63
Mid Cap Equity                         78.81      130.35       166.55        278.62

Salomon Brothers Variable Series
Funds
Investors Fund                         79.31      131.85       169.05        283.59
Total Return Fund                      79.31      131.85       169.05        283.59
Strategic Bond Fund                    79.31      131.85       169.05        283.59




* surrender includes annuitization over a period of less than 5 years.

2. If you annuitize at the end of the applicable period, or do not surrender*:




Subdivision Investing In:             1 Year      3 Years     5 Years      10 Years
Janus Aspen Series
Balanced                          $    23.61       72.74       124.53        266.60
Flexible Income                        22.81       70.33       120.49        258.49
Growth                                 22.31       68.82       117.96        253.39
Aggressive Growth                      22.91       70.63       121.00        259.51
Worldwide Growth                       22.71       70.02       119.99        257.48
Capital Appreciation                   27.91       85.62       145.94        308.97
International Growth                   24.91       76.65       131.05        279.62
Variable Insurance Products Fund
Equity-Income                          21.10       65.18       111.86        241.04
Overseas                               24.51       75.45       129.05        275.63
Growth                                 22.21       68.51       117.46        252.37
Variable Insurance Products Fund
II
Asset Manager                          21.81       67.30       115.43        248.27
Contrafund                             22.41       69.12       118.47        254.42
Variable Insurance Products Fund
III
Growth and Income                      22.31       68.82       117.96        253.39
Growth Opportunities                   22.71       70.02       119.99        257.48
GE Investments Funds, Inc.
Income                                 21.20       65.48       112.37        242.08
S&P 500 Index                          19.90       61.53       105.73        228.53
Total Return                           21.81       67.30       115.43        248.27
International Equity                   28.71       87.99       149.87        316.64
Real Estate Securities                 24.81       76.35       130.55        278.62
Global Income                          21.00       64.87       111.35        240.00
Value Equity                           19.90       61.53       105.73        228.53
Money Market                           18.49       57.25        98.52        213.73
U.S. Equity                            23.31       71.84       123.02        263.57
Oppenheimer Variable Account Funds
Multiple Strategies                    22.81       70.33       120.49        258.49
Aggressive Growth                      22.61       69.72       119.48        256.46
Growth                                 22.81       70.33       120.49        258.49
High Income                            23.51       72.44       124.03        265.59
Bond                                   23.11       71.23       122.01        261.54
Federated Insurance Series
High Income Bond II                    23.31       71.84       123.02        263.57
Utility II                             23.81       73.34       125.54        268.61
American Leaders II                    23.81       73.34       125.54        268.61
The Alger American Fund
Growth                                 23.21       71.53       122.51        262.55
Small Capitalization                   24.21       74.55       127.55        272.63
PBHG Insurance Series Fund, Inc.
Growth II                              27.31       83.83       142.98        303.18
Large Cap Growth                       26.31       80.85       138.03        293.43
Goldman Sachs Variable Insurance
Trust
Growth and Income                      24.31       74.85       128.05        273.63
Mid Cap Equity                         24.81       76.35       130.55        278.62

Salomon Brothers Variable Series
Funds
Investors Fund                         25.31       77.85       133.05        283.59
Total Return Fund                      25.31       77.85       133.05        283.59
Strategic Bond Fund                    25.31       77.85       133.05        283.59




* surrender includes annuitization over a period of less than 5 years.


  EXAMPLES: A Policyowner would pay the following expense on a $1,000 investment, assuming a 5% annual return on assets and the charges and expenses reflected in the Fee Table above (including the elective optional death benefit rider and the elective guaranteed minimum death benefit rider):

1. If you surrender* your Policy at the end of the applicable period:



Subdivision Investing In:             1 Year         3 Years         5 Years           10 Years
Janus Aspen Series
Balanced                           $   83.67          145.29           192.07            333.07
Flexible Income                        82.87          142.90           188.13            325.35
Growth                                 82.37          141.41           185.65            320.50
Aggressive Growth                      82.97          143.20           188.62            326.32
Worldwide Growth                       82.77          142.61           187.63            324.38
Capital Appreciation                   87.95          157.99           213.00            373.40
International Growth                   84.97          149.15           198.45            345.47
Variable Insurance Products Fund
Equity-Income                          81.17          137.82           179.69            308.73
Overseas                               84.57          147.96           196.49            341.67
Growth                                 82.27          141.11           185.16            319.52
Variable Insurance Products Fund
II
Asset Manager                          81.87          139.92           183.17            315.61
Contrafund                             82.47          141.71           186.15            321.47
Variable Insurance Products Fund
III
Growth & Income                        82.37          141.41           185.65            320.50
Growth Opportunities                   82.77          142.61           187.63            324.38
GE Investments Funds, Inc.
Income                                 81.27          138.12           180.19            309.72
S&P 500 Index                          79.97          134.22           173.69            296.81
Total Return                           81.87          139.92           183.17            315.61
International Equity                   88.74          160.34           216.84            380.70
Real Estate Securities                 84.87          148.85           197.96            344.52
Global Income                          81.07          137.52           179.19            307.74
Value Equity                           79.97          134.22           173.69            296.81
Money Market                           78.52          129.52           165.24            276.43
U.S. Equity                            83.37          144.39           190.59            330.18
Oppenheimer Variable Account Funds
Multiple Strategies                    82.87          142.90           188.13            325.35
Aggressive Growth                      82.67          142.31           187.14            323.41
Growth                                 82.87          142.90           188.13            325.35
High Income                            83.57          144.99           191.58            332.11
Bond                                   83.17          143.80           189.61            328.25
Federated Insurance Series
High Income Bond II                    83.37          144.39           190.59            330.18
Utility II                             83.87          145.88           193.05            334.99
American Leaders II                    83.87          145.88           193.05            334.99
The Alger American Fund
Growth                                 83.27          144.10           190.10            329.22
Small Capitalization                   84.27          147.07           195.02            338.81
PBHG Insurance Series Fund, Inc.
Growth II                              87.35          156.23           210.11            367.89
Large Cap Growth                       86.36          153.28           205.27            358.62
Goldman Sachs Variable Insurance
Trust
Growth and Income                      84.37          147.37           195.51            339.77
Mid Cap Equity                         84.87          148.85           197.96            344.52

Salomon Brothers Variable Series
Funds
Investors Fund                         85.36          150.33           200.40            349.24
Total Return Fund                      85.36          150.33           200.40            349.24
Strategic Bond Fund                    85.36          150.33           200.40            349.24



*surrender includes annuitization over a period of less than 5 years.

2. If you annuitize at the end of the applicable period, or do not surrender*:



    Subdivision Investing In:         1 Year        3 Years           5 Years          10 Years

Janus Aspen Series
Balanced                           $   29.67           91.29           156.07            333.07
Flexible Income                        28.87           88.90           152.13            325.35
Growth                                 28.37           87.41           149.65            320.50
Aggressive Growth                      28.97           89.20           152.62            326.32
Worldwide Growth                       28.77           88.61           151.63            324.38
Capital Appreciation                   33.95          103.99           177.00            373.40
International Growth                   30.97           95.15           162.45            345.47
Variable Insurance Products Fund
Equity-Income                          27.17           83.82           143.69            308.73
Overseas                               30.57           93.96           160.49            341.67
Growth                                 28.27           87.11           149.16            319.52
Variable Insurance Products Fund
II
Asset Manager                          27.87           85.92           147.17            315.61
Contrafund                             28.47           87.71           150.15            321.47
Variable Insurance Products Fund
III
Growth and Income                      28.37           87.41           149.65            320.50
Growth Opportunities                   28.77           88.61           151.63            324.38
GE Investments Funds, Inc.
Income                                 27.27           84.12           144.19            309.72
S&P 500 Index                          25.97           80.22           137.69            296.81
Total Return                           27.87           85.92           147.17            315.61
International Equity                   34.74          106.34           180.84            380.70
Real Estate Securities                 30.87           94.85           161.96            344.52
Global Income                          27.07           83.52           143.19            307.74
Value Equity                           25.97           80.22           137.69            296.81
Money Market                           24.52           75.52           129.24            276.43
U.S. Equity                            29.37           90.39           154.59            330.18
Oppenheimer Variable Account Funds
Multiple Strategies                    28.87           88.90           152.13            325.35
Aggressive Growth                      28.67           88.31           151.14            323.41
Growth                                 28.87           88.90           152.13            325.35
High Income                            29.57           90.99           155.58            332.11
Bond                                   29.17           89.80           153.61            328.25
Federated Insurance Series
High Income Bond II                    29.37           90.39           154.59            330.18
Utility II                             29.87           91.88           157.05            334.99
American Leaders II                    29.87           91.88           157.05            334.99
The Alger American Fund
Growth                                 29.27           90.10           154.10            329.22
Small Capitalization                   30.27           93.07           159.02            338.81
PBHG Insurance Series Fund, Inc.
Growth II                              33.35          102.23           174.11            367.89
Large Cap Growth                       32.36           99.28           169.27            358.62
Goldman Sachs Variable Insurance
Trust
Growth and Income                      30.37           93.37           159.51            339.77
Mid Cap Equity                         30.87           94.85           161.96            344.52

Salomon Brothers Variable Series
Funds
Investors Fund                         31.36           96.33           164.40            349.24
Total Return Fund                      31.36           96.33           164.40            349.24
Strategic Bond Fund                    31.36           96.33           164.40            349.24




* surrender includes annuitization over a period of less than 5 years.

                                     SUMMARY

The following Summary Of Prospectus Information Should Be Read In Conjunction With the Detailed Information Appearing Elsewhere In This Prospectus.

The Policy


The Policy allows the Owner to accumulate funds on a tax-deferred basis based on the investment experience of the assets underlying the Policy. After the Maturity Date, this Policy also permits Variable Income Payments to be made based upon either the investment performance of the selected Investment Subdivisions of Account 4 or Fixed Income Payments based upon the guarantees of the Company. The Policy may be purchased on a non-tax qualified basis (i.e., a Non-Qualified Policy) or it can be purchased with the proceeds from certain retirement or savings plans qualifying for favorable federal income tax treatment (i.e., a Qualified Policy).


The Owner can allocate premiums among up to ten Investment Subdivisions. Before the Maturity Date, the Account Value depends on the investment experience of the selected Investment Subdivisions; therefore, before Income Payments begin, the Owner bears the entire investment risk under this Policy. The payee will bear the investment risk after Income Payments begin with respect to Variable Income Payments.


In addition, under Policies sold through certain distribution systems, Owners can allocate premiums or transfer amounts from the Investment Subdivisions to a Guarantee Account. Contributions and/or transfers to the Guarantee Account become part of the General Account of the Company.

Availability of Certain Features

This prospectus describes features of Policy Form P1150 10/98. In states where P1150 10/98 is not available, Policy Form P1143 4/94 is used. Differences between them are described in the Appendix, together with matters pertaining to policies issued prior to October 12, 1998.

Premium Payments

Except for certain group sales, an initial Premium Payment of at least $5,000 ($2,000 for an IRA Policy) is required. Additional Premium Payments of at least $500 for Non-Qualified Policies or $100 for Qualified Policies or $50 for IRA Policies generally may be made any time before Income Payments begin. (See Purchasing the Policies.)


Except as stated under Refund Privilege, Premium Payments are allocated among the Investment Subdivisions (or, if applicable, a Guarantee Account) in accordance with the Owner's written instructions. Premium payments may be allocated among up to ten Investment Subdivisions at any one time (however, at any point in time, Account Value may not be invested in more than ten Investment Subdivisions). The minimum allocation permitted is 1% of each Premium Payment but not less than $100.00. The Owner may, by written request or by calling the Company's Telephone Transfer Line, change the allocation of subsequent Premium Payments. In states that require a return of Premium Payments as a refund privilege, initial Premium Payments will be placed in the Investment Subdivision that invests in the Money Market Fund of the GE Investments Funds, Inc. (See Allocation of Premium Payments.)


Transfers


Before Income Payments begin the Owner may transfer amounts among the Investment Subdivisions that are available at the time the transfer is requested. Currently, there is no limit on the number of transfers that may be made; however, the Company reserves the right to impose such a limit in the future. All transfers may be made without charge. However, the Company reserves the right to deduct a $10 charge per transfer after the 12th transfer in a calendar year. (See Transfers.) The Company may not honor transfers made by third parties holding multiple powers of attorney. (See Powers of Attorney.)


After Variable Income Payments begin, the payee may transfer Annuity Units among the available Investment Subdivisions once each calendar year. No transfer charge will be imposed on such transfers.

Full and Partial Surrenders



Full or partial surrenders may be made any time before Income Payments begin provided that the surrender is for at least $500 and that the surrender will not reduce the Account Value to below $5,000. (See Surrender.) Amounts surrendered will generally be subject to a surrender charge (also known as a contingent deferred sales charge). (See Sales Charges.) For Policies issued on or after October 12, 1998, a partial surrender will reduce the minimum death benefit by the proportion that the partial surrender (including any applicable surrender charge) reduced the Account Value. (See "Effect of Partial Withdrawals on Death Benefit".)




Charges and Deductions


To cover the costs of administering the Policies, the Company deducts a daily administrative expense charge at an effective annual rate of .15% of the average daily net assets in Account 4 attributable to the policies, and an annual policy maintenance charge of $25 from the Account Value attributable to each Policy (waived if Account Value exceeds $75,000 at the time of deduction). The annual charge is made at the earlier of 1) next Policy anniversary, or 2) surrender.

The Company does not deduct any sales charge from Premium Payments; however, it may deduct a surrender charge (also referred to as a contingent deferred sales charge). (See Sales Charges -- Surrender Charge.) A surrender charge is deducted from full surrenders and certain partial surrenders that occur within six years of any Premium Payments. If there is a full surrender of the Policy during the first four years following a Premium Payment, a maximum surrender charge equal to 6% of the amount surrendered will be imposed. Thereafter, the charge decreases 2% per year, so that no surrender charge, or portion thereof, is ever attributable to a Premium Payment made more than six years prior to the date of a full surrender.

Similarly, a surrender charge may be imposed on certain partial surrenders where the Account Value surrendered is attributable to a Premium Payment made within the last six years. The charge is calculated by multiplying (1) the surrender charge percentage, described above and (2) the lesser of (a) the amount surrendered attributable to the Premium Payment and (b) the premium paid, less the total of all surrender amounts previously deemed to reduce that Premium Payment.

A daily charge at an effective annual rate of 1.25% of the average daily net assets in Account 4 attributable to the Policies is imposed against those assets to compensate the Company for mortality and expense risks assumed by it. (See Charges Against Account 4.)

The Company may deduct a charge for any premium taxes incurred. Any applicable premium tax may be deducted from either the premium paid or from proceeds (including benefits for surrender, maturity and death). (See Premium Taxes.)


In the event that the Owner elects to purchase a Guaranteed Minimum Death Benefit Rider (See Elective Guaranteed Minimum Death Benefit Rider), a charge will be made each year for expenses related to the Death Benefit under the Rider, not exceeding .35% of the average Guaranteed Minimum Death Benefit during the prior year. (See Annual Death Benefit Charge.)

In the event that the Owner elects to purchase an Optional Death Benefit Rider (See Elective Optional Death Benefit Rider), a charge will be made each year for expenses related to the Death Benefit under the Rider, not exceeding .25% of the Account Value at time of deduction. (See Annual Death Benefit Charge.)

Income Payments

Beginning on the Maturity Date, if the Annuitant is living on that date, the Owner may receive Monthly Income Benefits based upon either the investment performance of the selected Investment Subdivisions or the guarantees of the Company. The amount of the Monthly Income Benefits will depend on: (1) the Maturity Value; (2) the amount of any applicable state and/or local premium tax;
(3) the Annuitant's sex, where appropriate, and age on the Maturity Date; and
(4) the optional payment plan chosen.

With respect to Monthly Income Benefits and any Income Payments derived from Death Benefit or Surrender Value, the Owner may select from a number of optional payment plans including Income Payments for the life of an Annuitant (or a different or additional person, depending upon the benefit payable) with a guaranteed number of Income Payments.
(See Optional Payment Plans.)

Death Provisions



Subject to a number of distribution rules, certain benefits and other Policy options are available to certain persons on the death of an Owner, Joint Owner or Annuitant prior to the Maturity Date while the Policy is in force. (See Distributions Under the Policy -- Death Provisions.) Owners may also elect to purchase a Guaranteed Minimum Death Benefit Rider. (See Elective Guaranteed Minimum Death Benefit Rider.)




The Owner may also elect to purchase a Guaranteed Minimum Death Benefit Rider and/or an Optional Death Benefit Rider. (See "Elective Guaranteed Minimum Death Benefit Rider" and "Elective Optional Death Benefit Rider.") The election must be made at the time the policy is purchased.



Refund Privilege


The Owner has 10 days after the Policy is received to examine the Policy and return it for a refund. Unless state law requires that Premium Payments be returned as the refund, the amount of the refund will equal the Account Value (without reduction by any surrender charges). If state law requires that Premium Payments be returned, the amount of the refund will equal the greater of (1) the Account Value (without reduction by any surrender charges) plus any amount deducted from the Premium Payments prior to allocation to Account 4 and (2) the Premium Payments made. In certain states the Owner may have more than 10 days to return the policy for a refund. (See Examination of Policy (Refund Privilege).)

Questions

Any questions about the Policy or the Funds in which the Investment Subdivisions invest will be answered by the Company's Home Office. All inquiries can be addressed to Life of Virginia, Variable Products Department, 6610 West Broad Street, Richmond, VA 23230; if by phone, call (800) 352-9910.

                              FINANCIAL INFORMATION

Financial statements for Account 4 and consolidated financial statements for the Company (as well as the auditors' reports thereon) are in the Statement of Additional Information.

Condensed Financial Information

The Accumulation Unit Values and the number of accumulation units outstanding for each Investment Subdivision for the periods shown are as follows:



                          Accumulation       Accumulation    No. of       Accumulation   Accumulation    No. of
                          Unit Values        Unit Values     Units        Unit Values    Unit Values     Units
                             as of               as of       as of        as of          as of           As of
                           1/02/98            12/31/97       12/31/97     1/01/96         12/31/96       12/31/96
          FUNDS            -------             --------     --------      ------------   ------------    ---------



Variable Insurance
Products Fund
Equity-Income               36.54             36.47        10,074,173        25.62         28.87         7,041,867
Growth                      38.59             38.45         3,614,598        27.93         31.58         3,026,574
Overseas                    20.76             20.65         1,762,588        16.82         18.78         1,557,443

Variable Insurance
Products Fund II
Asset Manager               24.06             24.03         2,678,933        17.87         20.20         2,248,519
Contrafund                  20.29             20.32         8,595,677        13.88         16.60         5,493,999

Variable Insurance
Products Fund III
Growth and Income +         12.38             12.36           976,086          -             -                -
Growth Opportunities +      12.35             12.28         1,049,540          -             -                -

GE Investments Funds,
Inc.
Money Market                14.43             14.42         4,980,487        13.35         13.88         3,893,379
Government Securities +        -                -               -            16.60         16.59           276,196
S&P 500 Index               38.82             38.68         3,025,140        24.52         30.11         1,262,502
Total Return                28.37             28.26           928,145        22.27         24.29           659,251
International Equity        12.57             12.50           614,410        10.61         11.51           332,403
Real Estate Securities      18.28             18.34         1,478,247        11.59         15.57           428,969
Global Income +             10.24             10.24            79,290          -             -                -
Value Equity +              13.11             13.13           730,616          -             -                -
Income +                    10.05             10.01           903,249          -             -                -
U.S. Equity +                  -                -               -              -             -                -

Oppenheimer Variable
Account Funds
High Income                 30.60             30.57         2,934,974        24.31         27.63         1,715,755
Bond                        20.54             20.42           994,017        18.35         18.96           707,097
Aggressive Growth           35.33             35.64         3,176,448        27.31         32.37         2,121,294
Growth                      36.75             36.72         2,462,359        23.81         29.40         1,091,602
Multiple Strategies         25.90             25.80         1,200,126        19.60         22.32           748,002

Janus Aspen Series
Growth                      18.98             18.95         7,270,898        13.41         15.66         4,882,922
Aggressive Growth           19.86             20.04         3,442,667        16.95         18.04         2,662,051
Worldwide Growth            22.98             22.85        10,111,685        14.91         11.67           682,605
International Growth+       13.65             13.63         3,001,600          -           18.97         5,146,187
Balanced                    14.66             14.65         2,804,435        10.62         12.17           992,496
Flexible Income             12.49             12.45           869,089        10.48         11.29           325,169
Capital Appreciation+       12.51             12.54           163,550          -             -                -

Federated Insurance
Series
Federated Utility II        16.68             16.75         1,325,701        12.20         13.41         1,130,433
Federated High Income
Bond II                     15.01             15.00         1,886,887        11.86         13.37           809,989
Federated American
Leaders II +                14.45             14.42         2,056,691          -           11.05           265,832

The Alger American Fund
AA Growth                   13.13             13.34         4,380,186         9.63         10.76         2,962,177
AA Small Capitalization     10.47             10.58         5,645,458         9.38          9.63         3,568,152

PBHG Insurance Series
Fund, Inc.
Growth II+                  10.52             10.65           576,010          -             -                -
Large Cap Growth+           11.61             11.71           346,833          -             -                -


Goldman Sachs Variable
Insurance Trust
Growth and Income+             -                -               -              -             -                -
Mid Cap Equity+                -                -               -              -             -                -

Salomon Brothers
Variable Series Funds
Investors Fund+                -                -               -              -             -                -
Total Return Fund+             -                -               -              -             -                -
Strategic Bond Fund+           -                -               -              -             -                -
+ Unit Values are not shown for the Investment Subdivisions investing in these portfolios, as they were not available to Account 4 Owners during the periods shown.




Condensed Financial Information

The Accumulation Unit Values and the number of accumulation units outstanding for each Investment Subdivision for the periods shown are as follows:



                          Accumulation   Accumulation    No. of       Accumulation   Accumulation    No. of
                          Unit Values    Unit Values     Units        Unit Values    Unit Values     Units
                             as of           as of       as of        as of          as of           As of
                           1/03/95        12/31/95       12/31/95     7/21/94         12/31/94       12/31/94
          FUNDS            -------         --------     --------      ------------   ------------    ---------


Variable Insurance
Products Fund
Equity-Income             19.56            25.62         3,119,975       18.71           19.23      276,392
Growth                    21.27            27.93         1,525,015       19.45           20.92      141,845
Overseas                  15.82            16.82           829,371       16.18           15.55      197,672

Variable Insurance
Products Fund II
Asset Manager             15.70            17.87         1,469,667       15.80           15.50      450,885
Contrafund +                -              13.88         2,007,948         -               -          -

Variable Insurance
Products Fund III
Growth and Income +         -                -                -            -               -          -
Growth Opportunities +      -                -                -            -               -          -

GE Investments Funds,
Inc.
Money Market              13.01            13.35         1,508,360       12.61           12.79       75,600
Government Securities     14.61            16.60           153,756       14.47           14.38          889
S&P 500 Index             18.58            24.52           400,009       17.96           18.27       10,408
Total Return              17.94            22.27           252,584       17.15           17.65       12,498
International Equity +      -              10.61            47,044         -               -          -
Real Estate Securities +    -              11.59            34,477         -               -          -
Global Income+              -                -                -            -               -          -
Value Equity+               -                -                -            -               -          -
Income +                    -                -                -            -               -          -
U.S. Equity +               -                -                -            -               -          -

Oppenheimer Variable
Account Funds
High Income               20.83            24.31           561,144       20.99           20.49       77,818
Bond                      16.17            18.35           275,480       16.08           15.90       11,655
Aggressive Growth         21.25            27.31           582,579       19.39           20.90       68,052
Growth                    17.97            23.81           423,764       16.88           17.67       12,276
Multiple Strategies       17.66            19.60           256,681       16.27           16.38       26,302

Janus Aspen Series
Growth                    10.48            13.41         1,875,640       10.30           10.44      159,068
Aggressive Growth         13.53            16.95         1,251,004       11.51           13.48      169,799
Worldwide Growth          11.91            14.91         1,227,070       11.63           11.87      117,700
International Growth+       -                -                -
Balanced +                  -              10.62            73,538         -               -          -
Flexible Income +           -              10.48            36,272         -               -          -
Capital Appreciation +      -                -                -            -               -          -

Federated Insurance
Series
Federated Utility II +      -              12.20           463,476         -               -          -
Federated High Income
Bond II +                   -              11.86           123,152         -               -          -
Federated American
Leaders II +                -                -                -            -               -          -

The Alger American Fund
AA Growth +                 -               9.63           312,011         -               -          -
AA Small Capitalization +   -               9.38           401,258         -               -          -

PBHG Insurance Series
Fund, Inc.
Growth II +                 -                -                -            -               -          -
Large Cap Growth +          -                -                -            -               -          -


Goldman Sachs Variable
Insurance Trust
Growth and Income +         -                -                -            -               -          -
Mid Cap Equity +            -                -                -            -               -          -

Salomon Brothers
Variable Series Funds
Investors Fund +            -                -                -            -               -          -
Total Return Fund +         -                -                -            -               -          -
Strategic Bond Fund +       -                -                -            -               -          -






+ Unit Values are not shown for the Investment Subdivisions investing in these portfolios, as they were not available to Account 4 Owners during the periods shown.

                     THE LIFE INSURANCE COMPANY OF VIRGINIA
                     AND LIFE OF VIRGINIA SEPARATE ACCOUNT 4

The Life Insurance Company of Virginia

The Company is a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871. The Company is principally engaged in the offering of life insurance and annuity policies. The Company is admitted to do business in 49 states and the District of Columbia. The principal offices are at 6610 West Broad Street, Richmond, Virginia 23230.

Eighty percent of the Company's capital stock is owned by General Electric Capital Assurance Company ("GE Capital Assurance"), which is an indirect wholly-owned subsidiary of General Electric Capital Corporation ("GE Capital"). The remaining 20% is owned by GE Financial Assurance Holdings, Inc., a direct wholly-owned subsidiary of General Electric Capital Corporation. GE Capital, a New York corporation, is a diversified financial services company whose subsidiaries consist of specialty insurance, equipment management, and commercial and consumer financing businesses. GE Capital's parent, General Electric Company, founded more than one hundred years ago by Thomas Edison, is the world's largest manufacturer of jet engines, engineering plastics, medical diagnostic equipment and large electric power generation equipment.

GNA Corporation, a direct wholly-owned subsidiary of GE Financial Assurance Holdings, Inc., directly owns the stock of Capital Brokerage Corporation (the principal underwriter for the Policies and a broker/dealer registered with the U.S. Securities and Exchange Commission).

The Company is a member of the Insurance Marketplace Standards Association ("IMSA"). The Company uses the IMSA membership logo and language in its advertisements, as outlined in IMSA's Marketing and Graphics Guidelines. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.

Account 4

Life of Virginia Separate Account 4 was established by the Company as a separate investment account on August 19, 1987. Account 4 currently has 80 Investment Subdivisions, 40 of which are available under the Policy. Premiums are allocated in accordance with the instructions of the Owner among up to 10 of the 40 Investment Subdivisions available under this Policy. Each of these Investment Subdivisions invests exclusively in an investment portfolio of one of the eleven Funds described below.

The assets of Account 4 are the property of the Company. Income and both realized and unrealized gains or losses from the assets of Account 4 are credited to or charged against the Account without regard to the income, gains, or losses arising out of any other business the Company may conduct. Although the assets in Account 4 attributable to the Policies are not chargeable with liabilities arising out of any other business which the Company may conduct, all obligations arising under the Policies, including the promise to make Income Payments, are general corporate obligations of the Company. Furthermore, the assets of Account 4 are available to cover the liabilities of the Company's General Account to the extent that the assets of Account 4 exceed its liabilities arising under the Policies supported by it.



Account 4 is registered with the Securities and Exchange Commission (the "Commission") as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act") and meets the definition of a separate account under the federal securities laws. Registration with the Commission, however, does not involve supervision of the management or investment practices or policies of Account 4 by the Commission.

Additions, Deletions, or Substitutions of Investments

The Company reserves the right, subject to compliance with applicable law, to make additions to, deletions from, or substitutions for the shares of the Fund portfolios that are held by Account 4 or that Account 4 may purchase.

The Company also reserves the right to establish additional Investment Subdivisions of Account 4, each of which would invest in a separate portfolio of a Fund, or in shares of another investment company, with a specified investment objective. One or more Investment Subdivisions may also be eliminated if, in the sole discretion of the Company, marketing, tax, or investment conditions warrant.

If deemed by the Company to be in the best interests of persons having voting rights under the Policies, and, if permitted by law, the Company may deregister Account 4 under the 1940 Act in the event such registration is no longer required; manage Account 4 under the direction of a committee; or combine Account 4 with other separate accounts of the Company. To the extent permitted by applicable law, the Company may also transfer the assets of Account 4 associated with the Policies to another separate account. In addition, the Company may, when permitted by law, restrict or eliminate any voting rights of Owners or other persons who have voting rights as to Account 4.

                                    THE FUNDS


Account 4 currently invests in eleven mutual funds. Each of the Funds currently available under the Policy is a registered open-end investment company of the series-type.


Each Investment Subdivision invests exclusively in a designated investment portfolio of one of the Funds. The assets of each such portfolio are separate from other portfolios of that Fund and each portfolio has separate investment objectives and policies. As a result, each portfolio operates as a separate investment portfolio and the investment performance of one portfolio has no effect on the investment performance of any other portfolio. Some of the Funds may, in the future, create additional portfolios.

Each of the Funds sells its shares to Account 4 in accordance with the terms of a participation agreement between the Fund and the Company. The termination provisions of those agreements vary. A summary of these termination provisions may be found in the Statement of Additional Information. Should an agreement between the Company and a Fund terminate, the Account will not be able to purchase additional shares of that Fund. In that event, Policyowners will no longer be able to allocate Account Values or Premium Payments to Investment Subdivisions investing in portfolios of that Fund.

Additionally, in certain circumstances, it is possible that a Fund or a portfolio of a Fund may refuse to sell its shares to Account 4 despite the fact that the participation agreement between the Fund and the Company has not been terminated. Should a Fund or a portfolio of a Fund decide not to sell its shares to the Company, the Company will be unable to honor policyowner requests to allocate their account values or premium payments to Investment Subdivisions investing in shares of that Fund or portfolio.

Certain Investment Subdivisions invest in portfolios that have similar investment objectives and/or policies; therefore, before choosing Investment Subdivisions, carefully read the individual prospectuses for the Funds, along with this prospectus.

Janus Aspen Series

The Janus Aspen Series has seven portfolios that are available under this
Policy: Growth Portfolio, Aggressive Growth Portfolio, Worldwide Growth Portfolio, International Growth Portfolio, Balanced Portfolio, Flexible Income Portfolio, and Capital Appreciation Portfolio.

Growth Portfolio has the investment objective of long-term capital growth in a manner consistent with the preservation of capital. The Growth Portfolio is a diversified portfolio that pursues its objective by investing in common stocks of companies of any size. Generally, this portfolio emphasizes larger, more established issuers.

Aggressive Growth Portfolio has the investment objective of long-term growth of capital. The Aggressive Growth portfolio is a non-diversified portfolio that will seek to achieve its objective by normally investing at least 50% of its equity assets in securities issued by medium-sized companies.

Worldwide Growth Portfolio has the investment objective of long-term growth of capital in a manner consistent with the preservation of capital. The Worldwide Growth Portfolio will seek to achieve its objective by investing in a diversified portfolio of common stocks of foreign and domestic issuers of all sizes. The portfolio normally invests in issuers from at least five different countries including the United States.

International Growth Portfolio has the investment objective of long-term growth of capital. The International Growth Portfolio will seek to achieve its objective primarily through investments in common stocks of issuers located outside the United States. The portfolio normally invests at least 65% of its total assets in securities of issuers from at least five different countries, excluding the United States.

Balanced Portfolio has the investment objective of seeking long-term growth of capital, consistent with the preservation of capital and balanced by current income. The portfolio normally invests 40-60% of its assets in securities selected primarily for their growth potential and 40-60% of its assets in securities selected primarily for their income potential.

Flexible Income Portfolio has the investment objective of seeking to obtain maximum total return, consistent with preservation of capital. Total return is expected to result from a combination of income and capital appreciation. The portfolio pursues its objective primarily by investing in any type of income-producing securities. This portfolio may have substantial holdings of lower-rated debt securities or "junk" bonds. The risks of investing in junk bonds are described in the prospectus for Janus Aspen Series, which should be read carefully before investing.

Capital Appreciation Portfolio has the investment objective of seeking long-term growth of capital by investing primarily in common stocks of companies of any size.

Janus Capital Corporation serves as investment adviser to Janus Aspen Series.

Variable Insurance Products Fund

Variable Insurance Products Fund has three portfolios that are available under this Policy: VIP Equity-Income Portfolio, VIP Overseas Portfolio and VIP Growth Portfolio.


VIP Equity-Income Portfolio seeks reasonable income by investing primarily in income-producing equity securities. In choosing these securities, the portfolio will also consider the potential for capital appreciation. The portfolio's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's Composite Index of 500 Stocks.


VIP Overseas Portfolio seeks long-term growth of capital primarily through investments in foreign securities. The portfolio provides a means for investors to diversify their own portfolios by participating in companies and economies outside of the United States.

VIP Growth Portfolio seeks to achieve capital appreciation. The portfolio normally purchases common stocks, although its investments are not restricted to any one type of security. Capital appreciation may also be found in other types of securities, including bonds and preferred stocks.

Fidelity Management & Research Company serves as investment adviser to Variable Insurance Products Fund.

Variable Insurance Products Fund II

Variable Insurance Products Fund II has two portfolios that are available under this Policy: VIP II Asset Manager Portfolio and VIP II Contrafund Portfolio.

VIP II Asset Manager Portfolio seeks high total return with reduced risk over the long-term by allocating its assets among domestic and foreign stocks, bonds and short-term money market instruments.

VIP II Contrafund Portfolio seeks capital appreciation by investing mainly in equity securities of companies believed to be undervalued or out-of-favor.

Fidelity Management & Research Company serves as investment adviser to Variable Insurance Products Fund II.

Variable Insurance Products Fund III

Variable Insurance Products Fund III has two portfolios that are available under this Policy: VIP III Growth & Income Portfolio and VIP III Growth Opportunities Portfolio.

VIP III Growth & Income Portfolio seeks high total return through a combination of current income and capital appreciation by investing mainly in equity securities.

VIP III Growth Opportunities Portfolio seeks capital growth by investing primarily in common stock and securities convertible to common stock.

Fidelity Management & Research Company serves as investment adviser to Variable Insurance Products Fund III.

GE Investments Funds, Inc.

GE Investments Funds, Inc. (GE Investments Funds) has nine portfolios that are available under this Policy: S&P 500 Index Fund, Money Market Fund, Total Return Fund, International Equity Fund, Real Estate Securities Fund, Global Income Fund, Value Equity Fund, Income Fund and U.S. Equity Fund.



S&P 500 Index Fund1 has the investment objective of providing capital appreciation and accumulation of income that corresponds to the investment return of the Standard & Poor's 500 Composite Stock Price Index, through investment in common stocks traded on the New York Stock Exchange and the American Stock Exchange, to a limited extent, in the over-the-counter markets. This fund is subadvised by State Street Global Advisors.


Money Market Fund has the investment objective of providing the highest level of current income as is consistent with high liquidity and safety of principal by investing in high quality money market securities.

Total Return Fund has the investment objective of providing the highest total return, composed of current income and capital appreciation, as is consistent with prudent investment risk by investing in common stocks, bonds and money market instruments, the proportion of each being continuously determined by the investment adviser.

--------------------------

1 "Standard & Poor's," "S&P," and "S&P 500" are trademarks of The Mc-Graw Hill Companies, Inc. and have been licensed for use by GE Investment Management Incorporated. The S&P 500 Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation or warranty, express or implied, regarding the advisability of investing in this Fund or the Policy.

International Equity Fund has the investment objective of providing long-term capital appreciation. The portfolio seeks to achieve its objective by investing primarily in equity and equity-related securities of companies that are organized outside of the U.S. or whose securities are principally traded outside of the U.S.

Real Estate Securities Fund has the investment objective of providing maximum total return through current income and capital appreciation. The portfolio seeks to achieve its objective by investing primarily in securities of U.S. issuers that are principally engaged in or related to the real estate industry including those that own significant real estate assets. The portfolio will not invest directly in real estate. This Fund is subadvised by Seneca Capital Management, L.L.C.

Global Income Fund has the investment objective of high total return, emphasizing current income and, to a lesser extent, capital appreciation. The portfolio seeks to achieve these objectives by investing primarily in income-bearing debt securities and other income-bearing instruments of U.S. and foreign issuers. This Fund is subadvised by GE Investments (US) Limited.

Value Equity Fund has the investment objective of providing long-term capital appreciation. The portfolio seeks to achieve this objective by investing primarily in common stock and other equity securities that are undervalued by the market and offer above-average capital appreciation potential. This Fund is subadvised by NWQ Investment Management Company.

Income Fund has the investment objective of providing maximum income consistent with prudent investment management and preservation of capital by investing primarily in income-bearing debt securities and other income-bearing instruments.


U.S. Equity Fund has the investment objective of providing long-term growth of capital by investing primarily in equity securities of U.S. companies.

GE Investment Management Incorporated serves as investment adviser to GE Investments Funds.

Oppenheimer Variable Account Funds

Oppenheimer Variable Account Funds has five portfolios that are available under this Policy: Oppenheimer High Income Fund, Oppenheimer Bond Fund, Oppenheimer Aggressive Growth Fund, Oppenheimer Growth Fund, and Oppenheimer Multiple Strategies Fund.

Oppenheimer High Income Fund seeks a high level of current income from investment in high yield fixed income securities, including unrated securities or high risk securities in the lower rating categories. These securities may be considered to be speculative. This Fund may have substantial holdings of lower-rated debt securities or "junk" bonds. The risks of investing in junk bonds are described in the prospectus for the Oppenheimer Variable Account Funds, which should be read carefully before investing.

Oppenheimer Bond Fund primarily seeks a high level of current income. Secondarily, this Fund seeks capital growth when consistent with its primary objective. Bond Fund will, under normal market conditions, invest at least 65% of its total assets in investment grade debt securities.


Oppenheimer Aggressive Growth Fund seeks to achieve capital appreciation by investing in "growth-type" companies. Prior to May 1, 1998, this Fund was known as the Capital Appreciation Fund.


Oppenheimer Growth Fund seeks to achieve capital appreciation by investing in securities of well-known established companies.

Oppenheimer Multiple Strategies Fund seeks a total investment return (which includes current income and capital appreciation in the value of its shares) from investments in common stocks and other equity securities, bonds and other debt securities, and "money market" securities.

OppenheimerFunds, Inc. serves as investment adviser to Oppenheimer Variable Account Funds.

Federated Insurance Series

The Federated Insurance Series has three portfolios that are available under this Policy: Federated Utility Fund II, Federated High Income Bond Fund II and Federated American Leaders Fund II.

Federated Utility Fund II has the investment objective of high current income and moderate capital appreciation. The Federated Utility Fund II will seek to achieve its objective by investing primarily in equity and debt securities of utility companies.

Federated High Income Bond Fund II has the investment objective of high current income. The Federated High Income Bond Fund II will seek to achieve its objective by investing primarily in a diversified portfolio of professionally managed fixed-income securities. The fixed-income securities in which the Fund intends to invest are lower-rated corporate debt obligations, commonly referred to as "junk bonds". The risks of these securities are described in the prospectus for the Federated Insurance Series, which should be read carefully before investing.

Federated American Leaders Fund II has the primary investment objective of long-term growth of capital, and a secondary objective of providing income. The Federated American Leaders Fund II will seek to achieve its objective by investing, under normal circumstances, at least 65% of its total assets in common stock of "blue chip" companies.

Federated Advisers serves as investment adviser to Federated Insurance Series.

The Alger American Fund

The Alger American Fund has two portfolios that are available under this Policy:
Alger American Growth Portfolio and Alger American Small Capitalization
Portfolio.

Alger American Growth Portfolio has the investment objective of long-term capital appreciation. Except during temporary defensive periods, this portfolio invests at least 65% of its total assets in equity securities of companies that, at the time of purchase, have a total market capitalization of $1 billion or greater.

Alger American Small Capitalization Portfolio seeks long-term capital appreciation. Except during temporary defensive periods, the portfolio invests at least 65% of its total assets in equity securities of companies that, at the time of purchase of the securities, have total market capitalization within the range of companies included in the Russell 2000 Growth Index or the S&P Small Cap 600 Index, updated quarterly. Both indexes are broad indexes of small capitalization stocks. The portfolio may invest up to 35% of its total assets in equity securities of companies that, at the time of purchase, have total market capitalization outside this combined range and in excess of that amount (up to 100% of its assets) during temporary defensive periods.

Fred Alger Management, Inc. serves as the investment manager to The Alger American Fund.

PBHG Insurance Series Fund, Inc.

PBHG Insurance Series Fund, Inc. (PBHG Insurance Series Fund) has two portfolios that are available under this Policy: Growth II Portfolio and Large Cap Growth Portfolio.

PBHG Growth II Portfolio seeks capital appreciation by investing at least 65% of its total assets in the equity securities of small and medium sized growth companies (market capitalization of up to $4 billion) that, in the adviser's opinion, have an outlook for strong earnings growth and the potential for significant capital appreciation.

PBHG Large Cap Growth Portfolio seeks long-term growth of capital by investing primarily in the equity securities of large capitalization companies (market capitalization of greater than $1 billion) that, in the adviser's opinion, have an outlook for strong growth in earnings and potential for capital appreciation.

Pilgrim Baxter & Associates, Ltd. serves as the investment adviser to PBHG Insurance Series Fund, Inc.

Goldman Sachs Variable Insurance Trust


Goldman Sachs Variable Insurance Trust has two portfolios that are available under this Policy: Goldman Sachs Mid Cap Equity Fund and Goldman Sachs Growth and Income Fund.


Goldman Sachs Growth and Income Fund seeks long-term capital growth and growth of income, primarily through equity securities that, in the management team's view, offer favorable capital appreciation and/or dividend-paying ability.

Goldman Sachs Mid Cap Equity Fund seeks to meet its objective primarily through investments in equity securities of companies with public stock market capitalizations within the range of the market capitalization of companies constituting the Russell Midcap Index at the time of investment (currently between $400 million and $16 billion).

Goldman Sachs Asset Management serves as investment adviser to Goldman Sachs Variable Insurance Trust.

Salomon Brothers Variable Series Funds, Inc.


Salomon Brothers Variable Series Funds, Inc. has three portfolios that are available under this Policy: Investors Fund, Total Return Fund and Strategic Bond Fund. These funds are not available in California at this time. Additionally, these funds may not be available in all markets.

Investors Fund's primary objective is long-term growth of capital. Current income is a secondary objective. The Fund seeks to achieve its objectives primarily through investments in common stocks of well-known companies.

Total Return Fund seeks to obtain above-average income. As a secondary objective, the Fund seeks to take advantage of opportunities for growth of capital and income and seeks to achieve its objectives primarily through investments in a broad variety of securities, including equity securities, fixed-income securities and short-term obligations. In addition, up to 20% of the Fund's net assets may be invested in lower-rated fixed income securities commonly known as junk bonds.

Strategic Bond Fund's primary objective is to seek a high level of current income. As a secondary objective, the Fund will seek capital appreciation. The Fund will seek to achieve its objectives by investing in a globally diverse portfolio of fixed-income investments, including lower-rated fixed income securities commonly known as junk bonds.

Salomon Brothers Asset Management, Inc. serves as investment adviser to Salomon Brothers Variable Series Funds.





              THERE IS NO ASSURANCE THAT THE STATED OBJECTIVES AND
                 POLICIES OF ANY OF THE FUNDS WILL BE ACHIEVED.

The investment objectives and policies of certain Funds are similar to the investment objectives and policies of other portfolios that may be managed by the same investment adviser or manager. The investment results of the Funds, however, may be higher or lower than the results of such other portfolios. There can be no assurance, and no representation is made, that the investment results of any of the Funds will be comparable to the investment results of any other portfolio, even if the other portfolio has the same investment adviser or manager, or if the other portfolio has a similar name.

The Company currently is compensated by an affiliate(s) of each of the Funds based upon an annual percentage of the average assets held in the Fund by the Company. These percentage amounts, which vary by Fund, are intended to reflect administrative and other services provided by the Company to the Fund and/or affiliate(s).

More detailed information concerning the investment objectives and policies of the Funds and their investment advisory services and charges can be found in the current prospectuses or profiles for the Funds which accompany or precede this Prospectus and in the Funds' current statements of additional information. A current prospectus or profile for each Fund can be obtained by writing or calling the Company at its Home Office. The prospectus or profile for each Fund should be read carefully before any decision is made concerning the allocation of Premium Payments or transfers among the Investment Subdivisions.

Resolving Material Conflicts

The Funds are used as investment vehicles for both variable life insurance and variable annuity policies issued by the Company. In addition, all of the Funds are also available to registered separate accounts of insurance companies other than the Company offering variable annuity and variable life policies. As a result, there is a possibility that an irreconcilable material conflict may arise between the interests of Owners owning Policies whose account values are allocated to Account 4 and of Owners owning policies whose Account Values are allocated to one or more other separate accounts investing in any one of the Funds.

In addition, Janus Aspen Series, GE Investments Funds, The Alger American Fund, Goldman Sachs Variable Insurance Trust and Salomon Brothers Variable Series Funds may sell shares to certain retirement plans. As a result, there is a possibility that a material conflict may arise between the interests of Owners generally or certain classes of Owners, and such retirement plans or participants in such retirement plans.

In the event of a material conflict, the Company will take any necessary steps, including removing Account 4 assets from the Fund, to resolve the matter. See the individual Fund Prospectus for additional details.


                             TOTAL RETURN AND YIELDS

From time to time, the Company may advertise total return and/or yield for the Investment Subdivisions. These figures are based on historical earnings and do not indicate or project future performance. Each Investment Subdivision may, from time to time, advertise performance relative to certain performance rankings and indices compiled by independent organizations. More detailed information as to the calculation of performance information appears in the Statement of Additional Information.

Total returns and yields for the Investment Subdivisions are based on the investment performance of the corresponding investment portfolios of the Funds. Each portfolio's performance in part reflects its expenses. See the Prospectuses for the Funds.


Total return for an Investment Subdivision refers to quotations made assuming that an investment under a Policy has been held in that Investment Subdivision for various periods of time. When an Investment Subdivision has been in operation for one, five, and ten years, respectively, the total return for these periods will be provided.

An average annual total return quotation represents the average annual compounded rate of return that would equate a hypothetical initial investment of $1,000 (as of the first day of the period for which the total return quotation is provided) to the redemption value of that investment (as of the last day of the period). Such quotations show the average annual percentage change in the value of a hypothetical investment during the periods specified. The standardized version of average annual total return reflects all historical investment results, less all charges and deductions applied against the Investment Subdivision (including any surrender charge that would apply if an Owner terminated the Policy at the end of each period indicated, but excluding charges for elective riders).

In addition to the standardized version described above, total return performance quotations computed on non-standard bases may be used in advertisements. For example, average annual total return information may be presented, computed on the same basis as described above, except deductions will not include sales or administrative charges. Average annual total returns that exclude sales or administrative expenses, or both, will be greater than standardized average annual total returns for comparable periods. In addition, the Company may present historic performance data for the Investment Subdivisions since their inception reduced by some or all of the fees and charges under the Policy. Such adjusted historic performance includes data that precedes the inception dates of the Investment Subdivisions. This data is designed to show the performance that would have resulted if the Policy had been in existence during that time. From time to time the Company may disclose average annual and/or cumulative total return in other non-standard formats.

The yield of a "money market" Investment Subdivision refers to the income generated by an investment in that Investment Subdivision over a specified seven-day period, which is then annualized. Yield is calculated by assuming that the income generated for that seven-day period is generated each seven-day period over a 52-week period. The effective yield is calculated similarly but the income earned by an investment in that money market Subdivision is assumed to be reinvested each period. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

Non-standard performance data will only be disclosed if the standard performance data for the required periods is also disclosed. For additional information regarding the calculation of performance data, please refer to the Statement of Additional Information.

The yield of an Investment Subdivision (other than a "money market" Subdivision) refers to the income generated by an investment in that Investment Subdivision over a specified 30-day (or one-month) period. The income generated over the period is assumed to be generated and reinvested each month for six months. The resulting semi-annual yield is then doubled.

In advertising and sales literature, the performance of each Investment Subdivision may be compared to the performance of other variable annuity issuers in general or to the performance of particular types of variable annuities investing in mutual funds, or investment portfolios of mutual funds with investment objectives similar to each of the Investment Subdivisions. Lipper Analytical Services, Inc. ("Lipper") and the Variable Annuity Research Data Service ("VARDS") are independent services which monitor and rank the performance of variable annuity issuers in each of the major categories of investment objectives on an industry-wide basis.

Lipper's rankings include variable life insurance issuers as well as variable annuity issuers. VARDS rankings compare only variable annuity issuers. The performance analyses prepared by Lipper and VARDS each rank such issuers on the basis of total return, assuming reinvestment of distributions, but do not take sales charges, redemption fees, or certain expense deductions at the separate account level into consideration. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking provides data as to which funds provide the highest total return within various categories of funds defined by the degree of risk inherent in their investment objectives.

Advertising and sales literature may also compare the performance of each Investment Subdivision to various widely recognized indices. One such index is the Standard & Poor's 500 Composite Stock Price Index, a measure of stock market performance. This unmanaged index does not consider tax consequences or the expense of operating or managing an investment portfolio, and may not consider reinvestment of income dividends.

The Company may also report other information including the effect of tax-deferred compounding on an Investment Subdivision's investment returns, or returns in general, which may be illustrated by tables, graphs, or charts. All income and capital gains derived from the Investment Subdivisions' investments in the Funds are reinvested on a tax-deferred basis.

                                   THE POLICY

The Policy is an individual flexible premium variable deferred annuity policy. The rights and benefits of the Policy are described below and in the Policies. There may be differences in your Policy because of requirements of the state where your Policy is issued. Any such differences will be included in your Policy.

Purchasing the Policies

Individuals wishing to purchase a Policy must apply through an authorized registered agent. The minimum initial Premium Payment required under the Policy is $5,000 ($2,000 for an IRA Policy). However, in certain cases where Policies are being offered to members of a group of individuals, the Company may agree to waive the $5,000 ($2,000 for an IRA Policy) initial premium requirement. Acceptance of a request for a Policy and acceptance of Premium Payments are subject to the Company's rules, and the Company reserves the right to reject any request for a Policy and any initial Premium Payment for any lawful reason and in a manner that does not unfairly discriminate against similarly situated purchasers.

If the Company is unable to issue a Policy due to incomplete information regarding the applicant, the initial Premium Payment will be credited to the Policy within two Business Days after the later of receipt of the information needed to issue the Policy or receipt of the initial Premium Payment by the Company at its Home Office. If the initial Premium Payment cannot be credited within five Business Days after receipt by the Company, the Company will contact the applicant, explain the reason for the delay, and refund the initial Premium Payment immediately, unless the applicant specifically consents to the Company retaining the initial Premium Payment until the required information is made complete. If the Company retains the initial Premium Payment, it will be credited within two Business Days after the necessary requirements are fulfilled.

The Owner may make Additional Premium Payments at any time before the Maturity Date. Additional Premium Payments made under Qualified Policies are limited to proceeds from certain qualified plans. Additional Premium Payments are credited as of the next close of business (on a Business Day) following receipt of the payment at the Home Office. An Owner must obtain the Company's prior approval before he or she makes total Premium Payments for an Annuitant age 79 or younger that exceed $2,000,000. If the Annuitant is age 80 or older at time of payment, the total amount not subject to prior approval is $1 million.

"Policy Years" for the initial Premium Payment are measured from the Policy Date. With regard to the determination of charges attributable to Additional Premium Payments, however, "years" are measured from the date of receipt of the Additional Premium Payment by the Company at its Home Office. (See Sales Charges.)

Allocation of Premium Payments

The Owner, by written instructions, allocates Premium Payments among the Investment Subdivisions. The Owner may allocate Premium Payments totally to one Investment Subdivision of Account 4, or partially to any one of the available Investment Subdivisions; however, at any time, the Account Value may not be invested in more than 10 Investment Subdivisions. Allocations of less than 1% of any Premium Payment, or less than $100, to any one Investment Subdivision are not permitted.

In those states which require that Premium Payments be returned during the right to examine Policy period (See Examination of Policy (Refund Privilege)), during an initial period commencing on the date the initial Premium Payment is credited to the Policy, Premium Payments will be placed in the Investment Subdivision that invests exclusively in the Money Market Fund of the GE Investments Funds. The Premium Payments will remain in that subdivision until the earlier of 15 calendar days from the date the initial Premium Payment is credited to the Policy or, if the Policy is not accepted by the Owner, when all amounts due are refunded. At the end of the 15-day period, the Account Value at that time, and all subsequent Premium Payments, will be allocated among the Investment Subdivisions in accordance with the Owner's instructions.

The Owner may change the allocation of subsequent Premium Payments at any time, without charge, by sending acceptable written notice to the Company at its Home Office or by calling the Company's Telephone Transfer Line. The allocation will apply to any Premium Payments made after the Company receives the change. The Account Value will vary with the investment performance of the Investment Subdivisions the Owner selects, and the Owner bears the entire investment risk for the Account Value in any particular Investment Subdivision. The allocation of Premium Payments will affect not only the Account Value prior to the Maturity Date, but it may also affect the Death Benefit payable upon the Annuitant's death. The Owner should periodically review his allocation of Account Value in light of market conditions and overall financial planning requirements.

Accumulation of Account Value

The Policy provides for an accumulation of Account Value prior to the Maturity Date. The Account Value equals the sum of the values of the amounts allocated under the Policy to each Investment Subdivision. Account Value will be determined on a daily basis and will reflect a number of factors, including Premium Payments, partial surrenders, transfers, charges assessed in connection with the Policy, and the investment performance of the shares purchased by the Investment Subdivisions to which the Account Value is allocated.
There is no guaranteed minimum Account Value.

On the date the initial Premium Payment is received and accepted by the Company, the Account Value equals the initial Premium Payment. Thereafter, prior to the Maturity Date, the Account Value in each Investment Subdivision is determined by multiplying the number of Accumulation Units in that Investment Subdivision credited to the Policy by the current value of an Accumulation Unit for that Investment Subdivision. The number of Accumulation Units is increased by any Additional Premium Payments and any transfers into that Investment Subdivision and decreased by the policy maintenance charge, the Annual Death Benefit Charge, any transfers out of that Investment Subdivision, and any full or partial surrenders.

Value of Accumulation Units

The Accumulation Units of each Investment Subdivision are valued separately. The value of Accumulation Units will change each Valuation Period according to the investment performance of the shares purchased by each Investment Subdivision and the deduction of certain charges from Account 4.

For each Investment Subdivision, the value of an Accumulation Unit for the first Valuation Period was $10. The value of an Accumulation Unit in an Investment Subdivision for each subsequent Valuation Period equals the value of the Accumulation Unit as of the immediately preceding Valuation Period, multiplied by the Net Investment Factor for that Investment Subdivision for the Valuation Period for which the Accumulation Unit Value is being calculated. The Net Investment Factor is a number representing the change in the value of Investment Subdivision assets on successive Business Days due to investment income, realized or unrealized capital gains or losses, deductions for taxes, if any, and deductions for the mortality and expense risk charge and administrative expense charge.

The value of an Accumulation Unit for a Valuation Period is the same for each day in the period.

Transfers

Before Income Payments begin, the Owner may transfer amounts among and between the Investment Subdivisions that are available at the time of the request by sending a written request to the Home Office. Telephone transfers are subject to the Company's administrative requirements. All transfers will be effective as of the end of the Valuation Period during which the written or telephone request is received at the Home Office.


Currently, there is no limit to the number of transfers that may be made before Income Payments begin; however, the Company reserves the right to limit, upon written notice, the number of transfers to twelve each calendar year or, if it is necessary in order that the Policy will continue to receive annuity treatment by the Internal Revenue Service, a lower number.


All transfers may be made without charge. However, the Company reserves the right to deduct a $10 charge per transfer after the 12th transfer in a calendar year.

If the amount of Account Value remaining in an Investment Subdivision after the transfer is less than $100, the Company will transfer the amount remaining in addition to the amount requested. The Company will not allow a transfer into any Investment Subdivision unless the Account Value of that Investment Subdivision after the transfer is at least $100.

After Income Payments begin, if Variable Income Payments are being made, Annuity Units may be transferred among the Investment Subdivisions at the payee's request once each calendar year. No transfer charge will be imposed on such transfers. The transfer will be effective as of the end of the Valuation Period during which the Company receives written request at its Home Office. The Income Payment amount on the date of the transfer will not be affected by the transfer, although subsequent Variable Income Payments will reflect the investment experience of the selected Investment Subdivisions.

If the number of Annuity Units remaining in an Investment Subdivision after a transfer is less than 1, then this unit will also be transferred. In addition, transfers are only permitted into an Investment Subdivision if, after the transfer, the number of Annuity Units of that Investment Subdivision is at least 1.

Where permitted by state law, the Company reserves the right to refuse to execute any transfer, whether requested before or after income payments begin, if any of the Investment Subdivisions that would be affected by the transfer are unable to purchase or redeem shares of the mutual funds in which they invest. In addition, the Company reserves the right to refuse to execute any transfer requested before income payments begin if the transfer is a result of more than one trade within a 30 day period by the Owner, or if the transfer would adversely affect accumulation unit values (which may occur if the transfer would affect one percent or more of the relevant Fund's total assets).

Telephone Transfers

The Company permits telephone transfers and may be liable for losses resulting from unauthorized or fraudulent telephone transfers if it fails to employ reasonable procedures to confirm that the telephone instructions that it receives are genuine. Therefore, the Company will employ means to prevent unauthorized or fraudulent telephone requests, such as sending written confirmation, recording telephone requests, and/or requesting other identifying information. In addition, the Company may require written authorization before allowing Owners to make telephone transfers.



To request a telephone transfer, Owners should call the Company's Telephone Transfer Line. The Company will record all telephone transfer requests. Transfer requests received prior to the close of the New York Stock Exchange will be executed that Business Day at that day's prices. Requests received after that time will be executed on the next Business Day at that day's prices.

Dollar-Cost Averaging

Owners may elect to have the Company automatically transfer specified amounts from one of certain designated Investment Subdivisions of Account 4 to any other available Investment Subdivision(s) on a monthly or quarterly basis. This privilege is intended to permit Owners to utilize "Dollar-Cost Averaging," a long-term investment method that provides for regular level investments over a period of time. The dollar-cost averaging method of investment is designed to reduce the risk of making purchases only when the price of units is high, but you should carefully consider your financial ability to continue the program over a long enough period of time to purchase Accumulation Units when their value is low as well as when it is high. The Company makes no representations or guarantees that Dollar-Cost Averaging will result in a profit or protect against a loss.

Owners must complete the Dollar-Cost Averaging section of the application or a Dollar-Cost Averaging Agreement or call the Company's Telephone Transfer Line in order to participate in the Dollar-Cost Averaging program. Currently, the Investment Subdivision available to allocate money for the purpose of Dollar-Cost Averaging is the Money Market Fund of the GE Investments Funds. Money may be allocated to this subdivision as initial premium, additional premium or in the form of a transfer from other Investment Subdivisions within Account 4. Any amount allocated must conform to the minimum amount and percentage requirements. (See Purchasing the Policies, and Allocation of Premium Payments.) The minimum transfer amount permitted by the Dollar-Cost Averaging program is $100. A Dollar-Cost Averaging transfer will not count toward any limit on the number of transfers or the number of free transfers available each year, except to the extent necessary for the Policy to continue to be treated as an annuity under applicable law.

Dollar-Cost Averaging will continue until the entire Account Value in the Investment Subdivision designated for Dollar-Cost Averaging is depleted. Prior to that time, the Owner may discontinue Dollar-Cost Averaging by sending the Company a written cancellation notice or by calling the Company's Telephone Transfer Line. Owners may initiate or make changes to their Dollar-Cost Averaging program by calling the Company's Telephone Transfer Line. Also, the Company reserves the right to discontinue Dollar-Cost Averaging upon 30 days written notice to the Owner.

Asset Allocation

An Owner may select from five asset allocation model portfolios offered by the Company, or an Owner may use a model offered by the Company as a guide to help him or her develop his or her own asset allocation program. The models designed by the Company are as follows:

         Model                   Investment and Risk Profile
         -----                   ---------------------------
          1                               Income
          2                               Enhanced Income
          3                               Growth & Income
          4                               Growth
          5                               Aggressive Growth


If an Owner elects to participate in the asset allocation program, all initial and additional Premium Payments will automatically be allocated among the Investment Subdivisions indicated by the model and the Funds within the model the Owner selects. The models do not include allocation to the Guarantee Account. Although an Owner may use only one model at a time, an Owner may elect to change his or her selection as his or her tolerance for risk, needs, and/or objectives changes. An Owner may use a questionnaire that the Company offers to determine the model that best meets the Owner's risk tolerance and time horizons.


Because each Investment Subdivision performs differently over time, an Owner's portfolio mix may vary from its initial allocations. An Owner may elect to have the portfolios automatically rebalanced under the Company's portfolio rebalancing program, described below.


From time to time, the Company will review the models and may find that allocation percentages among the Investment Subdivisions or even some of the Investment Subdivisions within a particular model need to be changed. The Company will send the Owner notice that such a change has been made. The Owner then may elect whether or not he or she will participate in the change. Unless the Owner elects to participate in the new allocation model, the Owner will remain in the current designated allocation model. This change will not be made automatically.


There is no additional charge for the Asset Allocation Program. The Company reserves the right to discontinue offering this Program at any time and for any reason.

Portfolio Rebalancing

Owners may elect to have the Company automatically transfer amounts on a quarterly, semi-annual or annual basis to maintain a specified percentage of Account Value in each of two or more Investment Subdivisions designated by the Owner. This privilege is intended to permit owners to use "Portfolio Rebalancing," a strategy that maintains over time the Owner's desired allocation percentage in the designated Investment Subdivisions. The percentage of Account Value in each of the Investment Subdivisions may shift from the Premium Payment allocation percentage due to the performance of the Investment Subdivisions. The Company makes no representations or guarantees that Portfolio Rebalancing will result in a profit or protect against a loss.

Owners must complete the Portfolio Rebalancing agreement to participate in the Portfolio Rebalancing program. Owners may designate the Investment Subdivisions and specify the rebalancing percentages in the agreement. The specified percentages must be in whole percentages and must be at least 1%. The date that a rebalancing transfer is effected is measured from the Policy Date, or other date selected at the sole discretion of the Company, based on the rebalancing frequency chosen by an Owner. Account Value must be allocated to each of the designated Investment Subdivisions for rebalancing to become effective.

Portfolio Rebalancing is offered free of charge and will continue as long as there is Account Value in each of the designated Investment Subdivisions. Prior to that time, Owners may discontinue rebalancing by sending the Company a written cancellation notice. Owners may make changes to their Portfolio Rebalancing program by calling the Company's Telephone Transfer Line. Portfolio Rebalancing transfers are not included for the purpose of determining any transfer charge. Owners should consider the possible effects of electing other automatic programs such as Dollar-Cost Averaging and Systematic Withdrawals concurrent with Portfolio Rebalancing. The Company reserves the right to exclude Investment Subdivisions from Portfolio Rebalancing. The Company also reserves the right to discontinue Portfolio Rebalancing upon 30 days written notice to the Owner.

Powers of Attorney

As a general rule and as a convenience to Owners, the Company allows the use of powers of attorney whereby Owners give third parties the right to effect account value transfers on behalf of the Owners. However, when the same third party possesses powers of attorney executed by many Owners, the result can be simultaneous transfers involving large amounts of Account Value. Such transfers can disrupt the orderly management of the Funds, can result in higher costs to Owners, and are generally not compatible with the long-range goals of purchasers of the Policies. The Company believes that such simultaneous transfers effected by such third parties are not in the best interests of all shareholders of the Funds and this position is shared by the managements of the Funds.

Therefore, to the extent necessary to reduce the adverse effects of simultaneous transfers made by third parties holding multiple powers of attorney, the Company may not honor such powers of attorney and has instituted or will institute procedures to assure that the transfer requests that it receives have, in fact, been made by the Owners in whose names they are submitted. However, these procedures will not prevent Owners from making their own Account Value transfer requests.

Examination of Policy (Refund Privilege)

The Owner may examine the Policy and return it for refund within 10 days after it is received. Unless state law requires that Premium Payments be returned as the refund, the amount of the refund will equal the Account Value with any adjustments required by applicable law or regulation on the date the Company receives the Policy. If state law requires that Premium Payments be returned, the amount of the refund will equal the greater of (1) the Account Value (without reduction by any surrender charges) plus any amount deducted from the Premium Payments prior to allocation to Account 4 or (2) the Premium Payments made. In certain states the Owner may have more than 10 days to return the policy for a refund. An Owner wanting a refund should return the Policy to the Company at its Home Office.

                         DISTRIBUTIONS UNDER THE POLICY

Surrender

The Owner may make a full or partial surrender of the Policy at any time before Income Payments begin by sending a written request to the Company at its Home Office.


The Company will not permit a partial surrender that is less than $500 or that reduces the Account Value of the Policy to less than $5,000. In the event that a partial surrender request would reduce the Account Value to less than $5,000, the Company will surrender only that amount of Account Value that would reduce the remaining Account Value to $5,000 and deduct any surrender charge from the amount surrendered.

The amount payable on full surrender of the Policy is the Surrender Value at the end of the Valuation Period during which the request is received. The Surrender Value equals the Account Value on the date the Company receives a request for surrender less any applicable surrender charge. (See Surrender Charge.) Any premium tax paid by the Company which has not been previously deducted may also be deducted from the Surrender Value, as will any applicable Annual Death Benefit Charge and the Policy Maintenance Charge. (See Annual Death Benefit Charge, and Policy Maintenance Charge.) The Surrender Value may be paid in a lump sum or under one of the optional payment plans specified in the Policy. (See Optional Payment Plans.) Proceeds will generally be paid within seven days of receipt of a request for a surrender. Postponement of payments may occur in certain circumstances. (See Payment Under the Policies.)

Upon partial surrender, the Owner may indicate, in writing, from which Investment Subdivisions the Account Value is to be transferred. If no such written instruction is received with the partial surrender request, the Account Value transferred out will be transferred from the Investment Subdivisions in the same proportion that the Account Value in each Investment Subdivision bears to the total Account Value on the date the Company receives the written request. A portion of the Policy's surrender charge may be assessed at the time a partial surrender is made. Any applicable surrender charge will be deducted from the amount surrendered. (See Surrender Charge.)

Full and partial surrenders may have federal tax consequences. (See Federal Tax Matters.)


Effect of Partial Surrenders on the Death Benefit. For Policies issued on or after October 12, 1998 (see Availability of Certain Features in the Summary Section), a partial surrender will reduce the minimum death benefit by the proportion that the partial surrender (including any applicable surrender charge) reduced the Account Value. This means, for example, that if an Owner with a minimum death benefit of $100,000 and an Account Value of $150,000 were to make a partial surrender of $50,000 (or 1/3 of Account Value), the Owner's minimum death benefit would be $66,666.67 ($100,000 x (1 - 1/3), assuming no surrender charge applied.


Systematic Withdrawals


The Owner may elect in writing to make a series of partial surrenders ("Systematic Withdrawals") in equal installments, adding up, in a 12 month period beginning with the date of the first payment, to an amount not to exceed the lesser of 10% of Account Value or the remaining free withdrawal amount as of the effective date of that first installment for that policy year. (The "free withdrawal amount" is described elsewhere in this prospectus and in the Policy, and the amount depends on the Policy. (See Surrender Charge).) The commencement date of the Systematic Withdrawal may be no sooner than 30 days after the policy date. A surrender charge will not be imposed on Systematic Withdrawals. A surrender charge will, however, be applied to any additional surrender(s) made during the time Systematic Withdrawal payments are being made on amounts that when combined with the total Systematic Withdrawal amounts, are in excess of the amount that may be withdrawn without a surrender charge, unless all surrender charges have expired (See Surrender Charge). Systematic Withdrawal payments count as partial surrenders with reduced charges. (See Reduced Charges on Certain Surrenders).


Systematic Withdrawals will be made from any Investment Subdivisions to which Account Value is allocated. Withdrawals will be made from each of the designated Investment Subdivisions in the same proportion that the Account Value in each Investment Subdivision bears to the total Account Value in all Investment Subdivisions from which the withdrawals are to be made. At any time while Systematic Withdrawals are being made, each of the designated Investment Subdivisions from which withdrawals are being made must count as one of the ten Investment Subdivisions to which the Account Value of the policy may be allocated at any one time (See Allocation of Premium Payments).

After a series of Systematic Withdrawals has begun, the frequency and/or amount of payments may be changed upon request by the Owner, subject to the following rules:

      1) only one such change may be requested in a calendar quarter;

      2) if the maximum amount was not elected at the time the current series of Systematic Withdrawals was initiated, the remaining payments may be increased;

      3) the total amount to be withdrawn during that 12-month period, including amounts already paid, remains limited to the lesser of 10% of the Account Value or the remaining free withdrawal amount at the time the current series of Systematic Withdrawals was initiated; and

      4) if the current series of Systematic Withdrawals is discontinued, any remaining payments in the current 12-month period will be paid in a lump sum on request.


Systematic Withdrawals may be discontinued at any time by the Owner(s) by notifying the Company in writing or by calling the Telephone Transfer Line. The Company reserves the right to discontinue Systematic Withdrawals upon 30 days written notice to Owners. Otherwise, payments will continue until the earlier of
(i) the date on which a Systematic Withdrawal reduces the Account Value for the entire policy below $5,000, or (ii) the date on which the total Account Value in all Investment Subdivisions designated for Systematic Withdrawals is insufficient to provide further payments on the mode in effect.


If any Systematic Withdrawal would be or becomes less than $50, the Company reserves the right to reduce the frequency of payments to an interval that would result in each payment being at least $50. The Company also reserves the right to prohibit simultaneous Systematic Withdrawals and Dollar-Cost Averaging. (See Dollar-Cost Averaging.) Additional rules regarding Systematic Withdrawals, available payment modes, and instructions for electing this option are available upon request.

The amount of each Systematic Withdrawal should be considered as a distribution and taxed in the same manner as a partial surrender of the Policy. However, there is some uncertainty regarding the tax treatment of Systematic Withdrawals, and it is possible that additional amounts may be includible in income. In addition, a 10% penalty tax may, subject to certain exceptions, be imposed on any amounts includible in income due to Systematic Withdrawals. It is uncertain whether Systematic Withdrawals would qualify for an exception to this penalty tax for a series of substantially equal periodic payments made over the life (or life expectancy) of the recipient or the joint lives (or joint life expectancies) of the recipient and his or her beneficiary. For more information, See the "Federal Tax Matters" discussion of Taxation of Systematic Withdrawals.

Death Provisions

Prior to the Maturity Date, if an Owner, Joint Owner, or Annuitant dies while the Policy is in force, the Designated Beneficiary will be treated as the sole owner of the Policy, subject to the distribution rules set forth below. A Death Benefit may be payable to the Designated Beneficiary upon receipt by the Company of Due Proof of Death satisfactory to the Company. The Designated Beneficiary is determined by identifying the first person named in the following list who is alive or in existence on the date of death:

        (1) Owner

        (2) Joint Owner

        (3) Beneficiary

        (4) Contingent Beneficiary

        (5) Owner's estate

If Joint Owners both survive, they become the Designated Beneficiary together. In such cases, for purposes of the distribution rules discussed below, each Designated Beneficiary will be treated separately with respect to each Designated Beneficiary's portion of the Policy.

Even if the Designated Beneficiary is treated as the sole owner of this Policy, the death of the Designated Beneficiary will not be treated as the death of an Owner for purposes of the Death Benefit provisions below, nor will such death increase the time during which any required distributions from the Policy may be made.

After the Maturity Date (including after income payments begin), if an Owner, Joint Owner, Annuitant, or Designated Beneficiary dies while the Policy is in force, payments that are already being made under the Policy will be made at least as rapidly as under the method of distribution in effect at the time of such death, notwithstanding any other provision of the Policy.

Death Benefit at Death of Annuitant


For Policies issued on or after October 12, 1998 (otherwise please see appendix and also see Availability of Certain Features in the Summary Section) if the death of the Annuitant occurs before Income Payments begin, the Designated Beneficiary may surrender the Policy for the Death Benefit. The Death Benefit will be calculated as of the date the Company receives a request for distribution.


The Death Benefit equals the sum of (a) and (b) where: (a) is the Account Value as of the date the Company receives the request for distribution of proceeds; and (b) is the excess, if any, of the unadjusted death benefit (as defined below) as of the date of the Annuitant's death over the Account Value as of the date of the Annuitant's death, with interest credited on that excess from the date of the Annuitant's death to the date of distribution.

The unadjusted death benefit is calculated as follows:

      A. If the Annuitant was age 80 or younger on the Policy Date: during the first six policy years, the unadjusted death benefit will be the greater of items (1) or (2) defined below. During any subsequent death benefit period, as shown in the Policy, the unadjusted Death Benefit will be the greater of items (1), (2), or (3) defined below.

      B. If the Annuitant was age 81 or older on the Policy Date: the unadjusted death benefit will be the Account Value as of the Annuitant's date of death.

As used in calculating the unadjusted death benefit, items (1), (2), and (3) are defined as:

      (1) The Account Value of the Policy as of the date of the Annuitant's death.

      (2) The total of Premium Payments received reduced by any applicable premium tax and by the proportion that any partial surrender (including any applicable surrender charge) reduced the Account Value.



      (3) The greatest Death Benefit on the last day of any previous 6-year death benefit period, plus any Premium Payments made since then, reduced by any applicable premium tax and by the proportion that any partial surrender (including any applicable surrender charge) reduced the Account Value.

Example: Assuming an Owner: (i) purchases a Policy for $100,000; (ii) makes no partial surrenders and no additional premium payments, (iii) is not subject to premium taxes, and (iv) the Annuitant's age is 80 or younger on the Policy date then:

      Issue Year      Account Value               Death Benefit
      ----------      -------------               ------------
      Issue             $100,000                    $100,000
      1                 $110,000                    $110,000
      2                 $ 90,000                    $100,000
      3                 $ 80,000                    $100,000
      4                 $120,000                    $120,000
      5                 $130,000                    $130,000
      6                 $150,000                    $150,000
      7                 $160,000                    $160,000
      8                 $130,000                    $150,000
      9                 $ 90,000                    $150,000
      10                $170,000                    $170,000
      11                $140,000                    $150,000
      12                $135,000                    $150,000
      13                $120,000                    $150,000




Without regard to when a Policy is issued, if the Death Benefit is elected and paid, the Policy will terminate and the Company will have no further obligation under the Policy.

In lieu of payment of the Death Benefit, the Designated Beneficiary may elect to continue the Policy after the Annuitant's death, provided that the distribution rules (described below) do not require distribution of the entire value of the Policy.

If the Designated Beneficiary is eligible and elects to continue the Policy, the Account Value on the date the Company received Due Proof of Death of the Annuitant will be set equal to the Death Benefit on that date. Any increase in the Account Value will be allocated to the Investment Subdivisions using the premium allocation in effect at that time. If the Policy is continued after death of the Annuitant, any Death Benefit payable subsequently (at the death of the new Annuitant) will be based on the new Annuitant's age on the Policy Date, rather than the age of the previously deceased Annuitant.


If the Designated Beneficiary is not eligible to continue the Policy, the Account Value on the date the Company received Due Proof of Death of the Annuitant will be set equal to the Death Benefit on that date and the distribution rules will govern payment of proceeds.





Elective Guaranteed Minimum Death Benefit Rider.


For Policies issued on or after October 12, 1998 (otherwise please see appendix and also see Availability of Certain Features in the Summary Section) the Designated Beneficiary may elect the Guaranteed Minimum Death Benefit at any time after the Annuitant's death. If this Death Benefit is paid, the Policy will terminate, and the Company will have no further obligation under the Policy. THE GUARANTEED MINIMUM DEATH BENEFIT RIDER MAY NOT BE AVAILABLE IN ALL STATES OR MARKETS.


For Policies issued on or after October 12, 1998 (otherwise please see appendix and also see Availability of Certain Features in the Summary Section) the Death Benefit under the Guaranteed Minimum Death Benefit Rider will be the greater of:
(i) the Death Benefit described above under "Death Benefit at Death of Annuitant," and (ii) the greater of (A) the Guaranteed Minimum Death Benefit, and (B) the Account Value of the Policy on the date the Company receives due proof of the Annuitant's death, or, if later, the date of the request. The Guaranteed Minimum Death Benefit is, on the Policy Date, equal to the Premium Payment received. At the end of each Valuation Period after such date, the Guaranteed Minimum Death Benefit is the lesser of: (1) the total of all Premium Payments received, multiplied by two, less the proportionate amount by which any partial surrender (including any applicable surrender charge) made prior to or during that Valuation Period reduced Account Value; or (2) the Guaranteed Minimum Death Benefit at the end of the preceding Valuation Period, increased as specified below, plus any additional Premium Payments made during the current Valuation Period and less the proportionate amount by which any partial surrender plus its applicable surrender charge reduced Account Value during the current Valuation Period.

The amount of the increase for the Valuation Period will be calculated by applying a factor to the Guaranteed Minimum Death Benefit at the end of the preceding Valuation Period. Until the anniversary on which the Annuitant attains age 80, the factor is determined for each Valuation Period at an effective annual rate of 6%, except that with respect to amounts invested in certain Investment Subdivisions shown in the Policy, the increase factor will be calculated as the lesser of: (1) the Net Investment Factor for the Valuation Period, minus one, and (2) a factor for the Valuation Period equivalent to an effective annual rate of 6%. Currently, these Investment Subdivisions include only the Money Market Investment Subdivision. With respect to amounts allocated to the Guarantee Account, Item (1) above is replaced with a factor for the Valuation Period equivalent to the credited rate(s) applicable to such amounts.

If the Guaranteed Minimum Death Benefit Rider has been elected, it is effective on the Policy Date and will remain in effect while the Policy is in force and before income payments begin, or until the Policy Anniversary following the date of receipt of the Owner's request to terminate the rider. There will be a charge made each year for expenses related to the Death Benefit available under the terms of the Guaranteed Minimum Death Benefit Rider. (See Annual Death Benefit Charge). Amounts payable under the Guaranteed Minimum Death Benefit Rider are subject to the distribution rules described below.


Elective Optional Death Benefit Rider. The elective optional death benefit rider provides for an Annual Step-up in death benefit, as described below. For Policies issued on or after October 12, 1998 (otherwise please see appendix and also see Availability of Certain Features in the Summary Section) the Designated Beneficiary may elect the Optional Death Benefit at any time after the Annuitant's death. If this Death Benefit is paid, the Policy will terminate, and the Company will have no further obligation under the Policy. THE OPTIONAL DEATH BENEFIT RIDER MAY NOT BE AVAILABLE IN ALL STATES OR MARKETS.


The Death Benefit under the Optional Death Benefit Rider is the greater of: (1) the Death Benefit described above under "Death Benefit at Death of Annuitant," and (2) the minimum Death Benefit described below.

During the first Policy year, the minimum Death Benefit under the Optional Death Benefit Rider is the total of premiums paid, adjusted for any partial surrenders. After the first Policy year and until the Policy anniversary immediately preceding the Annuitant's 81st birthday, the minimum Death Benefit is the Policy's greatest Death Benefit on any previous Policy anniversary, plus the total Premium Payments made since that date, less adjustments for any partial surrenders taken since that date. Beginning on the Policy anniversary immediately preceding the Annuitant's 81st birthday, the minimum Death Benefit is the Policy's minimum Death Benefit on that date, plus the total Premium Payments made since that date, less adjustments for any partial surrenders taken since that date.




If the Optional Death Benefit Rider has been elected, it is effective on the Policy Date (unless another effective date is shown on the Policy data pages). It will remain in effect while the Policy is in force and before income payments begin, or until the Policy Anniversary following the date of receipt of the Owner's request to terminate the rider. There will be a charge made each year for expenses related to the Death Benefit available under the terms of the Optional Death Benefit Rider. (See "Annual Death Benefit Charge.") Amounts payable under the Optional Death Benefit Rider are subject to the distribution rules described below.

Distribution Rules. The Code requires that if an Owner dies before the Maturity Date, the entire value of the Policy must generally be distributed within five years of the date of the Owner's death. In the case of Joint Owners, this requirement applies if either of the Joint Owners dies before the Maturity Date. The following distribution rules are designed to comply with these Code requirements, and are applicable upon the death of an Owner or Joint Owner, including the death of an Annuitant who is also an Owner. These distribution rules will not apply upon the death of an Annuitant, if the Annuitant was not also an Owner of the Policy, all Owners of the Policy are natural persons, and a contingent Annuitant survives. Even if no contingent Annuitant is alive on the death of the Annuitant, if the Owner is a natural person, that Owner will be the contingent Annuitant. Therefore, on the death of the Annuitant, the distribution rules apply only if (1) the Annuitant was an Owner, or (2) any Owner was not a natural person.

Prior to the Maturity Date, if the Designated Beneficiary is not the surviving spouse of the deceased Owner, Joint Owner or Annuitant, then the Surrender Value or the applicable Death Benefit will be paid in one lump sum to, or for the benefit of, the Designated Beneficiary. Instead of receiving a lump sum distribution, however, the Designated Beneficiary may elect: (1) to receive the Surrender Value at any time during the five year period following the death of the Owner, Joint Owner, or Annuitant by partially or totally surrendering the Policy; or (2) to apply the entire Surrender Value (or applicable Death Benefit) under optional payment plan 1 or 2, with the first payment to the Designated Beneficiary being made within one year after the date of death of the Owner, Joint Owner, or Annuitant, and with payments being made over the life of the Designated Beneficiary or over a period not exceeding the Designated Beneficiary's life expectancy.

If the entire Surrender Value has not been paid to the Designated Beneficiary by the end of this five year period following the date of death of the Owner, Joint Owner, or Annuitant, and payments have not begun in accordance with (2) above, then, in accordance with Code requirements and (1) above, the Company will terminate the Policy at the end of that five year period and will pay the Surrender Value to, or for the benefit of, the Designated Beneficiary. After this, there will be no remaining value in the Policy. If the Designated Beneficiary dies before all required payments have been made, the Company will make any remaining payments to any person named in writing by the Designated Beneficiary. Otherwise, the Company will pay the Designated Beneficiary's estate.

Rather than the distribution rules described above, special rules apply if the Designated Beneficiary is the surviving spouse of the deceased Owner, Joint Owner, or Annuitant. In these cases, the surviving spouse may continue the Policy as the Owner. In addition, that person will also become the Annuitant if the deceased was the Annuitant, there is no surviving Contingent Annuitant, and the Policy has not been surrendered for one of the Death Benefits described above available upon the Annuitant's death. On the surviving spouse's death, the entire interest in the Policy will be paid within five years of such spouse's death to the Designated Beneficiary named by the surviving spouse (and if no Designated Beneficiary has been named, such payment will be made to the surviving spouse's estate).

Restrictions on Distributions from Certain Policies

 Section 830.105 of the Texas Government Code permits participants in the Texas Optional Retirement Program (ORP) to withdraw their interest in a variable annuity contract issued under the ORP only upon (1) termination of employment in the Texas public institutions of higher education, (2) retirement, (3) death, or
(4) the participant's attainment of age 70 1/2. Accordingly, before any amounts may be distributed from the contract, proof must be furnished to the Company that one of these four events has occurred.

 Similar restrictions apply to variable annuity contracts used as funding vehicles for Code Section 403(b) retirement plans. Section 403(b) of the Code provides for tax-deferred retirement savings plans for employees of certain non-profit and educational organizations. In accordance with the requirements of section 403(b), any Policy used for a 403(b) plan will prohibit distributions of
(i) elective contributions made in years beginning after December 31, 1988, (ii) earnings on those distributions and (iii) earnings on amounts attributable to elective contributions held as of the end of the last year beginning before January 1, 1989. However, distributions of such amounts will be allowed upon death of the employee, attainment of age 59 1/2, separation from service, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship.

                             CHARGES AND DEDUCTIONS

 Charges Against Account 4

 Mortality and Expense Risk Charge. A charge will be deducted from each Investment Subdivision to compensate the Company for certain mortality and expense risks assumed in connection with the Policies. The charge will be deducted daily and equals .003446% for each day in a Valuation Period. The effective annual rate of this charge, which is compounded daily, is 1.25% of the average daily net assets of Account 4. The Company guarantees that this charge of 1.25% will never increase.

 The mortality risk assumed by the Company arises from its contractual obligation to make Income Payments to each payee regardless of how long all payees or any individual payee may live. Although Variable Income Payments will vary in accordance with the investment performance of the shares purchased by each Investment Subdivision, they will not be affected by the mortality experience of persons receiving such payments or of the general population. This assures each payee that neither the longevity of fellow payees nor an improvement in life expectancy generally will have an adverse effect on the Variable Income Payments received under the Policy. Mortality risk also arises from the possibility that the Death Benefit will be greater than the Account Value.

 The expense risk assumed is that expenses incurred in issuing and administering the Policies will be greater than estimated and, therefore, will exceed the expense charge limits set by the Policies. If proceeds from the mortality and expense charge are not needed to cover mortality and expense risks, the Company may use proceeds to finance distribution of the Policies.

 Administrative Expense Charge. A charge will be deducted from each Investment Subdivision to compensate the Company for certain administrative expenses incurred in connection with the Policies. The charge will be deducted daily and equals .000411% for each day in a Valuation Period. The effective annual rate of this charge, which is compounded daily, is .15% of the average daily net assets of Account 4.

 Policy Maintenance Charge

 A charge of $25 will be deducted annually from the Account Value of each Policy to compensate the Company for certain administrative expenses incurred in connection with the Policies. The charge will be deducted at each anniversary and at surrender. The Company will waive this charge if the Account Value exceeds $75,000 at the time the charge is due. The policy maintenance charge will compensate Life of Virginia for issuance, processing, start-up and on-going administration expenses. These expenses include the cost of processing applications, establishing Policy records, premium collection, recordkeeping, processing Death Benefit claims, full or partial surrenders, transfers, and reporting and overhead costs. Once a Policy is issued, the amount of the Policy Maintenance Charge is guaranteed for the life of the Policy.

 The annual Policy Maintenance Charge will be allocated among the Investment Subdivisions in the same proportion that the Policy's Account Value in each Investment Subdivision bears to the total Account Value in all Investment Subdivisions at the time the charge is made. Other allocation methods may be available upon request.

 Annual Death Benefit Charge

 There will be separate charges made each year for expenses related to the Death Benefit available under the terms of an elected Guaranteed Minimum Death Benefit Rider and/or Optional Death Benefit Rider. The Company deducts these charges against the Account Value in Account 4 at each anniversary and at surrender to compensate it for the increased risks associated with providing the enhanced Death Benefit(s). If the Guarantee Account is available under the Policy and the Account Value is not sufficient to cover the charge for the Optional Death Benefit Rider, the charge will be deducted first from the available Account Value, if any, and then from the Guarantee Account. Each charge at full surrender will be a pro-rata portion of the annual charge.

 For the elective Guaranteed Minimum Death Benefit, the Company guarantees that this charge will never exceed an annual rate of 0.35% of the prior year's average Guaranteed Minimum Death Benefit. For the elective Optional Death Benefit, the Company guarantees that this charge will never exceed an annual rate of 0.25% of the Account Value.

 Sales Charges


 The Company incurs certain sales and other distribution expenses when the Policies are issued. The majority of these expenses consist of commissions paid for sales of these Policies; however, other distribution expenses are incurred in connection with the printing of prospectuses, conducting seminars and other marketing, sales, and promotional activities. To recover a portion of these expenses, a surrender charge (also referred to as a contingent deferred sales charge) is imposed on full and certain partial surrenders.


 Set forth below is a general discussion of the amount and nature of the charge, followed by a more technical explanation of how the charge is calculated.

 Surrender Charge

 Surrender charges (also referred to as a contingent deferred sales charge) will be imposed on full and partial surrenders that occur within six years of any Premium Payments. Surrender charges are made to cover certain expenses relating to the sale of the Policy, including commissions to registered representatives and other promotional expenses. Surrender charges also apply to proceeds received upon maturity if the Maturity Date occurs within six years of receipt of a Premium Payment.






  For Policies issued on or after May 1, 1998, (otherwise please see Appendix and also See Availability of Certain Features in the Summary Section) surrender charges are deducted from the amount surrendered. All or part of the amount surrendered may be subject to charge. Amounts surrendered will be deducted first from any gain in the Policy. Surrender charges are not assessed on amounts surrendered which represent gain. For purposes of this section, "gain" is calculated as (a) plus (b) minus (c) minus (d), but not less than zero where:



     (1) is the Account Value on the date we receive your surrender request;

     (2) is the total of any partial surrenders previously taken;

     (3) is the total of premium payments made; and

     (4) is the total of any gain previously surrendered.

 For all Policies, the charge is calculated separately for each Premium Payment at the time it is surrendered, as specified in the table below.

                 Number of Full
                 Completed Years Between          Surrender Charge as a
                 The Date of Receipt of Premium   Percentage of Premium
                 Payment and Date of Surrender    Payment Surrendered
                 ------------------------------   ---------------------
                 Less than 1                            6%
                 1                                      6%
                 2                                      6%
                 3                                      6%
                 4                                      4%
                 5                                      2%
                 6 or more                              0%


After all Premium Payments have been surrendered, any remaining Account Value may be surrendered. Surrender charges do not apply after all Premium Payments have been surrendered.





Reduced Charges on Certain Surrenders. For Policies issued after May 1, 1998 (otherwise please see Appendix and also see Availability of Certain Features in the Summary Section), in addition to any gain, an amount equal to 10% of the total premium payments can also be withdrawn each policy year without a surrender charge (the "10% free withdrawal amount"). The 10% free withdrawal amount is not cumulative from policy year to policy year. Any amount surrendered in excess of (1) the gain on the date of surrender, plus (2) 10% of the total premium payments, will be the amount subject to a surrender charge. For purposes of determining the applicable surrender charge, the amount subject to a surrender charge will be deducted from premium payments on a first-in, first-out basis.



Waived Surrender Charges for Certain Payment Plans. Surrender charges otherwise applicable will be waived if and to the extent that proceeds are not distributed in a lump sum and are applied to optional payment plans 1, 2 (for a period of five or more years) or 5.



Waiver of Surrender Charges. For Policies issued on or after October 12, 1998 (otherwise please see Appendix and also see Availability of Certain Features in the Summary Section), surrender charges arising from a full surrender or one or more partial surrenders occurring before income payments begin will be waived if, at the time the Company receives the request for a full or partial surrender, the Company has received due proof that the Annuitant has a qualifying terminal illness, or has been confined continuously to a state licensed or legally operated hospital or inpatient nursing facility for at least 90 consecutive days, and was age 80 or younger on the Policy Date. The terms and conditions of the waivers are set forth in the Policy.



The waivers of surrender charges in the event of terminal illness or hospital or nursing facility confinement may not be available in all states or in all markets.

Transfer Charges

The Owner may transfer amounts among the Investment Subdivisions. Currently, there is no limit on the number of transfers that may be made; however, the Company reserves the right to impose such a limit in the future before Income Payments begin. Also, where permitted by state law, the Company reserves the right to refuse to execute any transfer if any of the Investment Subdivisions that would be affected by the transfer are unable to purchase or redeem shares of the mutual funds in which they invest.

All transfers may be made without charge. However, the Company reserves the right to deduct a $10 charge per transfer after the 12th transfer in a calendar year. No transfer charge is imposed on transfers occurring after Income Payments begin.

Premium Taxes


The Company may deduct a charge for any premium taxes incurred. The premium tax rates incurred by the Company currently range from 0% to 3.5%. Any applicable premium tax charge may be deducted from either the premium paid or from proceeds, (including benefits for surrender, maturity and death).


Other Taxes

Under present laws, the Company will incur state and local taxes (other than premium or similar taxes) in several states. At present, the Company is not making a charge for these taxes but it reserves the right to charge for such taxes.

Because of its current status under the Code, the Company does not expect to incur any federal income tax liability that would be chargeable to Account 4. Based upon this expectation, no charge is being made currently to Account 4 for federal income taxes. If, however, the Company determines that such taxes may be incurred, it may assess a charge for those taxes from Account 4.

Other Charges

Because Account 4 purchases shares of the Funds, the net assets of each Investment Subdivision will reflect the investment advisory fee and other expenses incurred by the investment portfolio of the Fund in which the Investment Subdivision invests. For more information concerning these charges, read the individual Fund prospectuses.

Reduction of Charges for Group Sales

The surrender charge may be reduced for sales of the Policies to a trustee, employer or similar entity representing a group or to members of the group where such sales result in savings of expenses incurred by the Company in connection with the sale of the Policies. The entitlement to such a reduction in such charge will be determined by the Company based on the following factors:

      (1) The size of the group. Generally, the sales expenses for each individual Owner for a larger group are less than for a smaller group because more Policies can be implemented with fewer sales contacts and less administrative cost.

      (2) The total amount of Premium Payments to be received from a group. Per Policy sales and other expenses are generally proportionately less on larger purchase payments than on smaller ones.

      (3) The purpose for which the Policies are purchased. Certain types of plans are more likely to be stable than others. Such stability reduces the number of sales contacts and administrative and other services required, reduces sales administration and results in fewer Policy terminations. As a result, sales and other expenses can be reduced.

      (4) The nature of the group for which the Policies are being purchased. Certain types of employee and professional groups are more likely to continue Policy participation for longer periods than are other groups with more mobile membership. If fewer Policies are terminated in a given group, the Company's sales and other expenses are reduced.

      (5) There may be other circumstances of which the Company is not presently aware which could result in reduced sales expenses.

Reductions in this charge will not be unfairly discriminatory against any person including the affected owners and all other owners of the Policies. Additional information about charge reductions is available from the Company at its Home Office.

                                 INCOME PAYMENTS

Monthly Income Benefit

The Company will pay a Monthly Income Benefit to the Owner beginning on the Maturity Date if the Annuitant is still living. The Monthly Income Benefit will be paid in the form of Variable Income Payments similar to those described in Optional Payment Plan 1, Life Income with 10 Years Certain (automatic payment plan), using the sex and settlement age of the Annuitant instead of the payee, unless another election is made by the Owner.

Under the Life Income with 10 Years Certain plan, if the Annuitant lives longer than ten years, payments will continue for his or her life. If the Annuitant dies before the end of ten years, the remaining payments for the ten year period will be discounted at the same rate used to calculate the monthly income. If the remaining payments are Variable Income Payments, the amount of each payment to be discounted will be assumed equal to the value of the payment amount on the date we receive Due Proof of Death. This discounted amount will be paid in one sum. The Policy does not specify a maximum maturity age or latest maturity date unless state law requires it.

Unless a different date is requested, the Maturity Date is the Policy anniversary that the Annuitant reaches age 90. The Owner may change the Maturity Date to any date at least 10 years after the date of the most recent premium payment by sending the Company written notice before the Maturity Date then in effect. The Maturity Date cannot be a date later than the Policy anniversary on which the Annuitant reaches age 90, unless a later date is approved by the Company.

During the lifetime of the Annuitant and prior to the Maturity Date, however, the Owner, or the Designated Beneficiary upon the Owner's death, may elect by written notice to the Home Office, to receive proceeds in a lump sum or under one of the optional payment plans described below. If the election is being made by the Designated Beneficiary, only available plans may be chosen.

Income payments will be made monthly unless the Owner elects quarterly, semi-annual or annual payments by written request to the Company.

Certain states prohibit the use of actuarial tables that distinguish between men and women in determining benefits for annuity polices issued on the lives of residents. Therefore, policies offered by this Prospectus on the lives of residents of those states have annuity income payments which are based on actuarial tables that do not differentiate on the basis of sex.

Determination of Monthly Income Benefits

The Maturity Value will be equal to the Surrender Value on the date immediately preceding the Maturity Date.

The initial Monthly Income Benefit under the automatic payment plan will be calculated by multiplying (a) times (b) divided by (c) where: (a) is the monthly payment per $1,000, shown under the optional payment plans for Life Income with 10 Years Certain, using the sex and settlement age of the Annuitant instead of the payee, on the Maturity Date; (b) is the Maturity Value less any premium taxes paid by the Company that were not recouped previously by a premium tax charge; and (c) is $1,000. (See Optional Payment Plans for information about subsequent variable income payments.)

If at the time Income Payments begin, the Owner has not provided the Company with a written election not to have federal income taxes withheld, the Company must by law withhold such taxes from the taxable portion of such Income Payments and remit that amount to the federal government. Also, in some other circumstances, the Company may withhold taxes. (See Direct Rollover and Mandatory Withholding Requirements, and Federal Income Tax Withholding.) In addition, any proceeds applied under an optional payment plan are subject to the imposition of a premium tax charge in those states which impose such a tax upon annuitization, or deduction of the deferred premium tax in those states which impose such a tax on the Company for premiums received. (See Premium Taxes.)


Optional Payment Plans

Proceeds payable on the Maturity Date will be paid as described in the Monthly Income Benefit section. Death and surrender proceeds will be paid in one sum. Subject to the rules stated below, and to the Death Benefit and distribution rules stated above, however, any part of death or surrender proceeds can be left with us and paid under a payment plan. (For the tax treatment of surrender proceeds and death benefits, see Taxation of Partial and Full Surrenders, and Taxation of Death Benefit Proceeds.) Any proceeds left with us will be applied to calculate the amount of the income. During the Annuitant's life, the Owner may choose a payment plan. If a Beneficiary is changed, then the payment plan selection is no longer in effect unless a request to continue it is made. The Designated Beneficiary can choose a plan at the death of the Annuitant if one has not been chosen.

Optional payment plans can provide either Fixed Income Payments or Variable Income Payments as selected by the Owner or the payee. There are currently five optional payment plans available. Optional payment plans 1 through 5 can be used to provide Fixed Income Payments while only optional payment plans 1 and 5 are available to provide Variable Income Payments. A plan and the form of the Income Payments may be designated in the application or by notifying the Company in writing at its Home Office. If the payee is not a natural person, consent of the Company is required prior to selecting a plan.

The effect of choosing a Fixed Income Payment is that the minimum amount of each Income Payment will be calculated on the date the first Income Payment is made and will not change. If Fixed Income Payments are chosen, the proceeds will be transferred to the General Account of the Company on the date the Income Payments begin. Fixed Income Payments will be fixed in amount and duration on that date, based on current rates for the optional payment plan chosen and, if applicable, the age and sex of the payee. The current rates for optional payment plans are based on interest, mortality and expense assumptions made by the Company. The current rates may change from time to time but will never be less than the guaranteed minimum rate described and shown in the Policy form. For further information, the Owner should contact the Company at its Home Office.

If the Owner, (or the Designated Beneficiary) elects to receive Variable Income Payments under the applicable optional payment (Plan 1 or Plan 5), the proceeds may be allocated among up to ten Investment Subdivisions. The first Variable Income Payment is determined by the rate for the optional payment plan chosen and the amount of proceeds applied to the plan. The dollar amount of subsequent Income Payments will reflect the investment experience of the selected Investment Subdivisions and is determined by means of Annuity Units.

The number of Annuity Units for an Investment Subdivision will be determined when Income Payments begin and will remain fixed unless transferred. (See Transfers.) The number of Annuity Units for an Investment Subdivision is (a) divided by (b) where: (a) is the portion of the first Income Payment allocated to an Investment Subdivision; and (b) is the Annuity Unit Value for
 that Investment Subdivision seven days before the first Income Payment is due. For subsequent payments, the Income Payment amount for an Investment Subdivision is the number of Annuity Units for that Investment Subdivision times the Annuity Unit Value for that Investment Subdivision seven days before the payment is due.

For each Investment Subdivision, the Annuity Unit Value for the first Valuation Period was $10. The Annuity Unit Value for each subsequent Valuation Period is
(a) times (b) times (c) where: (a) is the Net Investment Factor for that period (See Statement of Additional Information -- Net Investment Factor.); (b) is the Annuity Unit Value for the immediately preceding Valuation Period; and (c) is the investment result adjustment factor.

The investment result adjustment factor recognizes an assumed interest rate of 3% per year used in determining the amounts of the Income Payments. This means that if the net investment experience of the Investment Subdivision to which the Annuity Units apply for a given month exceeds the monthly equivalent of 3% per year, the monthly payment will be greater than the previous payment. If the net investment experience for such Subdivision is less than the monthly equivalent of 3% per year, the monthly payment will be less than the previous monthly payment.

Payments under Plans 1, 2, 3 or 5 will begin on the date we receive proof of death, on surrender, or on the policy's Maturity Date. Payments under Plan 4 will begin at the end of the first interest period after the date Proceeds are otherwise payable. Plan 4 is not available under Qualified Policies.

Under all of the optional payment plans, if any payment made more frequently than annually would be or becomes less than $100, the Company reserves the right to reduce the frequency of payments to an interval that would result in each payment being at least $100. If the annual payment payable is less than $20, the Company will pay the Surrender Value in a lump sum. Upon making such a payment, the Company will have no future obligation under the Policy.

The fixed income options are shown below. Variable income options, if applicable, have the same initial payment as the corresponding fixed option.

      Plan 1 -- Life Income with Period Certain. Equal monthly payments will be made for a guaranteed minimum period. If the payee lives longer than the minimum period, payments will continue for his or her life. The minimum period can be 10, 15 or 20 years. Guaranteed amounts payable under this plan will earn interest at 3% compounded yearly. The Company may increase the interest rate and the amount of any payment. If the payee dies before the end of the guaranteed period, the amount of remaining payments for the minimum period will be discounted at the same rate used in calculating Income Payments. "Discounted" means the Company will deduct the amount of interest each remaining payment would have earned had it not been paid out early. The discounted amounts will be paid in one sum to the payee's estate unless otherwise provided.

      Plan-2 -- Income for a Fixed Period. Equal periodic payments will be made for a fixed period not longer than 30 years. Payments can be annual, semi-annual, quarterly, or monthly. Guaranteed amounts payable under this plan will earn interest at 3% compounded yearly. The Company may increase the interest and the amount of any payment. If the payee dies, the amount of the remaining guaranteed payments will be discounted to the date of the payee's death at the same rate used in calculating Income Payments. The discounted amount will be paid in one sum to the payee's estate unless otherwise provided.

      Plan 3 -- Income of a Definite Amount. Equal periodic payments of a definite amount will be paid. Payments can be annual, semi-annual, quarterly, or monthly. The amount paid each year must be at least $120 for each $1,000 of proceeds. Payments will continue until the Proceeds are exhausted. The last payment will equal the amount of any unpaid proceeds. If Fixed Income Payments are made under this plan, unpaid Proceeds will earn interest at 3% compounded yearly. The Company may increase the interest rate; if the interest rate is increased, the payment period will be extended. If the payee dies, the amount of the remaining proceeds with earned interest will be paid in one sum to his or her estate unless otherwise provided.

      Plan 4 -- Interest Income. Periodic payments of interest earned from the proceeds left with the Company will be paid. Payments can be annual, semi-annual, quarterly, or monthly, and will begin at the end of the first period chosen. Proceeds will earn interest at 3% compounded yearly. The Company may increase the interest rate and the amount of any payment. If the payee dies, the amount of remaining proceeds and any earned but unpaid interest will be paid in one sum to his or her estate unless otherwise provided. This plan is not available under Qualified Policies.

      Plan 5 -- Joint Life and Survivor Income. Equal monthly payments will be made to two payees for a guaranteed minimum of 10 years. Each payee must be at least 35 years old when payments begin. Payments will continue as long as either payee is living. If Fixed Income Payments are made under this Plan, the guaranteed amount payable under this plan will earn interest at 3% compounded yearly. The Company may increase the interest rate and the amount of any payment. If both payees die before the end of the minimum period, the amount of the remaining payments for the 10-year period will be discounted at the same rate used in calculating Income Payments. The discounted amount will be paid in one sum to the survivor's estate unless otherwise provided.

                               FEDERAL TAX MATTERS

Introduction

The following discussion is general in nature and is not intended as tax advice. The federal income tax consequences associated with the purchase of a Policy are complex, and the application of the pertinent tax rules to a particular person may vary according to facts peculiar to that person.

This discussion is based on the law, regulations, and interpretations existing on the date of this prospectus. These authorities, however, are subject to change by Congress, the Treasury Department, and judicial decisions.

This discussion does not address state or other local tax consequences associated with the purchase of a Policy. In addition, THE COMPANY MAKES NO GUARANTEE REGARDING ANY TAX TREATMENT -- FEDERAL, STATE, OR LOCAL -- OF ANY POLICY OR OF ANY TRANSACTION INVOLVING A POLICY.

Non-Qualified Policies

Premium Payments. A purchaser of a Policy that does not qualify for the special tax treatment discussed below in connection with Policies used as individual retirement annuities or used with other qualified retirement plans may not deduct or exclude from gross income the amount of the premiums paid. In this discussion, such a Policy is called a "Non-Qualified Policy".

Tax Deferral During Accumulation Period. In general, until distributions are made or deemed to be made from a Non-Qualified Policy (as discussed below), an Owner who is a natural person is not taxed on increases in the Account Value resulting from the investment experience of Account 4. However, this rule applies only if (1) the investments of Account 4 are "adequately diversified" in accordance with Treasury Department regulations, and (2) the Company, rather than the Owner, is considered the owner of the assets of Account 4 for federal tax purposes.

(1) Diversification Requirements. Treasury Department regulations prescribe the manner in which the investments of a separate account such as Account 4 are to be "adequately diversified." Any failure of Account 4 to comply with the requirements of these regulations would cause each Owner to be taxable currently on the increase in the Account Value.

Account 4, through the Funds, intends to comply with the diversification requirements prescribed by the Treasury Department regulations. Although the Company does not control the investments of the Funds (other than the GE Investments Funds), it has entered into agreements regarding participation in the Funds which require the Funds to be operated in compliance with the requirements prescribed by the Treasury Department.

(2) Ownership Treatment. In certain circumstances, variable contract owners may be considered the owners, for federal tax purposes, of the assets of the separate account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includible in the variable contract owners' gross income annually as earned. The Internal Revenue Service (the "Service") has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department has announced, in connection with the issuance of regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset [i.e. separate] account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular sub-accounts [of a separate account] without being treated as owners of the underlying assets." As of the date of this prospectus, no such guidance has been issued.

The ownership rights under the Policy are similar to, but different in certain respects from, those addressed by the Service in rulings in which it was determined that contract owners were not owners of separate account assets. For example, the Owner of this Policy has the choice of more Funds to which to allocate premiums and Account Values, and may be able to reallocate more frequently, than in such rulings. These differences could result in an Owner being considered, under the standard of those rulings, the owner of the assets of Account 4. To ascertain the tax treatment of its Owners, the Company requested, with regard to a policy similar to this Policy, a ruling from the Service that it, and not its Owners, is the owner of the assets of the separate account there involved for federal income tax purposes. The Service informed the Company that it will not rule on the request until issuance of the promised guidance referred to in the preceding paragraph. Because the Company does not know what standards will be set forth in regulations or revenue rulings which the Treasury Department has stated it expects to be issued, the Company has reserved the right to modify its practices to attempt to prevent the Owner from being considered the owner of the assets of Account 4.

Frequently, if the Service or the Treasury Department sets forth a new position which is adverse to taxpayers, the position is applied on a prospective basis only. Thus, if the Service or the Treasury Department were to issue regulations or a ruling which treated an Owner as the owner of the assets of Account 4, that treatment might apply only on a prospective basis. However, if the ruling or regulations were not considered to set forth a new position, an Owner might retroactively be determined to be the owner of the assets of Account 4.

An Owner who is not a natural person -- that is, an entity such as a corporation or a trust -- generally is taxable currently on the annual increase in the Account Value of a Non-Qualified Policy, unless an exception to this general rule applies. Exceptions exist for, among other things, an Owner which is not a natural person but which holds the Policy as an agent for a natural person. The following discussion applies to Policies owned by natural persons.

In addition, if the Policy's Maturity Date occurs at a time when the Annuitant is at an advanced age, such as over age 85, it is possible that the Owner will be taxable currently on the annual increase in the Account Value.

Taxation of Partial and Full Surrenders. A distribution is made from a Non-Qualified Policy upon the Policy's partial or full surrender. Any amount so distributed upon a partial surrender is includible in income to the extent that the Account Value immediately before the partial surrender exceeds the "investment in the contract" at that time. The amount distributed upon a full surrender is includible in income to the extent that the Policy's Surrender Value exceeds the investment in the contract at the time of surrender. For these purposes, the investment in the contract at any time equals the total of the Premium Payment made for a Policy to that time, less any amounts previously received from the Policy which were not included in income.

If an Owner transfers a Policy without adequate consideration to a person other than the Owner's spouse (or to a former spouse incident to divorce), the Owner will be taxed on the difference between his or her Account Value and the investment in the contract at the time of transfer. In such case, the transferee's investment in the contract will be increased to reflect the increase in the transferor's income.

In addition, the Policy provides a Death Benefit that in certain circumstances may exceed the greater of the Premium Payments and the Account Value. As described elsewhere in this Prospectus, the Company imposes certain charges with respect to the Death Benefit. It is possible that some portion of those charges could be treated for federal tax purposes as a partial surrender of the Policy.

All non-qualified annuity contracts which are issued after October 21, 1988 by the Company or any of its affiliates with the same person designated as the Owner within the same calendar year will be aggregated and treated as one contract for purposes of determining any tax on distributions.

The foregoing rules will apply to amounts distributed in connection with the waiver of surrender charges in the event of terminal illness or hospital or nursing facility confinement.

Taxation of Annuity Payments. Amounts may be distributed from a Non-Qualified Policy as payments under one of the five optional payment plans. In the case of optional payment plans other than Plan 4 (Interest Income), typically a portion of each payment is includible in income when it is distributed. Normally, the portion of a payment includible in income equals the excess of the payment over the exclusion amount. The exclusion amount, in the case of Variable Income Payments under Plans 1 and 5, is the amount determined by dividing the "investment in the contract" allocated to that plan for the Policy when the payments begin to be made (as defined above), adjusted for any period-certain or refund feature, by the number of payments expected to be made (determined by Treasury Department regulations). Also, in the case of Fixed Income Payments under Plans 1, 2, 3, and 5, the exclusion amount is the amount determined by multiplying the payment by the ratio of such investment in the contract allocated to that plan, adjusted for any period-certain or refund feature, to the Policy's "expected return" (determined under Treasury Department regulations). However, payments which are received after the investment in the contract has been fully recovered -- i.e., after the sum of the excludable portions of the payments equal the investment in the contract -- will be fully includible in income. On the other hand, should the payments cease because of the death of the Annuitant before the investment in the contract has been fully recovered, the Annuitant (or, in certain cases, the Designated Beneficiary) is allowed a deduction for the unrecovered amount.

If certain amounts such as the Death Benefit or Guaranteed Minimum Death Benefit become payable in a lump sum from a Policy, it is possible that such amounts might be viewed as constructively received and thus subject to tax, even though not actually received. A lump sum will not be constructively received if it is applied under an optional payment plan within 60 days after the date on which it becomes payable. (Any optional payment plan selected must comply with applicable minimum distribution requirements imposed by the Code.)

In the case of Plan 4, the proceeds left with the Company are considered distributed for tax purposes at the time Plan 4 takes effect, and are taxed in the same manner as a full surrender of the Policy, as described above. The periodic interest payments are includible in the recipient's income when they are paid or made available. In addition, if amounts are applied under Plan 3 when the payee is at an advanced age, such as age 80 or older, it is possible that such amounts would be treated in a manner similar to that under Plan 4.

Taxation of Systematic Withdrawals. In the case of Systematic Withdrawals, described on page 28, the amount of each withdrawal should be considered as a distribution and taxed in the same manner as a partial surrender of the Policy, as described above. However, there is some uncertainty regarding the tax treatment of Systematic Withdrawals, and it is possible that additional amounts may be includible in income.

Taxation of Death Benefit Proceeds. Amounts may be distributed before the Maturity Date from a Non-Qualified Policy because of the death of the Owner, a Joint Owner, or the Annuitant. Such Death Benefit Proceeds are includible in the income of the recipient as follows: (1) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Policy, as described above (substituting the Death Benefit Proceeds for the Surrender Value), or (2) if distributed under an optional payment plan, they are taxed in the same manner as annuity payments, as described above.

Penalty Tax on Premature Distributions. Subject to certain exceptions, a penalty tax is also imposed on the foregoing distributions from a Non-Qualified Policy, equal to 10 percent of the amount of the distribution that is includible in income. The exceptions provide, however, that this penalty tax does not apply to distributions made (1) on or after the recipient attains age 59-1/2, (2) because the recipient has become disabled (as defined in the tax law), (3) on or after the death of the Owner, or if such Owner is not a natural person, on or after the death of the primary annuitant under the Policy (as defined in the tax law), or (4) as part of a series of substantially equal periodic payments over the life (or life expectancy) of the recipient or the joint lives (or life expectancies) of the recipient and his or her designated beneficiary (as defined in the tax law). In the case of Systematic Withdrawals, it is uncertain whether such distributions will qualify for exception (4) above. If Systematic Withdrawals did qualify for this exception, any modification of the Systematic Withdrawals could result in certain adverse tax consequences. In addition, a transfer between Investment Subdivisions may result in payments not qualifying for exception (4) above.

Assignments. An assignment or pledge of (or an agreement to assign or pledge) a Non-Qualified Policy is taxed in the same manner as a partial surrender, as described above, to the extent of the value of the Policy so assigned or pledged. The investment in the contract is increased by the amount includible as income with respect to such assignment or pledge, though it is not affected by any other amount in connection with the assignment or pledge (including its release).

Loss of Interest Deduction Where Policies are Held by or for the Benefit of Certain Non-Natural Persons. In the case of Policies issued after June 8, 1997 to a non-natural taxpayer (such as a corporation or a trust), or held for the benefit of such an entity, otherwise deductible interest may no longer be deductible by the entity, regardless of whether the interest relates to debt used to purchase or carry the Policy. However, this interest deduction disallowance does not affect Policies where the income on such Policies is treated under section 72(u) of the Code as ordinary income that is received or accrued by the Owner during the taxable year. Entities that are considering purchasing the Policy, or entities that will be beneficiaries with respect to a Policy, should consult a tax advisor.

Qualified Policies

The following sections describe tax considerations of Policies used as Individual Retirement Annuities or other qualified retirement plans ("Qualified Policies"). The Company does not currently offer all of the types of Qualified Policies described, and may not offer them in the future. Prospective purchasers of Qualified Policies should therefore contact the Company's Home Office to ascertain the availability of Qualified Policies at any given time.

IRA Policies

Premium Payments. A Policy that meets certain requirements set forth in the tax law may be used as an individual retirement annuity (i.e., an "IRA Policy"). Both the amount of the Premium Payments that may be paid, and the tax deduction that the Owner may claim for such Premium Payments, are limited under an IRA Policy.

In general, the Premium Payments that may be made for any IRA Policy for any year are limited to the lesser of $2,000 or 100 percent of the individual's earned income for the year. Also, with respect to an individual who has less income than his or her spouse, Premium Payments may be made by that individual to an IRA Policy to the extent of the lesser of (1) $2,000, or (2) the sum of
(i) the compensation includible in such individual's gross income for the taxable year and (ii) the compensation includible in the gross income of the individual's spouse for the taxable year reduced by the amount allowed as a deduction for IRA contributions to such spouse. An excise tax is imposed on IRA contributions that exceed the law's limits.

The deductible amount of the Premium Payments made for an IRA Policy for any taxable year is limited to the amount of the Premium Payments that may be paid for the Policy for that year. Furthermore, a single person who is an active participant in a qualified retirement plan (that is, a qualified pension, profit-sharing, or annuity plan, a simplified employee pension plan, a "SIMPLE" retirement account, or a "section 403(b)" annuity plan, as discussed below) and who has adjusted gross income in excess of $40,000 may not deduct Premium Payments, and such a person with adjusted gross income between $30,000 and $40,000 may deduct only a portion of such payments. Also, married persons who file a joint return, one of whom is an active participant in a qualified retirement plan, and who have adjusted gross income in excess of $60,000 may not deduct Premium Payments, and those with adjusted gross income between $50,000 and $60,000 may deduct only a portion of such payments. Additional rules may apply.

In applying these and other rules applicable to an IRA Policy, all individual retirement accounts and annuities owned by an individual are treated as one contract, and all amounts distributed during any taxable year are treated as one distribution.

Tax Deferral During Accumulation Period. Until distributions are made from an IRA Policy, increases in the Account Value of the Policy are not taxed.

IRA Policies generally may not provide life insurance coverage, but they may provide a death benefit that equals the greater of the premiums paid and the contract value. The Policy provides a Death Benefit that in certain circumstances may exceed the greater of the Premium Payments and the Account Value. It is possible that the Policy's Death Benefit provisions could be viewed as violating the prohibition on investment in life insurance contracts with the result that the policy would not be viewed as satisfying the requirements of an IRA Policy.

Taxation of Distributions and Rollovers. If all Premium Payments made to an IRA Policy were deductible, all amounts distributed from the Policy are included in the recipient's income when distributed. However, if nondeductible Premium Payments were made to an IRA Policy (within the limits allowed by the tax law), a portion of each distribution from the Policy typically is included in income when it is distributed. In such a case, any amount distributed as an annuity payment or in a lump sum upon death or a full surrender is taxed as described above in connection with such a distribution from a Non-Qualified Policy, treating as the investment in the contract the sum of the nondeductible Premium Payments at the end of the taxable year in which the distribution commences or is made (less any amounts previously distributed that were excluded from income). Also in such a case, any amount distributed upon a partial surrender is partially includible in income. The includible amount is the excess of the distribution over the exclusion amount which in turn equals the distribution multiplied by the ratio of the investment in the contract to the Account Value.

In any event, subject to the direct rollover and mandatory withholding requirements (discussed below) amounts may be "rolled over" from a qualified retirement plan to an IRA Policy (or from one individual retirement annuity or individual retirement account to an IRA Policy) without incurring tax if certain conditions are met. Only certain types of distributions from qualified retirement plans or individual retirement annuities may be rolled over.

Penalty Taxes. Subject to certain exceptions, a penalty tax is also imposed on distributions from an IRA Policy equal to 10 percent of the amount of the distribution includible in income. (Amounts rolled over from an IRA Policy generally are excludable from income.) The exceptions provide, however, that this penalty tax does not apply to distributions made (1) on or after age 59 1/2, (2) on or after death or because of disability (as defined in the tax law), or (3) as part of a series of substantially equal periodic payments over the life (or life expectancy) of the recipient or the joint lives (or joint life expectancies) of the recipient and his or her designated beneficiary (as defined in the tax law). In addition to the foregoing, failure to comply with a minimum distribution requirement will result in the imposition of a penalty tax of 50 percent of the amount by which a minimum required distribution exceeds the actual distribution from an IRA Policy. Under this requirement, distributions of minimum amounts from an IRA Policy as specified in the tax law must commence by April 1 of the calendar year following the calendar year in which the Annuitant attains age 70 1/2, or when he or she retires, whichever is later. Further, after 1988, such distributions generally must begin by April 1 of the calendar year in which the employee attains age 70 1/2 regardless of whether he or she has retired.

Roth IRAs

Recently enacted Section 408A of the Code permits eligible individuals to contribute to a type of IRA Policy known as a "Roth IRA." Roth IRAs differ from other IRA Policies in several respects. Among the differences is that, although Premium Payments to a Roth IRA are not tax deductible, "qualified distributions" from a Roth IRA will be excludable from income. Additionally, the eligibility and mandatory distribution requirements for Roth IRAs differ from non-Roth IRA Policies.

Premium Payments. The maximum amount of contributions allowable for any taxable year to all Roth IRAs maintained for an individual (the "contribution limit") generally is the lesser of $2,000 and 100% of compensation for the taxable year. The contribution limit is reduced by the amount of any deductible and non-deductible contributions to a non-Roth IRA Policy. For individuals who file a joint return and receive less compensation for the taxable year than their spouse, special rules apply.

For taxpayers with adjusted gross incomes in excess of certain limits, no contribution (or only a reduced contribution) to a Roth IRA is allowed. For married individuals filing a joint return, the contribution limit is phased out for adjusted gross incomes between $150,000 and $160,000. (Special rules apply to married individuals filing separate returns.) For single individuals, the contribution limit is phased out for adjusted gross incomes between $95,000 and $110,000.

Rollovers. A rollover may be made to a Roth IRA only if it is a "qualified rollover contribution." A "qualified rollover contribution" is a rollover contribution to a Roth IRA from another Roth IRA or from a non-Roth IRA Policy, but only if such rollover contribution meets the rollover requirements for IRA Policies under section 408(d)(3) of the Code. In addition, a transfer may be made to a Roth IRA directly from another Roth IRA or from a non-Roth IRA Policy. Persons with adjusted gross incomes in excess of $100,000 or who are married and file a separate return are not eligible to make a qualified rollover contribution or a transfer in a taxable year from a non-Roth IRA Policy to a Roth IRA.

In the case of a qualified rollover contribution or a transfer from a non-Roth IRA Policy to a Roth IRA, any portion of the amount rolled over which would be includible in gross income were it not part of a qualified rollover contribution or a nontaxable transfer will be includible in gross income. However, the 10 percent penalty tax on premature distributions generally will not apply. If such a rollover occurs before January 1, 1999, any portion of the amount rolled over which is required to be included in gross income must be included ratably over the 4-taxable year period beginning with the taxable year in which the rollover is made.

Conversions. All or part of amounts in a non-Roth IRA Policy may be converted into a Roth IRA. Such a conversion can be made without taking an actual distribution from the IRA Policy. For example, an individual may make a conversion by notifying the IRA Policy issuer or trustee, whichever is applicable. The conversion of an IRA Policy to a Roth IRA is a special type of qualified rollover contribution. Hence, the IRA Policy participant must be eligible to make a qualified rollover contribution in order to convert an IRA Policy to a Roth IRA. A conversion typically will result in the inclusion of some or all of the IRA Policy value in gross income, as described above.

UNDER SOME CIRCUMSTANCES, IT MAY NOT BE ADVISABLE TO ROLLOVER, TRANSFER, OR CONVERT ALL OR PART OF A NON-ROTH IRA POLICY TO A ROTH IRA. WHETHER AN OWNER SHOULD DO SO WILL DEPEND ON THE IRA POLICY OWNER'S PARTICULAR FACTS AND CIRCUMSTANCES, INCLUDING, BUT NOT LIMITED TO, SUCH FACTORS AS WHETHER THE OWNER IS QUALIFIED TO MAKE SUCH A ROLLOVER, TRANSFER, OR CONVERSION, HIS OR HER FINANCIAL SITUATION, AGE, CURRENT AND FUTURE INCOME NEEDS, YEARS TO RETIREMENT, CURRENT AND FUTURE TAX RATES, AND ABILITY AND DESIRE TO PAY CURRENT INCOME TAXES WITH RESPECT TO AMOUNTS ROLLED OVER, TRANSFERRED, OR CONVERTED, AND WHETHER SUCH TAXES MIGHT NEED TO BE PAID WITH WITHDRAWALS FROM THE OWNER'S ROTH IRA (SEE DISCUSSION BELOW OF "NONQUALIFIED DISTRIBUTIONS" AND "PENDING LEGISLATION"). PERSONS CONSIDERING A ROLLOVER, TRANSFER, OR CONVERSION SHOULD CONSULT A QUALIFIED TAX ADVISOR.

Qualified Distributions. Any "qualified distribution" from a Roth IRA is excludible from gross income. A "qualified distribution" is a payment or distribution which satisfies two requirements. First, the payment or distribution must be (a) made after the Owner attains age 59 1/2, (b) made after the Owner's death, (c) attributable to the Owner being disabled, or (d) a qualified first-time homebuyer distribution within the meaning of section 72(t)(2)(F) of the Code. Second, the payment or distribution must be made in a taxable year that is at least five years after (a) the first taxable year for which a contribution was made to any Roth IRA established for the Owner, or (b) in the case of a payment or distribution properly allocable to a qualified rollover contribution from a non-Roth IRA Policy (or income allocable thereto), the taxable year in which the rollover contribution was made.

Nonqualified Distributions. A distribution from a Roth IRA which is not a qualified distribution is generally taxed in the same manner as a distribution from a non-Roth IRA Policy. However, such a distribution will be treated as made first from contributions to the Roth IRA to the extent that such distribution, when added to all previous distributions from the Roth IRA, does not exceed the aggregate amount of contributions to the Roth IRA. Generally, all Roth IRAs are aggregated to determine the tax treatment of distributions.

Mandatory Distributions. Distributions of minimum amounts from a Roth IRA need not commence at age 70 1/2. However, if the Owner dies before the entire interest in a Roth IRA is distributed, any remaining interest in the Policy must be distributed by December 31 of the calendar year containing the fifth anniversary of the Owner's death, subject to certain exceptions.

As described in "Federal Tax Matters," there is some uncertainty regarding the proper characterization of the Policy's death benefit for purposes of the tax rules governing IRA Policies (which include Roth IRAs). Additionally, the foregoing discusses the federal income tax consequences surrounding Roth IRAs and does not address any state income tax consequences that may apply. Persons intending to use the Policy in connection with a Roth IRA should seek competent advice regarding these issues.

Pending Legislation. Pending legislation may modify these rules retroactively to January 1, 1998.

Simplified Employee Pension Plans

An employer may use a Policy to establish for an employee an individual retirement annuity plan known as a "simplified employee pension plan" (or "SEP"), if certain requirements set forth in the tax law are satisfied. Premium Payments may be made into a Policy used in a SEP generally in accordance with the rules applicable to individual retirement annuities, though with expanded contribution limits. Such payments are deductible by the employer and are not includible in the income of the employee. The taxation of distributed amounts generally follows the rules applicable to individual retirement annuities. As discussed above (See IRA Policies), there is some uncertainty regarding the proper characterization of the Policy's Death Benefit provisions for purposes of certain tax rules governing IRAs (which would include SEP IRAs). Employers intending to use the Policy in connection with a SEP should seek competent tax advice.

SIMPLE IRAs

Section 408(p) of the Code permits certain small employers to establish "SIMPLE retirement accounts," including SIMPLE IRAs, for their employees. Under SIMPLE IRAs, certain deductible contributions are made by both employees and employers. SIMPLE IRAs are subject to various requirements, including limits on the amounts that may be contributed, the persons who may be eligible, and the time when distributions may commence. As discussed above (See IRA Policies), there is some uncertainty regarding the proper characterization of the Policy's Death Benefit provisions for purposes of certain tax rules governing IRAs (which would include SIMPLE IRAs). Employers intending to use the Policy in connection with a SIMPLE retirement account should seek competent tax advice.

Section 403(b) Annuities

Premium Payments. Premiums paid for a Policy on behalf of an employee by a public educational institution or certain other tax-exempt employers are not included in the employee's income if the Policy meets certain requirements set forth in the tax law. There are a number of limitations on contributions to a "Section 403(b) Policy". For example, Premium Payments made as elective deferrals through a salary reduction agreement with an employee generally are limited to $9,500 per year (or, if greater, $7,000 per year as adjusted by the Service for cost of living increases). (Note that contributions to certain other qualified retirement plans, such as Section 401(k) plans or to SEP plans, by the Owner may reduce these limits on elective deferrals.) Other limitations may be more restrictive.

In applying these and other rules applicable to a Section 403(b) Policy, that Policy and all similar contracts purchased by the same employer for the same employee are treated as one contract.

Tax Deferral During Accumulation Period. Until distributions are made from a
Section 403(b) Policy, increases in the Account Value are not taxed.

Purchasers should consider that the Policy provides a Death Benefit that in certain circumstances may exceed the greater of the Premium Payments and the Account Value. It is possible that such Death Benefit could be characterized as an incidental death benefit. If the Death Benefit were so characterized, this could result in currently taxable income to purchasers. In addition, there are limitations on the amount of incidental death benefits that may be provided under a Section 403(b) Policy. Even if the Death Benefit under the Policy were characterized as an incidental death benefit, it is unlikely to violate those limits unless the purchaser also purchases a life insurance contract as part of his or her Section 403(b) Policy.

Taxation of Distributions and Rollovers. If no portion of the premiums paid into a Section 403(b) Policy were includible in the employee's income, all amounts distributed from the Policy are included in the recipient's income when distributed. However, if Premium Payments were made to a Section 403(b) Policy which were includible in the employee's income, a portion of each distribution from the Policy typically is included in income when it is distributed. In such a case, any amount distributed as an annuity payment or in a lump sum upon death or a full surrender is taxed as described above in connection with such a distribution from a Non-Qualified Policy, treating as the investment in the contract the sum of the Premium Payments made into the Policy which were not excluded from income as of the time the distribution commences or is made (less any amounts previously distributed that were excluded from income). Also in such a case, any amount distributed upon a partial surrender is partially includible in income. The includible amount is the excess of the distribution over the exclusion amount, which in turn equals the distribution multiplied by the ratio of the investment in the contract to the Account Value.

In any event, subject to the direct rollover and mandatory withholding requirements (discussed below), amounts may be rolled over from a Section 403(b) Policy (or similarly qualifying contract) to another Section 403(b) Policy (or similarly qualifying contract) or to an individual retirement account or individual retirement annuity without incurring tax if certain conditions are met. Only certain types of distributions may be rolled over.

Beginning in 1989, a Section 403(b) Policy is required to prohibit distributions of amounts attributable to elective deferrals and earnings thereon (made under a salary reduction agreement) prior to age 59 1/2, separation from service, death or disability. Distributions of elective deferrals (but not any income earned thereon) may nonetheless be permitted in the case of hardship.

Penalty Taxes. Subject to certain exceptions, a penalty tax is also imposed on distributions from a Section 403(b) Policy equal to 10 percent of the amount of the distribution includible in income. (Amounts rolled over from a Section 403(b) Policy generally are excludable from income, although various withholding requirements may nonetheless apply to such amounts, as discussed below). The exceptions provide, however, that this penalty tax does not apply to distributions made (1) on or after age 59 1/2, (2) on or after death or because of disability (as defined in the tax law), (3) as part of a series of substantially equal periodic payments beginning after the employee separates from service and made over the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and his or her designated beneficiary (as defined in the tax law), or (4) after separation from service after attainment of age 55.

In addition to the foregoing, failure to comply with a minimum distribution requirement will result in the imposition of a penalty tax of 50 percent of the amount by which a minimum required distribution exceeds the actual distribution from a Section 403(b) Policy. Under this requirement, distributions of minimum amounts specified by the tax law must generally commence by April 1 of the calendar year following the calendar year in which the employee attains age 70 1/2, or when he or she retires, whichever is later.

Deferred Compensation Plans of State and Local Governments and Tax-Exempt Organizations

Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. Generally, a Policy purchased by a state or local government or a tax-exempt organization will not be treated as an annuity contract for federal income tax purposes. Those who intend to use the Policies in connection with such plans should seek competent tax advice.

Other Qualified Retirement Plans

Premium Payments. Premium Payments made by an employer for a Policy used in connection with a pension, profit-sharing, or annuity plan qualified under section 401 or 403(a) of the Code are deductible by the employer within certain limits. Such payments are also excludable from the income of the employee within certain limits.

Tax Deferral and Taxation of Distributions. The deferral of taxation on Account Value increases and the tax treatment of distributed amounts (including the penalty tax) described above in the case of IRA Policies and Section 403(b) Policies generally applies with respect to amounts held under or distributed from Policies used in connection with other qualified retirement plans. For Policies and amounts distributed therefrom to be eligible for such treatment, certain requirements specified in the tax law must be satisfied.

The Policy provides a Death Benefit that in certain circumstances may exceed the greater of the Premium Payments and the Account Value. It is possible that such Death Benefit could be characterized as an incidental death benefit. There are limitations on the amount of incidental death benefits that may be provided under pension and profit sharing plans. In addition, the cost of providing such benefits may be currently includible in income.

Legal and Tax Advice for Qualified Plans

The requirements of the tax law applicable to qualified retirement plans, and the tax treatment of amounts held and distributed under such plans, are quite complex. Accordingly, a prospective purchaser of a Policy to be used in connection with any such plan should seek competent legal and tax advice regarding the suitability of the Policy for the situation involved, the applicable requirements, and the treatment of the rights and benefits under a Policy so used.

Direct Rollover and Mandatory Withholding Requirements

If a Policy is used in connection with a pension, profit-sharing, or annuity plan qualified under sections 401(a) or 403(a) of the Code, or is a Section 403(b) Policy, any "eligible rollover distribution" from the Policy will be subject to direct rollover and mandatory withholding requirements. An eligible rollover distribution generally is any taxable distribution from a qualified pension plan under section 401(a) of the Code, qualified annuity plan under section 403(a) of the Code, or section 403(b) annuity or custodial account, excluding certain amounts (such as minimum distributions required under section 401(a)(9) of the Code and distributions which are part of a "series of substantially equal periodic payments" made for the life or a specified period of 10 years or more). Under these requirements, withholding at a rate of 20 percent will be imposed on any eligible rollover distribution received from the Policy. Unlike withholding on certain other amounts distributed from the Policy, discussed below, the recipient cannot elect out of withholding with respect to an eligible rollover distribution. However, this 20 percent withholding will not apply if, instead of receiving the eligible rollover distribution, the plan participant elects to have it directly transferred to certain qualified retirement plans. Prior to receiving an eligible rollover distribution, the plan participant will receive notice (from the plan administrator or the Company) explaining generally the direct rollover and mandatory withholding requirements and how to avoid the 20 percent withholding by electing a direct transfer.

Federal Income Tax Withholding

Amounts distributed from a Policy, to the extent includible in income under the federal tax laws, are subject to federal income tax withholding. The Company will withhold and remit a portion of such amounts to the U.S. Government unless properly notified by the Owner or other payee, at or before the time of the distribution, that he or she chooses not to have any amounts withheld. In some instances, however, the Company may be required to withhold amounts. (See the discussion above regarding withholding requirements applicable to distributions from various qualified retirement plans including Section 403(b) policies.)

                               GENERAL PROVISIONS

The Owner

The Owner or Joint Owners are designated in the policy. (Joint Owners own the Policy equally with the right of survivorship.) The Owner or Joint Owners may exercise all of the rights and privileges under the Policy, subject to the rights of any beneficiary named irrevocably, and any assignee under an assignment filed with the Company. Disposition of the Policy is subject to the Policy's death provisions (See Death Provisions). If the Owner dies before the Annuitant, the Designated Beneficiary will become the sole owner of the Policy following such a death, subject to the distribution rules in the Policy's death provisions. If the Owner does not name a Joint Owner or a primary beneficiary or contingent Beneficiary, or if a Joint Owner or primary beneficiary or contingent Beneficiary is not living (or in existence for purposes of non-natural designations) at the Owner's death, ownership will pass to the Owner's estate. The Designated Beneficiary, for purposes of the required distribution rules of
Section 72(s) of the Code, will receive the required distribution if the Owner dies prior to the Maturity Date. The required distribution is more fully described in Death Provisions.

The Annuitant

The Policy names the Owner or someone else as the Annuitant. A contingent Annuitant also may be named. If no contingent Annuitant has been named, the Owner shall be treated as the contingent Annuitant at the death of the Annuitant. The Company reserves the right to restrict the election of the contingent Annuitant to conform to its administrative procedures and within the restrictions of federal and state law. At the death of the Annuitant prior to the Maturity Date, the contingent Annuitant, if any, may become the Annuitant in certain circumstances (See Death Provisions).

The Beneficiary

One or more primary and contingent Beneficiary(ies) may be designated by the Owner in an application or in a written request. If changed, the primary beneficiary or contingent Beneficiary is as shown in the latest change filed with the Company.

Changes By the Owner

Prior to the Maturity Date and during the Annuitant's life, the Owner or Joint Owner may be changed by written request to the Home Office if this right is reserved. Such changes may give rise to taxable income and a 10% penalty tax. (See Taxation of Partial and Full Surrenders.) The primary Beneficiary, contingent Beneficiary and contingent Annuitant may also be changed if this right is reserved.

To make a change, a written request must be sent to the Company at its Home Office. The request and the change must be in a form satisfactory to the Company and must actually be received by the Company. The change will take effect as of the date the request is signed by the Owner. The change will be subject to any payment made before the change is recorded by the Company.

Evidence of Death, Age, Sex or Survival

The Company will require proof of death before it acts on Policy provisions relating to the death of the Owner or other person(s). The Company may also require proof of the age, sex or survival of any person or persons before acting on any applicable Policy provision.

Joint Policy

The Policy may be purchased as a Joint Policy. In making this selection, the Owner must name an Annuitant and contingent Annuitant. The Owner must also relinquish any right to change the contingent Annuitant. An additional contingent Annuitant may not be named if the Annuitant or contingent Annuitant dies before the Maturity Date.

Under a Joint Policy, if both the Annuitant and contingent Annuitant are alive at the Maturity Date, proceeds will be paid in the form of Variable Income Payments under Optional Payment Plan 5, Joint Life and Survivor Income, using the sexes, if permitted, and ages nearest birthday of the Annuitant and contingent Annuitant. If only one is surviving at the Maturity Date, then proceeds will be paid in the form of Variable Income Payments under Optional Payment Plan 1, Life Income with 10 Years Certain, using the sex, if permitted, and settlement age of such survivor.

Payment under the Policies

The Company will usually pay any amounts payable as a result of full or partial surrender within seven days after it receives a written request at its Home Office in a form satisfactory to it. The Company will usually pay any Death Benefit within seven days after it receives Due Proof of Death. Amounts payable as a result of full or partial surrender, death of the Annuitant or the Maturity Date may be postponed whenever: (i) the New York Stock Exchange is closed other than customary weekend and holiday closings, or trading on the New York Stock Exchange is restricted as determined by the Commission; or (ii) the Commission by order permits postponement for the protection of Owners; or (iii) an emergency exists, as determined by the Commission, as the result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to determine the value of the net assets of Account 4.

Payments under a Policy which are derived from any amount paid to the Company by check or draft may be postponed until such time as the Company is satisfied that the check or draft has cleared the bank upon which it is drawn.

If, at the time the Owner makes a full or partial surrender request, he or she has not provided the Company with a written election not to have federal income taxes withheld, the Company must by law withhold such taxes and remit that amount to the federal government. Moreover, the Code provides that a 10% penalty tax will be imposed on certain early surrenders. (See Federal Tax Matters.)

Any Death Benefit proceeds that are paid in one lump sum will include interest from the date of receipt of Due Proof of Death to the date of payment. Interest will be paid at a rate set by the Company, or by law if greater. The minimum interest rate which will be paid is 2.5%. Interest will not be paid beyond one year or any longer time set by applicable law.

                          DISTRIBUTION OF THE POLICIES


Capital Brokerage Corporation (doing business in Indiana, Minnesota, New Mexico, and Texas as GE Capital Brokerage Corporation) ("Capital Brokerage") is the distributor and principal underwriter of the Policies. Capital Brokerage, a Washington corporation and an affiliate of the Company, is located at 6630 W. Broad St., Richmond, Virginia 23230.

The Policies will be sold by properly licensed registered representatives of independent broker-dealers which in turn have selling agreements with Capital Brokerage Corporation and have been licensed by state insurance departments to represent us. The Policy also will be sold by properly licensed registered representatives of Capital Brokerage. Capital Brokerage is registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. (NASD). The Company will offer Policies in all states where it is licensed to do business.


                                   COMMISSIONS

Writing agents of the Company will receive commissions based on a commission schedule and rules. The agents will receive a maximum commission of 3% of the initial Premium Payment and any Additional Premium Payment.

Agents may also be eligible to receive certain bonuses and allowances, as well as retirement plan credits, based on commissions earned. Field management of the Company receives compensation which may be based in part on the level of agent commissions in their management units. Broker-dealers and their registered agents will receive first-year and subsequent year commissions equivalent to the total commissions and benefits received by the field management and writing agents of the Company.

                            VOTING RIGHTS AND REPORTS

To the extent required by law, the Company will vote the Funds' shares held in Account 4 at regular and special shareholder meetings of the Funds, in accordance with instructions received from persons having voting interests in Account 4. If, however, the 1940 Act or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result, the Company determines that it is permitted to vote Fund shares in its own right, it may elect to do so.

Before Income Payments begin, the Owner exercises the voting rights under the Policy. After Income Payments begin, the person receiving the Income Payments has the voting interests. Before Income Payments begin, the number of votes which each Owner has the right to instruct will be determined for a portfolio by dividing a Policy's Account Value in the subdivision investing in that portfolio by the net asset value per share of the portfolio. Fractional shares will be counted. After Income Payments begin, the number of votes after the first Income Payment is received will be determined by dividing the reserve for such Policy allocated to the Investment Subdivision by the net asset value per share of the corresponding portfolio. After Income Payments begin, the reserves attributable to a Policy decrease as the reserves allocated to the Investment Subdivision decrease. Fractional shares will be counted.

The number of votes which the Owner has the right to instruct will be determined as of the date coincident with the date established by a particular Fund for determining shareholders eligible to vote at the meeting of that Fund. Voting instructions will be solicited by written communications prior to such meeting in accordance with procedures established by that Fund.

The Funds serve as investment vehicles for variable life insurance policies sold by the Company as well as for other variable life insurance and variable annuity policies sold by insurers other than the Company and funded through other separate investment accounts. Persons owning all such other policies as well as the persons receiving income payments under all such other policies will enjoy similar voting rights. The Company will vote Fund shares held in Account 4 as to which no timely instructions are received, and Fund shares held in Account 4 that it owns as a consequence of accrued charges under the Policies and other variable annuity policies supported by Account 4, in proportion to the voting instructions which are received with respect to all policies funded through Account 4. Each person having a voting interest will receive proxy materials, reports and other materials relating to the appropriate portfolio.

                              YEAR 2000 COMPLIANCE


Like all financial services providers, we utilize computer systems that may be affected by Year 2000 date data processing issues and we also rely on service providers, including banks, custodians, administrators, and investment managers that also may be affected. We are engaged in a process to evaluate and develop plans to have our computer systems and critical applications ready to process Year 2000 date data. We also are confirming that our service providers are so engaged. The resources that are being devoted to this effort are substantial. Further, it is anticipated that we will spend approximately $2-5 million on this conversion. Remedial actions include inventorying our computer systems, applications and interfaces, assessing the impact of Year 2000 date data on them, developing a range of solutions specific to particular situations and implementing appropriate solutions. Some systems, applications and interfaces will be replaced or upgraded to new software or new releases or existing software which are Year 2000 ready. It is difficult to predict with precision whether the amount of resources ultimately devoted, or the outcome of these efforts, will have any negative impact on us and Account 4. However, as of the date of this prospectus, it is not anticipated that Owners will experience negative effects on their investment, or on the services provided in connection therewith, as a result of Year 2000 transition implementation. Our target dates for completion of these activities depend upon the particular situation. Our goal is to be substantially Year 2000 ready for critical applications on or about mid-1999, but there can be no assurance that we will be successful, or that interaction with other service providers will not impair our services at that time.

If we are not successful in our Year 2000 transition, implementation or interaction with other service providers is impaired, it is possible that we could encounter difficulty and/or delays in calculating unit values, redeeming shares, delivering account statements and providing other information, communication and servicing to our policyowners. In light of our current efforts to address this issue, we do not consider the likelihood of such occurrences to be very high.

                                LEGAL PROCEEDINGS

The Company and its subsidiaries, like other life insurance companies, are involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, the Company believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on Account 4 or the Company.

                       STATEMENT OF ADDITIONAL INFORMATION
                                TABLE OF CONTENTS

                                                                               Page
                                                                               ----

The Policies................................................................    3
Transfer of Annuity Units...................................................    3
Net Investment Factor.......................................................    3
Termination of Participation Agreements.....................................    4
Calculation of Performance Data.............................................    4
Money Market Investment Subdivisions........................................    4
Other Investment Subdivisions...............................................    5
Federal Tax Matters.........................................................    9
Taxation of The Company.....................................................    9
IRS Required Distributions..................................................    9
General Provisions..........................................................    9
Using the Policies as Collateral............................................    9
Non-Participating...........................................................    9
Misstatement of Age or Sex..................................................    9
Incontestability............................................................    10
Statement of Values.........................................................    10
Written Notice..............................................................    10
Legal Developments Regarding Employment-Related Benefit Plans...............    10
Additions, Deletions, or Substitutions......................................    10
Legal Matters...............................................................    11
Experts.....................................................................    11
Change in Auditors..........................................................    11
Financial Statements........................................................    11









                             Dated October 12, 1998




                     The Life Insurance Company of Virginia
                             6610 West Broad Street
                            Richmond, Virginia 23230

A Statement of Additional Information containing more detailed information about the Policy and Account 4 is available free by writing the Company at the address above or by calling (800) 352-9910.

                            SUPPLEMENT TO PROSPECTUS
                     FOR LIFE OF VIRGINIA SEPARATE ACCOUNT 4

General Information

Contributions and/or transfers to a Guarantee Account, as described below, become part of the General Account of the Company. Because of exemptive and exclusionary provisions, interests in the General Account have not been registered under the Securities Act of 1933 (the "1933 Act"), and the General Account is not registered as an investment company under the Investment Company Act of 1940 (the "1940 Act"). Accordingly, neither the General Account nor any interests therein are subject to the provisions of the 1933 Act or the 1940 Act, and the information in this supplement has not been reviewed by the staff of the Securities and Exchange Commission. Disclosure regarding a Guarantee Account and the General Account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

The Guarantee Account

The Owner may allocate premium payments to the Guarantee Account(s) or transfer amounts between the Guarantee Account(s) and the Investment Subdivisions of Account 4. Upon maturity or surrender of the Policy, any amount in a Guarantee Account is added to the Account Value in Account 4, and, after deduction of any applicable surrender charge, is paid in a lump sum, or applied under an optional payment plan (See Income payments).

Each time a Policyowner allocates purchase payments or transfers funds to the Guarantee Account, the Company establishes an interest rate guarantee period. Each interest rate guarantee period is guaranteed an interest rate for a specified period of time (the available interest rate guarantee periods are shown in your policy form). At the end of the interest rate guarantee period, a new interest rate will become effective, and a new interest rate guarantee period will commence for any remaining portion of that particular allocation. Interest rates are determined by the Company in its sole discretion. The determination made will be influenced by, but not necessarily correspond to, interest rates available on fixed income investments which the Company may acquire with the amounts it receives as premium payments or transfers of Account Value under the Policies. A Policyowner will have no direct or indirect interest in these investments. The Company will also consider other factors in determining the interest rates for the interest rate guarantee period, including, but not limited to, regulatory and tax requirements, sales commissions, and administrative expenses borne by the Company, general economic trends, and competitive factors. Amounts allocated to the Guarantee Account will not share in the investment performance of the General Account of the Company, or any portion thereof. THE COMPANY'S MANAGEMENT WILL MAKE THE FINAL DETERMINATION OF THE INTEREST RATES IT DECLARES FOR AN INTEREST RATE GUARANTEE PERIOD. THE COMPANY CANNOT PREDICT OR GUARANTEE THE LEVEL OF INTEREST RATES IN FUTURE INTEREST RATE GUARANTEE PERIODS. HOWEVER, THE INTEREST RATES FOR ANY INTEREST RATE GUARANTEE PERIOD WILL BE AT LEAST THE GUARANTEED INTEREST RATE SHOWN IN YOUR POLICY FORM.

The Company reserves the right to credit bonus interest on premium allocated to a Guarantee Account participating in a Dollar-Cost Averaging program. (This may not be available to all classes of policies.)

Charges

The Mortality and Expense Risk and Administrative Expense charges are not deducted from the Guarantee Account(s). Such charges are borne solely by the Separate Account. The Annual Policy Maintenance Charge and the Annual Death Benefit Charge, if applicable, will be deducted from the Guarantee Account(s) if there is no account value in the Separate Account. If there is insufficient account value in the Separate Account at the time the charges are deducted, the excess of these charges over the amount deducted from the Separate Account will be deducted from the Guarantee Account(s). (See Policy Maintenance Charge).

Surrender charges apply to account values allocated to a Guarantee Account in the same manner in which these charges apply to account values allocated to the Separate Account.

Transfers

The Owner may transfer amounts between a Guarantee Account and the available Investment Subdivisions of Account 4. Transfers will be effective on the date the Owner's transfer request is received by the Company. With respect to transfers between a Guarantee Account and the available Investment Subdivisions, the following restrictions may be imposed:


     Transfers from any particular allocation to a Guarantee Account to an Investment Subdivision may be made only during the 30 day period beginning with the end of the preceding interest rate guarantee period applicable to that particular allocation. The Company may limit the amount which may be transferred to the Investment Subdivisions. For any particular allocation to a Guarantee Account, the limited amount will not be less than (a) any accrued interest on that allocation, plus (b) 25% of the original amount of that allocation.

     No transfers from an Investment Subdivision to a Guarantee Account may be made during the six month period following the transfer of any amount from a Guarantee Account to any Investment Subdivision.

In all other respects, the rules and charges applicable to transfers between the available Investment Subdivisions of Account 4 will apply to transfers involving a Guarantee Account.

Dollar-Cost Averaging

As an alternative to the Dollar-Cost Averaging program described in the prospectus (See "Dollar-Cost Averaging"), Owners may elect to have the Company automatically transfer specified amounts from a Guarantee Account to any available Investment Subdivision on a monthly or quarterly basis. To make the election, Owners must complete the Dollar-Cost Averaging section of the application or a Dollar-Cost Averaging Agreement. Money may be allocated to a Guarantee Account as an initial or additional premium or in the form of a transfer of Account Value from one or more Investment Subdivisions. Such allocations must comply with all applicable minimum amount and percentage requirements (See "Purchasing the Policies" and "Allocation of Premium Payments") as well as the rules applicable to transfers to the Guarantee Account(s). Apart from automatic transfers under a Dollar-Cost Averaging program, all rules regarding transfers from the Guarantee Account(s) will apply.


Owners may designate the amount allocated to a Guarantee Account that is subject to the Dollar-Cost Averaging program. The Company reserves the right to limit the amount of each automatic transfer. Each automatic transfer, as described above, will be made until the entire value of the designated amount in a Guarantee Account is depleted. Prior to that time, an Owner may discontinue such automatic transfers by sending the Company written notice.


The Company reserves the right to transfer any remaining portion of an allocation used for Dollar-Cost Averaging to a Guarantee Account with a new one year interest rate guarantee period upon termination of the Dollar-Cost Averaging program for that allocation. The Company also reserves the right to discontinue or modify this alternative Dollar-Cost Averaging program at any time for any reason on 30 days written notice to the Owner.

Surrenders

Surrenders may be made from the Guarantee Account(s) in addition to the Account
4. (See "Distributions Under the Policy.") If a partial surrender is requested, the Owner may specify the Guarantee Account(s) from which the deduction should be made. If no Guarantee Account is specified, the amount of the partial surrender will be deducted first from the Investment Subdivisions of the Separate Account on a pro-rata basis, in proportion to the Account Value in the Separate Account. Any amount remaining will be deducted from the Guarantee Account(s). Deductions from the Guarantee Account(s) will be taken from the amounts (including interest credited to such amounts) which have been in the Guarantee Account(s) for the longest period of time.

Deferral of Payment

The Company may defer payment of any amount from the Guarantee Account(s) for up to six months. Payment will not be deferred if applicable law requires earlier payment, or if the amount payable is to be used to pay premiums on policies in force with the Company.

THE GUARANTEE ACCOUNT MAY NOT BE AVAILABLE IN ALL STATES OR MARKETS

                     The Life Insurance Company of Virginia
                             6610 West Broad Street
                            Richmond, Virginia 23230

                                    APPENDIX
                             Policy Form P1143 4/94


The purpose of this appendix is to show certain benefits for Policies issued on or before October 12, 1998 or after October 12, 1998 for those states where Policy Form P1150 10/98 is not available.

Death Benefit at Death of Annuitant

For Policies issued before May 1, 1997 (unless a later date is required by applicable state regulation), if the Annuitant was age 80 or younger on the Policy Date, and dies prior to the Maturity Date while the Policy is in force, the Designated Beneficiary may elect a Death Benefit within 90 days of the date of such death.

During the first six Policy years, the Death Benefit will be the greater of: (1) the total premiums paid, reduced by any applicable premium tax and any partial surrenders plus their applicable surrender charge, and (2) the Account Value on the date the Company receives Due Proof of Death. During subsequent six year periods, the Death Benefit will be the greater of: (1) the Death Benefit on the last day of the previous six year period, plus any premiums paid since then, reduced by any applicable premium tax and any partial surrenders plus their applicable surrender charges since then, and (2) the Account Value on the date Due Proof of Death is received.

If the request for payment of the Death Benefit occurs more than 90 days after the date of the Annuitant's death, and/or if the deceased Annuitant was age 81 or older on the Policy Date, the Surrender Value will be payable instead of the Death Benefit.

For Policies issued on or after May 1, 1997, if the Annuitant dies before Income Payments begin, the Designated Beneficiary may elect to surrender the Policy for a Death Benefit by notifying the Company of such election within 90 days of the date of the Annuitant's death. (This election may not be available in all states.) If notification occurs more than 90 days after the date of the Annuitant's death, the Surrender Value will be payable instead of the Death Benefit.

The Death Benefit will be the greater of (1) the minimum death benefit (described below); or (2) the Account Value on the date the Company received Due Proof of Death of the Annuitant. During the first six Policy Years, or if the Annuitant was age 81 or older on the Policy Date, the minimum death benefit is the total of premiums paid, less adjustments for any partial surrenders. During any subsequent six year period if the Annuitant was age 80 or younger on the Policy Date, the minimum death benefit will be the Death Benefit on the last day of the previous six year period, plus any premiums paid since that day, less adjustments for any partial surrenders since that day.


Surrender charges will apply if the Policy is surrendered more than 90 days after death of the Annuitant, without regard to whether or not the Account Value was increased.


Elective Guaranteed Minimum Death Benefit Rider

If an Annuitant dies prior to the Maturity Date while the Guaranteed Minimum Death Benefit is in effect, the Designated Beneficiary may elect the Death Benefit described below within 90 days of the date of such death.

The Death Benefit under the Guaranteed Minimum Death Benefit Rider will be the greater of: (1) the Death Benefit described immediately above under "Death Benefit at Death of Annuitant," and (2) the greater of (A) the Guaranteed Minimum Death Benefit, and (B) the Account Value of the Policy on the date the Company receives proof of the Annuitant's death, or, if later, the date of the request. The Guaranteed Minimum Death Benefit is, on the Policy Date, equal to the premium paid. At the end of each Valuation Period after such date, the Guaranteed Minimum Death Benefit is the lesser of: (1) the total of all premiums received, multiplied by two, less the amount of any partial surrenders made prior to or during that Valuation Period; or (2) the Guaranteed Minimum Death Benefit at the end of the preceding Valuation Period, increased as specified below, plus any additional premium payments during the current Valuation Period and less any partial surrenders plus their applicable surrender charges during the current Valuation Period.

The amount of the increase for the Valuation Period will be calculated by applying a factor to the Guaranteed Minimum Death Benefit at the end of the preceding Valuation Period. Until the anniversary on which the Annuitant attains age 80, the factor is determined for each Valuation Period at an effective annual rate of 6%, except that with respect to amounts invested in certain Investment Subdivisions shown in the Policy, the increase factor will be calculated as the lesser of: (1) the Net Investment Factor for the Valuation Period, minus one, and (2) a factor for the Valuation Period equivalent to an effective annual rate of 6%. Currently, these Investment Subdivisions include only the Money Market Investment Subdivision. With respect to amounts allocated to the Guarantee Account, Item (1) above is replaced with a factor for the Valuation Period equivalent to the credited rate(s) applicable to such amounts.

If the Guaranteed Minimum Death Benefit Rider has been elected, it is effective on the Policy Date and will remain in effect while the Policy is in force and before income payments begin, or until the Policy Anniversary following the date of receipt of the Owner's request to terminate the rider. There will be a charge made each year for expenses related to the Death Benefit available under the terms of the Guaranteed Minimum Death Benefit Rider. (See Annual Death Benefit Charge). Amounts payable under the Guaranteed Minimum Death Benefit Rider are subject to the distribution rules.

Elective Optional Death Benefit Rider.

The elective optional death benefit rider provides for an Annual Step-up in death benefit. If an Annuitant dies before the Maturity Date while the Optional Death Benefit Rider is in effect, the Designated Beneficiary may elect the Death Benefit described below with 90 days of the date of such death. If this Death Benefit is not paid, the Policy will terminate, and the Company will have no further obligation under the Policy. THE OPTIONAL DEATH BENEFIT RIDER MAY NOT BE AVAILABLE IN ALL STATES OR MARKETS.

The Death Benefit under the Optional Death Benefit Rider is the greater of: (1) the Death Benefit described above under "Death Benefit at Death of Annuitant," and (2) the minimum Death Benefit described below.

During the first Policy year, the minimum Death Benefit under the Optional Death Benefit Rider is the total of premiums paid, adjusted for any partial surrenders. After the first Policy year and until the Policy anniversary immediately preceding the Annuitant's 81st birthday, the minimum Death Benefit is the Policy's greatest Death Benefit on any previous Policy anniversary, plus the total Premium Payments made since that date, less adjustments for any partial surrenders taken since that date. Beginning on the Policy anniversary immediately preceding the Annuitant's 81st birthday, the minimum Death Benefit is the Policy's minimum Death Benefit on that date, plus the total Premium Payments made since that date, less adjustments for any partial surrenders taken since that date.

If the Optional Death Benefit Rider has been elected, it is effective on the Policy Date (unless another effective date is shown on the Policy data pages). It will remain in effect while the Policy is in force and before income payments begin, or until the Policy Anniversary following the date of receipt of the Owner's request to terminate the rider. There will be a charge made each year for expenses related to the Death Benefit available under the terms of the Optional Death Benefit Rider. (See "Annual Death Benefit Charge.") Amounts payable under the Optional Death Benefit Rider are subject to the distribution rules described below.

Surrender Charge

For Policies issued prior to May 1, 1998, or until the necessary endorsement is approved, if later, surrender charges are deducted from the amount surrendered. All or part of the amount surrendered may be subject to charge. Any amount subject to charge is considered a surrender of Premium Payments. Surrender charges are determined using the assumption that Premium Payments are surrendered on a first-in first-out basis, up to the amount surrendered. For each such Premium Payment, the charge is a percentage of the Premium Payment (or portion thereof) surrendered.

Reduced Charges on Certain Surrenders

For Policies issued before May 1, 1998, or until the necessary endorsement is approved, if later, no surrender charge applies to the first surrender of the policy year, if the amount surrendered is not more than 10% of the Account Value at the end of the Valuation Period during which the surrender request is received. If the first surrender of the policy year is a full surrender, or a partial surrender of more than 10% of the Account Value, no surrender charge will apply to a portion of the amount surrendered equal to the 10% of the Account Value. Any remaining portion of the amount surrendered may be subject to surrender charges, as described above. The amount subject to charge will not exceed the amount surrendered

Waiver of Surrender Charges in the Event of Hospital or Nursing Facility Confinement.

For Policies issued before October 12, 1998: Surrender charges arising from a full surrender or one or more partial surrenders occurring before income payments begin will be waived if:

      An Annuitant is, or has been confined to a state licensed or legally operated hospital or inpatient nursing facility for at least 30 consecutive days; and

      Such confinement begins at least one year after the policy date; and

      An Annuitant was age 80 or younger on the policy date; and

      The request for the full or partial surrender, together with proof of such confinement is received in the Home Office of the Company while the Annuitant is confined or within 90 days after discharge from the facility.

For purposes of this provision, Annuitant means either the Annuitant, or Joint Annuitant, whichever is applicable.

The waiver of surrender charges in the event of hospital or nursing facility confinement may not be available in all states or all markets.

                     THE LIFE INSURANCE COMPANY OF VIRGINIA
                               SEPARATE ACCOUNT 4



                       STATEMENT OF ADDITIONAL INFORMATION
                                     FOR THE
                    FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY POLICY
                                FORM P1150 10/98

                                FORM P1143 4/94


                                   OFFERED BY
                     THE LIFE INSURANCE COMPANY OF VIRGINIA
                         (A Virginia Stock Corporation)
                              6610 W. Broad Street
                            Richmond, Virginia 23230






This Statement of Additional Information expands upon subjects discussed in the current Prospectus for the above-named Flexible Premium Variable Deferred Annuity Policy ("Policy") offered by The Life Insurance Company of Virginia. You may obtain a copy of the Prospectus dated October 12, 1998 by calling (800) 352-9910, or writing to The Life Insurance Company of Virginia, 6610 W. Broad Street, Richmond, Virginia 23230. Terms used in the current Prospectus for the Policy are incorporated in this Statement.




                   THIS STATEMENT OF ADDITIONAL INFORMATION IS
             NOT A PROSPECTUS AND SHOULD BE READ ONLY IN CONJUNCTION
                WITH THE PROSPECTUS FOR THE POLICY AND THE FUNDS.





Dated October 12, 1998

                       STATEMENT OF ADDITIONAL INFORMATION

                                TABLE OF CONTENTS

                                                                                   Page

The Policies........................................................................
  Transfer of Annuity Units.........................................................
  Net Investment Factor.............................................................

Termination of Participation Agreements.............................................

Calculation of Performance Date.....................................................
  Money Market Investment Subdivisions..............................................
  Other Investment Subdivisions.....................................................

Federal Tax Matters.................................................................
  Taxation of The Company...........................................................
  IRS Required Distributions........................................................

General Provisions..................................................................
  Using the Policies as Collateral..................................................
  Non-Participating.................................................................
  Misstatement of Age or Sex........................................................
  Incontestability..................................................................
  Statement of Values...............................................................
  Written Notice....................................................................

Legal Developments Regarding Employment-Related Benefit Plans.......................

Additions, Deletions, or Substitutions of Investments...............................

Legal Matters.......................................................................

Experts.............................................................................

Change in Auditors..................................................................

Financial Statements................................................................

                                  THE POLICIES


Transfer of Annuity Units


Upon the Owner's request, Annuity Units may be transferred once per calendar year from the Investment Subdivision in which they are currently held. However, where permitted by state law, the Company reserves the right to refuse to execute any transfer if any of the Investment Subdivisions that would be affected by the transfer are unable to purchase or redeem shares of the mutual funds in which the Investment Subdivisions invest. The amount of the increase in the number of Annuity Units for the Investment Subdivision to which the transfer is made is (a) times (b) divided by (c) where: (a) is the number of Annuity Units for the Investment Subdivision in which the Annuity Units are currently held; (b) is the Annuity Unit Value for the Investment Subdivision in which the Annuity Units are currently held; and (c) is the Annuity Unit Value for the Investment Subdivision to which the transfer is made.

If the number of Annuity Units remaining in an Investment Subdivision after the transfer is less than 1, the Company will transfer the amount remaining in addition to the amount requested. The Company will not transfer into any Investment Subdivision unless the number of Annuity Units of that Investment Subdivision after the transfer is at least 1. The amount of the Income Payment as of the date of the transfer will not be affected by the transfer.

Net Investment Factor

The Net Investment Factor measures investment performance of the Investment Subdivisions of Account 4 during a Valuation Period. Each Investment Subdivision has its own Net Investment Factor for a Valuation Period. The Net Investment Factor of an Investment Subdivision available under the policies for a Valuation Period is (a) divided by (b) minus (c) where:

(a) is (1) the value of the net assets of that Investment Subdivision at the end of the preceding Valuation Period, plus (2) the investment income and capital gains, realized or unrealized, credited to the net assets of that Investment Subdivision during the Valuation Period for which the Net Investment Factor is being determined, minus (3) the capital losses, realized or unrealized, charged against those assets during the Valuation Period, minus (4) any amount charged against that Investment Subdivision for taxes, or any amount set aside during the Valuation Period by the Company as a provision for taxes attributable to the operation or maintenance of that Subdivision; and

(b) is the value of the net assets of that Investment Subdivision at the end of the preceding Valuation Period; and

(c) is a charge no greater than .003857% for each day in the Valuation Period. This corresponds to 1.25% and 0.15% per year of the net assets of that Investment Subdivision for mortality and expense risks, and for administrative expenses, respectively.

The value of the assets in Account 4 will be taken at their fair market value in accordance with generally accepted accounting practices and applicable laws and regulations.

                     TERMINATION OF PARTICIPATION AGREEMENTS

The participation agreements pursuant to which the Funds sell their shares to Account 4 contain varying provisions regarding termination. The following summarizes those provisions:

Janus Aspen Series. This agreement may be terminated by the parties on six months' advance written notice.

Variable Insurance Products Fund, Variable Insurance Products Fund II and Variable Insurance Products Fund III. ("the Fund") These agreements provide for termination (1) on one year's advance notice by either party, (2) at the Company's option if shares of the Fund are not reasonably available to meet requirements of the policies, (3) at the option of either party if certain enforcement proceedings are instituted against the other, (4) upon vote of the policyowners to substitute shares of another mutual fund, (5) at the Company's option if shares of the Fund are not registered, issued, or sold in accordance with applicable laws, if the Fund ceases to qualify as a regulated investment company under the Code, (6) at the option of the Fund or its principal underwriter if it determines that the Company has suffered material adverse changes in its business or financial condition or is the subject of material adverse publicity, (7) at the option of the Company if the Fund has suffered material adverse changes in its business or financial condition or is the subject of material adverse publicity, or (8) at the option of the Fund or its principal underwriter if the Company decides to make another mutual fund vailable as a funding vehicle for its policies.

GE Investments Funds, Inc. has entered into a Stock Sale Agreement with the Company pursuant to which the Fund sells its shares to Separate Account 4.

Oppenheimer Variable Account Funds. This agreement may be terminated by the parties on six months' advance written notice.

Federated Insurance Series. This agreement may be terminated by any of the parties on 180 days written notice to the other parties.

The Alger American Fund. This agreement may be terminated at the option of any party upon six months' written notice to the other parties, unless a shorter time is agreed to by the parties.

PBHG Insurance Series Fund, Inc. This agreement may be terminated at the option of any party upon six months' written notice to the other parties, unless a shorter time is agreed to by the parties.

Goldman Sachs Variable Insurance Trust. This agreement may be terminated at the option of any party upon six months' written notice to the other parties, unless a shorter time is agreed to by the parties.


Salomon Brothers Variable Series Fund. This agreement may be terminated at the option of any party upon six months' written notice to the other parties, unless a shorter time is agreed to by the parties.



                         CALCULATION OF PERFORMANCE DATA

From time to time, the Company may disclose total return, yield, and other performance data for the Investment Subdivisions pertaining to the Policies. Such performance data will be computed, or accompanied by performance data computed, in accordance with the standards defined by the Securities and Exchange Commission.

The calculations of yield, total return, and other performance data do not reflect the effect of any premium tax that may be applicable to a particular Policy. Premium taxes currently range from 0% to 3.5% of premium based on the rules of the state in which the Policy is sold.

"Money Market" Investment Subdivisions

From time to time, advertisements and sales literature may quote the yield of one or more of the "money market" Investment Subdivisions for a seven-day period, in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the corresponding money market investment portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of unrealized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) at the end of the seven-day period in the value of a hypothetical account under a Policy having a balance of one unit in that "money market" Investment Subdivision at the beginning of the period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return, and annualizing the result on a 365-day basis. The net change in account value reflects: 1) net income from the investment portfolio attributable to the hypothetical account; and 2) charges and deductions imposed under the Policy which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the policy maintenance charge, administrative expense charge, annual death benefit charge and the mortality and expense risk charge. For purposes of calculating current yields for a Policy, an average per unit policy maintenance charge is used. Current Yield will be calculated according to the following formula:

  Current Yield = ((NCP - ES)/UV) X (365/7)

  where:

  NCP = the net change in the value of the investment portfolio (exclusive of realized gains or losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the seven-day period attributable to a hypothetical account having a balance of one Investment Subdivision unit.

  ES = per unit expenses of the hypothetical account for the seven-day period.

  UV = the unit value on the first day of the seven-day period.

   The current yields for the "money market" Investment Subdivisions of Account 4 available under the policy, based on the seven-day period ending June 30, 1998 were:

  GE Investments Funds, Inc.           3.73%


The effective yield of a "money market" Investment Subdivision determined on a compounded basis for the same seven-day period may also be quoted. The effective yield is calculated by compounding the base period return according to the following formula:

  Effective Yield = (1 + ((NCP - ES)/UV))365/7 - 1

  where:

  NCP = the net change in the value of the investment portfolio (exclusive of realized gains or losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the seven-day period attributable to a hypothetical account having a balance of one Investment Subdivision unit.

  ES  = per unit expenses of the hypothetical account for the seven-day period.

  UV  = the unit value for the first day of the seven-day period.


effective yields for the "money market" Investment Subdivisions of Account 4 available under the policy, based on the seven-day period ending June 30, 1998 were:

GE Investments Funds, Inc.              3.80%


The yield on amounts held in a "money market" Investment Subdivision normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. A "money market" Investment Subdivision's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Investment Subdivision's corresponding money market investment portfolio, the types and quality of portfolio securities held by that investment portfolio, and that investment portfolio's operating expenses. Because of the charges and deductions imposed under the Policy, the yield for a "money market" Investment Subdivision will be lower than the yield for its corresponding "money market" investment portfolio.

Yield calculations do not take into account the Surrender Charge under the Policy, a maximum of 6% of each Premium Payment made during the six years prior to a full or partial surrender, or charges for the GMDB.

Other Investment Subdivisions

Total Return. Sales literature or advertisements may quote total return, including average annual total return for one or more of the Investment Subdivisions for various periods of time including 1 year, 5 years and 10 years, or from inception if any of those periods are not available.

Average annual total return for a period represents the average annual compounded rate of return that would equate an initial investment of $1,000 under a Policy to the redemption value of that investment as of the last day of the period. The ending date for each period for which total return quotations are provided will be for the most recent practicable, considering the type and media of the communication, and will be stated in the communication.

For periods that begin before the Policy was available, performance data will be based on the performance of the underlying portfolios, with the level of Account 4 and policy charges currently in effect. Average annual total return will be calculated using Investment Subdivision unit values and deductions for the policy maintenance charge, annual death benefit charge and the surrender charge as described below:

  1. The Company calculates unit value for each Valuation Period based on the performance of the Investment Subdivision's underlying investment portfolio (after deductions for Fund expenses, the administrative expense charge, and the mortality and expense risk charge).

  2. The policy maintenance charge is $25 per year, deducted at the beginning of each Policy Year after the first. For purposes of calculating average annual total return, an average policy maintenance charge (currently 0.1% of account value attributable to the hypothetical investment) is used.

  3. The surrender charge will be determined by assuming a surrender of the Policy at the end of the period. Average annual total return for periods of six years or less will therefore reflect the deduction of a surrender charge.

  4.    Total return does not consider the GMDB and OBD charges.

  5.    Total return will then be calculated according to the following formula:

  TR =  (ERV/P)1/N - 1

  where:

  TR =  the average annual total return for the period.

  ERV= the ending redeemable value (reflecting deductions as described above) of the hypothetical investment at the end of the period.

  P =   a hypothetical single investment of $1,000.

  N =   the duration of the period (in years).

Total return for the available Investment Subdivisions is as follows:




                               For the 1-year   For the 3-year  For the 5-year     From the
        Subdivision              period ended   period ended     period ended       Date of       Date of
                                   6/30/98         6/30/98         6/30/98        Subaccount     Subaccount
                                                                                 Inception to    Inception
                                                                                    6/30/98

Janus Aspen Series
Balanced                           20.37%            N/A              N/A        20.00%         10/02/95
Flexible Income                     5.98%            N/A              N/A         8.37%         10/02/95
Growth                             21.88%          22.53%             N/A        20.91%          7/21/94
Aggressive Growth                  21.41%          16.40%             N/A        18.68%          7/21/94
Worldwide Growth                   23.12%          29.69%             N/A        25.03%          7/21/94
Capital Appreciation                 N/A             N/A              N/A        47.74%          5/01/97
International Growth               15.19%            N/A              N/A        24.09%          5/01/96

VIPF
Equity-Income                      14.43%          20.04%             N/A        20.35%          7/21/94
Overseas                            4.03%          12.40%             N/A         9.10%          7/21/94
Growth                             21.90%          19.57%             N/A        23.17%          7/21/94

VIPF II
Asset Manager                      11.39%          15.41%             N/A        12.47%          7/21/94
Contrafund                         22.48%          22.15%             N/A        26.85%          1/04/95

VIPF III
Growth and Income                  23.69%            N/A              N/A        31.74%          5/01/97
Growth Opportunities               18.03%            N/A              N/A        25.31%          5/01/97

GE Investments Funds, Inc.
Income Fund                          N/A             N/A              N/A        -2.16% ++      12/12/97
S&P 500 Index                      22.36%          26.47%             N/A        25.50%          7/21/94
Total Return                       11.46%          14.34%             N/A        15.32%          7/21/94
International Equity                5.43%          12.59%             N/A        11.96%          5/01/95
Real Estate Securities             -2.88%          16.36%             N/A        17.39%          5/01/95
Global Income                      -1.68%            N/A              N/A        -0.05%          5/01/97
Value Equity                       23.43%            N/A              N/A        34.83%          5/01/97
U.S. Equity Fund                     N/A             N/A              N/A        -5.82% ++       5/01/98

Oppenheimer Variable
Account Funds
Multiple Strategies                 7.89%          12.61%             N/A        13.10%          7/21/94
Capital Appreciation               15.93%          19.76%             N/A        20.40%          7/21/94
Growth                             21.80%          25.12%             N/A        25.69%          7/21/94
High Income                         5.17%          10.50%             N/A         9.98%          7/21/94
Bond                                3.32%           4.81%             N/A         5.85%          7/21/94

Federated Insurance Series
High Income Bond II                 4.56%          10.30%             N/A        12.10%          1/04/95
Utility II                         14.70%          15.80%             N/A        16.12%          1/04/95
American Leaders II                21.63%            N/A              N/A        23.78%          5/01/96

The Alger American Fund
Growth                             29.96%            N/A              N/A        19.32%         10/02/95
Small Capitalization               18.14%            N/A              N/A         4.65%         10/02/95

PBHG Insurance Series
Fund, Inc.
Growth II                           6.21%            N/A              N/A         9.24%          5/01/97
Large Cap Growth                   23.53%            N/A              N/A        27.86%          5/01/97

Goldman Sachs Variable
Investment Trust
Growth & Income Fund                 N/A             N/A              N/A        -9.28% ++       5/01/98
Mid Cap Equity Fund                  N/A             N/A              N/A       -11.81% ++       5/01/98

Salomon Brothers Variable
Series Fund
Investors Fund                       N/A             N/A              N/A          N/A          10/12/98
Total Return Fund                    N/A             N/A              N/A          N/A          10/12/98
Strategic Bond Fund                  N/A             N/A              N/A          N/A          10/12/98






++  Returns for periods of less than one year are not annualized.

The Funds have provided the price information for the Portfolios, including the Portfolio price information used to calculate the total returns of the Investment Subdivisions for periods prior to the inception of the Investment Subdivisions. Variable Insurance Products Fund, Variable Insurance Products Fund II, Variable Insurance Products Fund III, Oppenheimer Variable Account Funds, Janus Aspen Series, Federated Insurance Series, The Alger American Fund, PBHG Insurance Series Fund, Inc., Advisers Management Trust, Goldman Sachs Variable Insurance Trust and Salomon Brothers Variable Series Fund are not affiliated with the Company. While the Company has no reason to doubt the accuracy of the figures provided by these nonaffiliated Funds, the Company has not independently verified such information.

Other Performance Data

The Company may disclose cumulative total return in conjunction with the standard format described above. The cumulative total return will be calculated using the following formula:

  CTR =                             (ERV/P) - 1

  where:

  CTR =                             the cumulative total return for the period.

  ERV = the ending redeemable value (reflecting deductions as described above) of the hypothetical investment at the end of the period.

  P =                               a hypothetical single investment of $1,000.

Sales literature may also quote cumulative and/or average annual total return that does not reflect the surrender charge. This is calculated in exactly the same way as average annual total return, except that the ending redeemable value of the hypothetical investment is replaced with an ending value for the period that does not take into account any charges on withdrawn amounts.

Other non-standard quotations of Investment Subdivision performance may also be used in sales literature. Such quotations will be accompanied by a description of how they were calculated.


                               FEDERAL TAX MATTERS

Taxation of The Company

The Company does not expect to incur any federal income tax liability attributable to investment income or capital gains retained as part of the reserves under the Policies. (See Federal Tax Matters section of the prospectus.) Based upon these expectations, no charge is being made currently to Account 4 for federal income taxes which may be attributable to the Account. The Company will periodically review the question of a charge to Account 4 for federal income taxes related to the Account. Such a charge may be made in future years if the Company believes that it may incur federal income taxes. This might become necessary if the tax treatment of the Company is ultimately determined to be other than what the Company currently believes it to be, if there are changes made in the federal income tax treatment of annuities at the corporate level, or if there is a change in the Company's tax status. In the event that the Company should incur federal income taxes attributable to investment income or capital gains retained as part of the reserves under the Policies, the Account Value would be correspondingly adjusted by any provision or charge for such taxes.

The Company may also incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes, with the exception of premium taxes, are not significant. If there is a material change in applicable state or local tax laws causing an increase in taxes other than premium taxes (for which the Company currently imposes a charge), charges for such taxes attributable to Account 4 may be made.

IRS Required Distributions

In order to be treated as an annuity contract for federal income tax purposes, section 72(s) of the Code requires any Non-Qualified Policy to provide that (a) if any Owner dies on or after the Maturity Date but prior to the time the entire interest in the Policy has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that Owner's death; and (b) if any Owner dies prior to the Maturity Date, the entire interest in the Policy will be distributed (1) within five years after the date of that Owner's death, or (2) as Income Payments which will begin within one year of that Owner's death and which will be made over the life of the Owner's "designated beneficiary" or over a period not extending beyond the life expectancy of that beneficiary. The "designated beneficiary" generally is the person who will be treated as the sole owner of the Policy following the death of the Owner, Joint Owner or, in certain circumstances, the Annuitant. However, if the "designated beneficiary" is the surviving spouse of the decedent, these distribution rules will not apply until the surviving spouse's death (and this spousal exception will not again be available). If any Owner is not an individual, the death of the Annuitant will be treated as the death of an Owner for purposes of these rules.

The Non-Qualified Policies contain provisions which are intended to comply with the requirements of section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. The Company intends to review such provisions and modify them if necessary to assure that they comply with the requirements of Code section 72(s) when clarified by regulation or otherwise.

Other rules may apply to Qualified Policies.

                               GENERAL PROVISIONS

Using the Policies as Collateral

A Non-Qualified Policy can be assigned as collateral security. The Company must be notified in writing if a Policy is assigned. Any payment made before the assignment is recorded at the Company's Home Office will not be affected. The Company is not responsible for the validity of an assignment. An Owner's rights and the rights of a Beneficiary may be affected by an assignment.

A Qualified Policy may not be sold, assigned, transferred, discounted, pledged or otherwise transferred except under such conditions as may be allowed under applicable law.

The basic benefits of the Policy are assignable. Additional benefits added by rider may or may not be available/eligible for assignments.

Non-Participating

The Policy is non-participating.  No dividends are payable.

Misstatement of Age or Sex

If an Annuitant's age or sex was misstated on the policy data page, any policy benefits or proceeds, or availability thereof, will be determined using the correct age and sex.

Incontestability

The Company will not contest the Policy.

Statement of Values

At least once each year, the Company will send the Owner a statement of values within 30 days after each report date. The statement will show Account Value, Premium Payments and charges made during the report period.

Written Notice

Any written notice should be sent to the Company at its Home Office at 6610 West Broad Street, Richmond, Virginia 23230. The policy number and the Annuitant's full name must be included.

The Company will send all notices to the Owner at the last known address on file with the company.


          LEGAL DEVELOPMENTS REGARDING EMPLOYMENT-RELATED BENEFIT PLANS

On July 6, 1983, the Supreme Court held in Arizona Governing Committee for Tax Deferred Annuity v. Norris, 463 U.S. 1073 (1983), that optional annuity benefits provided under an employee's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of sex. The Policy contains guaranteed annuity purchase rates for certain optional payment plans that distinguish between men and women. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of Norris, and Title VII generally, on any employment-related insurance or benefit program for which a Policy may be purchased.

              ADDITIONS, DELETIONS, OR SUBSTITUTIONS OF INVESTMENTS

The Company reserves the right, subject to compliance with applicable law, to make additions to, deletions from, or substitutions for the shares of the Fund portfolios that are held by Account 4 or that Account 4 may purchase. If the shares of a portfolio are no longer available for investment or if in its judgment further investment in any portfolio should become inappropriate in view of the purposes of Account 4, the Company reserves the right to eliminate the shares of any of the portfolios of the Funds and to substitute shares of another portfolio or of another open-end, registered investment company. The Company will not substitute any shares attributable to an Owner's Account Value in Account 4 without notice and prior approval of the Commission, to the extent required by the 1940 Act or other applicable law. Nothing contained herein shall prevent Account 4 from purchasing other securities for other series or classes of policies or from permitting a conversion between portfolios or classes of policies on the basis of requests made by Owners.

The Company also reserves the right to establish additional Investment Subdivisions of Account 4, each of which would invest in a separate portfolio of a Fund, or in shares of another investment company, with a specified investment objective. New Investment Subdivisions may be established when, in the sole discretion of the Company, marketing, tax or investment conditions warrant, and any new Investment Subdivisions may be made available to existing Owners on a basis to be determined by the Company. One or more Investment Subdivisions may also be eliminated if, in the sole discretion of the Company, marketing, tax, or investment conditions warrant.

In the event of any such substitution or change, the Company may, by appropriate endorsement, make such changes in these and other policies as may be necessary or appropriate to reflect such substitution or change. If deemed by the Company to be in the best interests of persons having voting rights under the Policies, and, if permitted by law, the Company may deregister Account 4 under the 1940 Act in the event such registration is no longer required; manage Account 4 under the direction of a committee; or combine Account 4 with other separate accounts of the Company. To the extent permitted by applicable law, the Company may also transfer the assets of Account 4 associated with the Policies to another separate account. In addition, the Company may, when permitted by law, restrict or eliminate any voting rights of Owners or other persons who have voting rights as to Account 4.

                                  LEGAL MATTERS


Sutherland Asbill & Brennan LLP of Washington, D.C. has provided advice on certain legal matters relating to federal securities laws applicable to the issue and sale of the Policies described in this Prospectus. Patricia L. Dysart, Assistant Vice President and Associate General Counsel of the Company, has provided advice on certain legal matters pertaining to the Policy, including the validity of the Policy and the Company's right to issue the Policies under Virginia insurance law.


                                     EXPERTS

KPMG Peat Marwick LLP.

The consolidated balance sheets of The Life Insurance Company of Virginia and subsidiary as of December 31, 1997 and 1996, and the related consolidated statements of income, stockholders' equity and cash flows for the year ended December 31, 1997, nine months ended December 31, 1996 and the preacquisition three months period ended March 31, 1996, and the statement of assets and liabilities of the Company's Separate Account 4 as of December 31, 1997 and the related statements of operations and changes in net assets for each of the two years or lesser periods then ended have been included herein and in the registration statement in reliance upon the reports of KPMG Peat Marwick LLP, independent certified public accountants, appearing elsewhere herein and upon the authority of such firm as experts in accounting and auditing.

The report of KPMG Peat Marwick LLP with respect to the consolidated financial statements of The Life Insurance Company of Virginia and subsidiary contains an explanatory paragraph that states that effective April 1, 1996, General Electric Capital Corporation acquired all of the outstanding stock of The Life Insurance Company of Virginia in a business combination accounted for as a purchase. As a result of the acquisition, the consolidated financial information for the periods after the acquisition is presented on a different cost basis than that for the periods before the acquisition and, therefore, is not comparable.

Ernst & Young LLP.

The consolidated statements of income, stockholder's equity and cash flows of The Life Insurance Company of Virginia and subsidiaries for the year ended December 31, 1995 and the statements of operations and changes in net assets of Life of Virginia Separate Account 4 for the year or period ended
December 31, 1995, appearing in this Prospectus and Registration Statement have been audited by Ernst & Young LLP, independent auditors, to the extent indicated in their reports thereon also appearing elsewhere herein, and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.

                               CHANGE IN AUDITORS

Subsequent to the acquisition of us by GNA Corporation on April 1, 1996, we selected KPMG Peat Marwick LLP to be our auditor. Accordingly, our principal auditor has changed for the year ending December 31, 1996, from Ernst & Young LLP, to KPMG Peat Marwick LLP. The former auditors were dismissed and KPMG Peat Marwick LLP was retained because KPMG Peat Marwick LLP is the auditor for GE Capital, the indirect parent of GNA Corporation. This change was approved by the members of our Board of Directors.

Neither KPMG Peat Marwick LLP's nor Ernst & Young LLP's reports on the financial statements contains any adverse opinion or a disclaimer of opinion, or were qualified or modified as to uncertainty or audit scope. Furthermore, there were no disagreements with either on any matter of accounting principle or practice, financial statement disclosure or auditing scope or procedure which would have caused them to make reference to the subject matter of the disagreement in connection with their reports.


                              FINANCIAL STATEMENTS

This Statement of Additional Information contains financial statements for Life of Virginia Separate Account 4 as of December 31, 1997, and for each of the years in the three year period then ended.

The consolidated financial statements of The Life Insurance Company of Virginia and subsidiary included herein should be distinguished from the financial statements of Account 4 and should be considered only as bearing on the ability of the Company to meet its obligations under the Policy.

Such consolidated financial statements of The Life Insurance Company of Virginia and subsidiary should not be considered as bearing on the investment performance of the assets held in Account 4.

LIFE OF VIRGINIA SEPARATE ACCOUNT 4


Statements of Assets and Liabilities

Year ended December 31, 1997

(With Independent Auditors' Report Thereon)

LIFE OF VIRGINIA SEPARATE ACCOUNT 4

Table of Contents

Year ended December 31, 1997

=============================================================================

                                                                         Page

Independent Auditors' Report................................................1

Financial Statements:

      Statements of Assets and Liabilities..................................3
      Statements of Operations..............................................9
      Statements of Changes in Net Assets..................................20

Notes to Financial Statements..............................................31

=============================================================================

Report of Independent Auditors


Contractholders
Life of Virginia Separate Account 4
   and Board of Directors
The Life Insurance Company of Virginia


We have audited the accompanying statements of assets and liabilities of Life of Virginia Separate Account 4 (the Account) (comprising the GE Investments Funds, Inc.--S&P 500 Index, Money Market, Total Return, International Equity, Real Estate Securities, Global Income, Value Equity and Income Funds; the Oppenheimer Variable Account Funds--Bond, Capital Appreciation, Growth, High Income and Multiple Strategies Funds; the Variable Insurance Products Fund--Equity-Income, Growth and Overseas Portfolios; the Variable Insurance Products Fund II--Asset Manager and Contrafund Portfolios; the Variable Insurance Products III--Growth & Income and Growth Opportunities Portfolios; the Federated Investors Insurance Series--American Leaders, High Income Bond and Utility Funds II; the Alger American--Small Cap and Growth Portfolios; the PBHG Insurance Series Fund--PBHG Large Cap Growth and PBHG Growth II Portfolios; and the Janus Aspen Series--Aggressive Growth, Growth, Worldwide Growth, Balanced, Flexible Income, International Growth and Capital Appreciation Portfolios) as of December 31, 1997 and the related statements of operations and changes in net assets for the aforementioned funds and the GE Investments Funds Inc. --Government Securities Fund; Oppenheimer Variable Account Funds--Money Fund; Variable Insurance Products Funds--Money Market and High Income Portfolios; and Neuberger & Berman Advisers Management Trust--Balanced, Bond and Growth Portfolios of Life of Virginia Separate Account 4 for each of the two years or lesser periods then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits. The accompanying statements of operations and changes in net assets of Life of Virginia Separate Account 4 for the year or period ended December 31, 1995, were audited by other auditors, whose report thereon dated February 8, 1996 expressed an unqualified opinion on those statements.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the underlying mutual funds or their transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the 1997 and 1996 financial statements referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting Life of Virginia Separate Account 4 as of December 31, 1997 and the results of their operations and changes in their net assets for each of the two years or lesser periods then ended in conformity with generally accepted accounting principles.


                                           /s/ KPMG PEAT MARWICK LLP
                                           -------------------------
                                           KPMG PEAT MARWICK LLP


Richmond, Virginia
February 13, 1998

                         REPORT OF INDEPENDENT AUDITORS

Policyholders
Life of Virginia Separate Account 4
 and
Board of Directors
The Life Insurance Company of Virginia

We have audited the accompanying statements of operations and changes in net assets for the year ended December 31, 1995 for the Life of Virginia Series Fund, Inc. Common Stock Index, Government Securities, Money Market and Total Return portfolios, the Oppenheimer Variable Account Funds portfolios, the Variable Insurance Products Fund portfolios, the Variable Insurance Products Fund II Asset Manager portfolio, the Advisers Management Trust portfolios, the Janus Aspen Aggressive Growth, Growth, and Worldwide Growth portfolios, and for the period from May 23, 1995 (date of inception) to December 31, 1995 for the Life of Virginia Series Fund, Inc. International Equity portfolio, for the period from May 2, 1995 (date of inception) to December 31, 1995 for the Life of Virginia Series Fund, Inc. Real Estate Securities portfolio, for the period from January 5, 1995 (date of inception) to December 31, 1995 for the Variable Insurance Products Fund II Contrafund portfolio, for the period from February 3, 1995 (date of inception) to December 31, 1995 for the Insurance Management Series Corporate Bond portfolio, for the period from January 27, 1995 (date of inception) to December 31, 1995 for the Insurance Management Series Utility portfolio, for the period from October 11, 1995 (date of inception) to December 31, 1995 for the Janus Aspen Balanced portfolio, for the period from October 13, 1995 (date of inception) to December 31, 1995 for the Janus Aspen Flexible Income portfolio, for the period from October 3, 1995 (date of inception) to December 31, 1995 for the Alger American Small Cap portfolio and for the period from October 4, 1995 (date of inception) to December 31, 1995 for the Alger American Growth portfolio. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that out audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the results of operations and changes in net assets for the periods described in the first paragraph of each of the respective portfolios constituting Life of Virginia Separate Account 4, in conformity with generally accepted accounting principles.

                                                     ERNST & YOUNG LLP


Richmond, Virginia
February 8, 1996

LIFE OF VIRGINIA SEPARATE ACCOUNT 4

Statements of Assets and Liabilities

December 31, 1997

-------------------------------------------------------------------------------

                                                                              GE Investment Funds, Inc.
                                                                   (formerly Life Of Virginia Series Fund, Inc.)
                                                                ------------------------------------------------
                                                                             S&P 500         Money         Total
                                                                               Index        Market        Return
                                                                                Fund          Fund          Fund
----------------------------------------------------------------------------------------------------------------

Investment GE Investments Funds, Inc.,
 at fair value (note 2):
  S&P 500 Index Fund (7,976,419 shares; cost - $145,723,059)          $  153,386,538         -              -
  Money Market Fund (118,336,576 shares; cost - $117,791,205)                  -       118,336,576          -
  Total Return Fund (3,370,192 shares; cost - $48,733,062)                     -             -        44,520,238
  International Equity Fund (2,151,087 shares; cost - $24,524,231)             -             -              -
  Real Estate Securities Fund (3,452,544 shares; cost - $48,950,718)           -             -              -
  Global Income Fund (611,834 shares; cost - $6,150,915)                       -             -              -
  Value Equity Fund (1,199,676 shares; cost - $14,841,949)                     -             -              -
  Income Fund (1,845,624 shares; cost - $22,362,706)                           -             -              -
Receivable from affiliate                                                    131,054         -            34,825
Receivable for units sold                                                     52,884     5,964,313          -

----------------------------------------------------------------------------------------------------------------

                                                                      $  153,570,476   124,300,889    44,555,063
----------------------------------------------------------------------------------------------------------------

Liabilities
----------------------------------------------------------------------------------------------------------------

Accrued expenses payable to affiliate (note 3)                        $      144,152       606,185        27,866
Payable for units withdrawn                                                    -             -                80
----------------------------------------------------------------------------------------------------------------

Total liabilities                                                            144,152       606,185        27,946
----------------------------------------------------------------------------------------------------------------

Net Assets                                                            $  153,426,324   123,694,704    44,527,117
----------------------------------------------------------------------------------------------------------------

Analysis of net assets:
Attributable to:
  Variable deferred annuity contractholders                          $  153,426,324   123,694,704     44,527,117
  The Life Insurance Company
  of Virginia                                                                 -             -              -
----------------------------------------------------------------------------------------------------------------

Net assets                                                           $  153,426,324   123,694,704     44,527,117
----------------------------------------------------------------------------------------------------------------

Outstanding units: Type I (note 2)                                          918,847     3,512,260        631,828
----------------------------------------------------------------------------------------------------------------

Net asset value per unit: Type I                                     $        39.63         14.77          28.96
----------------------------------------------------------------------------------------------------------------

Outstanding units: Type II (note 2)                                       3,025,140     4,980,487        928,145
----------------------------------------------------------------------------------------------------------------

Net asset value per unit: Type II                                    $        38.68         14.42          28.26
----------------------------------------------------------------------------------------------------------------


                                                                         GE Investments Funds, Inc.
                                                                 (formerly Life of Virginia Series Fund, Inc.)(continued)
                                                              ---------------------------------------------------------------------
                                                                   International   Real Estate       Global     Value
                                                                          Equity    Securities       Income    Equity       Income
                                                                            Fund          Fund         Fund      Fund         Fund
-----------------------------------------------------------------------------------------------------------------------------------
Investment GE Investments Funds, Inc.,
at fair value (note 2):
  S&P 500 Index Fund (7,976,419 shares; cost - $145,723,059)               -             -            -          -               -
  Money Market Fund (118,336,576 shares; cost - $117,791,205)              -             -            -          -               -
  Total Return Fund (3,370,192 shares; cost - $48,733,062)                 -             -            -          -               -
  International Equity Fund (2,151,087 shares; cost - $24,524,231)    22,973,610         -            -          -               -
  Real Estate Securities Fund (3,452,544 shares; cost - $48,950,718)       -        52,754,866        -          -               -
  Global Income Fund (611,834 shares; cost - $6,150,915)                   -             -      6,026,567        -               -
  Value Equity Fund (1,199,676 shares; cost - $14,841,949)                 -             -            -    15,727,748            -
  Income Fund (1,845,624 shares; cost - $22,362,706)                       -             -            -          -      22,350,507
Receivable from affiliate                                                 12,571       26,750         -        14,492            -
Receivable for units sold                                                  -               27      89,788     166,328            -
-----------------------------------------------------------------------------------------------------------------------------------

Total assets                                                          22,986,181   52,781,643   6,116,355  15,908,568    2,350,507
----------------------------------------------------------------------------------------------------------------------------------

Liabilities
----------------------------------------------------------------------------------------------------------------------------------

Accrued expenses payable to affiliate (note 3)                             7,311       22,389       1,057       8,560      306,136
Payable for units withdrawn                                              102,337       75,457        -         -            33,511
----------------------------------------------------------------------------------------------------------------------------------

Total liabilities                                                        109,648      97,846        1,057       8,560      339,647
----------------------------------------------------------------------------------------------------------------------------------

Net Assets                                                            22,876,533  52,683,797    6,115,298  15,900,008   22,010,860
----------------------------------------------------------------------------------------------------------------------------------

Analysis of net assets:
Attributable to:
  Variable deferred annuity contractholders                            9,954,696  33,635,732      944,793  11,923,320   22,010,860
  The Life Insurance Company
  of Virginia                                                         12,921,837  19,048,065    5,170,505   3,976,688            -
----------------------------------------------------------------------------------------------------------------------------------

Net assets                                                            22,876,533  52,683,797    6,115,298  15,900,008   22,010,860
----------------------------------------------------------------------------------------------------------------------------------

Outstanding units: Type I (note 2)                                     1,212,802   1,385,306      516,898     479,621    1,295,638
----------------------------------------------------------------------------------------------------------------------------------

Net asset value per unit: Type I                                           12.53       18.46        10.26       13.15        10.01
----------------------------------------------------------------------------------------------------------------------------------

Outstanding units: Type II (note 2)                                      614,410   1,478,247       79,290     730,616      903,249
----------------------------------------------------------------------------------------------------------------------------------

Net asset value per unit: Type II                                          12.50       18.34        10.24       13.13        10.01
----------------------------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------

                                                                                  Oppenheimer Variable Account Funds
                                                                 -----------------------------------------------------------------
                                                                                        Capital               High      Multiple
                                                                              Bond Appreciation    Growth   Income    Strategies
Assets                                                                        Fund         Fund      Fund     Fund          Fund
----------------------------------------------------------------------------------------------------------------------------------
Investment in Oppenheimer Variable Account Funds,
   at fair value (note 2):
   Bond Fund (3,338,044 shares;  cost-$38,648,132)                  $39,756,108        -           -            -            -
   Capital Appreciation Fund (5,085,365 shares; cost-$177,299,340)         -      208,296,549      -            -            -
   Growth Fund (4,282,333 shares; cost-$115,624,020)                       -           -      138,918,887       -            -
   High Income Fund (12,856,952 shares; cost-$143,356,020)                 -           -           -       148,112,092       -
   Multiple Strategies Fund (4,239,791 shares; cost-$61,776,406)           -           -           -            -       72,118,841
Receivable from affiliate                                                 3,463        56,595      -            89,573      13,227
Receivable for units sold                                                84,091        81,846     211,756      188,070       6,302
----------------------------------------------------------------------------------------------------------------------------------

Total assets                                                        $39,843,662   208,434,990 139,130,643  148,389,735  72,138,370
----------------------------------------------------------------------------------------------------------------------------------

Liabilities
----------------------------------------------------------------------------------------------------------------------------------

Accrued expenses payable to affiliate (note 3)                      $    43,140       587,754     114,827      104,109     114,775
Payable for units withdrawn                                              54,839        -           -            -               42
----------------------------------------------------------------------------------------------------------------------------------

Total liabilities                                                        97,979       587,754     114,827      104,109     114,817
----------------------------------------------------------------------------------------------------------------------------------

Net assets attributable to variable deferred annuity
  contractholders                                                   $39,745,683   207,847,236 139,015,816  148,285,626  72,023,553
----------------------------------------------------------------------------------------------------------------------------------

Outstanding units:  Type I (note 2)                                     929,630     2,591,419   1,291,813    1,869,843   1,553,549
----------------------------------------------------------------------------------------------------------------------------------

Net asset value per unit:  Type I                                   $     20.92         36.52       37.62        31.32       26.43
----------------------------------------------------------------------------------------------------------------------------------

Outstanding units:  Type II (note 2)                                    994,017     3,176,448   2,462,359    2,934,974   1,200,126
----------------------------------------------------------------------------------------------------------------------------------

Net asset value per unit:  Type II                                  $     20.42         35.64       36.72        30.57       25.80
----------------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------

                                                                                     Variable Insurance Products Fund
                                                                               -----------------------------------------
                                                                                   Equity-
                                                                                    Income         Growth      Overseas
                                                                                 Portfolio      Portfolio     Portfolio
-----------------------------------------------------------------------------------------------------------------------

Investment in Variable Insurance Products
Fund, at fair value (note 2):
  Equity-Income Portfolio (25,284,474 shares; cost - $481,451,916)           $ 613,907,020              -             -
  Growth Portfolio (8,496,260 shares; cost - $238,768,154)                               -    315,211,237             -
  Overseas Portfolio (5,812,347 shares; cost - $99,900,187)                              -              -   111,597,056
Receivable from affiliate                                                          204,695        116,417        14,558
Receivable for units sold                                                          118,450         58,665             -
-----------------------------------------------------------------------------------------------------------------------

Total assets                                                                 $ 614,230,165    315,386,319   111,611,614
-----------------------------------------------------------------------------------------------------------------------

Liabilities
-----------------------------------------------------------------------------------------------------------------------

Accrued expenses payable to affiliate (note3)                                $     437,839        312,937       172,653
Payable for units withdrawn                                                        209,554         59,775     3,134,340
-----------------------------------------------------------------------------------------------------------------------

Total liabilities                                                                  647,393        372,712     3,306,993
-----------------------------------------------------------------------------------------------------------------------

Net assets attributable to variable deferred annuity contractholders         $ 613,582,772    315,013,607   108,304,621
-----------------------------------------------------------------------------------------------------------------------

Outstanding units: Type I (note 2)                                               6,589,338      4,467,825     3,398,260
-----------------------------------------------------------------------------------------------------------------------

Net asset value per unit: Type I                                             $       37.36          39.40         21.16
-----------------------------------------------------------------------------------------------------------------------

Outstanding units: Type II (note 2)                                             10,074,173      3,614,598     1,762,588
-----------------------------------------------------------------------------------------------------------------------

Net asset value per unit: Type II                                            $       36.47          38.45         20.65
-----------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------


                                                                                    Variable Insurance        Variable Insurance
                                                                                     Products Fund II          Products Fund III
                                                                               --------------------------------------------------
                                                                                     Asset                Growth &         Growth
                                                                                   Manager   Contrafund     Income  Opportunities
                                                                                 Portfolio    Portfolio  Portfolio      Portfolio
---------------------------------------------------------------------------------------------------------------------------------

Investment in Variable Insurance Products Fund II, at fair value (note 2):
  Asset Manager Portfolio (26,932,347 shares;  cost - $393,528,382)          $ 485,051,564            -          -              -
  Contrafund Portfolio (12,134,794 shares; cost - $193,722,470)                          -  241,967,789          -              -

Investment in Variable Insurance Products Fund III, at fair value (note 2):
  Growth & Income Portfolio (1,247,313 shares; cost - $15,170,737)                       -            - 15,628,837              -
  Growth Opportunities Portfolio (883,879 shares; cost - $15,976,584)                    -            -          -     17,032,342

Receivable from affiliate                                                            5,351      176,780     25,307          3,157
Receivable for units sold                                                           43,195      255,163     64,010         64,775
---------------------------------------------------------------------------------------------------------------------------------

Total assets                                                                 $ 485,100,110  242,399,732 15,718,154     17,100,274
---------------------------------------------------------------------------------------------------------------------------------

Liabilities
---------------------------------------------------------------------------------------------------------------------------------

Accrued expenses payable to affiliate (note 3)                               $   1,187,116      176,209      9,932         12,499
Payable for units withdrawn                                                         38,182       86,127          -              -
----------------------------------------------------------------------------------------------------------------------------------

Total liabilities                                                                1,225,298      262,336      9,932         12,499
----------------------------------------------------------------------------------------------------------------------------------

Net assets attributable to variable deferred annuity contractholders         $ 483,874,812  242,137,396 15,708,222     17,087,775
----------------------------------------------------------------------------------------------------------------------------------

Outstanding units: Type I (note 2)                                              17,101,510    3,296,201    294,329        341,417
----------------------------------------------------------------------------------------------------------------------------------

Net asset value per unit: Type I                                             $       24.53        20.47      12.38          12.30
----------------------------------------------------------------------------------------------------------------------------------

Outstanding units: Type II (note 2)                                              2,678,933    8,595,677    976,086      1,049,540
----------------------------------------------------------------------------------------------------------------------------------

Net asset value per unit: Type II                                            $       24.03        20.32      12.36          12.28
----------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------



                                                                                            Federated Investors
                                                                                            Insurance Series
                                                                              -----------------------------------------
                                                                                 American           High
                                                                                  Leaders    Income Bond       Utility
Assets                                                                            Fund II        Fund II       Fund II
-------------------------------------------------------------------------------------------------------------------------

Investments in Federated Investors Insurance Series, at fair value (note 2):
     American Leaders Fund II (1,767,003 shares; cost - $31,138,913)        $  34,686,268              -             -
     High Income Bond Fund II (3,216,287 shares; cost - $33,511,201)                    -     35,218,348             -
     Utility Fund II (2,126,742 shares - cost - $24,061,328)                            -              -    30,391,148
Investment in Alger American, at fair value (note 2):
     Small Cap Portfolio (1,690,554 shares; cost - $70,050,792)                         -              -             -
     Growth Portfolio (1,691,682 shares; cost - $61,989,581)                            -              -             -
PBHG Insurance Series Fund at fair value (note 2):
     PBHG Large Cap Growth Portfolio (401,761 shares; cost - $4,598,913)                -              -             -
     PBHG Growth II Portfolio (629,476 shares; cost - $6,856,693)                       -              -             -
Receivable from affiliate                                                           9,118          6,282        20,101
Receivable for units sold                                                         223,715         12,611        12,121
-------------------------------------------------------------------------------------------------------------------------

Total assets                                                                $  34,919,101     35,237,241    30,423,370
-------------------------------------------------------------------------------------------------------------------------

Liabilities
-------------------------------------------------------------------------------------------------------------------------

Accrued expenses payable to affiliate (note 3)                              $      25,357         26,612        22,088
Payable for units withdrawn                                                            18         15,282         3,388
-------------------------------------------------------------------------------------------------------------------------

Total liabilities                                                                  25,375         41,894        25,476
-------------------------------------------------------------------------------------------------------------------------

Net assets attributable to variable deferred annuity contractholders        $  34,893,726     35,195,347    30,397,894
-------------------------------------------------------------------------------------------------------------------------

Outstanding units:  Type I (note 2)                                               361,619        456,124       485,332
-------------------------------------------------------------------------------------------------------------------------

Net asset value per unit:  Type I                                           $       14.48          15.11         16.88
-------------------------------------------------------------------------------------------------------------------------

Outstanding units:  Type II (note 2)                                            2,056,691      1,886,887     1,325,701
-------------------------------------------------------------------------------------------------------------------------

Net asset value per unit:  Type II                                          $       14.42          15.00         16.75
-------------------------------------------------------------------------------------------------------------------------




Statements of Assets and Liabilities, Continued



--------------------------------------------------------------------------------



                                                                                         Alger American
                                                                                ---------------------------
                                                                                        Small
                                                                                          Cap        Growth
Assets                                                                              Portfolio     Portfolio
------------------------------------------------------------------------------------------------------------

Investments in Federated Investors Insurance Series, at fair value (note 2):
     American Leaders Fund II (1,767,003 shares; cost - $31,138,913)                       -             -
     High Income Bond Fund II (3,216,287 shares; cost - $33,511,201)                       -             -
     Utility Fund II (2,126,742 shares - cost - $24,061,328)                               -             -
Investment in Alger American, at fair value (note 2):
     Small Cap Portfolio (1,690,554 shares; cost - $70,050,792)                   73,961,717             -
     Growth Portfolio (1,691,682 shares; cost - $61,989,581)                               -    72,336,337
PBHG Insurance Series Fund at fair value (note 2):
     PBHG Large Cap Growth Portfolio (401,761 shares; cost - $4,598,913)                   -             -
     PBHG Growth II Portfolio (629,476 shares; cost - $6,856,693)                          -             -
Receivable from affiliate                                                             23,461        28,703
Receivable for units sold                                                                  -         7,598
-----------------------------------------------------------------------------------------------------------

Total assets                                                                      73,985,178    72,372,638
-----------------------------------------------------------------------------------------------------------

Liabilities
-----------------------------------------------------------------------------------------------------------

Accrued expenses payable to affiliate (note 3)                                        56,893       156,426
Payable for units withdrawn                                                          100,595        62,399
-----------------------------------------------------------------------------------------------------------

Total liabilities                                                                    157,488       218,825
-----------------------------------------------------------------------------------------------------------

Net assets attributable to variable deferred annuity contractholders              73,827,690    72,153,813
-----------------------------------------------------------------------------------------------------------

Outstanding units:  Type I (note 2)                                                1,325,070     1,022,514
-----------------------------------------------------------------------------------------------------------

Net asset value per unit:  Type I                                                      10.64         13.42
-----------------------------------------------------------------------------------------------------------

Outstanding units:  Type II (note 2)                                               5,645,458     4,380,186
-----------------------------------------------------------------------------------------------------------

Net asset value per unit:  Type II                                                     10.58         13.34
-----------------------------------------------------------------------------------------------------------

Statements of Assets and Liabilities, Continued



-------------------------------------------------------------------------------



                                                                             PBHG Insurance Series Fund
                                                                             --------------------------
                                                                               PBHG Large         PBHG
                                                                               Cap Growth    Growth II
Assets                                                                          Portfolio    Portfolio
-------------------------------------------------------------------------------------------------------

Investments in Federated Investors Insurance Series, at fair value (note 2):
     American Leaders Fund II (1,767,003 shares; cost - $31,138,913)                    -            -
     High Income Bond Fund II (3,216,287 shares; cost - $33,511,201)                    -            -
     Utility Fund II (2,126,742 shares - cost - $24,061,328)                            -            -
Investment in Alger American, at fair value (note 2):
     Small Cap Portfolio (1,690,554 shares; cost - $70,050,792)                         -            -
     Growth Portfolio (1,691,682 shares; cost - $61,989,581)                            -            -
PBHG Insurance Series Fund at fair value (note 2):
     PBHG Large Cap Growth Portfolio (401,761 shares; cost - $4,598,913)        4,748,811            -
     PBHG Growth II Portfolio (629,476 shares; cost - $6,856,693)                       -    6,766,864
Receivable from affiliate                                                          19,040          423
Receivable for units sold                                                          24,969      241,497
-------------------------------------------------------------------------------------------------------

Total assets                                                                    4,792,820    7,008,784
-------------------------------------------------------------------------------------------------------

Liabilities
-------------------------------------------------------------------------------------------------------

Accrued expenses payable to affiliate (note 3)                                     21,750        5,127
Payable for units withdrawn                                                        52,803       51,717
-------------------------------------------------------------------------------------------------------

Total liabilities                                                                  74,553       56,844
-------------------------------------------------------------------------------------------------------

Net assets attributable to variable deferred annuity contractholders            4,718,267    6,951,940
-------------------------------------------------------------------------------------------------------

Outstanding units:  Type I (note 2)                                                 55,997       76,611
-------------------------------------------------------------------------------------------------------

Net asset value per unit:  Type I                                                   11.73        10.67
-------------------------------------------------------------------------------------------------------

Outstanding units:  Type II (note 2)                                              346,833      576,010
-------------------------------------------------------------------------------------------------------

Net asset value per unit:  Type II                                                  11.71        10.65
-------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------



                                                                                               Janus Aspen Series
                                                                    -----------------------------------------------------------
                                                                       Aggressive                    Worldwide
                                                                           Growth        Growth         Growth      Balanced
Assets                                                                  Portfolio     Portfolio      Portfolio     Portfolio
-------------------------------------------------------------------------------------------------------------------------------

Investment in Janus Aspen Series,
  at fair value (note 2):
     Aggressive Growth Portfolio
        (5,150,041 shares; cost - $90,470,714)                        105,833,338             -              -             -
     Growth Portfolio (12,128,299
       shares; cost - $177,459,821)                                             -   224,130,972              -             -
     Worldwide Growth Portfolio
       (14,763,565 shares; cost - $285,300,634)                                 -             -    345,319,777             -
     Balanced Portfolio (4,444,303
       shares; cost - $72,670,094)                                              -             -              -    77,641,966
     Flexible Income Portfolio
       (1,218,449 shares; cost - $14,017,277)                                   -             -              -             -
     International Growth Portfolio
       (3,130,281 shares; cost - $56,025,325)                                   -             -              -             -
     Capital Appreciation Portfolio
       (214,897 shares; cost - $2,699,822)                                      -             -              -             -
Receivable from affiliate                                                  48,595        24,477        118,902        52,126
Receivable for units sold                                                  10,900       166,892        194,595         5,036
-------------------------------------------------------------------------------------------------------------------------------

Total assets                                                          105,892,833   224,322,341    345,633,274    77,699,128
-------------------------------------------------------------------------------------------------------------------------------

Liabilities
-------------------------------------------------------------------------------------------------------------------------------

Accrued expenses payable to affiliate (note 3)                             77,711       253,424        249,062        52,851
Payable for units withdrawn                                                     -             -        258,130         8,042
-------------------------------------------------------------------------------------------------------------------------------

Total liabilities                                                          77,711       253,424        507,192        60,893
-------------------------------------------------------------------------------------------------------------------------------

Net assets attributable to variable deferred annuity contractholders $105,815,122   224,068,917    345,126,082    77,638,235
-------------------------------------------------------------------------------------------------------------------------------

Outstanding units:  Type I (note 2)                                     1,817,576     4,505,765      4,938,272     2,481,552
-------------------------------------------------------------------------------------------------------------------------------

Net asset value per unit:  Type I                                           20.26         19.15          23.10         14.73
-------------------------------------------------------------------------------------------------------------------------------

Outstanding units:  Type II (note 2)                                    3,442,667     7,270,898     10,111,685     2,804,435
-------------------------------------------------------------------------------------------------------------------------------

Net asset value per unit:  Type II                                          20.04         18.95          22.85         14.65
-------------------------------------------------------------------------------------------------------------------------------


See accompanying notes to financial statements.





Statements of Assets and Liabilities, Continued



------------------------------------------------------------------------------


                                                                       -------------------------------------------
                                                                         Flexible     International        Capital
                                                                           Income            Growth   Appreciation
Assets                                                                  Portfolio         Portfolio      Portfolio
------------------------------------------------------------------------------------------------------------------
Investment in Janus Aspen Series, at fair value (note 2):
     Aggressive Growth Portfolio
        (5,150,041 shares; cost - $90,470,714)                                  -                -               -
     Growth Portfolio (12,128,299
       shares; cost - $177,459,821)                                             -                -               -
     Worldwide Growth Portfolio
       (14,763,565 shares; cost - $285,300,634)                                 -                -               -
     Balanced Portfolio (4,444,303
       shares; cost - $72,670,094)                                              -                -               -
     Flexible Income Portfolio
       (1,218,449 shares; cost - $14,017,277)                          14,353,326                -               -
     International Growth Portfolio
       (3,130,281 shares; cost - $56,025,325)                                   -       57,847,585               -
     Capital Appreciation Portfolio
       (214,897 shares; cost - $2,699,822)                                      -                -       2,712,004
Receivable from affiliate                                                   4,412           34,124             812
Receivable for units sold                                                  42,930                -           1,500
------------------------------------------------------------------------------------------------------------------

Total assets                                                           14,400,668       57,881,709       2,714,316
------------------------------------------------------------------------------------------------------------------

Liabilities
------------------------------------------------------------------------------------------------------------------

Accrued expenses payable to affiliate (note 3)                             10,126           40,026          39,487
Payable for units withdrawn                                                53,791        3,175,957           5,254
------------------------------------------------------------------------------------------------------------------

Total liabilities                                                          63,917        3,215,983          44,741
------------------------------------------------------------------------------------------------------------------

Net assets attributable to variable deferred annuity contractholders   14,336,751       54,665,726       2,669,575
------------------------------------------------------------------------------------------------------------------

Outstanding units:  Type I (note 2)                                       280,878        1,004,669          49,257
------------------------------------------------------------------------------------------------------------------

Net asset value per unit:  Type I                                           12.52            13.69           12.56
------------------------------------------------------------------------------------------------------------------

Outstanding units:  Type II (note 2)                                      869,089        3,001,600         163,550
------------------------------------------------------------------------------------------------------------------

Net asset value per unit:  Type II                                          12.45            13.63           12.54
------------------------------------------------------------------------------------------------------------------


LIFE OF VIRGINIA SEPARATE ACCOUNT 4

Statements of Operations



                                      GE Investments Funds, Inc. (formerly Life of Virginia Series Fund, Inc.)
-------------------------------------------------------------------------------------------------

                                                    S&P 500                         Government
                                                     Index                          Securities
                                                     Fund                             Fund
                                        -------------------------------- -------------------------------
                                               Year ended December 31,          Year ended December 31,
                                             1997       1996       1995      1997       1996       1995
----------------------------------------------------------------------------------------------------------

Investment income:
    Income - Dividends                  4,001,897  23,435,279   411,769         -    1,309,648    565,524
    Expenses - Mortality and expense
      risk charges (note 3)             1,356,740     492,403   139,329   147,796      143,919     83,929
----------------------------------------------------------------------------------------------------------

Net investment income (expense)         2,645,157  22,942,876   272,440  (147,796)   1,165,729    481,595
----------------------------------------------------------------------------------------------------------

Net realized and unrealized gain (loss)
  on investments:
      Net realized gain (loss)           (899,446)  1,510,464   345,068  (242,895)     (68,248)   (20,275)
      Unrealized appreciation
         (depreciation) on investments 21,611,136 (16,204,375) 2,539,788   987,049    (995,503)   567,616
----------------------------------------------------------------------------------------------------------

Net realized and unrealized gain (loss)
     on investments                    20,711,690 (14,693,911) 2,884,856   744,154  (1,063,751)   547,341
----------------------------------------------------------------------------------------------------------

Increase in net assets
    from operations                    23,356,847   8,248,965  3,157,296   596,358      101,978  1,028,936
----------------------------------------------------------------------------------------------------------

                                              GE Investments Funds, Inc. (formerly Life
                                                         of Virginia Series Fund, Inc.)
                                      -----------------------------------------------------------------
                                                  Money Market                     Total Return
                                                          Fund                             Fund
                                      --------------------------------- ----------------------------------
                                               Year ended December 31,          Year ended December 31,
                                            1997       1996       1995       1997      1996       1995
--------------------------------------------------------------------------------------------------------

Investment income:
    Income - Dividends                 5,626,589  5,204,323  1,098,198  6,098,862  9,319,880   1,576,466
    Expenses - Mortality and expense
      risk charges (note 3)            1,421,044    980,270    144,841    496,469    357,589     187,419
--------------------------------------------------------------------------------------------------------

Net investment income (expense)        4,205,545  4,224,053    953,357  5,602,393  8,962,291   1,389,047
--------------------------------------------------------------------------------------------------------

Net realized and unrealized gain (loss)
  on investments:
      Net realized gain (loss)        (4,421,730) 1,686,452    312,501   (454,827)   614,446     308,073
      Unrealized appreciation
         (depreciation) on investments 4,383,879 (2,984,484) (757,472)    657,828 (6,827,262)  1,987,241
--------------------------------------------------------------------------------------------------------

Net realized and unrealized gain (loss)
     on investments                     (37,851) (1,298,032) (444,971)    203,001 (6,212,816)  2,295,314
--------------------------------------------------------------------------------------------------------

Increase in net assets
    from operations                    4,167,694  2,926,021    508,386  5,805,394  2,749,475   3,684,361
--------------------------------------------------------------------------------------------------------


                                                           GE Investments Funds, Inc. (formerly Life
                                                                of Virginia Series Fund, Inc.)
                                                                        (continued)

                                            -------------------------------------------------------------------------------


                                                       International                     Real Estate
                                                             Equity                       Securities
                                                               Fund                             Fund
                                            ---------------------------------     ----------------------------------------
                                                                    Period from                                Period from
                                                                         May 23,                                    May 2,
                                             Year ended   Year ended     1996 to     Year ended   Year ended       1995 to
                                            December 31  December 31 December 31,  December 31,  December 31,  December 31
                                                   1997         1996        1995           1997          1996         1995
-------------------------------------------------------  -----------------------  -----------------------------------------

Investment income:
    Income - Dividends                      2,686,699    1,056,063    31,010      5,456,896      1,627,291       670,339
    Expenses - Mortality and expense risk
      charges (note 3)                        113,987       56,953     4,298        292,230         49,030         2,663
-------------------------------------------------------  -----------------------  -----------------------------------------

Net investment income                       2,572,712      999,110    26,712      5,164,666      1,578,261       667,676
-------------------------------------------------------  -----------------------  -----------------------------------------

Net realized and unrealized gain (loss) on
  investments:
    Net realized gain (loss)                  665,649       86,537       646      2,710,582        299,159        24,928
    Unrealized appreciation (depreciation)
      on investments                        (1,565,382)    (11,119)   25,880     (1,305,117)     4,059,521     1,049,744
-------------------------------------------------------  ------------------------------------------------------------------

Net realized and unrealized gain (loss) on
 investments                                  (899,733)      75,418    26,526     1,405,465      4,358,680     1,074,672
-------------------------------------------------------  ------------------------------------------------------------------

Increase in net assets from operations       1,672,979    1,074,528    53,238     6,570,131      5,936,941     1,742,348
-------------------------------------------------------  ------------------------------------------------------------------


                                                     GE Investments Funds, Inc.
                                           (formerly Life of Virginia Series Fund, Inc.)
                                                             (continued)
                                           -------------------------------------------


                                               Global        Value
                                               Income       Equity          Income
                                                 Fund         Fund            Fund
                                            ----------     ----------     ----------
                                            Period from   Period from     Period from
                                                 May 1,        May 1,    December 12,
                                                1997 to       1997 to         1997 to
                                            December 31   December 31    December 31,
                                                   1997          1997            1997
------------------------------------------------------------------------------------

Investment income:
    Income - Dividends                         300,672       142,788          58,034
    Expenses - Mortality and expense risk
      charges (note 3)                           2,982        38,307          14,197
------------------------------------------------------------------------------------

Net investment income                          297,690       104,481         43,837
-----------------------------------------------------------------------------------

Net realized and unrealized gain (loss) on
  investments:
    Net realized gain (loss)                     2,417      357,048         (6,710)
    Unrealized appreciation (depreciation)
      on investments                          (124,348)     885,799        (12,199)
-----------------------------------------------------------------------------------

Net realized and unrealized gain (loss) on
  investments                                 (121,931)   1,242,847        (18,909)
-----------------------------------------------------------------------------------

Increase in net assets from operations         175,759    1,347,328         24,928
-----------------------------------------------------------------------------------


LIFE OF VIRGINIA SEPARATE ACCOUNT 4

-----------------------------------------------------------------

                                 Oppenheimer Variable Account Funds
                                 -----------------------------------

                                                 Money
                                                  Fund
                                 ----------------------------------
                                           Year ended December 31,
                                         1997       1996       1995
--------------------------------------------------------------------

Investment income:
    Income - Dividends              $   110,711    175,537   303,556
    Expenses - Mortality and expense
       risk charges (note 3)             25,908     40,663     64,415
---------------------------------------------------------------------

Net investment income (expense)          84,803    134,874    239,141
---------------------------------------------------------------------

Net  realized and unrealized gain
  (loss) on investments:
      Net realized gain                     -          -          -
      Unrealized appreciation
         (depreciation) on investments      -          -          -
--------------------------------------------------------------------

Net realized and unrealized gain (loss)
    on investments                          -          -          -
--------------------------------------------------------------------

Increase in net assets
     from operations                   $ 84,803    134,874    239,141
--------------------------------------------------------------------



                            Oppenheimer Variable Account Funds (continued)
                            ---------------------------------------------

                                              Bond
                                              Fund
                                 -----------------------------------
                                       Year ended December 31,
                                     1997       1996       1995
---------------------------------------------------------------------

Investment income:
    Income - Dividends               2,260,511  1,774,226 1,222,079
    Expenses - Mortality and expense
       risk charges (note 3)           437,693    336,825   220,766
---------------------------------------------------------------------

Net investment income (expense)      1,822,818  1,437,401 1,001,313
---------------------------------------------------------------------

Net realized and unrealized gain
 (loss) on investments:
      Net realized gain                187,695    106,242     53,120
      Unrealized appreciation
         (depreciation) on investments 663,371   (442,815) 1,654,610
---------------------------------------------------------------------

Net realized and unrealized gain
    (loss) on investments              851,066   (336,573) 1,707,730
---------------------------------------------------------------------

Increase in net assets
     from operations                 2,673,884  1,100,828  2,709,043
---------------------------------------------------------------------

                          Oppenheimer Variable Account Funds (continued)
                          -----------------------------------------------
                                                 Capital
                                            Appreciation
                                                    Fund
                                ------------------------------------
                                         Year ended December 31,
                                      1997       1996         1995
--------------------------------------------------------------------

Investment income:
    Income - Dividends               8,221,818  6,069,096    331,803
    Expenses - Mortality and expense
       risk charges (note 3)         2,381,196  1,506,102    868,053
---------------------------------------------------------------------

Net investment income (expense)      5,840,622  4,562,994   (536,250)
---------------------------------------------------------------------

Net  realized and unrealized gain
   (loss) on investments:
      Net realized gain              6,868,228  6,301,279  1,666,666
      Unrealized appreciation
         (depreciation) on
         investments)                5,927,622  7,478,382 18,977,772
---------------------------------------------------------------------

Net realized and unrealized gain
    (loss) on investments          12,795,850  13,779,661 20,644,438
----------------------------------------------------------------------

Increase in net assets
     from operations               18,636,472  18,342,655 20,108,188
----------------------------------------------------------------------





                                  Oppenheimer Variable Account Funds (continued)
                                  ---------------------------------------------

                                                      Growth
                                                        Fund
                                          ---------------------------------
                                                     Year ended December 31,
                                                   1997      1996      1995
----------------------------------------------------------------------------

Investment income:
    Income - Dividends                       4,911,400  3,110,376   393,011
    Expenses - Mortality and expense
       risk charges (note 3)                 1,372,378    599,846   265,718
----------------------------------------------------------------------------

Net investment income (expense)              3,539,022  2,510,530   127,293
----------------------------------------------------------------------------

Net realized and unrealized gain
  (loss) on investments:
      Net realized gain                      5,826,603  1,959,742   739,151
      Unrealized appreciation
         (depreciation) on
         investments)                       11,621,155 5,568,726  5,287,316
----------------------------------------------------------------------------

Net realized and unrealized gain
    (loss) on investments                   17,447,758 7,528,468  6,026,467
----------------------------------------------------------------------------

Increase in net assets
     from operations                       20,986,780 10,038,998 6,153,760
----------------------------------------------------------------------------


LIFE OF VIRGINIA SEPARATE ACCOUNT 4


-------------------------------------------------------------------------------------------------------

                                             Oppenheimer Variable Account Funds (continued)
                                 ----------------------------------------------------------------------
                                               High                            Multiple
                                             Income                          Strategies
                                               Fund                                Fund
                                 -------------------------------- -------------------------------------
                                         Year ended December 31,          Year ended December 31,
                                      1997       1996       1995      1997       1996       1995
-------------------------------------------------------------------------------------------------------

Investment income:
    Income - Dividends              $9,138,791  6,387,294  3,582,283  4,485,399  3,343,955 2,521,297
    Expenses - Mortality and expense
      risk charges (note 3)          1,397,317    825,956    471,932    794,598    571,993   410,701
------------------------------------------------------------------------------------------------------

Net investment income                7,741,474  5,561,338  3,110,351  3,690,801  2,771,962 2,110,596
------------------------------------------------------------------------------------------------------

Net realized and unrealized gain
  (loss) on investments:
      Net realized gain (loss)       1,298,149    763,575   (105,319) 1,435,981   701,256    353,442
      Unrealized appreciation
         (depreciation) on
         investments)                2,089,422  2,079,281  2,497,291  4,025,778  2,786,345 3,750,075
-----------------------------------------------------------------------------------------------------

Net realized and unrealized gain
    (loss) on investments           3,387,571   2,842,856  2,391,972  5,461,759  3,487,601 4,103,517
-----------------------------------------------------------------------------------------------------

Increase in net assets
     from operations              $11,129,045   8,404,194  5,502,323  9,152,560  6,259,563 6,214,113
-----------------------------------------------------------------------------------------------------


LIFE OF VIRGINIA SEPARATE ACCOUNT 4

-----------------------------------------------------------------------------------------------------------------------------------
                                                          Variable Insurance Products Fund
                                 --------------------------------------------------------------------------------------------------
                                                                                High                          Equity-
                                            Money Market                      Income                           Income
                                               Portfolio                   Portfolio                        Portfolio
                                 -------------------------------- -----------------------------------------------------------------
                                        Year ended December 31,          Year ended December 31,          Year ended December 31,
                                   1997       1996       1995      1997       1996      1995        1997       1996       1995
-----------------------------------------------------------------------------------------------------------------------------------

Investment income:
    Income - Dividends           $843,023  1,655,033  3,320,468  1,930,318  2,780,632 1,144,671  42,510,440  12,605,854 10,037,638
    Expenses - Mortality and expense
      risk charges (note 3)       212,121    382,911    699,880    277,254    332,922   297,241   6,650,343   4,253,036  2,138,272
-----------------------------------------------------------------------------------------------------------------------------------

Net investment income (expense)   630,902  1,272,122  2,620,588  1,653,064  2,447,710   847,430  35,860,097   8,352,818  7,899,366
-----------------------------------------------------------------------------------------------------------------------------------

Net realized and unrealized gain
  (loss) on investments:
      Net realized gain (loss)         -          -          -   4,673,705    479,085   425,760  15,417,526   9,394,625  4,284,587
      Unrealized appreciation
         (depreciation) on
         investments                   -          -          -  (2,814,608)   308,688 2,702,738  65,899,106  23,601,942 37,953,951
-----------------------------------------------------------------------------------------------------------------------------------

Net realized and unrealized gain (loss)
    on investments                     -          -          -   1,859,097    787,773 3,128,498  81,316,632  32,996,567 42,238,538
-----------------------------------------------------------------------------------------------------------------------------------

Increase in net assets from
    operations                  $630,902  1,272,122  2,620,588   3,512,161  3,235,483 3,975,928 117,176,729  41,349,385 50,137,904
-----------------------------------------------------------------------------------------------------------------------------------




                                   Variable Insurance Products Fund
                                ----------------------------------------

                                              Growth
                                           Portfolio (continued)
                                ---------------------------------------
                                       Year ended December 31,
                                     1997         1996        1995
-----------------------------------------------------------------------

Investment income:
    Income - Dividends               9,229,913  13,903,188    567,790
    Expenses - Mortality and expense
      risk charges (note 3)          3,552,903   2,834,086  1,696,933
----------------------------------------------------------------------

Net investment income (expense)      5,677,010  11,069,102 (1,129,143)
----------------------------------------------------------------------

Net realized and unrealized gain
  (loss) on investments:
      Net realized gain (loss)      14,576,544   9,229,819  7,510,176
      Unrealized appreciation
         (depreciation) on
         investments)               34,536,532   6,990,625 29,804,134
---------------------------------------------------------------------

Net realized and unrealized gain
    (loss) on investments          49,113,076   16,220,444 37,314,310
---------------------------------------------------------------------

Increase in net assets from
    operations                     54,790,086   27,289,546 36,185,167
---------------------------------------------------------------------


LIFE OF VIRGINIA SEPARATE ACCOUNT 4

---------------------------------------------------------------------------------------------------------------------------------

                                           Variable Insurance Products Fund              Variable Insurance Products Fund II
                                          --------------------------------    ---------------------------------------------------
                                                                                       Asset
                                                     Overseas                         Manager                         Contrafund
                                                     Portfolio                       Portfolio                        Portfolio
                                          -------------------------------      ------------------------------- ---------------------


                                                                                                          Year ended    Year ended
                                               Year ended December 31,    Year ended December 31,       December 31,  December 31,
                                               1997       1996      1995     1997       1996       1995         1997          1996
------------------------------------------------------------------------------------------------------------------------------------

Investment income:
    Income - Dividends                   $9,303,257  2,309,161   644,375   52,909,448  27,801,550  9,085,957  4,672,962     634,656
    Expenses - Mortality and expense
     risk charges (note 3)                1,401,167  1,245,263   999,548    5,474,604   4,059,911  4,926,810  2,588,608   1,322,883
------------------------------------------------------------------------------------------------------------------------------------

Net investment income (expense)           7,902,090  1,063,898  (355,173)  47,434,844  23,741,639  4,159,147  2,084,354    (688,227)
------------------------------------------------------------------------------------------------------------------------------------

Net realized and unrealized gain
  (loss) on investments:
    Net realized gain                     6,802,686  2,693,770   734,798    9,093,636   7,507,674  1,958,733  9,468,307   2,738,082
    Unrealized appreciation
       (depreciation) on investments     (3,387,543) 7,585,836 6,428,977   24,430,304  23,008,153 55,306,129  26,750,686 17,275,767
-----------------------------------------------------------------------------------------------------------------------------------

Net realized and unrealized gain on
  investments                             3,415,143 10,279,606 7,163,775   33,523,940  30,515,827 57,264,862  36,218,993 20,013,849
-----------------------------------------------------------------------------------------------------------------------------------

Increase in net assets from operations $ 11,317,233 11,343,504 6,808,602   80,958,784  54,257,466 61,424,009  38,303,347 19,325,622
-----------------------------------------------------------------------------------------------------------------------------------

                                             Variable Insurance Products     Variable Insurance Products
                                                  Fund II (continued)                     Fund III
                                           -----------------------------      --------------------------
                                                                              Growth &        Growth
                                             Contrafund                         Income  Opportunities
                                             Portfolio                       Portfolio     Portfolio
                                           -------------                     ---------    ----------
                                            Period from                     Period from    Period from
                                             January 5,                          May 1,         May 1,
                                                1995 to                         1997 to        1997 to
                                             December 3                    December 31,   December 31,
                                                   1995                            1997           1997
-------------------------------------------------------                      -------------------------

Investment income:
    Income - Dividends                       784,088                                -          -
    Expenses - Mortality and expense risk
      charges (note 3)                       323,922                           53,296     69,440
-----------------------------------------------------                      -------------------------

Net investment income (expense)              460,166                          (53,296)   (69,440)
-----------------------------------------------------                      -------------------------

Net realized and unrealized gain (loss) on
  investments:
    Net realized gain                        905,255                          103,153     67,071
    Unrealized appreciation (depreciation)
       on investments                      4,218,866                          458,100  1,055,758
-----------------------------------------------------                       -----------------------

Net realized and unrealized gain on
  investments                              5,124,121                          561,253  1,122,829
-----------------------------------------------------                       -----------------------

Increase in net assets from operations      5,584,287                         507,957  1,053,389
-------------------------------------------------------                      ----------------------

LIFE OF VIRGINIA SEPARATE ACCOUNT 4


------------------------------------------------------------------------------------------------------

                                                 Neuberger & Berman Advisers Management Trust
                                 ---------------------------------------------------------------------
                                            Balanced                           Bond
                                            Portfolio                        Portfolio
                                 -------------------------------- ------------------------------------
                                            Year ended December 31,          Year ended December 31,
                                     1997           1996       1995      1997       1996       1995
-------------------------------------------------------------------------------------------------------

Investment income:
    Income - Dividends              $1,992,971      5,226,886    748,770   550,544  1,231,424   958,338
    Expenses - Mortality and expense
       risk charges (note 3)           337,918        381,777    385,789    99,586    151,484   210,707
-----------------------------------------------    ----------------------------------------------------

Net investment income                1,655,053      4,845,109    362,981   450,958  1,079,940   747,631
-----------------------------------------------    ----------------------------------------------------

Net realized and unrealized gain
  (loss) on investments:
      Net realized gain (loss)       5,097,861        419,822    895,552    12,018   (136,701)   45,793
      Unrealized appreciation
         (depreciation) on
         investments)               (2,501,835)    (3,501,201) 5,264,633   (23,525)  (646,673)  816,276
------------------------------------------------------------------------------------------------------

Net realized and unrealized gain
    (loss) on investments            2,596,026     (3,081,379) 6,160,185   (11,507)  (783,374)  862,069
------------------------------------------------------------------------------------------------------

Increase in net assets from
    operations                  $    4,251,079     1,763,730   6,523,166   439,451    296,566 1,609,700
------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------

                                    Neuberger & Berman Advisers
                                    Management Trust (continued)
                                 -----------------------------------
                                          Growth
                                         Portfolio
                                 -----------------------------------
                                         Year ended December 31,
                                       1997       1996      1995
--------------------------------------------------------------------

Investment income:
    Income - Dividends               903,849  1,152,528    246,676
    Expenses - Mortality and expense
       risk charges (note 3)         132,989    146,484    127,144
--------------------------------------------------------------------

Net investment income                 770,860  1,006,044    119,532
--------------------------------------------------------------------

Net realized and unrealized gain
  (loss) on investments:
      Net realized gain (loss)      2,304,768    315,046    242,067
      Unrealized appreciation
         (depreciation) on
         investments)                (880,241)  (363,320) 1,957,190
--------------------------------------------------------------------

Net realized and unrealized gain
    (loss) on investments           1,424,527    (48,274) 2,199,257
--------------------------------------------------------------------

Increase in net assets from
    operations                      2,195,387    957,770  2,318,789
---------------------------------------------------------------------

LIFE OF VIRGINIA SEPARATE ACCOUNT 4


-----------------------------------------------------------------------------------------------------------------------

                                                                            Federated Investors Insurance
                                                                                       Series
                                 --------------------------------------------------------------------------------------
                                            American              High Income
                                            Leaders                 Bond                          Utility
                                            Fund II               Fund II                         Fund II
                                 --------------------- ------------------------------- --------------------------------
                           Year ended     Period from   Year ended    Year ended  Period from   Year ended   Year ended Period from
                         December 31,  May 6, 1996 to  December 31, December 31,  February 3, December 31, December 31, January 27,
                                 1997    December 31,         1997          1996      1995 to         1997         1996     1995 to
                                                 1996                            December 31,                          December 31,
                                                                                         1995                                  1995


----------------------------------------------------------------------------------------------------------------------------------
Investment income:
    Income - Dividends         $228,362     15,977      1,129,533       579,337     45,272     1,046,132       766,616    223,744
    Expenses - Mortality
       and expense risk
       charges (note 3)         228,448     12,003        302,211        87,381      6,392       326,253       243,314     61,497
----------------------------------------------------------------------------------------------------------------------------------

Net investment income
    (expense)                       (86)     3,974        827,322       491,956     38,880       719,879       523,302    162,247
----------------------------------------------------------------------------------------------------------------------------------

Net realized and unrealized
    gain (loss) on
    investments:
      Net realized gain
         (loss)                 544,140     29,680        630,351        31,769      3,368       731,431       336,527     90,613
      Unrealized appreciation
         (depreciation) on
         investments          3,385,309    162,046      1,256,745       424,014     26,388     4,302,272     1,113,241    914,307
----------------------------------------------------------------------------------------------------------------------------------

Net realized and unrealized
    gain (loss) loss
    on investments            3,929,449    191,726      1,887,096       455,783     29,756     5,033,703     1,449,768  1,004,920
----------------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net
    assets from operations   $3,929,363    195,700      2,714,418       947,739     68,636     5,753,582     1,973,070  1,167,167
----------------------------------------------------------------------------------------------------------------------------------

                                                                   Alger American
                                ----------------------------------------------------------------
                                             Small
                                              Cap                           Growth
                                           Portfolio                       Portfolio
                                -------------------------------- -------------------------------

                                                         Period from                            Period from
                                                          October 3,                             October 4,
                                Year ended   Year ended      1995 to   Year ended   Year ended      1995 to
                              December 31, December 31, December 31, December 31, December 31, December 31,
                                      1997         1996        1995          1997         1996         1995
-----------------------------------------------------------------------------------------------------------

Investment income:
    Income - Dividends                2,044,748   105,411          -       528,437    668,828          -
    Expenses - Mortality and expense
      risk charges (note 3)             799,242   414,206      9,745       811,338    358,846      6,776
----------------------------------------------------------------------------------------------------------

Net investment income (expense)       1,245,506  (308,795)    (9,745)     (282,901)   309,982     (6,776)
-----------------------------------------------------------------------------------------------------------

Net realized and unrealized gain
   (loss) on investments:
      Net realized gain (loss)         411,624  (122,299)   (20,417)     3,954,588    315,644     (2,380)
      Unrealized appreciation
         (depreciation) on
         investments)                4,016,910   (80,937)   (25,048)     8,095,163  2,224,353     27,240
-----------------------------------------------------------------------------------------------------------

Net realized and unrealized gain
     loss) on investments            4,428,534  (203,236)   (45,465)     12,049,751 2,539,997     24,860
-----------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets
     from operations                 5,674,040  (512,031)   (55,210)     11,766,850 2,849,979     18,084
------------------------------------------------------------------------------------------------------------


LIFE OF VIRGINIA SEPARATE ACCOUNT 4

Statements of Operations, Continued


-----------------------------------------------------------------

                                                PBHG Insurance
                                                 Series Fund
                                            ---------------------
                                                 PBHG
                                            Large Cap          PBHG
                                               Growth     Growth II
                                            Portfolio     Portfolio
                                            ----------   ----------

                                             Period from  Period from
                                                  May 1,       May 1,
                                                 1997 to      1997 to
                                            December 31, December 31,
                                                    1997         1997
-------------------------------------------------------------------------

Investment income:
    Income - Dividends                           $      -          -
    Expenses - Mortality and expense
      risk charges (note 3)                        17,112     30,512
---------------------------------------------------------------------

Net investment income (expense)                   (17,112)   (30,512)
---------------------------------------------------------------------

Net  realized and unrealized gain (loss) on investments:
      Net realized gain                            13,525      7,643
      Unrealized appreciation
         (depreciation) on investments            149,898    (89,829)
---------------------------------------------------------------------

Net realized and unrealized gain (loss)
    on investments                                163,423    (82,186)
---------------------------------------------------------------------

Increase (decrease) in net assets
     from operations                            $ 146,311   (112,698)
---------------------------------------------------------------------


LIFE OF VIRGINIA SEPARATE ACCOUNT 4

------------------------------------------------------------------------------------------------------------------------------

                                                                                      Janus Aspen Series
                                                    --------------------------------------------------------------------------
                                                                Aggressive
                                                                  Growth                                Growth
                                                                Portfolio                             Portfolio
                                                    ------------------------------------  ------------------------------------
                                                                 Year ended                            Year ended
                                                                December 31,                          December 31,
                                                         1997         1996         1995        1997         1996         1995
------------------------------------------------------------------------------------------------------------------------------

Investment income:
   Income - Dividends                             $         -      755,467      701,550   5,821,316    3,316,849    1,774,926
   Expenses - Mortality and expense risk charges
     (note 3)                                       1,187,720      880,271      464,496   2,533,302    1,496,337      686,203
------------------------------------------------------------------------------------------------------------------------------

Net investment income (expense)                     (1,187,720)   (124,804)     237,054   3,288,014    1,820,512    1,088,723
------------------------------------------------------------------------------------------------------------------------------

Net realized and unrealized gain (loss) on
  investments:
   Net realized gain                                6,675,700    3,422,984    1,735,504   9,346,395    4,286,543    1,220,855
   Unrealized appreciation (depreciation) on
     investments                                    5,540,954      109,555    7,840,280   23,212,981  11,457,707   11,886,046
------------------------------------------------------------------------------------------------------------------------------

Net realized and unrealized gain on investments     12,216,654   3,532,539    9,575,784   32,559,376  15,744,250   13,106,901
------------------------------------------------------------------------------------------------------------------------------

Increase in net assets from operations            $ 11,028,934   3,407,735    9,812,838   35,847,390  17,564,762   14,195,624
------------------------------------------------------------------------------------------------------------------------------

                                                      Janus Aspen Series (continued)
                                                  --------------------------------------
                                                                 Worldwide
                                                                  Growth
                                                                Portfolio
                                                    ------------------------------------
                                                                 Year ended
                                                                December 31,
                                                         1997              1996    1995
----------------------------------------------------------------------------------------

Investment income:
   Income - Dividends                               4,490,822    2,094,632      225,282
   Expenses - Mortality and expense risk charges
     (note 3)                                       3,656,021    1,418,611      477,320
----------------------------------------------------------------------------------------

Net investment income (expense)                       834,801      676,021     (252,038)
----------------------------------------------------------------------------------------

Net realized and unrealized gain (loss) on
  investments:
   Net realized gain                                11,585,008   5,069,677      439,501
   Unrealized appreciation (depreciation) on
     investments                                    32,530,512  18,944,795    9,549,318
----------------------------------------------------------------------------------------

Net realized and unrealized gain on investments     44,115,520  24,014,472    9,988,819
----------------------------------------------------------------------------------------

Increase in net assets from operations              44,950,321  24,690,493    9,736,781
----------------------------------------------------------------------------------------

LIFE OF VIRGINIA SEPARATE ACCOUNT 4

------------------------------------------------------------------------------------------------------------------------------
                                                                          Janus Aspen Series (continued)
                                                    --------------------------------------------------------------------------
                                                                                                       Flexible
                                                                 Balanced                               Income
                                                                Portfolio                             Portfolio
                                                  --------------------------------------  ------------------------------------
                                                                              Period from                          Period from
                                                                              October 11,                          October 13,
                                                     Year ended   Year ended       1995 to            Year ended       1995 to
                                                    December 31,December 31, December 31,           December 31,   December 31,
                                                         1997         1996         1995        1997         1996         1995
------------------------------------------------------------------------------------------------------------------------------

Investment income:
   Income - Dividends                             $ 1,376,630      283,521       12,299     699,223      288,802       20,133
   Expenses - Mortality and expense risk charges
     (note 3)                                         445,275      113,425        2,009     120,354       40,424          980
------------------------------------------------------------------------------------------------------------------------------

Net investment income (expense)                       931,355      170,096       10,290     578,869      248,378       19,153
------------------------------------------------------------------------------------------------------------------------------

Net realized and unrealized gain (loss) on
  investments:
   Net realized gain                                1,239,519      122,576        9,364      86,470        4,524           29
   Unrealized appreciation (depreciation) on
     investments                                    4,013,343      920,620       37,909     269,390       68,898       (2,240)
------------------------------------------------------------------------------------------------------------------------------

Net realized and unrealized gain (loss) on
  investments                                       5,252,862    1,043,196       47,273     355,860       73,422       (2,211)
------------------------------------------------------------------------------------------------------------------------------

Increase in net assets from operations            $ 6,184,217    1,213,292       57,563     934,729      321,800       16,942
------------------------------------------------------------------------------------------------------------------------------


                                                       Janus Aspen Series (continued)
                                                  -----------------------------------------
                                                      International              Capital
                                                             Growth         Appreciation
                                                          Portfolio            Portfolio
                                                    -----------------------  --------------
                                                                  Period from   Period from
                                                                  May 3, 1996   May 2, 1997
                                                                   Year ended            to
                                                    December 31, December 31,  December 31,
                                                            1997         1996          1997
-------------------------------------------------------------------------------------------
Investment income:
   Income - Dividends                                 348,585       54,433            8,437
   Expenses - Mortality and expense risk charges
     (note 3)                                         516,236       45,378            9,981
--------------------------------------------------------------------------------------------

Net investment income (expense)                      (167,651)       9,055           (1,544)
--------------------------------------------------------------------------------------------

Net realized and unrealized gain (loss) on
  investments:
   Net realized gain                                3,329,942      187,391           31,894
   Unrealized appreciation (depreciation) on
     investments                                    1,235,644      586,615           12,182
--------------------------------------------------------------------------------------------

Net realized and unrealized gain (loss) on
  investments                                       4,565,586      774,006           44,076
--------------------------------------------------------------------------------------------

Increase in net assets from operations              4,397,935      783,061           42,532
--------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

LIFE OF VIRGINIA SEPARATE ACCOUNT 4

Statements of  Changes in Net Assets



-----------------------------------------------------------------------------------------------------------------------------------

                                                                                           GE Investments Funds, Inc.
                                                                                     (formerly Life of Virginia Series Fund, Inc.)
                                                                               ----------------------------------------------------
                                                                                                  S&P 500
                                                                                                   Index
                                                                                                    Fund
                                                                               ---------------------------------------------------
                                                                                                Year ended December 31,
                                                                                       1997               1996               1995
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets From operations:
     Net investment income (expense)                                        $     2,645,157         22,942,876            272,440
     Net realized gain (loss)                                                      (899,446)         1,510,464            345,068
     Unrealized appreciation (depreciation)
         on investments                                                          21,611,136        (16,204,375)         2,539,788
-----------------------------------------------------------------------------------------------------------------------------------

Increase in net assets from operations                                           23,356,847          8,248,965          3,157,296
-----------------------------------------------------------------------------------------------------------------------------------

From capital transactions:
     Net premiums                                                                40,575,050         18,225,715          7,357,078
     Transfers (to) from the general account of
         Life of Virginia:
             Death benefits                                                      (1,735,027)           (77,864)          (143,652)
             Surrenders                                                          (3,415,596)        (1,079,082)          (306,506)
             Administrative expense (note 3)                                       (102,362)           (45,091)           (22,813)
             Transfer gain (loss) and transfer fees                                  (4,503)             7,463             (8,822)
         Transfers (to) from the Guarantee
             Account (note 1)                                                    14,747,561          3,139,208            695,771
     Interfund transfers                                                         24,135,903          5,665,381          5,341,899
-----------------------------------------------------------------------------------------------------------------------------------

Increase in net assets from capital transactions                                 74,201,026         25,835,730         12,912,955
-----------------------------------------------------------------------------------------------------------------------------------

Increase in net assets                                                           97,557,873         34,084,695         16,070,251

Net assets at beginning of year                                                  55,868,451         21,783,756          5,713,505
-----------------------------------------------------------------------------------------------------------------------------------

Net assets at end of year                                                   $   153,426,324         55,868,451         21,783,756
-----------------------------------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------------------------------------------------------

                                                     GE Investments Funds, Inc. (formerly Life of Virginia Series Fund, Inc.)
                                                      --------------------------------------------------------------------------
                                                                          Government
                                                                          Securities
                                                                             Fund
                                                      ------------------------------------------------------
                                                                             Year ended December 31,
                                                                1997                1996               1995
-------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets From operations:
     Net investment income (expense)                        (147,796)          1,165,729            481,595
     Net realized gain (loss)                               (242,895)            (68,248)           (20,275)
     Unrealized appreciation (depreciation)
         on investments                                      987,049            (995,503)           567,616
-------------------------------------------------------------------------------------------------------------

Increase in net assets from operations                       596,358             101,978          1,028,936
-------------------------------------------------------------------------------------------------------------

From capital transactions:
     Net premiums                                          1,053,538           3,734,757          1,619,783
     Transfers (to) from the general account of
         Life of Virginia:
             Death benefits                                  (64,230)            (76,802)           (44,216)
             Surrenders                                     (666,510)           (492,750)          (500,706)
             Administrative expense (note 3)                 (18,501)            (21,731)           (17,040)
             Transfer gain (loss) and transfer fees          (36,688)              8,420             (9,439)
         Transfers (to) from the Guarantee
             Account (note 1)                                827,432             135,548             60,927
     Interfund transfers                                 (14,821,369)            (65,339)         2,038,922
-------------------------------------------------------------------------------------------------------------

Increase in net assets from capital transactions         (13,726,328)          3,222,103          3,148,231
-------------------------------------------------------------------------------------------------------------

Increase in net assets                                   (13,129,970)          3,324,081          4,177,167

Net assets at beginning of year                           13,129,970           9,805,889          5,628,722
-------------------------------------------------------------------------------------------------------------

Net assets at end of year                                          -          13,129,970          9,805,889
-------------------------------------------------------------------------------------------------------------



-----------------------------------------------------------------------------------------

                                                                    GE Investments Funds, Inc.
                                                      (formerly Life of Virginia Series Fund, Inc.) (continued)
                                                      ----------------------------------------------------------

                                                                              Money Market
                                                                                  Fund
                                                           -------------------------------------------------
                                                                           Year ended December 31,
                                                                   1997              1996             1995
------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets From operations:
     Net investment income (expense)                          4,205,545         4,224,053           953,357
     Net realized gain (loss)                                (4,421,730)        1,686,452           312,501
     Unrealized appreciation (depreciation)
         on investments                                       4,383,879        (2,984,484)         (757,472)
------------------------------------------------------------------------------------------------------------

Increase in net assets from operations                        4,167,694         2,926,021           508,386
------------------------------------------------------------------------------------------------------------

From capital transactions:
     Net premiums                                           107,140,555       153,728,177        52,511,585
     Transfers (to) from the general account of
         Life of Virginia:
             Death benefits                                  (1,753,311)         (781,386)           (4,954)
             Surrenders                                     (18,383,973)       (8,255,412)       (2,099,100)
             Administrative expense (note 3)                   (134,339)          (78,769)          (17,072)
             Transfer gain (loss) and transfer fees            (130,614)           28,173            52,426
         Transfers (to) from the Guarantee
             Account (note 1)                                10,195,112         4,298,099         4,957,966
     Interfund transfers                                    (67,593,593)      (93,981,321)      (30,878,764)
------------------------------------------------------------------------------------------------------------

Increase in net assets from capital transactions             29,339,837        54,957,561        24,522,087
------------------------------------------------------------------------------------------------------------

Increase in net assets                                       33,507,531        57,883,582        25,030,473

Net assets at beginning of year                              90,187,173        32,303,591         7,273,118
------------------------------------------------------------------------------------------------------------

Net assets at end of year                                   123,694,704        90,187,173        32,303,591
------------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------------------------------------

                          GE Investments Funds, Inc. (formerly Life of Virginia Series Fund, Inc.) (continued)
--------------------------------------------------------------------------------------------------------------

                                                                            Total Return
                                                                                Fund
--------------------------------------------------------------------------------------------------------------
                                                                                Year ended December 31,
                                                                    1997              1996               1995
--------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets From operations:
     Net investment income (expense)                             5,602,393         8,962,291          1,389,047
     Net realized gain (loss)                                     (454,827)          614,446            308,073
     Unrealized appreciation (depreciation)
         on investments                                            657,828        (6,827,262)         1,987,241
----------------------------------------------------------------------------------------------------------------

Increase in net assets from operations                           5,805,394         2,749,475          3,684,361
----------------------------------------------------------------------------------------------------------------

From capital transactions:
     Net premiums                                                5,641,626         8,515,814          4,777,568
     Transfers (to) from the general account of
         Life of Virginia:
             Death benefits                                       (271,179)         (153,153)          (184,615)
             Surrenders                                         (2,558,265)         (946,894)          (685,070)
             Administrative expense (note 3)                       (60,731)          (51,588)           (40,610)
             Transfer gain (loss) and transfer fees                (15,082)          (69,616)             5,627
         Transfers (to) from the Guarantee
             Account (note 1)                                    2,622,768           919,901            401,449
     Interfund transfers                                          (231,875)           75,151          2,419,115
----------------------------------------------------------------------------------------------------------------

Increase in net assets from capital transactions                 5,127,262         8,289,615          6,693,464
----------------------------------------------------------------------------------------------------------------

Increase in net assets                                          10,932,656        11,039,090         10,377,825

Net assets at beginning of year                                 33,594,461        22,555,371         12,177,546
----------------------------------------------------------------------------------------------------------------

Net assets at end of year                                       44,527,117        33,594,461         22,555,371
----------------------------------------------------------------------------------------------------------------

LIFE OF VIRGINIA SEPARATE ACCOUNT 4



----------------------------------------------------------------------------------------------------------------------------------

                                                     GE Investments Funds, Inc. (formerly Life of Virginia Series Fund, Inc.)
                                                                                   (continued)
                                                                   ---------------------------------------------


                                                                                 International
                                                                                     Equity
                                                                                      Fund
                                                                   --------------------------------------------
                                                                                                    Period from
                                                                                                       May 23,
                                                                    Year ended         Year ended      1995 to
                                                                    December 31,      December 31,   December 31,
                                                                        1997               1996         1995
------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets From operations:
     Net investment income                                         $  2,572,712          999,110        26,712
     Net realized gain (loss)                                           665,649           86,537           646
     Unrealized appreciation (depreciation) on investments           (1,565,382)         (11,119)       25,880
-------------------------------------------------------------------------------------------------------------------

Increase in net assets from operations                                1,672,979          1,074,528        53,238
-------------------------------------------------------------------------------------------------------------------

From capital transactions:
     Net premiums                                                     1,854,537          2,563,735       332,761
     Transfers (to) from the general account of Life of Virginia:
         Death benefits                                                  (2,360)            (3,522)       (2,053)
         Surrenders                                                    (349,063)          (103,501)       (1,796)
         Administrative expense (note 3)                                (10,458)            (6,060)         (661)
         Transfer gain and transfer fees                                 49,348            (92,027)        1,565
         Capital contribution                                                 -         10,925,561             -
     Transfers from the Guarantee Account (note 1)                    1,095,648            557,466       101,612
     Interfund transfers                                                664,758          1,263,184     1,237,114
-------------------------------------------------------------------------------------------------------------------

Increase in net assets from capital transactions                      3,302,410         15,104,836     1,668,542
-------------------------------------------------------------------------------------------------------------------

Increase in net assets                                                4,975,389         16,179,364     1,721,780

Net assets at beginning of period                                    17,901,144          1,721,780             -
-------------------------------------------------------------------------------------------------------------------

Net assets at end of period                                        $ 22,876,533         17,901,144     1,721,780
-------------------------------------------------------------------------------------------------------------------




-----------------------------------------------------------------------------------------------------------------------------------

                                                                             GE Investments Funds, Inc. (formerly Life of Virginia
                                                                                      Series Fund, Inc.) (continued)
                                                                            -------------------------------------------------------


                                                                                                 Real Estate
                                                                                                 Securities
                                                                                                    Fund
                                                                            -------------------------------------------------------
                                                                                                                       Period from
                                                                                                                            May 2,
                                                                                 Year ended          Year ended            1995 to
                                                                                 December 31,       December 31,       December 31,
                                                                                       1997                1996               1995
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets From operations:
     Net investment income                                                        5,164,666           1,578,261            667,676
     Net realized gain (loss)                                                     2,710,582             299,159             24,928
     Unrealized appreciation (depreciation) on investments                       (1,305,117)          4,059,521          1,049,744
-----------------------------------------------------------------------------------------------------------------------------------

Increase in net assets from operations                                            6,570,131           5,936,941          1,742,348
-----------------------------------------------------------------------------------------------------------------------------------

From capital transactions:
     Net premiums                                                                10,679,221           2,949,990            301,414
     Transfers (to) from the general account of Life of Virginia:
         Death benefits                                                             (18,462)                  -             (1,392)
         Surrenders                                                                (654,786)            (41,760)            (1,136)
         Administrative expense (note 3)                                            (19,846)             (3,136)              (286)
         Transfer gain and transfer fees                                            122,915            (107,856)             1,212
         Capital contribution                                                             -                   -         10,000,000
     Transfers from the Guarantee Account (note 1)                                4,443,497             539,647             70,614
     Interfund transfers                                                          5,849,780           4,063,439            261,308
-----------------------------------------------------------------------------------------------------------------------------------

Increase in net assets from capital transactions                                 20,402,319           7,400,324         10,631,734
-----------------------------------------------------------------------------------------------------------------------------------

Increase in net assets                                                           26,972,450          13,337,265         12,374,082

Net assets at beginning of period                                                25,711,347          12,374,082                  -
-----------------------------------------------------------------------------------------------------------------------------------

Net assets at end of period                                                      52,683,797          25,711,347         12,374,082
-----------------------------------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------------------------------------------------------

                                                                                GE Investments Funds, Inc.
                                                                (formerly Life of Virginia Series Fund, Inc.) (continued)
                                                                ----------------------------------------------------------------


                                                                              Global              Value
                                                                              Income              Equity            Income
                                                                               Fund                Fund              Fund
                                                                         ------------------  ----------------- -----------------
                                                                               Period from        Period from       Period from
                                                                                    May 1,             May 1,      December 12,
                                                                                   1997 to            1997 to          1997 to
                                                                              December 31,        December 31,     December 31,
                                                                                      1997               1997              1997
--------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets From operations:
     Net investment income                                                         297,690            104,481            43,837
     Net realized gain (loss)                                                        2,417            357,048            (6,710)
     Unrealized appreciation (depreciation) on investments                        (124,348)           885,799           (12,199)
--------------------------------------------------------------------------------------------------------------------------------

Increase in net assets from operations                                             175,759          1,347,328            24,928
--------------------------------------------------------------------------------------------------------------------------------

From capital transactions:
     Net premiums                                                                  198,123          3,244,942            19,521
     Transfers (to) from the general account of Life of Virginia:
         Death benefits                                                                  -             (1,960)                -
         Surrenders                                                                 (5,701)           (75,503)          (59,137)
         Administrative expense (note 3)                                              (209)            (1,938)           (2,414)
         Transfer gain and transfer fees                                              (472)            15,109              (467)
         Capital contribution                                                    5,000,000          3,000,000                 -
     Transfers from the Guarantee Account (note 1)                                 234,749          2,034,025            52,096
     Interfund transfers                                                           513,049          6,338,005        21,976,333
--------------------------------------------------------------------------------------------------------------------------------

Increase in net assets from capital transactions                                 5,939,539         14,552,680        21,985,932
--------------------------------------------------------------------------------------------------------------------------------

Increase in net assets                                                           6,115,298         15,900,008        22,010,860

Net assets at beginning of period                                                        -                  -                 -
--------------------------------------------------------------------------------------------------------------------------------

Net assets at end of period                                                      6,115,298         15,900,008        22,010,860
--------------------------------------------------------------------------------------------------------------------------------

LIFE OF VIRGINIA SEPARATE ACCOUNT 4



-----------------------------------------------------------------------------------------------------------------------------

                                                                                Oppenheimer Variable Account Funds
                                                                     --------------------------------------------------------

                                                                                             Money
                                                                                              Fund
                                                                     -------------------------------------------------------
                                                                                              Year ended December 31,
                                                                                 1997               1996               1995
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets From operations:
     Net investment income (expense)                              $            84,803            134,874            239,141
     Net realized gain                                                              -                  -                  -
     Unrealized appreciation (depreciation) on investments                          -                  -                  -
-----------------------------------------------------------------------------------------------------------------------------

Increase in net assets from operations                                         84,803            134,874            239,141
-----------------------------------------------------------------------------------------------------------------------------

From capital transactions:
     Net premiums                                                                 440              1,000          1,236,189
     Transfers (to) from the general account of Life of Virginia:
         Death benefits                                                             -            (25,650)                 -
         Surrenders                                                      $    (84,605)          (248,877)          (534,163)
         Administrative expense (note 3)                                            -             (7,741)           (12,911)
         Transfer gain (loss) and transfer fees                                (4,611)            (6,711)           (10,807)
     Transfers (to) from the Guarantee Account (note 1)                        (9,897)           (72,686)          (522,980)
     Interfund transfers                                                   (2,736,806)        (1,858,335)        (3,724,005)
-----------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from capital transactions                (2,835,479)        (2,219,000)        (3,568,677)
-----------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets                                          (2,750,676)        (2,084,126)        (3,329,536)

Net assets at beginning of year                                             2,750,676          4,834,802          8,164,338
-----------------------------------------------------------------------------------------------------------------------------

Net assets at end of year                                         $                 -          2,750,676          4,834,802
-----------------------------------------------------------------------------------------------------------------------------





--------------------------------------------------------------------------------------------------------------------------

                                                                     Oppenheimer Variable Account Funds (continued)
                                                                  --------------------------------------------------------

                                                                                          Bond
                                                                                          Fund
                                                                  -------------------------------------------------------
                                                                                          Year ended December 31,
                                                                             1997                1996               1995
--------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets From operations:
     Net investment income (expense)                                    1,822,818           1,437,401          1,001,313
     Net realized gain                                                    187,695             106,242             53,120
     Unrealized appreciation (depreciation) on investments                663,371            (442,815)         1,654,610
--------------------------------------------------------------------------------------------------------------------------

Increase in net assets from operations                                  2,673,884           1,100,828          2,709,043
--------------------------------------------------------------------------------------------------------------------------

From capital transactions:
     Net premiums                                                       3,472,666           6,447,661          3,897,393
     Transfers (to) from the general account of Life of Virginia:
         Death benefits                                                  (234,610)           (255,232)          (103,070)
         Surrenders                                                    (2,350,488)         (1,174,644)        (1,044,752)
         Administrative expense (note 3)                                  (53,814)            (47,633)           (43,224)
         Transfer gain (loss) and transfer fees                           (12,509)             15,212            (70,035)
     Transfers (to) from the Guarantee Account (note 1)                 3,535,189           1,424,034            277,812
     Interfund transfers                                                1,076,424           1,248,636          1,434,738
--------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from capital transactions             5,432,858           7,658,034          4,348,862
--------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets                                       8,106,742           8,758,862          7,057,905

Net assets at beginning of year                                        31,638,941          22,880,079         15,822,174
--------------------------------------------------------------------------------------------------------------------------

Net assets at end of year                                              39,745,683          31,638,941         22,880,079
--------------------------------------------------------------------------------------------------------------------------





-------------------------------------------------------------------------------------------------------------------------

                                                                         Oppenheimer Variable Account Funds (continued)
                                                                 --------------------------------------------------------
                                                                                        Capital
                                                                                      Appreciation
                                                                                          Fund
                                                                 ------------------------------------------------------
                                                                                         Year ended December 31,
                                                                             1997               1996              1995
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets From operations:
     Net investment income (expense)                                    5,840,622          4,562,994          (536,250)
     Net realized gain                                                  6,868,228          6,301,279         1,666,666
     Unrealized appreciation (depreciation) on investments              5,927,622          7,478,382        18,977,772
-------------------------------------------------------------------------------------------------------------------------

Increase in net assets from operations                                 18,636,472         18,342,655        20,108,188
-------------------------------------------------------------------------------------------------------------------------

From capital transactions:
     Net premiums                                                      25,418,900         35,523,585        13,056,769
     Transfers (to) from the general account of Life of Virginia:
         Death benefits                                                  (450,528)          (577,949)         (315,870)
         Surrenders                                                    (7,755,383)        (5,679,609)       (3,725,572)
         Administrative expense (note 3)                                 (291,649)          (237,053)         (179,980)
         Transfer gain (loss) and transfer fees                           (53,714)          (234,268)         (110,449)
     Transfers (to) from the Guarantee Account (note 1)                13,461,161          5,093,547           910,511
     Interfund transfers                                                   37,796         16,982,928           899,125
-------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from capital transactions            30,366,583         50,871,181        10,534,534
-------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets                                      49,003,055         69,213,836        30,642,722

Net assets at beginning of year                                       158,844,181         89,630,345        58,987,623
-------------------------------------------------------------------------------------------------------------------------

Net assets at end of year                                             207,847,236        158,844,181        89,630,345
-------------------------------------------------------------------------------------------------------------------------




----------------------------------------------------------------------------------------------------------------------

                                                                     Oppenheimer Variable Account Funds (continued)
                                                                ------------------------------------------------------

                                                                                           Growth
                                                                                             Fund
                                                                ------------------------------------------------------
                                                                                     Year ended December 31,
                                                                            1997              1996               1995
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets From operations:
     Net investment income (expense)                                   3,539,022         2,510,530            127,293
     Net realized gain                                                 5,826,603         1,959,742            739,151
     Unrealized appreciation (depreciation) on investments            11,621,155         5,568,726          5,287,316
----------------------------------------------------------------------------------------------------------------------

Increase in net assets from operations                                20,986,780        10,038,998          6,153,760
----------------------------------------------------------------------------------------------------------------------

From capital transactions:
     Net premiums                                                     31,719,458        15,322,231          8,623,363
     Transfers (to) from the general account of Life of Virginia:
         Death benefits                                                 (350,617)         (246,052)           (11,683)
         Surrenders                                                   (5,238,134)       (1,802,707)          (531,276)
         Administrative expense (note 3)                                (138,883)          (79,593)           (49,718)
         Transfer gain (loss) and transfer fees                          (28,403)           (9,390)            (2,381)
     Transfers (to) from the Guarantee Account (note 1)               12,928,357         2,323,647            807,793
     Interfund transfers                                              11,277,889         8,265,699          5,644,624
----------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from capital transactions           50,169,667        23,773,835         14,480,722
----------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets                                     71,156,447        33,812,833         20,634,482

Net assets at beginning of year                                       67,859,369        34,046,536         13,412,054
----------------------------------------------------------------------------------------------------------------------

Net assets at end of year                                            139,015,816        67,859,369         34,046,536
----------------------------------------------------------------------------------------------------------------------

LIFE OF VIRGINIA SEPARATE ACCOUNT 4



-----------------------------------------------------------------------------------------------------------------------------

                                                                           Oppenheimer Variable Account Funds (continued)
                                                                     --------------------------------------------------------
                                                                                              High
                                                                                             Income
                                                                                              Fund
                                                                     -------------------------------------------------------
                                                                                              Year ended December 31,
                                                                                 1997               1996               1995
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets From operations:
     Net investment income                                        $         7,741,474          5,561,338          3,110,351
     Net realized gain (loss)                                               1,298,149            763,575           (105,319)
     Unrealized appreciation (depreciation) on investments                  2,089,422          2,079,281          2,497,291
-----------------------------------------------------------------------------------------------------------------------------

Increase in net assets from operations                                     11,129,045          8,404,194          5,502,323
-----------------------------------------------------------------------------------------------------------------------------

From capital transactions:
     Net premiums                                                          21,931,355         22,356,655         11,530,804
     Transfers (to) from the general account of Life of Virginia:
         Death benefits                                                      (689,590)          (693,092)           (69,961)
         Surrenders                                                        (5,920,831)        (2,655,530)        (1,461,891)
         Administrative expense (note 3)                                     (139,006)          (100,320)           (73,580)
         Transfer gain (loss) and transfer fees                              (112,330)           (25,953)           144,255
     Transfers (to) from the Guarantee Account (note 1)                    12,750,648          3,777,050          1,497,477
     Interfund transfers                                                   23,573,698          9,730,803          2,860,809
-----------------------------------------------------------------------------------------------------------------------------

Increase in net assets from capital transactions                           51,393,944         32,389,613         14,427,913
-----------------------------------------------------------------------------------------------------------------------------

Increase in net assets                                                     62,522,989         40,793,807         19,930,236

Net assets at beginning of year                                            85,762,637         44,968,830         25,038,594
-----------------------------------------------------------------------------------------------------------------------------

Net assets at end of year                                         $       148,285,626         85,762,637         44,968,830
-----------------------------------------------------------------------------------------------------------------------------





-------------------------------------------------------------------------------------------------------------------------

                                                                     Oppenheimer Variable Account Funds (continued)
                                                                  -------------------------------------------------------
                                                                                        Multiple
                                                                                       Strategies
                                                                                          Fund
                                                                  -------------------------------------------------------
                                                                                          Year ended December 31,
                                                                             1997                1996               1995
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets From operations:
     Net investment income                                              3,690,801           2,771,962          2,110,596
     Net realized gain (loss)                                           1,435,981             701,256            353,442
     Unrealized appreciation (depreciation) on investments              4,025,778           2,786,345          3,750,075
-------------------------------------------------------------------------------------------------------------------------

Increase in net assets from operations                                  9,152,560           6,259,563          6,214,113
-------------------------------------------------------------------------------------------------------------------------

From capital transactions:
     Net premiums                                                       9,089,218           8,520,761          4,566,130
     Transfers (to) from the general account of Life of Virginia:
         Death benefits                                                  (332,263)           (389,751)          (183,215)
         Surrenders                                                    (4,493,985)         (2,097,537)        (1,641,635)
         Administrative expense (note 3)                                 (119,442)           (104,392)           (93,990)
         Transfer gain (loss) and transfer fees                            (8,995)            (27,395)           (65,699)
     Transfers (to) from the Guarantee Account (note 1)                 4,101,390           1,507,791            282,847
     Interfund transfers                                                  516,158             198,943            787,704
-------------------------------------------------------------------------------------------------------------------------

Increase in net assets from capital transactions                        8,752,081           7,608,420          3,652,142
-------------------------------------------------------------------------------------------------------------------------

Increase in net assets                                                 17,904,641          13,867,983          9,866,255

Net assets at beginning of year                                        54,118,912          40,250,929         30,384,674
-------------------------------------------------------------------------------------------------------------------------

Net assets at end of year                                              72,023,553          54,118,912         40,250,929
-------------------------------------------------------------------------------------------------------------------------

LIFE OF VIRGINIA SEPARATE ACCOUNT 4




-----------------------------------------------------------------------------------------------------------------------------

                                                                                Variable Insurance Products Fund
                                                                     --------------------------------------------------------

                                                                                          Money Market
                                                                                           Portfolio
                                                                     -------------------------------------------------------
                                                                                              Year ended December 31,
                                                                                 1997               1996               1995
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets From operations:
     Net investment income (expense)                              $           630,902          1,272,122          2,620,588
     Net realized gain                                                              -                  -                  -
     Unrealized appreciation (depreciation) on investments                          -                  -                  -
-----------------------------------------------------------------------------------------------------------------------------

Increase in net assets from operations                                        630,902          1,272,122          2,620,588
-----------------------------------------------------------------------------------------------------------------------------

From capital transactions:
     Net premiums                                                             (28,472)           117,921         36,176,530
     Transfers (to) from the general account of Life of Virginia:
         Death benefits                                                      (193,170)          (458,667)           103,982
         Surrenders                                                        (1,206,916)        (2,213,343)        (4,660,173)
         Administrative expense (note 3)                                      (39,130)           (65,257)          (121,073)
         Transfer gain (loss) and transfer fees                                86,971           (204,381)            49,754
     Transfers (to) from the Guarantee Account (note 1)                       (27,901)          (661,457)          (141,309)
     Interfund transfers                                                  (21,205,932)       (23,959,305)       (47,938,008)
-----------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from capital transactions               (22,614,550)       (27,444,489)       (16,530,297)
-----------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets                                         (21,983,648)       (26,172,367)       (13,909,709)

Net assets at beginning of year                                            21,983,648         48,156,015         62,065,724
-----------------------------------------------------------------------------------------------------------------------------

Net assets at end of year                                         $                 -         21,983,648         48,156,015
-----------------------------------------------------------------------------------------------------------------------------





-------------------------------------------------------------------------------------------------------------------------

                                                                      Variable Insurance Products Fund (continued)
                                                                 --------------------------------------------------------
                                                                                         High
                                                                                        Income
                                                                                       Portfolio
                                                                 -------------------------------------------------------
                                                                                         Year ended December 31,
                                                                            1997                1996               1995
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets From operations:
     Net investment income (expense)                                   1,653,064           2,447,710            847,430
     Net realized gain                                                 4,673,705             479,085            425,760
     Unrealized appreciation (depreciation) on investments            (2,814,608)            308,688          2,702,738
-------------------------------------------------------------------------------------------------------------------------

Increase in net assets from operations                                 3,512,161           3,235,483          3,975,928
-------------------------------------------------------------------------------------------------------------------------

From capital transactions:
     Net premiums                                                          8,207            (248,987)         7,262,170
     Transfers (to) from the general account of Life of Virginia:
         Death benefits                                                  (66,792)            (33,131)          (117,911)
         Surrenders                                                   (2,281,288)         (1,859,776)          (953,927)
         Administrative expense (note 3)                                 (46,012)            (54,571)           (51,018)
         Transfer gain (loss) and transfer fees                          (18,007)            (14,545)           (10,918)
     Transfers (to) from the Guarantee Account (note 1)                  (23,044)           (109,624)           860,461
     Interfund transfers                                             (25,886,326)         (7,008,575)         4,509,566
-------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from capital transactions          (28,313,262)         (9,329,209)        11,498,423
-------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets                                    (24,801,101)         (6,093,726)        15,474,351

Net assets at beginning of year                                       24,801,101          30,894,827         15,420,476
-------------------------------------------------------------------------------------------------------------------------

Net assets at end of year                                                      -          24,801,101         30,894,827
-------------------------------------------------------------------------------------------------------------------------





-------------------------------------------------------------------------------------------------------------------------

                                                                       Variable Insurance Products Fund (continued)
                                                                 --------------------------------------------------------
                                                                                        Equity-
                                                                                         Income
                                                                                       Portfolio
                                                                 ------------------------------------------------------
                                                                                         Year ended December 31,
                                                                             1997               1996              1995
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets From operations:
     Net investment income (expense)                                   35,860,097          8,352,818         7,899,366
     Net realized gain                                                 15,417,526          9,394,625         4,284,587
     Unrealized appreciation (depreciation) on investments             65,899,106         23,601,942        37,953,951
-------------------------------------------------------------------------------------------------------------------------

Increase in net assets from operations                                117,176,729         41,349,385        50,137,904
-------------------------------------------------------------------------------------------------------------------------

From capital transactions:
     Net premiums                                                      78,673,490         91,217,558        63,044,040
     Transfers (to) from the general account of Life of Virginia:
         Death benefits                                                (3,144,602)        (2,317,929)         (623,306)
         Surrenders                                                   (22,544,378)       (12,923,609)       (7,390,359)
         Administrative expense (note 3)                                 (744,663)          (565,181)         (384,060)
         Transfer gain (loss) and transfer fees                          (156,609)           (81,577)         (128,097)
     Transfers (to) from the Guarantee Account (note 1)                34,236,802         14,669,920         8,592,478
     Interfund transfers                                                4,787,401         12,688,430        43,164,815
-------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from capital transactions            91,107,441        102,687,612       106,275,511
-------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets                                     208,284,170        144,036,997       156,413,415

Net assets at beginning of year                                       405,298,602        261,261,605       104,848,190
-------------------------------------------------------------------------------------------------------------------------

Net assets at end of year                                             613,582,772        405,298,602       261,261,605
-------------------------------------------------------------------------------------------------------------------------






----------------------------------------------------------------------------------------------------------------------

                                                                      Variable Insurance Products Fund (continued)
                                                                 -----------------------------------------------------

                                                                                       Growth
                                                                                     Portfolio
                                                                 -----------------------------------------------------
                                                                                   Year ended December 31,
                                                                            1997              1996               1995
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets From operations:
     Net investment income (expense)                                   5,677,010        11,069,102         (1,129,143)
     Net realized gain                                                14,576,544         9,229,819          7,510,176
     Unrealized appreciation (depreciation) on investments            34,536,532         6,990,625         29,804,134
----------------------------------------------------------------------------------------------------------------------

Increase in net assets from operations                                54,790,086        27,289,546         36,185,167
----------------------------------------------------------------------------------------------------------------------

From capital transactions:
     Net premiums                                                     19,742,111        40,351,417         35,842,400
     Transfers (to) from the general account of Life of Virginia:
         Death benefits                                               (1,127,415)       (1,395,457)          (338,418)
         Surrenders                                                  (15,488,583)       (8,362,725)        (5,531,711)
         Administrative expense (note 3)                                (502,085)         (441,506)          (345,393)
         Transfer gain (loss) and transfer fees                          (84,076)         (243,398)            13,309
     Transfers (to) from the Guarantee Account (note 1)                9,277,787         7,334,280          3,842,828
     Interfund transfers                                              (3,139,585)       (3,259,632)        18,922,427
----------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from capital transactions            8,678,154        33,982,979         52,405,442
----------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets                                     63,468,240        61,272,525         88,590,609

Net assets at beginning of year                                      251,545,367       190,272,842        101,682,233
----------------------------------------------------------------------------------------------------------------------

Net assets at end of year                                            315,013,607       251,545,367        190,272,842
----------------------------------------------------------------------------------------------------------------------

LIFE OF VIRGINIA SEPARATE ACCOUNT 4




-----------------------------------------------------------------------------------------------------------------------------


                                                                            Variable Insurance Products Fund (continued)
                                                                      -------------------------------------------------------

                                                                                            Overseas
                                                                                            Portfolio
                                                                      ------------------------------------------------------



                                                                                           Year ended December 31,
                                                                                  1997               1996              1995
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets From operations:
     Net investment income (expense)                                $        7,902,090          1,063,898          (355,173)
     Net realized gain                                                       6,802,686          2,693,770           734,798
     Unrealized appreciation (depreciation) on investments                  (3,387,543)         7,585,836         6,428,977
-----------------------------------------------------------------------------------------------------------------------------

Increase in net assets from operations                                      11,317,233         11,343,504         6,808,602
-----------------------------------------------------------------------------------------------------------------------------

From capital transactions:
     Net premiums                                                            5,009,263         11,020,984        10,634,049
     Transfers (to) from the general account of Life of Virginia:
         Death benefits                                                       (527,674)          (528,522)         (556,976)
         Surrenders                                                         (5,102,924)        (3,972,175)       (3,063,268)
         Administrative expense (note 3)                                      (220,173)          (214,759)         (208,318)
         Transfer gain (loss) and transfer fees                                (38,435)           (85,300)          (53,050)
     Transfers (to) from Guarantee Account (note 1)                          3,378,950          3,116,987           590,771
     Interfund transfers                                                   (12,846,872)        (4,620,473)       (7,084,976)
-----------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from capital transactions                (10,347,865)         4,716,742           258,232
-----------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets                                              969,368         16,060,246         7,066,834

Net assets at beginning of period                                          107,335,253         91,275,007        84,208,173
-----------------------------------------------------------------------------------------------------------------------------

Net assets at end of period                                         $      108,304,621        107,335,253        91,275,007
-----------------------------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------------------------------------------------


                                                                        Variable Insurance Products Fund II
                                                                 ---------------------------------------------------------
                                                                                          Asset
                                                                                         Manager
                                                                                        Portfolio
                                                                 --------------------------------------------------------



                                                                                          Year ended December 31,
                                                                              1997               1996               1995
--------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets From operations:
     Net investment income (expense)                                    47,434,844         23,741,639          4,159,147
     Net realized gain                                                   9,093,636          7,507,674          1,958,733
     Unrealized appreciation (depreciation) on investments              24,430,304         23,008,153         55,306,129
--------------------------------------------------------------------------------------------------------------------------

Increase in net assets from operations                                  80,958,784         54,257,466         61,424,009
--------------------------------------------------------------------------------------------------------------------------

From capital transactions:
     Net premiums                                                       12,956,133         15,580,792         21,217,331
     Transfers (to) from the general account of Life of Virginia:
         Death benefits                                                 (2,389,147)        (3,090,108)        (2,849,779)
         Surrenders                                                    (26,860,066)       (23,863,347)       (23,760,769)
         Administrative expense (note 3)                                (1,170,300)        (1,159,170)        (1,245,010)
         Transfer gain (loss) and transfer fees                         (5,281,252)        (2,150,299)          (305,606)
     Transfers (to) from Guarantee Account (note 1)                      4,580,560          2,112,849         (7,015,144)
     Interfund transfers                                               (14,758,069)       (31,512,425)       (58,702,053)
--------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from capital transactions            (32,922,141)       (44,081,708)       (72,661,030)
--------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets                                       48,036,643         10,175,758        (11,237,021)

Net assets at beginning of period                                      435,838,169        425,662,411        436,899,432
--------------------------------------------------------------------------------------------------------------------------

Net assets at end of period                                            483,874,812        435,838,169        425,662,411
--------------------------------------------------------------------------------------------------------------------------






-----------------------------------------------------------------------------------------------------------------------


                                                                     Variable Insurance Products Fund II (continued)
                                                                 ------------------------------------------------------

                                                                                      Contrafund
                                                                                      Portfolio
                                                                 ------------------------------------------------------
                                                                                                           Period from
                                                                                                            January 5,
                                                                       Year ended        Year ended               1995
                                                                      December 31,       December 31,      December 31,
                                                                             1997              1996               1995
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets From operations:
     Net investment income (expense)                                    2,084,354          (688,227)           460,166
     Net realized gain                                                  9,468,307         2,738,082            905,255
     Unrealized appreciation (depreciation) on investments             26,750,686        17,275,767          4,218,866
-----------------------------------------------------------------------------------------------------------------------

Increase in net assets from operations                                 38,303,347        19,325,622          5,584,287
-----------------------------------------------------------------------------------------------------------------------

From capital transactions:
     Net premiums                                                      39,049,020        41,520,289         26,666,752
     Transfers (to) from the general account of Life of Virginia:
         Death benefits                                                  (778,781)         (569,391)           (17,699)
         Surrenders                                                    (7,578,528)       (3,409,236)          (676,614)
         Administrative expense (note 3)                                 (239,385)         (139,550)           (42,327)
         Transfer gain (loss) and transfer fees                            (1,813)           (6,491)           (28,134)
     Transfers (to) from Guarantee Account (note 1)                    20,874,655         8,894,897          4,851,438
     Interfund transfers                                                9,642,188        15,486,630         25,426,220
-----------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from capital transactions            60,967,356        61,777,148         56,179,636
-----------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets                                      99,270,703        81,102,770         61,763,923

Net assets at beginning of period                                     142,866,693        61,763,923                  -
-----------------------------------------------------------------------------------------------------------------------

Net assets at end of period                                           242,137,396       142,866,693         61,763,923
-----------------------------------------------------------------------------------------------------------------------






----------------------------------------------------------------------------------------------------

                                                                     Variable Insurance Products
                                                                              Fund III
                                                                ------------------------------------
                                                                        Growth &             Growth
                                                                          Income      Opportunities
                                                                       Portfolio          Portfolio
                                                                ------------------------------------
                                                                    Period from         Period from
                                                                          May 1,             May 1,
                                                                         1997 to            1997 to
                                                                      December 31,     December 31,
                                                                            1997               1997
----------------------------------------------------------------------------------------------------
Increase (decrease) in net assets From operations:
     Net investment income (expense)                                     (53,296)           (69,440)
     Net realized gain                                                   103,153             67,071
     Unrealized appreciation (depreciation) on investments               458,100          1,055,758
----------------------------------------------------------------------------------------------------

Increase in net assets from operations                                   507,957          1,053,389
----------------------------------------------------------------------------------------------------

From capital transactions:
     Net premiums                                                      5,782,503          6,759,512
     Transfers (to) from the general account of Life of Virginia
         Death benefits                                                   (2,062)           (11,218)
         Surrenders                                                     (116,741)          (178,411)
         Administrative expense (note 3)                                  (3,046)            (4,370)
         Transfer gain (loss) and transfer fees                          358,955                734
     Transfers (to) from Guarantee Account (note 1)                    2,665,501          2,684,605
     Interfund transfers                                               6,515,155          6,783,534
----------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from capital transactions           15,200,265         16,034,386
----------------------------------------------------------------------------------------------------

Increase (decrease) in net assets                                     15,708,222         17,087,775

Net assets at beginning of period                                              -                  -
----------------------------------------------------------------------------------------------------

Net assets at end of period                                           15,708,222         17,087,775
----------------------------------------------------------------------------------------------------

LIFE OF VIRGINIA SEPARATE ACCOUNT 4




------------------------------------------------------------------------------------------------------------------------------

                                                                           Neuberger & Berman Advisers Management Trust
                                                                     ---------------------------------------------------------
                                                                                            Balanced
                                                                                           Portfolio
                                                                     -------------------------------------------------------
                                                                                              Year ended December 31,
                                                                                 1997               1996               1995
------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets From operations:
     Net investment income                                        $         1,655,053          4,845,109            362,981
     Net realized gain (loss)                                               5,097,861            419,822            895,552
     Unrealized appreciation (depreciation) on investments                 (2,501,835)        (3,501,201)         5,264,633
------------------------------------------------------------------------------------------------------------------------------

Increase in net assets from operations                                      4,251,079          1,763,730          6,523,166
------------------------------------------------------------------------------------------------------------------------------

From capital transactions:
     Net premiums                                                              (6,001)                 -          2,535,815
     Transfers (to) from the general account of Life of Virginia:
         Death benefits                                                      (126,435)          (191,199)          (153,937)
         Surrenders                                                        (2,675,228)        (2,074,244)        (1,503,514)
         Administrative expense (note 3)                                      (71,576)           (82,124)           (88,114)
         Transfer gain (loss) and transfer fees                               (78,959)           (12,205)             7,049
         Capital contribution                                                (629,209)                 -                  -
     Transfers (to) from the Guarantee Account (note 1)                      (185,078)           (37,694)          (134,229)
     Interfund transfers                                                  (31,241,057)        (3,810,712)        (2,179,193)
------------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from capital transactions               (35,013,543)        (6,208,178)        (1,516,123)
------------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets                                         (30,762,464)        (4,444,448)         5,007,043

Net assets at beginning of year                                            30,762,464         35,206,912         30,199,869
------------------------------------------------------------------------------------------------------------------------------

Net assets at end of year                                         $                 -         30,762,464         35,206,912
------------------------------------------------------------------------------------------------------------------------------






-----------------------------------------------------------------------------------------------------------------------

                                                               Neuberger & Berman Advisers Management Trust (continued)
                                                               --------------------------------------------------------
                                                                                        Bond
                                                                                      Portfolio
                                                                 ------------------------------------------------------
                                                                                        Year ended December 31,
                                                                           1997                1996               1995
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets From operations:
     Net investment income                                              450,958           1,079,940            747,631
     Net realized gain (loss)                                            12,018            (136,701)            45,793
     Unrealized appreciation (depreciation) on investments              (23,525)           (646,673)           816,276
-----------------------------------------------------------------------------------------------------------------------

Increase in net assets from operations                                  439,451             296,566          1,609,700
-----------------------------------------------------------------------------------------------------------------------

From capital transactions:
     Net premiums                                                         1,800                   -          4,761,820
     Transfers (to) from the general account of Life of Virginia:
         Death benefits                                                (196,037)           (225,838)            (7,505)
         Surrenders                                                    (508,821)           (366,908)          (522,591)
         Administrative expense (note 3)                                (15,911)            (24,278)           (37,167)
         Transfer gain (loss) and transfer fees                         (11,476)             (9,665)           (23,158)
         Capital contribution                                                 -                   -                  -
     Transfers (to) from the Guarantee Account (note 1)                 (86,454)            (92,797)           798,511
     Interfund transfers                                             (9,344,589)         (5,700,964)        (9,447,152)
-----------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from capital transactions         (10,161,488)         (6,420,450)        (4,477,242)
-----------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets                                    (9,722,037)         (6,123,884)        (2,867,542)

Net assets at beginning of year                                       9,722,037          15,845,921         18,713,463
-----------------------------------------------------------------------------------------------------------------------

Net assets at end of year                                                     -           9,722,037         15,845,921
-----------------------------------------------------------------------------------------------------------------------






------------------------------------------------------------------------------------------------------------------------

                                                                 Neuberger & Berman Advisers Management Trust (continued)
                                                                 -------------------------------------------------------
                                                                                          Growth
                                                                                        Portfolio
                                                                 -------------------------------------------------------
                                                                                          Year ended December 31,
                                                                              1997               1996              1995
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets From operations:
     Net investment income                                                 770,860          1,006,044           119,532
     Net realized gain (loss)                                            2,304,768            315,046           242,067
     Unrealized appreciation (depreciation) on investments                (880,241)          (363,320)        1,957,190
------------------------------------------------------------------------------------------------------------------------

Increase in net assets from operations                                   2,195,387            957,770         2,318,789
------------------------------------------------------------------------------------------------------------------------

From capital transactions:
     Net premiums                                                            6,456              4,370         2,833,430
     Transfers (to) from the general account of Life of Virginia:
         Death benefits                                                    (58,098)           (56,431)          (78,819)
         Surrenders                                                       (247,815)          (415,296)         (251,354)
         Administrative expense (note 3)                                   (22,353)           (25,172)          (23,723)
         Transfer gain (loss) and transfer fees                             (2,057)           (10,420)             (697)
         Capital contribution                                                    -                  -                 -
     Transfers (to) from the Guarantee Account (note 1)                          -            (14,970)           36,976
     Interfund transfers                                               (12,373,616)        (3,652,818)        1,961,133
------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from capital transactions            (12,697,483)        (4,170,737)        4,476,946
------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets                                      (10,502,096)        (3,212,967)        6,795,735

Net assets at beginning of year                                         10,502,096         13,715,063         6,919,328
------------------------------------------------------------------------------------------------------------------------

Net assets at end of year                                                        -         10,502,096        13,715,063
------------------------------------------------------------------------------------------------------------------------

LIFE OF VIRGINIA SEPARATE ACCOUNT 4



---------------------------------------------------------------------------------------------------------

                                                                         Federated Investors Insurance
                                                                                       Series
                                                                  ---------------------------------------
                                                                                     American
                                                                                      Leaders
                                                                                      Fund II
                                                                  ---------------------------------------


                                                                                             Period from
                                                                           Year ended     May 6, 1996 to
                                                                         December 31,       December 31,
                                                                                 1997               1996
---------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets From operations:
     Net investment income (expense)                              $               (86)             3,974
     Net realized gain                                                        544,140             29,680
     Unrealized appreciation (depreciation)
         on investments                                                     3,385,309            162,046
---------------------------------------------------------------------------------------------------------

Increase in net assets
      from operations                                                       3,929,363            195,700
---------------------------------------------------------------------------------------------------------
From capital transactions:
     Net premiums                                                          13,540,849          2,249,062
     Transfers (to) from the general account
          of Life of Virginia:
             Death benefits                                                   (91,917)                 -
             Surrenders                                                      (423,567)           (28,376)
             Administrative expense (note 3)                                  (11,789)              (522)
             Transfer gain (loss) and transfer fees                               791              4,221
     Transfers from the Guarantee Account (note 1)                          4,966,466            146,563
     Interfund transfers                                                    9,208,512          1,208,370
---------------------------------------------------------------------------------------------------------

Increase in net assets from capital transactions                           27,189,345          3,579,318
---------------------------------------------------------------------------------------------------------

Increase in net assets                                                     31,118,708          3,775,018

Net assets at beginning of period                                           3,775,018                  -
---------------------------------------------------------------------------------------------------------

Net assets at end of period                                       $        34,893,726          3,775,018
---------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------------------

                                                                                     Federated Investors Insurance
                                                                                             Series (continued)
                                                                 ----------------------------------------------------------
                                                                                        High Income
                                                                                          Bond
                                                                                         Fund II
                                                                 ----------------------------------------------------------

                                                                                                             Period from
                                                                                                             February 3,
                                                                        Year ended        Year ended            1995 to
                                                                       December 31,      December 31,       December 31,
                                                                              1997              1996               1995
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets From operations:
     Net investment income (expense)                                       827,322           491,956             38,880
     Net realized gain                                                     630,351            31,769              3,368
     Unrealized appreciation (depreciation)
         on investments                                                  1,256,745           424,014             26,388
---------------------------------------------------------------------------------------------------------------------------

Increase in net assets
      from operations                                                    2,714,418           947,739             68,636
---------------------------------------------------------------------------------------------------------------------------
From capital transactions:
     Net premiums                                                        9,254,617         4,468,263          1,448,946
     Transfers (to) from the general account
          of Life of Virginia:
             Death benefits                                               (120,443)          (42,084)                 -
             Surrenders                                                   (861,128)         (428,701)           (12,805)
             Administrative expense (note 3)                               (18,435)           (5,233)              (601)
             Transfer gain (loss) and transfer fees                         (2,424)              (43)             5,535
     Transfers from the Guarantee Account (note 1)                       4,882,888           670,397            200,240
     Interfund transfers                                                 5,675,771         6,113,878            235,916
---------------------------------------------------------------------------------------------------------------------------

Increase in net assets from capital transactions                        18,810,846        10,776,477          1,877,231
---------------------------------------------------------------------------------------------------------------------------

Increase in net assets                                                  21,525,264        11,724,216          1,945,867

Net assets at beginning of period                                       13,670,083         1,945,867                  -
---------------------------------------------------------------------------------------------------------------------------

Net assets at end of period                                             35,195,347        13,670,083          1,945,867
---------------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------

                                                                             Federated Investors Insurance
                                                                               Series (continued)
                                                                ------------------------------------------------------

                                                                                      Utility
                                                                                      Fund II
                                                                ------------------------------------------------------

                                                                                                          Period from
                                                                                                          January 27,
                                                                     Year ended         Year ended            1995 to
                                                                    December 31,      December 31,        December 31,
                                                                           1997               1996               1995
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets From operations:
     Net investment income (expense)                                    719,879            523,302            162,247
     Net realized gain                                                  731,431            336,527             90,613
     Unrealized appreciation (depreciation)
         on investments                                               4,302,272          1,113,241            914,307
-----------------------------------------------------------------------------------------------------------------------

Increase in net assets
      from operations                                                 5,753,582          1,973,070          1,167,167
-----------------------------------------------------------------------------------------------------------------------
From capital transactions:
     Net premiums                                                     3,510,754          7,032,730          4,723,697
     Transfers (to) from the general account
          of Life of Virginia:
             Death benefits                                             (63,646)          (172,666)                 -
             Surrenders                                              (1,420,075)          (708,499)          (150,715)
             Administrative expense (note 3)                            (32,050)           (25,376)            (7,470)
             Transfer gain (loss) and transfer fees                      (1,043)            11,752               (650)
     Transfers from the Guarantee Account (note 1)                    1,540,929          1,313,211            982,260
     Interfund transfers                                             (1,399,267)           830,436          5,539,763
-----------------------------------------------------------------------------------------------------------------------

Increase in net assets from capital transactions                      2,135,602          8,281,588         11,086,885
-----------------------------------------------------------------------------------------------------------------------

Increase in net assets                                                7,889,184         10,254,658         12,254,052

Net assets at beginning of period                                    22,508,710         12,254,052                  -
-----------------------------------------------------------------------------------------------------------------------

Net assets at end of period                                          30,397,894         22,508,710         12,254,052
-----------------------------------------------------------------------------------------------------------------------

LIFE OF VIRGINIA SEPARATE ACCOUNT 4


--------------------------------------------------------------------------------------------------------------------------------



                                                                                              Alger American
                                                                  --------------------------------------------------------------
                                                                                             Small
                                                                                              Cap
                                                                                           Portfolio
                                                                  --------------------------------------------------------------

                                                                                                                Period from
                                                                                                                 October 3,
                                                                           Year ended         Year ended             1995 to
                                                                           December 31,      December 31,        December 31,
                                                                                 1997               1996               1995
                                                                     -----------------------------------------------------------

Increase (decrease) in net assets From operations:
     Net investment income (expense)                              $         1,245,506           (308,795)            (9,745)
     Net realized gain (loss)                                                 411,624           (122,299)           (20,417)
     Unrealized appreciation (depreciation)
         on investments                                                     4,016,910            (80,937)           (25,048)
--------------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets
      from operations                                                       5,674,040           (512,031)           (55,210)
--------------------------------------------------------------------------------------------------------------------------------
From capital transactions:
     Net premiums                                                          12,048,925         25,934,981          3,369,922
     Transfers (to) from the general account
          of Life of Virginia:
             Death benefits                                                  (296,448)          (167,439)                 -
             Surrenders                                                    (1,974,869)          (837,016)           (18,166)
             Administrative expense (note 3)                                  (69,752)           (32,819)            (1,420)
             Transfer gain (loss) and transfer fees                            20,656            (18,410)             7,625
     Transfers from the Guarantee Account  (note 1)                         9,339,897          5,067,731            298,188
     Interfund transfers                                                    1,782,889         10,297,239          3,969,177
--------------------------------------------------------------------------------------------------------------------------------

Increase in net assets from capital transactions                           20,851,298         40,244,267          7,625,326
--------------------------------------------------------------------------------------------------------------------------------

Increase in net assets                                                     26,525,338         39,732,236          7,570,116

Net assets at beginning of period                                          47,302,352          7,570,116                  -
--------------------------------------------------------------------------------------------------------------------------------

Net assets at end of period                                       $        73,827,690         47,302,352          7,570,116
--------------------------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------------



                                                                                  Alger American
                                                                 ----------------------------------------------------

                                                                                     Growth
                                                                                    Portfolio
                                                                 ----------------------------------------------------

                                                                                                          Period from
                                                                                                           October 4,
                                                                     Year ended         Year ended            1995 to
                                                                   December 31,       December 31,       December 31,
                                                                           1997               1996               1995
                                                                 -----------------------------------------------------

Increase (decrease) in net assets From operations:
     Net investment income (expense)                                 (282,901)            309,982             (6,776)
     Net realized gain (loss)                                       3,954,588             315,644             (2,380)
     Unrealized appreciation (depreciation)
         on investments                                             8,095,163           2,224,353             27,240
----------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets
      from operations                                              11,766,850           2,849,979             18,084
----------------------------------------------------------------------------------------------------------------------
From capital transactions:
     Net premiums                                                  13,470,987          21,518,317          2,632,716
     Transfers (to) from the general account
          of Life of Virginia:
             Death benefits                                          (317,671)            (22,815)                 -
             Surrenders                                            (2,065,182)           (539,265)            (4,789)
             Administrative expense (note 3)                          (68,206)            (26,996)              (895)
             Transfer gain (loss) and transfer fees                  (390,379)            (32,858)             1,883
     Transfers from the Guarantee Account  (note 1)                 6,594,835           3,628,084            (47,006)
     Interfund transfers                                           (1,557,814)         11,823,073          2,922,881
----------------------------------------------------------------------------------------------------------------------

Increase in net assets from capital transactions                   15,666,570          36,347,540          5,504,790
----------------------------------------------------------------------------------------------------------------------

Increase in net assets                                             27,433,420          39,197,519          5,522,874

Net assets at beginning of period                                  44,720,393           5,522,874                  -
----------------------------------------------------------------------------------------------------------------------

Net assets at end of period                                        72,153,813          44,720,393          5,522,874
----------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------------------------



                                                                      PBHG Insurance Series Fund
                                                              ------------------------------------
                                                                          PBHG               PBHG
                                                                     Large Cap          Growth II
                                                                     Portfolio          Portfolio
                                                              ------------------------------------

                                                                   Period from         Period from
                                                                        May 1,              May 1,
                                                                       1997 to             1997 to
                                                                  December 31,        December 31,
                                                                          1997                1997
                                                              ------------------------------------

Increase (decrease) in net assets From operations:
     Net investment income (expense)                                   (17,112)           (30,512)
     Net realized gain (loss)                                           13,525              7,643
     Unrealized appreciation (depreciation)
         on investments                                                149,898            (89,829)
--------------------------------------------------------------------------------------------------

Increase (decrease) in net assets
      from operations                                                  146,311           (112,698)
--------------------------------------------------------------------------------------------------
From capital transactions:
     Net premiums                                                    1,239,113          3,502,382
     Transfers (to) from the general account
          of Life of Virginia:
             Death benefits                                               (715)                 -
             Surrenders                                                (12,383)           (53,142)
             Administrative expense (note 3)                              (684)            (1,455)
             Transfer gain (loss) and transfer fees                        865                787
     Transfers from the Guarantee Account  (note 1)                    610,146          1,108,447
     Interfund transfers                                             2,735,614          2,507,619
--------------------------------------------------------------------------------------------------

Increase in net assets from capital transactions                     4,571,956          7,064,638
--------------------------------------------------------------------------------------------------

Increase in net assets                                               4,718,267          6,951,940

Net assets at beginning of period                                            -                  -
--------------------------------------------------------------------------------------------------

Net assets at end of period                                          4,718,267          6,951,940
--------------------------------------------------------------------------------------------------

LIFE OF VIRGINIA SEPARATE ACCOUNT 4


--------------------------------------------------------------------------------------------------------------------------------

                                                                                           Janus Aspen Series
                                                                         -------------------------------------------------------
                                                                                               Aggressive
                                                                                                 Growth
                                                                                               Portfolio
                                                                         ----------------------------------------------------

                                                                                              Year ended
                                                                                            December 31,
                                                                              1997                  1996             1995
----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets From operations:
    Net investment income (expense)                                   $    (1,187,720)         (124,804)         237,054
    Net realized gain                                                       6,675,700         3,422,984        1,735,504
    Unrealized appreciation (depreciation) on investments                   5,540,954           109,555        7,840,280
----------------------------------------------------------------------------------------------------------------------------

Increase in net assets from operations                                     11,028,934         3,407,735        9,812,838
----------------------------------------------------------------------------------------------------------------------------

From capital transactions:
    Net premiums                                                           11,681,150        17,880,226       16,756,982
    Transfers (to) from the general account of Life of Virginia:
       Death benefits                                                        (427,386)         (394,284)         (86,506)
       Surrenders                                                          (2,997,601)       (2,851,517)      (1,216,524)
       Administrative expense (note 3)                                       (120,078)         (112,813)         (73,928)
       Transfer gain (loss) and transfer fees                                 (19,458)          (40,003)          38,529
    Transfers (to) from the Guarantee Account (note 1)                      4,987,441         3,328,781        2,434,875
    Interfund transfers                                                    (2,281,417)        8,025,078        7,553,096
----------------------------------------------------------------------------------------------------------------------------

Increase in net assets from capital transactions                           10,822,651        25,835,468       25,406,524
----------------------------------------------------------------------------------------------------------------------------

Increase in net assets                                                     21,851,585        29,243,203       35,219,362

Net assets at beginning of year                                            83,963,537        54,720,334       19,500,972
----------------------------------------------------------------------------------------------------------------------------

Net assets at end of year                                             $   105,815,122        83,963,537       54,720,334
----------------------------------------------------------------------------------------------------------------------------






----------------------------------------------------------------------------------------------------------------------------------

                                                                                         Janus Aspen Series (continued)
                                                                  ----------------------------------------------------------------

                                                                                               Growth
                                                                                             Portfolio
                                                                  ----------------------------------------------------------------

                                                                                               Year ended
                                                                                               December 31,
                                                                                 1997                  1996                  1995
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets From operations:
    Net investment income (expense)                                         3,288,014             1,820,512             1,088,723
    Net realized gain                                                       9,346,395             4,286,543             1,220,855
    Unrealized appreciation (depreciation) on investments                  23,212,981            11,457,707            11,886,046
----------------------------------------------------------------------------------------------------------------------------------

Increase in net assets from operations                                     35,847,390            17,564,762            14,195,624
----------------------------------------------------------------------------------------------------------------------------------

From capital transactions:
    Net premiums                                                           30,338,859            35,456,497            20,907,687
    Transfers (to) from the general account of Life of Virginia:
       Death benefits                                                      (1,849,634)             (483,092)             (292,563)
       Surrenders                                                          (9,041,380)           (3,747,509)           (1,304,563)
       Administrative expense (note 3)                                       (280,500)             (199,595)             (125,440)
       Transfer gain (loss) and transfer fees                                (152,642)             (208,664)              (42,445)
    Transfers (to) from the Guarantee Account (note 1)                     16,216,500             7,027,293             2,397,459
    Interfund transfers                                                     1,293,752            11,381,396            14,146,981
----------------------------------------------------------------------------------------------------------------------------------

Increase in net assets from capital transactions                           36,524,955            49,226,326            35,687,116
----------------------------------------------------------------------------------------------------------------------------------

Increase in net assets                                                     72,372,345            66,791,088            49,882,740

Net assets at beginning of year                                           151,696,572            84,905,484            35,022,744
----------------------------------------------------------------------------------------------------------------------------------

Net assets at end of year                                                 224,068,917           151,696,572            84,905,484
----------------------------------------------------------------------------------------------------------------------------------




---------------------------------------------------------------------------------------------------------------------------------

                                                                                         Janus Aspen Series
                                                                -----------------------------------------------------------------
                                                                                            Worldwide
                                                                                             Growth
                                                                                            Portfolio
                                                                  ---------------------------------------------------------------

                                                                                               Year ended
                                                                                             December 31,
                                                                               1997                  1996                 1995
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets From operations:
    Net investment income (expense)                                         834,801                676,021              (252,038)
    Net realized gain                                                    11,585,008              5,069,677               439,501
    Unrealized appreciation (depreciation) on investments                32,530,512             18,944,795             9,549,318
---------------------------------------------------------------------------------------------------------------------------------

Increase in net assets from operations                                   44,950,321             24,690,493             9,736,781
---------------------------------------------------------------------------------------------------------------------------------

From capital transactions:
    Net premiums                                                         77,908,754             45,862,046            14,202,159
    Transfers (to) from the general account of Life of Virginia:
       Death benefits                                                      (916,155)              (407,146)             (146,748)
       Surrenders                                                        (9,754,795)            (2,394,900)           (1,173,774)
       Administrative expense (note 3)                                     (346,218)              (172,873)              (87,512)
       Transfer gain (loss) and transfer fees                              (116,774)              (183,599)              (23,608)
    Transfers (to) from the Guarantee Account (note 1)                   30,845,279              8,313,366             1,874,804
    Interfund transfers                                                  25,144,972             42,049,450             7,110,222
---------------------------------------------------------------------------------------------------------------------------------

Increase in net assets from capital transactions                        122,765,063             93,066,344            21,755,543
---------------------------------------------------------------------------------------------------------------------------------

Increase in net assets                                                  167,715,384            117,756,837            31,492,324

Net assets at beginning of year                                         177,410,698             59,653,861            28,161,537
---------------------------------------------------------------------------------------------------------------------------------

Net assets at end of year                                               345,126,082            177,410,698            59,653,861
---------------------------------------------------------------------------------------------------------------------------------


LIFE OF VIRGINIA SEPARATE ACCOUNT 4



-----------------------------------------------------------------------------------------------------------------------------

                                                                      Janus Aspen Series (continued)
                                                            -----------------------------------------------------------------

                                                                                    Balanced
                                                                                   Portfolio
                                                            --------------------------------------------------------------
                                                                                                               Period from
                                                                                                               October 11,
                                                                   Year ended            Year ended                1995 to
                                                                 December 31,          December 31,           December 31,
                                                                         1997                  1996                   1995
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets From operations:
    Net investment income (expense)                        $       931,355                 170,096                 10,290
    Net realized gain                                            1,239,519                 122,576                  9,364
    Unrealized appreciation (depreciation) on investments        4,013,343                 920,620                 37,909
-----------------------------------------------------------------------------------------------------------------------------

Increase in net assets from operations                           6,184,217               1,213,292                 57,563
-----------------------------------------------------------------------------------------------------------------------------

From capital transactions:
    Net premiums                                                15,654,806               8,643,527                619,039
    Transfers (to) from the general account of
      Life of Virginia:
       Death benefits                                              (98,529)                (37,496)                     -
       Surrenders                                               (1,560,191)               (271,087)               (61,992)
       Administrative expense (note 3)                             (34,113)                 (7,301)                  (379)
       Transfer gain (loss) and transfer fees                      (11,920)                  5,413                   (240)
    Transfer (to) from the Guarantee Account (note 1)            6,551,408               1,091,622                210,233
    Interfund transfers                                         34,492,843               3,850,513              1,147,007
-----------------------------------------------------------------------------------------------------------------------------

Increase in net assets from capital transactions                54,994,304              13,275,191              1,913,668
-----------------------------------------------------------------------------------------------------------------------------

Increase in net assets                                          61,178,521              14,488,483              1,971,231

Net assets at beginning of period                               16,459,714               1,971,231                      -
-----------------------------------------------------------------------------------------------------------------------------

Net assets at end of period                                $    77,638,235              16,459,714              1,971,231
-----------------------------------------------------------------------------------------------------------------------------




---------------------------------------------------------------------------------------------------------------------------------

                                                                             Janus Aspen Series (continued)
                                                                   --------------------------------------------------------------
                                                                                         Flexible
                                                                                          Income
                                                                                        Portfolio
                                                                   --------------------------------------------------------------
                                                                                                                 Period from
                                                                                                                 October 13,
                                                                      Year ended            Year ended               1995 to
                                                                    December 31,          December 31,          December 31,
                                                                            1997                  1996                  1995
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets From operations:
    Net investment income (expense)                                      578,869               248,378                19,153
    Net realized gain                                                     86,470                 4,524                    29
    Unrealized appreciation (depreciation) on investments                269,390                68,898                (2,240)
---------------------------------------------------------------------------------------------------------------------------------

Increase in net assets from operations                                   934,729               321,800                16,942
---------------------------------------------------------------------------------------------------------------------------------

From capital transactions:
    Net premiums                                                       3,465,715             2,591,080               312,671
    Transfers (to) from the general account of Life of Virginia:
       Death benefits                                                    (55,866)                    -                     -
       Surrenders                                                       (425,891)              (29,518)                 (451)
       Administrative expense (note 3)                                    (8,897)               (2,717)                 (111)
       Transfer gain (loss) and transfer fees                              1,786                  (413)                  179
    Transfer (to) from the Guarantee Account (note 1)                  3,010,637               345,536                41,646
    Interfund transfers                                                2,406,219               992,086               419,589
---------------------------------------------------------------------------------------------------------------------------------

Increase in net assets from capital transactions                       8,393,703             3,896,054               773,523
---------------------------------------------------------------------------------------------------------------------------------

Increase in net assets                                                 9,328,432             4,217,854               790,465

Net assets at beginning of period                                      5,008,319               790,465                     -
---------------------------------------------------------------------------------------------------------------------------------

Net assets at end of period                                           14,336,751             5,008,319               790,465
---------------------------------------------------------------------------------------------------------------------------------





-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                Janus Aspen Series (continued)
                                                                      -------------------------------------------------------------
                                                                                          International                    Capital
                                                                                              Growth                  Appreciation
                                                                                            Portfolio                    Portfolio
                                                                      ---------------------------------------   -------------------
                                                                                                 Period from           Period from
                                                                                                 May 3, 1996           May 2, 1997
                                                                              Year ended                  to                    to
                                                                            December 31,        December 31,          December 31,
                                                                                    1997                1996                  1997
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets From operations:
    Net investment income (expense)                                          (167,651)                 9,055                (1,544)
    Net realized gain                                                       3,329,942                187,391                31,894
    Unrealized appreciation (depreciation) on investments                   1,235,644                586,615                12,182
-----------------------------------------------------------------------------------------------------------------------------------

Increase in net assets from operations                                      4,397,935                783,061                42,532
-----------------------------------------------------------------------------------------------------------------------------------

From capital transactions:
    Net premiums                                                           19,031,016              4,654,797               720,613
    Transfers (to) from the general account of Life of Virginia:
       Death benefits                                                        (197,552)                     -                     -
       Surrenders                                                          (1,293,141)               (51,116)              (37,177)
       Administrative expense (note 3)                                        (39,068)                (3,441)                 (826)
       Transfer gain (loss) and transfer fees                                  24,476                  3,766               (33,752)
    Transfer (to) from the Guarantee Account (note 1)                       8,279,728                935,954               446,414
    Interfund transfers                                                    10,950,154              7,189,157             1,531,771
-----------------------------------------------------------------------------------------------------------------------------------

Increase in net assets from capital transactions                           36,755,613             12,729,117             2,627,043
-----------------------------------------------------------------------------------------------------------------------------------

Increase in net assets                                                     41,153,548             13,512,178             2,669,575

Net assets at beginning of period                                          13,512,178                      -                     -
-----------------------------------------------------------------------------------------------------------------------------------

Net assets at end of period                                                54,665,726             13,512,178             2,669,575
-----------------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.

LIFE OF VIRGINIA SEPARATE ACCOUNT 4

Notes to Financial Statements

December 31, 1997

================================================================================



   (1)   Description of Entity

         Life of Virginia Separate Account 4 (the Account) is a separate investment account established in 1987 by The Life Insurance Company of Virginia (Life of Virginia) under the laws of the Commonwealth of Virginia. The Account operates as a unit investment trust under the Investment Company Act of 1940. The Account is used to fund certain benefits for flexible premium variable deferred annuity life insurance policies issued by Life of Virginia. The Life Insurance Company of Virginia is a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871. Eighty percent of the capital stock of Life of Virginia is owned by General Electric Capital Assurance Corporation. The remaining 20% is owned by GE Financial Assurance Holdings, Inc. General Electric Capital Assurance Corporation and GE Financial Assurance Holdings, Inc. are indirectly, wholly-owned subsidiaries of General Electric Capital ("GE Capital"). GE Capital, a diversified financial services company, is a wholly-owned subsidiary of General Electric Company (GE), a New York corporation. Prior to April 1, 1996, Life of Virginia was an indirect wholly-owned subsidiary of Aon Corporation (Aon).

         In May 1997, seven new investment subdivisions were added to the Account, for both Type I and II policies. The Growth & Income Portfolio and Growth Opportunities Portfolio each invest solely in a designated portfolio of the Variable Insurance Products Fund III. The Global Income Fund and the Value Equity Fund each invest solely in a designated portfolio of the GE Investments Funds, Inc. The Capital Appreciation Portfolio invests solely in a designated portfolio of the Janus Aspen Series. The Growth II Portfolio and the Large Cap Growth Portfolio each invest solely in a designated portfolio of the PBHG Insurance Series Fund. All designated portfolios described above are series type mutual funds.

         During 1997, the Life of Virginia Series Fund, Inc. changed its name to the GE Investments Funds, Inc. As a result the Life of Virginia Series Funds, Inc.--Common Stock Index, Government Securities, Money Market, Total Return, International Equity and Real Estate Securities Portfolios were renamed the GE Investments Funds, Inc.--S&P 500 Index, Government Securities, Money Market, Total Return, International Equity and Real Estate Securities Funds, respectively. On December 12, 1997, the Account added the GE Investments Funds, Inc.--Income Fund as a new investment subdivision and made the following substitutions of shares held by the investment subdivisions:

LIFE OF VIRGINIA SEPARATE ACCOUNT 4

Notes to Financial Statements



================================================================



   (1)   Continued


           Before the Substitution                               After the Substitution

           Shares of Money Market Portfolio -                    Shares of Money Market Fund -
           Variable Insurance Products Fund                      GE Investments Funds, Inc.

           Shares of Money Fund -                                Shares of Money Market Fund -
           Oppenheimer Variable Account Funds                    GE Investments Funds, Inc.

           Shares of Bond  Portfolio -                           Shares of Income Fund Neuberger & Berman -
           Advisers Management Trust                             GE Investments Funds, Inc.

           Shares of High Income Portfolio -                     Shares of High Income Fund -
           Variable Insurance Products Fund                      Oppenheimer Variable Account Funds

           Shares of Growth Portfolio -                          Shares of Growth Portfolio -
           Neuberger & Berman Advisers Management Trust          Variable Insurance Products Fund

           Shares of Balanced Portfolio -                        Shares of Balanced Portfolio -
           Neuberger & Berman Advisers Management Trust          Janus Aspen Series

         The foregoing substitutions were carried out pursuant to an order of the Securities and Exchange Commission (Commission) issued on December 11, 1997, with the approval of any necessary department of insurance. The effect of such a share substitution was to replace certain portfolios of Variable Insurance Products Fund, Oppenheimer Variable Account Funds, GE Investments Funds, Inc., and Neuberger & Berman Advisers Management Trust with those of GE Investments Funds, Inc., Oppenheimer Variable Account Funds, Variable Insurance Products Fund, and Janus Aspen Series as investment options.

   (1)   Continued

         In May 1996, two new investment subdivisions were added to the Account, for both Type I and II policies. One of these subdivisions, the International Growth Portfolio, invests solely in a designated portfolio of the Janus Aspen Series, a series type mutual fund. The other new subdivision, the American Leaders Fund II, invests solely in a designated portfolio of the Federated Investors Insurance Series, a series type mutual fund.

         During 1995, nine new investment subdivisions were added to the Account, for both Type I and Type II policies. The Utility Fund II and High Income Bond Fund II each invest solely in a designated portfolio of the Federated Investors Insurance Series, a series type mutual fund. The Contrafund Portfolio invests solely in a designated portfolio of the Variable Insurance Products Fund II, a series type mutual fund. The International Equity Portfolio and the Real Estate Securities Portfolio each invest solely in a designated portfolio of GE Investments Funds, Inc., a series type mutual fund. The Balanced Portfolio and Flexible Income Portfolio each invest solely in a designated portfolio of the Janus Aspen Series, a series type mutual fund. The Growth Portfolio and Small Cap Portfolio each invest solely in a designated portfolio of the Alger American Fund, a series type mutual fund.

         In November 1995, six subdivisions were closed to new money for both Type I and Type II policies. For each policy type, three of these subdivisions, the Balanced Portfolio, Bond Portfolio, and Growth Portfolio each invest solely in a designated portfolio of the Advisers Management Trust, a series type mutual fund. The fourth and fifth closed subdivisions, the Money Market Portfolio and High Income Portfolio, each invest solely in a designated portfolio of the Variable Insurance Products Fund, a series type mutual fund. The sixth closed subdivision, the Money Fund, invests solely in a designated portfolio of the Oppenheimer Variable Account Funds, a series type mutual fund.

         Policyowners may transfer cash values between the Account's portfolios and the Guarantee Account that is part of the general account of Life of Virginia. Amounts transferred to the Guarantee Account earn interest at the interest rate in effect at the time of such transfer and remain in effect for one year, after which a new rate may be declared.

   (2)   Summary of Significant Accounting Policies

         Unit Classes

         There are two unit classes included in the Account. Type I units are sold under policy form P1140 and P1141. Type II units are sold under policy forms P1142, P1142N and P1143. Type II unit sales began in the third quarter of 1994.

         Investments

         Investments are stated at fair value which is based on the underlying net asset value per share of the respective portfolios or funds. Purchases and sales of investments are recorded on the trade date and income distributions are recorded on the ex-dividend date. Realized gains and losses on investments are determined on the average cost basis. The units and unit values are disclosed as of the last business day in the applicable year or period.

  (2)   Continued

         The aggregate cost of investments acquired and the aggregate proceeds of investments sold, for the year or period ended December 31, 1997 were:

                                                   Cost of         Proceeds
                                                    Shares             from
Fund/Portfolio                                    Acquired      Shares Sold
----------------------------------------------------------------------------

GE Investments Funds, Inc.:
     S&P 500 Index                        $    132,222,938       31,818,054
     Government Securities                      10,499,388       23,055,080
     Money Market                              887,060,254      868,724,486
     Total Return                               30,724,166       10,679,067
     International Equity                       18,393,561       11,389,194
     Real Estate Securities                     43,204,050       16,152,111
     Global Income                               6,336,231          187,733
     Value Equity                               17,622,017        3,137,116
     Income                                     25,679,422        3,310,006

Oppenheimer Variable Account Funds:
     Money                                         314,112        3,030,625
     Bond                                       16,807,159        9,544,382
     Capital Appreciation                       93,466,672       56,992,604
     Growth                                     85,183,495       31,490,581
     High Income                                95,915,615       36,944,770
     Multiple Strategies                        23,819,771       11,316,157

Variable Insurance Products Fund:
     Money Market                                1,556,148       23,557,498
     High Income                                 3,620,650       30,349,068
     Equity - Income                           220,439,185       93,043,056
     Growth                                     83,553,084       68,794,613
     Overseas                                   72,741,759       71,928,713

Variable Insurance Products Fund II:
     Asset Manager                              85,456,484       70,466,360
     Contrafund                                118,473,800       55,310,933

Variable Insurance Products Fund III:
     Growth & Income                            18,484,934        3,417,350
     Growth Opportunities                       17,590,719        1,681,206
----------------------------------------------------------------------------

  (2)   Continued



                                                    Cost of         Proceeds
                                                     Shares             from
Fund/Portfolio                                     Acquired      Shares Sold
-----------------------------------------------------------------------------

Neuberger & Berman Advisers
  Management Trust:
     Balanced                             $       2,635,418       36,069,865
     Bond                                         1,856,865       11,649,317
     Growth                                         977,918       12,925,079

Federated Investors Insurance Series:
     American Leaders II                         32,823,606        5,793,581
     High Income Bond II                         38,421,195       18,759,547
     Utility                                     10,012,564        7,198,898
     II

Alger American:
     Small Cap                                   46,888,772       24,542,187
     Growth                                      46,869,978       31,444,158

PBHG Insurance Series Fund:
     PBHG Large Cap Growth                        6,296,317        1,710,929
     PBHG Growth II                               7,969,729        1,120,679

Janus Aspen Series:
     Aggressive Growth                           99,975,217       90,226,548
     Growth                                      86,207,354       46,144,088
     Worldwide Growth                           183,578,974       59,756,806
     Balanced                                    67,917,334       11,980,846
     Flexible Income                             12,301,658        3,313,161
     International Growth                        94,751,055       54,755,744
     Capital Appreciation                         5,675,613        3,007,685
-----------------------------------------------------------------------------




         Capital Transactions

         The increase (decrease) in outstanding units for Type I and Type II from capital transactions for the years or periods ended December 31, 1997, 1996 and 1995 are as follows:

LIFE OF VIRGINIA SEPARATE ACCOUNT 4

Notes to Financial Statements


(2)      Continued


                                                                       GE Investments Funds, Inc.
                                                 -----------------------------------------------------------------------------

                                                   S&P 500    Government       Money        Total  International   Real Estate
                                                     Index    Securities      Market       Return         Equity    Securities
Type I Units                                          Fund          Fund        Fund         Fund           Fund          Fund

---------------------------------------------------------------------------------------------------------------------------------

Units outstanding at December 31, 1994             297,274       384,930     484,719      666,497              -            -

    Net premiums                                    37,545         7,450     265,952       38,485          5,889        3,842
    Transfers (to) from the
         general account of Life of Virginia:
             Death benefits                         (3,332)       (2,593)       (365)      (8,225)          (201)        (130)
             Surrenders                            (11,616)      (27,386)   (138,205)     (30,218)          (166)         (82)
             Administrative expenses                  (991)         (994)     (1,241)      (1,911)           (64)         (27)
    Transfers (to)/from the Guarantee Account       17,804           (78)    347,444        6,958          8,347        6,278
    Interfund transfers                            142,337        67,621     (64,330)      73,915        101,757       13,762
---------------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in units
    from capital transactions                      181,747        44,020     409,255       79,004        115,562       23,643
---------------------------------------------------------------------------------------------------------------------------------

Units outstanding at December 31, 1995             479,021       428,950     893,974      745,501        115,562       23,643

    Net premiums                                    34,082        36,100     706,581       33,745         22,527       14,587
    Transfers (to) from the
         general account of Life of Virginia:
             Death benefits                         (1,231)         (163)    (16,043)      (6,096)             -            -
             Surrenders                            (22,370)      (25,884)   (412,885)     (31,853)        (5,008)      (1,361)
             Administrative expenses                (1,347)       (1,204)     (4,925)      (2,175)          (446)        (192)
    Transfers (to)/from the Guarantee Account       37,400         4,534     358,505        1,905         22,249       21,124
    Interfund transfers                             54,702        62,264   1,023,952      (32,962)        52,528      147,118
---------------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in units
    from capital transactions                      101,236        75,647   1,655,185      (37,436)        91,850      181,276
---------------------------------------------------------------------------------------------------------------------------------

Units outstanding at December 31, 1996             580,257       504,597   2,549,159      708,065        207,412      204,919

    Net premiums                                    43,467         2,027     273,183       24,404       (153,291)     215,116
    Transfers (to) from the
         general account of Life of Virginia:
             Death benefits                         (2,505)       (3,654)    (88,771)      (5,480)             -            -
             Surrenders                            (34,875)      (27,521)   (773,658)     (56,645)       494,961     (112,838)
             Administrative expenses                (1,886)         (938)     (6,382)      (1,805)        20,280       (5,712)
    Transfers (to)/from the Guarantee Account       41,669         9,540     304,035        5,882       (736,706)     208,742
    Interfund transfers                            292,720      (484,051)  1,254,694      (42,593)     1,380,146      875,079
---------------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in units
    from capital transactions                      338,590      (504,597)    963,101      (76,237)     1,005,390    1,180,387
---------------------------------------------------------------------------------------------------------------------------------

Units outstanding at December 31, 1997             918,847             -   3,512,260      631,828      1,212,802    1,385,306
---------------------------------------------------------------------------------------------------------------------------------




                                                   GE Investments Funds, Inc.              Oppenheimer Variable Account Funds
                                               -----------------------------------     -------------------------------------------

                                                    Global                                                   Capital
                                                    Income  Value Equity    Income     Money        Bond   Appreciation   Growth
Type I Units                                          Fund        Fund        Fund      Fund        Fund        Fund        Fund
----------------------------------------------------------------------------------     -------------------------------------------

Units outstanding at December 31, 1994                   -           -           -   549,261     967,029   2,708,957     734,287

    Net premiums                                         -           -           -    36,722     (11,303)    222,696    (521,582)
    Transfers (to) from the
         general account of Life of Virginia:
             Death benefits                              -           -           -         -         263     (31,865)     48,092
             Surrenders                                  -           -           -   (38,250)      5,282    (311,147)    564,254
             Administrative expenses                     -           -           -      (910)        309     (13,475)     27,690
    Transfers (to)/from the Guarantee Account            -           -           -   (33,828)     (4,115)     27,379     (11,025)
    Interfund transfers                                  -           -           -  (230,533)     (4,765)     45,448     144,969
----------------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in units
    from capital transactions                            -           -           -  (266,799)    (14,329)    (60,964)    252,398
----------------------------------------------------------------------------------------------------------------------------------

Units outstanding at December 31, 1995                   -           -           -   282,462     952,700   2,647,993     986,685

    Net premiums                                         -           -           -         -      (4,744)   (181,755)    267,359
    Transfers (to) from the
         general account of Life of Virginia:
             Death benefits                              -           -           -    (1,782)      2,016      44,441     (29,174)
             Surrenders                                  -           -           -   (16,283)      7,728     332,700    (364,042)
             Administrative expenses                     -           -           -      (531)        407      14,718     (16,121)
    Transfers (to)/from the Guarantee Account            -           -           -    (4,896)     (7,110)   (185,173)    105,286
    Interfund transfers                                  -           -           -   (96,465)     (9,728)     53,131     240,629
----------------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in units
    from capital transactions                            -           -           -  (119,957)    (11,431)     78,062     203,937
----------------------------------------------------------------------------------------------------------------------------------

Units outstanding at December 31, 1996                   -           -           -   162,505     941,269   2,726,055   1,190,622

    Net premiums                                    15,669      30,034         595         -      12,729      48,378      50,650
    Transfers (to) from the
         general account of Life of Virginia:
             Death benefits                              -           -           -         -      (4,708)     (2,476)     (1,990)
             Surrenders                             (2,874)     (1,979)     (5,500)   (5,366)   (114,775)   (146,760)    (99,247)
             Administrative expenses                  (489)       (345)       (199)     (298)     (2,868)     (6,721)     (2,955)
    Transfers (to)/from the Guarantee Account      131,841      33,741           -         -      30,993      33,837      40,477
    Interfund transfers                            372,751     418,170   1,300,742  (156,841)     66,990     (60,894)    114,256
----------------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in units
    from capital transactions                      516,898     479,621   1,295,638  (162,505)    (11,639)   (134,636)    101,191
----------------------------------------------------------------------------------------------------------------------------------

Units outstanding at December 31, 1997             516,898     479,621   1,295,638         -     929,630   2,591,419   1,291,813
----------------------------------------------------------------------------------------------------------------------------------




(2)      Continued

                                                   Oppenheimer Variable
                                                      Account Funds                      Variable Insurance Products Fund
                                                 ----------------------- ----------------------------------------------------------

                                                      High    Multiple       Money        High     Equity-
                                                    Income  Strategies      Market      Income      Income     Growth    Overseas
Type I Units                                          Fund        Fund   Portfolio   Portfolio   Portfolio  Portfolio   Portfolio
-----------------------------------------------  ---------------------------------------------------------------------------------
Units outstanding at December 31, 1994           1,125,497   1,797,950   4,123,571     804,420   5,088,608  4,641,036   5,128,595

    Net premiums                                    44,999      65,632     730,434      85,480     485,381    247,726     200,203
    Transfers (to) from the
         general account of Life of Virginia:
             Death benefits                           (296)     (9,569)      8,759      (5,083)    (26,937)   (11,327)    (22,477)
             Surrenders                            (12,636)    (95,101)   (323,643)    (42,301)   (295,625)  (179,497)   (183,059)
             Administrative expenses                (1,249)     (5,559)     (8,471)     (2,631)    (16,777)   (12,038)    (12,905)
    Transfers (to)/from the Guarantee Account       10,579      (3,036)     36,658      35,020     214,956     67,303     (35,433)
    Interfund transfers                             96,818      12,445  (2,144,243)     83,390   1,492,501    433,983    (566,178)
-----------------------------------------------  ---------- ----------------------------------------------------------------------

Net increase (decrease) in units
    from capital transactions                      138,215     (35,188) (1,700,506)    153,875   1,853,499    546,150    (619,849)
-----------------------------------------------  ---------- ----------------------------------------------------------------------

Units outstanding at December 31, 1995           1,263,712   1,762,762   2,423,065     958,295   6,942,107  5,187,186   4,508,746

    Net premiums                                    15,693      26,028       8,114     (11,013)    209,607    133,676     102,472
    Transfers (to) from the
         general account of Life of Virginia:
             Death benefits                           (411)    (15,299)    (26,867)          -     (39,084)   (25,152)    (17,537)
             Surrenders                            (23,047)    (88,160)   (136,342)    (64,247)   (314,228)  (232,300)   (188,428)
             Administrative expenses                (1,163)     (4,615)     (4,247)     (2,193)    (16,695)   (13,593)    (11,116)
    Transfers (to)/from the Guarantee Account       13,792      26,304     (46,251)     (1,584)    129,570     60,757      48,453
    Interfund transfers                             89,651     (66,358) (1,024,299)   (147,328)    (63,823)  (278,909)   (373,467)
-----------------------------------------------  ---------- ----------------------------------------------------------------------

Net increase (decrease) in units
    from capital transactions                       94,515    (122,100) (1,229,892)   (226,365)    (94,653)  (355,521)   (439,623)
-----------------------------------------------  ---------- ----------------------------------------------------------------------

Units outstanding at December 31, 1996           1,358,227   1,640,662   1,193,173     731,930   6,847,454  4,831,665   4,069,123

    Net premiums                                    44,846      26,455      (2,769)          -     132,909     46,481      33,637
    Transfers (to) from the
         general account of Life of Virginia:
             Death benefits                         (6,846)     (7,589)     (3,458)     (2,224)    (25,251)   (14,556)    (15,035)
             Surrenders                            (87,976)   (127,118)    (72,594)    (65,456)   (376,813)  (325,620)   (189,716)
             Administrative expenses                (3,299)     (4,137)     (2,380)     (1,503)    (17,119)   (12,146)     (9,227)
    Transfers (to)/from the Guarantee Account       54,141      17,555      (1,822)       (257)     81,689     26,348      10,283
    Interfund transfers                            510,750       7,721  (1,110,150)   (662,490)    (53,531)   (84,347)   (500,805)
-----------------------------------------------  ---------- ----------------------------------------------------------------------

Net increase (decrease) in units
    from capital transactions                      511,616     (87,113) (1,193,173)   (731,930)   (258,116)  (363,840)   (670,863)
-----------------------------------------------  ---------- ----------------------------------------------------------------------

Units outstanding at December 31, 1997           1,869,843   1,553,549           -           -   6,589,338  4,467,825   3,398,260
-----------------------------------------------  ---------- ----------------------------------------------------------------------



(2)      Continued

                                          Variable Insurance Products  Variable Insurance Products
                                                      Fund II                   Fund III             Advisers Management Trust
                                         ----------------------------  ---------------------------  -------------------------------

                                                    Asset               Growth &        Growth
                                                  Manager  Contrafund     Income    Opportunities  Balanced       Bond      Growth
Type I Units                                    Portfolio   Portfolio  Portfolio     Portfolio    Portfolio  Portfolio   Portfolio
---------------------------------------------------------------------------------------------------------------------------------
Units outstanding at December 31, 1994         27,382,848          -        -            -        2,303,795  1,644,509    619,834

    Net premiums                                  387,499    582,483        -            -           19,872   (319,688)   (14,507)
    Transfers (to) from the
         general account of Life of Virginia:
             Death benefits                      (158,949)    (1,220)       -            -             (260)    29,267      4,454
             Surrenders                        (1,411,202)   (39,641)       -            -          (16,268)    86,040     50,773
             Administrative expenses              (74,816)    (3,373)       -            -           (1,256)     8,665      2,990
    Transfers (to)/from the Guarantee Account    (514,204)    257,604       -            -           22,814     19,812     13,112
    Interfund transfers                        (3,617,814)  1,639,032       -            -         (302,761)  (529,362)    79,845
---------------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in units
    from capital transactions                  (5,389,486)  2,434,885       -            -         (277,859)  (705,266)   136,667
---------------------------------------------------------------------------------------------------------------------------------

Units outstanding at December 31, 1995         21,993,362   2,434,885       -            -        2,025,936    939,243    756,501

    Net premiums                                  164,394     191,853       -            -           -             692        -
    Transfers (to) from the
         general account of Life of Virginia:
             Death benefits                      (142,857)    (14,740)      -            -          (13,542)      (625)   (7,106)
             Surrenders                        (1,189,857)   (156,723)      -            -          (19,441)   (46,729)  (82,100)
             Administrative expenses              (60,017)     (7,215)      -            -           (1,491)    (2,782)   (3,304)
    Transfers (to)/from the Guarantee Account      (9,338)    168,994       -            -           (6,661)    (1,863)   (1,563)
    Interfund transfers                        (1,775,712)    480,447       -            -         (300,225)  (348,334) (131,122)
---------------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in units
    from capital transactions                  (3,013,387)    662,616       -            -         (341,360)  (399,641) (225,195)
--------------------------------------------------------------------------------------------------------------------------------

Units outstanding at December 31, 1996         18,979,975   3,097,501       -            -        1,684,576    539,602   531,306

    Net premiums                                  152,156     110,477     41,831        30,072         (343)       141       348
    Transfers (to) from the
         general account of Life of Virginia:
             Death benefits                       (89,850)     (9,932)      -              -         (4,573)   (13,722)   (3,133)
             Surrenders                        (1,096,143)   (211,184)      (813)       (5,989)    (131,590)   (27,704)  (10,160)
             Administrative expenses              (52,182)     (7,854)      (183)         (318)      (3,702)    (1,043)   (1,125)
    Transfers (to)/from the Guarantee Account      25,895     101,581     19,562        24,545       (9,256)      (144)       -
    Interfund transfers                          (818,341)    215,612    233,932       293,107   (1,535,112)  (497,130) (517,236)
---------------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in units
    from capital transactions                  (1,878,465)    198,700    294,329       341,417   (1,684,576)  (539,602) (531,306)
---------------------------------------------------------------------------------------------------------------------------------

Units outstanding at December 31, 1997         17,101,510   3,296,201    294,329       341,417        -           -         -
---------------------------------------------------------------------------------------------------------------------------------



(2)    Continued

                                                    Federated Investors Insurance                            PBHG Insurance
                                                                Series               Alger American            Series Fund
                                                ---------------------------------  ---------------------  --------------------
                                                  American        High
                                                   Leaders      Income                                   Large Cap
                                                 Portfolio       Bonds     Utility Small Cap     Growth     Growth   Growth II
Type I Units                                       Fund II     Fund II     Fund II Portfolio  Portfolio  Portfolio   Portfolio
------------------------------------------------------------------------------------------------------------------------------

Units outstanding at December 31, 1994                   -           -           -          -          -          -          -

    Net premiums                                         -       6,661      74,380     67,353     46,215          -          -
    Transfers (to) from the
         general account of Life of Virginia:
             Death benefits                              -           -           -          -          -          -          -
             Surrenders                                  -         (60)       (682)      (606)      (423)         -          -
             Administrative expenses                     -         (15)       (144)      (147)       (90)         -          -
    Transfers (to)/from the Guarantee Account            -       1,534     126,922      8,574      4,799          -          -
    Interfund transfers                                  -      32,694     339,152    330,617    210,724          -          -
------------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in units
    from capital transactions                            -      40,814     539,628    405,791    261,225          -          -
------------------------------------------------------------------------------------------------------------------------------

Units outstanding at December 31, 1995                   -      40,814     539,628    405,791    261,225          -          -

    Net premiums                                     6,132      11,997      34,892    260,309    140,387          -          -
    Transfers (to) from the
         general account of Life of Virginia:
             Death benefits                              -      (1,489)    (13,689)   (10,458)         -          -          -
             Surrenders                               (234)     (8,472)    (35,752)   (35,446)   (31,027)         -          -
             Administrative expenses                   (47)       (273)     (1,868)    (2,659)    (2,129)         -          -
    Transfers (to)/from the Guarantee Account        1,547      23,451      31,866    150,713    122,150          -          -
    Interfund transfers                             68,264     145,478      (9,854)   571,403    700,068          -          -
------------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in units
    from capital transactions                       75,662     170,692       5,595    933,862    929,449          -          -
------------------------------------------------------------------------------------------------------------------------------

Units outstanding at December 31, 1996              75,662     211,506     545,223  1,339,653  1,190,674          -          -

    Net premiums                                    35,396      49,848       7,670    694,521     66,490      1,019     17,111
    Transfers (to) from the
         general account of Life of Virginia:
             Death benefits                              -        (469)       (853)   (42,319)    (2,907)         -          -
             Surrenders                             (1,961)    (14,353)    (38,555)(1,148,701)   (80,029)       (92)       (49)
             Administrative expenses                  (502)       (718)     (1,375)   (36,907)    (3,546)       (32)      (101)
    Transfers (to)/from the Guarantee Account       24,074      50,940       9,699    749,029      2,066      2,432      1,623
    Interfund transfers                            228,950     159,370     (36,477)  (230,206)  (150,234)    52,670     58,027
------------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in units
    from capital transactions                      285,957     244,618     (59,891)   (14,583)  (168,160)    55,997     76,611
------------------------------------------------------------------------------------------------------------------------------

Units outstanding at December 31, 1997             361,619     456,124     485,332  1,325,070  1,022,514     55,997     76,611
------------------------------------------------------------------------------------------------------------------------------



(2)      Continued


                                                                            Janus Aspen Series
                                            ----------------------------------------------------------------------------------

                                           Aggressive                                      Flexible International       Capital
                                               Growth     Growth   Worldwide   Balanced      Income        Growth  Appreciation
Type I Units                                Portfolio  Portfolio   Portfolio  Portfolio   Portfolio     Portfolio     Portfolio
----------------------------------------------------------------------------------------------------------------------------

Units outstanding at December 31, 1994           1,272,142   3,183,404   2,247,224          -           -          -            -

    Net premiums                                    41,540     495,631     154,654     47,108         369          -            -
    Transfers (to) from the
         general account of Life of Virginia:
             Death benefits                              -      (8,424)     (9,493)    (2,123)          -          -            -
             Surrenders                            (37,096)   (129,651)    (38,101)   (16,212)         (8)         -            -
             Administrative expenses                  (196)     (9,290)     (4,194)    (1,376)        (11)         -            -
    Transfers (to)/from the Guarantee Account       90,712     109,046      25,268      9,645       2,769          -            -
    Interfund transfers                            598,635     792,010     381,858     74,930      35,960          -            -
----------------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in units
    from capital transactions                      693,595   1,249,322     509,992    111,972      39,079          -            -
----------------------------------------------------------------------------------------------------------------------------------

Units outstanding at December 31, 1995           1,965,737   4,432,726   2,757,216    111,972      39,079          -            -

    Net premiums                                     1,581   1,661,740     880,684     49,343       4,021        34,924         -
    Transfers (to) from the
         general account of Life of Virginia:
             Death benefits                              -    (181,059)    (51,566)    (2,953)          -           -           -
             Surrenders                               (429) (2,320,448)   (739,842)   (15,986)     (1,075)       (1,689)        -
             Administrative expenses                   (22)   (113,310)    (48,025)    (1,541)       (194)         (301)        -
    Transfers (to)/from the Guarantee Account        1,256   1,066,999     455,640     26,519      11,223        37,626         -
    Interfund transfers                              7,695     217,761     916,700    191,453      64,966       403,878         -
----------------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in units
    from capital transactions                       10,081     331,683   1,413,591    246,835      78,941       474,438         -
----------------------------------------------------------------------------------------------------------------------------------

Units outstanding at December 31, 1996           1,975,818   4,764,409   4,170,807    358,807     118,020       474,438         -

    Net premiums                                    55,368     109,351     257,478     32,492       8,506        99,898     2,452
    Transfers (to) from the
         general account of Life of Virginia:
             Death benefits                         (1,972)    (66,404)     (7,323)         -           -           -           -
             Surrenders                            (87,614)   (321,901)   (229,991)   (34,024)    (17,779)      (40,170)   (1,327)
             Administrative expenses                (4,772)    (11,195)    (12,079)    (1,430)       (403)       (2,200)      (58)
    Transfers (to)/from the Guarantee Account       29,407      64,006     148,276     55,427      78,205        64,693       344
    Interfund transfers                           (148,659)    (32,501)    611,104  2,070,280      94,329       408,010    47,846
----------------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in units
    from capital transactions                     (158,242)   (258,644)    767,465   2,122,745    162,858       530,231    49,257
----------------------------------------------------------------------------------------------------------------------------------

Units outstanding at December 31, 1997           1,817,576   4,505,765   4,938,272   2,481,552    280,878     1,004,669    49,257
----------------------------------------------------------------------------------------------------------------------------------

LIFE OF VIRGINIA SEPARATE ACCOUNT 4

Notes to Financial Statements


------------------------------------------------------------------------------

(2)      Continued


                                                                         GE Investments Funds, Inc.
                                                 -----------------------------------------------------------------------------

                                                    S&P 500     Government       Money       Total   International Real Estate
                                                      Index     Securities      Market      Return       Equity     Securities
Type II Units                                          Fund           Fund        Fund        Fund         Fund           Fund
------------------------------------------------------------------------------------------------------------------------------

Units outstanding at December 31, 1994               10,408            889      75,600      12,498            -              -

    Net premiums                                    287,747         94,804   3,703,628     189,643       26,411         23,750
    Transfers (to) from the
         general account of Life of Virginia:
             Death benefits                          (3,020)             -           -        (523)           -              -
             Surrenders                              (1,937)        (2,139)    (17,008)     (2,245)         (10)           (23)
             Administrative expenses                    (18)            (6)        (18)        (12)          (1)             -
    Transfers (to)/from the Guarantee Account        12,961          3,954      18,590      12,174        1,577            324
    Interfund transfers                              93,868         56,254  (2,272,432)     41,049       19,067         10,426
------------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in units
    from capital transactions                       389,601        152,867   1,432,760     240,086       47,044         34,477
------------------------------------------------------------------------------------------------------------------------------

Units outstanding at December 31, 1995              400,009        153,756   1,508,360     252,584       47,044         34,477

    Net premiums                                    647,438        194,563  10,719,294     345,169      204,787        214,051
    Transfers (to) from the
         general account of Life of Virginia:
             Death benefits                          (1,638)        (4,586)    (41,657)       (930)        (313)             -
             Surrenders                             (17,183)        (4,362)   (189,358)    (11,361)      (4,056)        (1,826)
             Administrative expenses                   (290)          (130)       (792)       (196)         (80)           (43)
    Transfers (to)/from the Guarantee Account        78,749          3,809     (49,295)     38,959       26,698         19,914
    Interfund transfers                             155,417        (66,854) (8,053,173)     35,026       58,323        162,396
------------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in units
    from capital transactions                       862,493        122,440   2,385,019     406,667      285,359        394,492
------------------------------------------------------------------------------------------------------------------------------

Units outstanding at December 31, 1996            1,262,502        276,196   3,893,379     659,251      332,403        428,969

    Net premiums                                  1,106,640         58,332   7,321,970     188,455      143,803        604,427
    Transfers (to) from the
         general account of Life of Virginia:
             Death benefits                         (46,669)             -     (31,824)     (4,811)        (188)        (1,092)
             Surrenders                             (61,683)       (10,472)   (497,702)    (40,510)     (16,180)       (24,343)
             Loans                                        -              -           -           -            -              -
             Administrative expenses                 (1,001)          (115)     (2,877)       (508)        (358)          (445)
    Transfers (to)/from the Guarantee Account       376,140         37,807     406,500      93,000       69,865        236,279
    Interfund transfers                             389,211       (361,748) (6,108,959)     33,268       85,065        234,452
------------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in units
    from capital transactions                     1,762,638       (276,196)  1,087,108     268,894      282,007      1,049,278
------------------------------------------------------------------------------------------------------------------------------

Units outstanding at December 31, 1997            3,025,140              -   4,980,487     928,145      614,410      1,478,247
------------------------------------------------------------------------------------------------------------------------------

(2)      Continued


                                                       GE Investments Funds, Inc.
                                                 ---------------------------------------

                                                       Global
                                                       Income  Value Equity     Income
Type II Units                                            Fund        Fund         Fund
----------------------------------------------------------------------------------------

Units outstanding at December 31, 1994                      -           -            -

    Net premiums                                            -           -            -
    Transfers (to) from the
         general account of Life of Virginia:
             Death benefits                                 -           -            -
             Surrenders                                     -           -            -
             Administrative expenses                        -           -            -
    Transfers (to)/from the Guarantee Account               -           -            -
    Interfund transfers                                     -           -            -
----------------------------------------------------------------------------------------

Net increase (decrease) in units
    from capital transactions                               -           -            -
----------------------------------------------------------------------------------------

Units outstanding at December 31, 1995                      -           -            -

    Net premiums                                            -           -            -
    Transfers (to) from the
         general account of Life of Virginia:
             Death benefits                                 -           -            -
             Surrenders                                     -           -            -
             Administrative expenses                        -           -            -
    Transfers (to)/from the Guarantee Account               -           -            -
    Interfund transfers                                     -           -            -
----------------------------------------------------------------------------------------

Net increase (decrease) in units
    from capital transactions                               -           -            -
----------------------------------------------------------------------------------------

Units outstanding at December 31, 1996                      -           -            -

    Net premiums                                       19,022     242,987        1,357
    Transfers (to) from the
         general account of Life of Virginia:
             Death benefits                                 -        (153)           -
             Surrenders                                  (487)     (5,196)        (415)
             Loans                                          -           -            -
             Administrative expenses                       (8)        (28)         (42)
    Transfers (to)/from the Guarantee Account          19,733     146,978        5,210
    Interfund transfers                                41,030     346,028      897,139
----------------------------------------------------------------------------------------

Net increase (decrease) in units
    from capital transactions                          79,290     730,616      903,249
----------------------------------------------------------------------------------------

Units outstanding at December 31, 1997                 79,290     730,616      903,249
----------------------------------------------------------------------------------------


(2)      Continued


                                                                    Oppenheimer Variable Account Funds
                                                 -------------------------------------------------------------------------

                                                                               Capital                  High     Multiple
                                                      Money         Bond  Appreciation    Growth      Income   Strategies
Type II Units                                          Fund         Fund          Fund      Fund        Fund         Fund
---------------------------------------------------------------------------------------------------------------------------

Units outstanding at December 31, 1994               50,143       11,655      68,052      12,276      77,818       26,302

    Net premiums                                     54,745      214,451     355,504     325,547     366,507      185,233
    Transfers (to) from the
         general account of Life of Virginia:
             Death benefits                               -         (219)       (166)       (229)          -       (1,207)
             Surrenders                                (652)      (5,734)     (5,891)     (3,339)     (1,757)      (2,408)
             Administrative expenses                    (31)         (49)        (30)        (68)        (24)         (36)
    Transfers (to)/from the Guarantee Account        (4,360)      13,097      21,250      28,166      20,898       17,850
    Interfund transfers                             (41,682)      42,279     143,860      61,411      97,702       30,947
---------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in units
    from capital transactions                         8,020      263,825     514,527     411,488     483,326      230,379
---------------------------------------------------------------------------------------------------------------------------

Units outstanding at December 31, 1995               58,163      275,480     582,579     423,764     561,144      256,681

    Net premiums                                         70      307,614   1,152,800     440,344     922,316      383,300
    Transfers (to) from the
         general account of Life of Virginia:
             Death benefits                               -       (3,625)    (23,778)     (2,446)    (14,183)      (3,190)
             Surrenders                              (1,020)     (13,875)    (34,224)     (9,335)    (24,799)     (11,252)
             Administrative expenses                     (6)        (160)       (668)       (213)       (520)        (329)
    Transfers (to)/from the Guarantee Account          (156)      32,015     169,506      50,413      94,808       45,770
    Interfund transfers                             (33,183)     109,648     275,079     189,075     176,989       77,022
---------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in units
    from capital transactions                       (34,295)     431,617   1,538,715     667,838   1,154,611      491,321
---------------------------------------------------------------------------------------------------------------------------

Units outstanding at December 31, 1996               23,868      707,097   2,121,294   1,091,602   1,715,755      748,002

    Net premiums                                         30      167,289     713,649     880,279     703,696      349,189
    Transfers (to) from the
         general account of Life of Virginia:
             Death benefits                               -       (8,306)    (10,958)     (8,211)    (16,328)      (5,971)
             Surrenders                                (202)     (30,599)    (79,872)    (48,836)   (109,043)     (55,647)
             Loans                                        -            -           -           -           -            -
             Administrative expenses                     (5)        (513)     (1,748)       (951)     (1,245)        (701)
    Transfers (to)/from the Guarantee Account             -      156,266     369,347     337,722     379,179      151,804
    Interfund transfers                             (23,691)       2,783      64,736     210,754     262,960       13,450
---------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in units
    from capital transactions                       (23,868)     286,920   1,055,154   1,370,757   1,219,219      452,124
---------------------------------------------------------------------------------------------------------------------------

Units outstanding at December 31, 1997                    -      994,017   3,176,448   2,462,359   2,934,974    1,200,126
---------------------------------------------------------------------------------------------------------------------------

(2)      Continued

                                                                   Variable Insurance Product Funds
                                                 -------------------------------------------------------------

                                                      Money         High     Equity-
                                                     Market       Income      Income      Growth     Overseas
Type II Units                                     Portfolio    Portfolio   Portfolio   Portfolio    Portfolio
--------------------------------------------------------------------------------------------------------------

Units outstanding at December 31, 1994              450,740       56,076     276,392     141,845      197,672

    Net premiums                                  1,923,388      288,601   2,285,441   1,079,779      464,979
    Transfers (to) from the
         general account of Life of Virginia:
             Death benefits                          (1,352)      (1,092)       (898)       (663)     (12,509)
             Surrenders                             (10,590)      (7,686)    (33,936)    (16,831)     (10,082)
             Administrative expenses                   (211)         (53)       (378)       (170)        (235)
    Transfers (to)/from the Guarantee Account       (48,336)       9,984     165,649      72,558       71,820
    Interfund transfers                          (1,333,295)     149,732     427,705     248,497      117,726
--------------------------------------------------------------------------------------------------------------

Net increase (decrease) in units
    from capital transactions                       529,604      439,486   2,843,583   1,383,170      631,699
--------------------------------------------------------------------------------------------------------------

Units outstanding at December 31, 1995              980,344      495,562   3,119,975   1,525,015      829,371

    Net premiums                                        138            -   3,158,538   1,222,269      521,600
    Transfers (to) from the
         general account of Life of Virginia:
             Death benefits                          (5,285)      (1,518)    (43,181)    (21,919)     (11,961)
             Surrenders                             (18,734)     (18,658)   (134,965)    (50,499)     (31,329)
             Administrative expenses                   (323)        (228)     (2,658)     (1,349)        (733)
    Transfers (to)/from the Guarantee Account           (31)      (3,382)    402,673     186,018      127,385
    Interfund transfers                            (659,500)    (168,501)    541,485     167,039      123,110
--------------------------------------------------------------------------------------------------------------

Net increase (decrease) in units
    from capital transactions                      (683,735)    (192,287)  3,921,892   1,501,559      728,072
--------------------------------------------------------------------------------------------------------------

Units outstanding at December 31, 1996              296,609      303,275   7,041,867   3,026,574    1,557,443

    Net premiums                                        931          306   2,260,371     504,224      230,215
    Transfers (to) from the
         general account of Life of Virginia:
             Death benefits                          (9,387)        (206)    (70,511)    (17,520)     (11,283)
             Surrenders                              (6,379)     (17,828)   (310,722)   (121,652)     (59,094)
             Loans                                        -            -           -           -            -
             Administrative expenses                   (179)        (172)     (5,614)     (2,437)      (1,374)
    Transfers (to)/from the Guarantee Account             -         (595)    959,930     232,691      169,290
    Interfund transfers                            (281,595)    (284,780)    198,852      (7,282)    (122,609)
--------------------------------------------------------------------------------------------------------------

Net increase (decrease) in units
    from capital transactions                      (296,609)    (303,275)  3,032,306     588,024      205,145
--------------------------------------------------------------------------------------------------------------

Units outstanding at December 31, 1997                    -            -  10,074,173   3,614,598    1,762,588
--------------------------------------------------------------------------------------------------------------


(2)      Continued


                                                Variable Insurance        Variable Insurance
                                                 Products  Fund II         Products Fund III         Advisers Management Trust
                                               --------------------   -------------------------  --------------------------------

                                                  Asset                 Growth &         Growth
                                                Manager  Contrafund       Income  Opportunities    Balanced         Bond    Growth
Type II Units                                 Portfolio   Portfolio    Portfolio      Portfolio   Portfolio    Portfolio Portfolio
---------------------------------------------------------------------------------------------------------------------------------

Units outstanding at December 31, 1994          450,885           -            -           -        22,065       83,962    13,906

    Net premiums                                902,148   1,499,030            -           -       199,692      240,461   167,067
    Transfers (to) from the
         general account of Life of Virginia:
             Death benefits                     (13,552)       (200)           -           -             -            -    (1,865)
             Surrenders                         (26,495)    (14,316)           -           -        (2,564)      (2,394)   (1,381)
             Administrative expenses               (510)        (43)           -           -           (46)         (47)      (47)
    Transfers (to)/from the Guarantee Account    88,564     128,048            -           -         6,725       11,012    19,747
    Interfund transfers                          68,627     395,429            -           -       (34,434)      65,282    12,482
---------------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in units
    from capital transactions                 1,018,782   2,007,948            -           -       169,373      314,314   196,003
---------------------------------------------------------------------------------------------------------------------------------

Units outstanding at December 31, 1995        1,469,667   2,007,948            -           -       191,438      398,276   209,909

    Net premiums                                640,444   2,595,994            -           -             -         (252)        -
    Transfers (to) from the
         general account of Life of Virginia:
             Death benefits                     (19,704)    (23,500)           -           -        (1,089)      (8,981)   (1,419)
             Surrenders                         (67,829)    (72,281)           -           -        (2,814)      (3,959)   (6,733)
             Administrative expenses             (1,135)     (2,159)           -           -          (103)        (315)     (174)
    Transfers (to)/from the Guarantee Account   117,636     428,333            -           -             -          120         -
    Interfund transfers                         109,440     559,664            -           -       (44,480)    (127,260)  (46,447)
---------------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in units
    from capital transactions                   778,852   3,486,051            -           -       (48,486)    (140,647)  (54,773)
---------------------------------------------------------------------------------------------------------------------------------

Units outstanding at December 31, 1996        2,248,519   5,493,999            -           -       142,952      257,629   155,136

    Net premiums                                317,380   2,003,590      452,458     553,737            25            -         -
    Transfers (to) from the
         general account of Life of Virginia:
             Death benefits                     (14,483)    (32,105)        (176)       (968)       (2,194)      (1,620)        -
             Surrenders                        (101,528)   (196,054)      (9,166)     (9,539)      (10,921)     (12,250)   (3,242)
             Loans                                    -           -            -           -             -            -         -
             Administrative expenses             (1,272)     (4,990)         (79)        (66)         (108)        (204)      (81)
    Transfers (to)/from the Guarantee Account   132,093   1,027,864      208,287     207,607          (601)      (6,721)        -
    Interfund transfers                          98,224     303,373      324,762     298,769      (129,153)    (236,834) (151,813)
---------------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in units
    from capital transactions                   430,414   3,101,678      976,086   1,049,540      (142,952)    (257,629) (155,136)
-----------------------------------------------------------------------------------------------------------------------------------

Units outstanding at December 31, 1997        2,678,933   8,595,677      976,086   1,049,540           -            -           -
-----------------------------------------------------------------------------------------------------------------------------------


(2)      Continued

                                                       Federated Investors Insurance
                                                                  Series
                                                     -----------------------------------
                                                       American        High
                                                        Leaders      Income
                                                      Portfolio       Bonds     Utility
Type II Units                                           Fund II     Fund II     Fund II
----------------------------------------------------------------------------------------

Units outstanding at December 31, 1994                        -           -           -

    Net premiums                                              -     112,682     377,786
    Transfers (to) from the
         general account of Life of Virginia:
             Death benefits                                   -           -           -
             Surrenders                                       -        (398)     (2,336)
             Administrative expenses                          -           -         (32)
    Transfers (to)/from the Guarantee Account                 -       4,581      19,944
    Interfund transfers                                       -       6,287      68,114
----------------------------------------------------------------------------------------

Net increase (decrease) in units
    from capital transactions                                 -     123,152     463,476
----------------------------------------------------------------------------------------

Units outstanding at December 31, 1995                        -     123,152     463,476

    Net premiums                                        208,871     343,618     543,077
    Transfers (to) from the
         general account of Life of Virginia:
             Death benefits                                   -      (1,859)     (3,067)
             Surrenders                                  (2,478)    (25,640)    (28,920)
             Administrative expenses                         (2)       (143)       (566)
    Transfers (to)/from the Guarantee Account            12,459      29,882      81,126
    Interfund transfers                                  46,982     340,979      75,307
----------------------------------------------------------------------------------------

Net increase (decrease) in units
    from capital transactions                           265,832     686,837     666,957
----------------------------------------------------------------------------------------

Units outstanding at December 31, 1996                  265,832     809,989   1,130,433

    Net premiums                                        998,765     599,938     229,931
    Transfers (to) from the
         general account of Life of Virginia:
             Death benefits                              (7,020)     (7,987)     (3,557)
             Surrenders                                 (30,390)    (46,149)    (62,619)
             Loans                                            -           -           -
             Administrative expenses                       (399)       (579)       (981)
    Transfers (to)/from the Guarantee Account           355,249     292,000      95,492
    Interfund transfers                                 474,654     239,675     (62,998)
----------------------------------------------------------------------------------------

Net increase (decrease) in units
    from capital transactions                         1,790,859   1,076,898     195,268
----------------------------------------------------------------------------------------

Units outstanding at December 31, 1997                2,056,691   1,886,887   1,325,701
----------------------------------------------------------------------------------------

(2)      Continued

                                                                                PBHG Insurance
                                                         Alger American          Series Fund          Janus Aspen Series
                                                      -------------------------------------------   ----------------------

                                                                            Large Cap               Aggressive
                                                      Small Cap      Growth    Growth  Growth II        Growth      Growth
Type II Units                                         Portfolio   Portfolio Portfolio  Portfolio     Portfolio   Portfolio
--------------------------------------------------------------------------------------------------------------------------

Units outstanding at December 31, 1994                        -           -         -          -       169,799     159,068

    Net premiums                                        291,288     228,664         -          -       781,202   1,408,112
    Transfers (to) from the
         general account of Life of Virginia:
             Death benefits                                   -           -         -          -             -      (2,390)
             Surrenders                                  (1,324)        (74)        -          -          (487)    (24,299)
             Administrative expenses                         (2)         (3)        -          -           (77)       (303)
    Transfers (to)/from the Guarantee Account            23,122      (9,752)        -          -        84,482     173,800
    Interfund transfers                                  88,174      93,176                            216,085     161,652
--------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in units
    from capital transactions                           401,258     312,011         -          -     1,081,205   1,716,572
--------------------------------------------------------------------------------------------------------------------------

Units outstanding at December 31, 1995                  401,258     312,011         -          -     1,251,004   1,875,640

    Net premiums                                      2,385,857   1,979,744         -          -     1,109,539   1,939,884
    Transfers (to) from the
         general account of Life of Virginia:
             Death benefits                              (6,505)     (2,249)        -          -        (5,075)    (28,847)
             Surrenders                                 (49,583)    (21,913)        -          -       (20,314)   (111,109)
             Administrative expenses                       (658)       (517)        -          -          (141)     (2,321)
    Transfers (to)/from the Guarantee Account           364,980     234,626         -          -        99,771     288,072
    Interfund transfers                                 472,803     460,475         -          -       227,267     921,603
--------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in units
    from capital transactions                         3,166,894   2,650,166         -          -     1,411,047   3,007,282
--------------------------------------------------------------------------------------------------------------------------

Units outstanding at December 31, 1996                3,568,152   2,962,177         -          -     2,662,051   4,882,922

    Net premiums                                      1,139,813   1,030,593   108,061    306,146       608,750   1,633,216
    Transfers (to) from the
         general account of Life of Virginia:
             Death benefits                             (25,827)    (23,277)      (63)         -       (22,328)    (36,365)
             Surrenders                                 (95,915)   (104,485)     (998)    (4,853)      (80,725)   (180,611)
             Loans                                            -           -         -          -             -           -
             Administrative expenses                     (3,710)     (2,759)      (28)       (35)       (1,935)     (4,325)
    Transfers (to)/from the Guarantee Account           865,037     527,894    51,297    100,624       253,985     867,094
    Interfund transfers                                 197,908      (9,957)  188,564    174,128        22,869     108,967
--------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in units
    from capital transactions                         2,077,306   1,418,009   346,833    576,010       780,616   2,387,976
--------------------------------------------------------------------------------------------------------------------------

Units outstanding at December 31, 1997                5,645,458   4,380,186   346,833    576,010     3,442,667   7,270,898
--------------------------------------------------------------------------------------------------------------------------


(2)      Continued


                                                                           Janus Aspen Series
                                                   ------------------------------------------------------------------

                                                                                Flexible  International     Capital
                                                       Worldwide    Balanced      Income      Growth      Appreciation
Type II Units                                          Portfolio   Portfolio   Portfolio   Portfolio      Portfolio
----------------------------------------------------------------------------------------------------------------------

Units outstanding at December 31, 1994                   117,700           -           -           -              -

    Net premiums                                         873,533      55,928      30,062           -              -
    Transfers (to) from the
         general account of Life of Virginia:
             Death benefits                                 (786)        (74)          -           -              -
             Surrenders                                  (10,106)       (831)        (36)          -              -
             Administrative expenses                        (144)        (10)          -           -              -
    Transfers (to)/from the Guarantee Account             88,410       6,328       1,290           -              -
    Interfund transfers                                  158,463      12,197       4,956           -
---------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in units
    from capital transactions                          1,109,370      73,538      36,272           -              -
---------------------------------------------------------------------------------------------------------------------

Units outstanding at December 31, 1995                 1,227,070      73,538      36,272           -              -

    Net premiums                                       2,853,570     547,525     240,317     388,753              -
    Transfers (to) from the
         general account of Life of Virginia:
             Death benefits                              (26,212)     (1,525)          -           -              -
             Surrenders                                  (94,535)    (10,808)     (1,714)     (2,959)             -
             Administrative expenses                      (2,275)       (267)        (63)        (11)             -
    Transfers (to)/from the Guarantee Account            475,568      75,940      21,420      47,466              -
    Interfund transfers                                  713,001     308,093      28,937     249,356              -
---------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in units
    from capital transactions                          3,919,117     918,958     288,897     682,605              -
---------------------------------------------------------------------------------------------------------------------

Units outstanding at December 31, 1996                 5,146,187     992,496     325,169     682,605              -

    Net premiums                                       3,372,062   1,117,148     284,347   1,872,823         55,458
    Transfers (to) from the
         general account of Life of Virginia:
             Death benefits                              (35,456)     (7,246)     (4,723)    (15,267)             -
             Surrenders                                 (228,974)    (78,945)    (17,933)    (60,571)        (1,630)
             Loans                                             -           -           -           -              -
             Administrative expenses                      (4,300)     (1,005)       (342)       (863)            (7)
    Transfers (to)/from the Guarantee Account          1,289,775     423,506     175,029     576,462         35,560
    Interfund transfers                                  572,391     358,481     107,542     446,411         74,169
---------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in units
    from capital transactions                          4,965,498   1,811,939     543,920   2,818,995        163,550
---------------------------------------------------------------------------------------------------------------------

Units outstanding at December 31, 1997                10,111,685   2,804,435     869,089   3,501,600        163,550
---------------------------------------------------------------------------------------------------------------------


  (2)   Continued

         Federal Income Taxes

         The Account is not taxed separately because the operations of the Account are part of the total operations of Life of Virginia. Life of Virginia is taxed as a life insurance company under the Internal Revenue Code (the Code). Life of Virginia is included in the General Electric Capital Assurance Company consolidated federal income tax return. The Account will not be taxed as a regulated investment company under subchapter M of the Code. Under existing federal income tax law, no taxes are payable on the investment income or on the capital gains of the Account.

         Use of Estimates

         Financial  statements  prepared in conformity  with generally  accepted
         accounting   principles   require  management  to  make  estimates  and
         assumptions that affect amounts and disclosures reported therein. Actual results could differ from those estimates.


   (3)   Related Party Transactions

         Net premiums transferred from Life of Virginia to the Account represent gross premiums recorded by Life of Virginia on its flexible premium variable deferred annuity products, less deductions retained as compensation for premium taxes. For policies issued on or after May 1, 1993, the deduction for premium taxes will be deferred until surrender. For Type I policies, during the first ten years following a premium payment, a charge of .20% of the premium payment is deducted monthly from the policy Account values to reimburse Life of Virginia for certain distribution expenses. In addition, a charge is imposed on full and certain partial surrenders that occur within six years of any premium payment (seven years for certain Type II policies) to cover certain expenses relating to the sale of a policy. Subject to certain limitations, the charge equals 6% (or less) of the premium surrendered, depending on the time between premium payment and surrender.

         Life of Virginia will deduct a charge of $30 per year and $25 plus .15% per year from the policy account values for certain administrative expenses incurred for policy Type I and Type II, respectively. For Type II policies, the $25 charge may be waived if the account value is greater than $75,000. In addition, Life of Virginia charges the Account 1.15% and 1.25% on policy Type I and Type II, respectively, for the mortality and expense risk

   (3)   Continued

         that Life of Virginia assumes. Administrative expenses as well as mortality and risk charges are deducted daily and reflect the effective annual rates.

         GE Investments Funds, Inc. (the Fund) is an open-end diversified management investment company.

         Capital Brokerage Corporation, an affiliate of Life of Virginia, is a Washington Corporation registered with the Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. Capital Brokerage Corporation also serves as principal underwriter for variable life insurance policies issued by Life of Virginia.

         GE Investment Management Incorporated (Investment Advisor), a wholly-owned subsidiary of GE, currently serves as investment advisor to GE Investments Funds, Inc. As compensation for its services, the Investment Advisor is paid an investment advisory fee by the Fund based on the average daily net assets at an effective annual rate of .35% for the S&P 500 Index Fund, .10% for the Government Securities Fund, .50% for the Money Market and Total Return Funds, 1.00% for the International Equity Fund and .85% for the Real Estate Securities Fund. Prior to May 1, 1997, Aon Advisors, Inc. served as investment advisor to the Fund and was subject to the same compensation arrangement as GE Investment Management Incorporated.

         Certain officers and directors of Life of Virginia are also officers and directors of Capital Brokerage Corporation.

===============================================================================

LIFE OF VIRGINIA SEPARATE ACCOUNT 4

Table of Contents

For the six months ended June 30, 1998

------------------------------------------------------------------------------

                                                                          Page

Financial Statements:
(Unaudited)

    Statements of Assets and Liabilities..................................1
    Statements of Operations..............................................6
    Statements of Changes in Net Assets..................................11

Notes to Financial Statements............................................16
(Unaudited)
------------------------------------------------------------------------------

LIFE OF VIRGINIA SEPARATE ACCOUNT 4

STATEMENTS OF ASSETS AND LIABILITIES
As of June 30, 1998
(Unaudited)

-----------------------------------------------------------------------------------------------------------------------------------

                                                                                   GE Investments Funds, Inc.
                                                                    ---------------------------------------------------------------
                                                                           S&P 500           Money         Total     International
                                                                             Index          Market        Return            Equity
Assets                                                                        Fund            Fund          Fund              Fund
-----------------------------------------------------------------------------------------------------------------------------------
Investment in GE Investments Funds, Inc., at
 fair value (note 2):
       S&P 500 Index Fund (10,284,007 shares;
          cost - $198,174,450)                                    $    232,418,549               -             -                 -
       Money Market Fund (154,109,227 shares;
          cost - $154,100,833)                                                   -     154,109,227             -                 -
       Total Return Portolio (3,693,287 shares;
          cost - $53,201,733)                                                    -               -    54,143,581                 -
       International Equity Fund (2,126,245 shares;
          cost - $24,653,464)                                                    -               -             -        27,258,457
       Real Estate Securities Fund (3,814,516 shares;
          cost - $54,504,205)                                                    -               -             -                 -
       Global Income Fund (698,009 shares; cost - $7,016,256)                    -               -             -                 -
       Value Equity Fund (2,288,523 shares; cost - $30,674,282)                  -               -             -                 -
       Income Fund (1,967,316 shares; cost  $23,916,240)                         -               -             -                 -
       U.S. Equity Fund (4,601 shares; cost  $145,444)                           -               -             -                 -
Receivable from affiliate (note 3)                                         152,808               -        42,899            12,531
Receivable for units sold                                                  489,768      19,902,737       134,869            25,354
-----------------------------------------------------------------------------------------------------------------------------------

Total assets                                                      $    233,061,125     174,011,964    54,321,349        27,296,342
-----------------------------------------------------------------------------------------------------------------------------------

Liabilities
-----------------------------------------------------------------------------------------------------------------------------------

Accrued expenses payable to affiliate (note 3)                             631,052         934,185       140,684            32,813
Payable for units withdrawn                                                      -               -             -                 -
-----------------------------------------------------------------------------------------------------------------------------------

Total liabilities                                                          631,052         934,185       140,684            32,813
-----------------------------------------------------------------------------------------------------------------------------------

Net assets                                                        $    232,430,073     173,077,779    54,180,665        27,263,529
-----------------------------------------------------------------------------------------------------------------------------------

Analysis of net assets:
    Attributable to:
       Variable deferred annuity contractholders                       232,430,073     173,077,779    54,180,665        11,752,485
       The Life Insurance Company of Virginia                                    -               -             -        15,511,044
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets                                                             232,430,073     173,077,779    54,180,665        27,263,529
-----------------------------------------------------------------------------------------------------------------------------------
Outstanding units:  Type I (note 2)                                      1,018,776       5,392,814       597,294         1,188,615
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value per unit:  Type I                                            46.31           15.08         31.95             14.95
-----------------------------------------------------------------------------------------------------------------------------------
Outstanding units:  Type II (note 2)                                     4,103,912       6,241,778     1,126,714           637,164
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value per unit:  Type II                                           45.14           14.70         31.15             14.90
-----------------------------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------------------------

                                                                                   GE Investments Funds, Inc.
                                                           -----------------------------------------------------------------------
                                                              Real Estate         Global         Value                        U.S.
                                                               Securities         Income        Equity        Income       Equity
Assets                                                               Fund           Fund          Fund          Fund         Fund
----------------------------------------------------------------------------------------------------------------------------------
Investment in GE Investments Funds, Inc., at
 fair value (note 2):
       S&P 500 Index Fund (10,284,007 shares;
          cost - $198,174,450)                                          -              -             -             -            -
       Money Market Fund (154,109,227 shares;
          cost - $154,100,833)                                          -              -             -             -            -
       Total Return Portolio (3,693,287 shares;
          cost - $53,201,733)                                           -              -             -             -            -
       International Equity Fund (2,126,245 shares;
          cost - $24,653,464)                                           -              -             -             -            -
       Real Estate Securities Fund (3,814,516 shares;
          cost - $54,504,205)                                  55,119,760              -             -             -            -
       Global Income Fund (698,009 shares;
          cost - $7,016,256)                                             -     7,133,648             -             -            -
       Value Equity Fund (2,288,523 shares;
          cost - $30,674,282)                                            -             -    33,893,029             -            -
       Income Fund (1,967,316 shares; cost  $23,916,240)                -              -             -    24,768,507            -
       U.S. Equity Fund (4,601 shares; cost  $145,444)                  -              -             -             -      146,996
Receivable from affiliate (note 3)                                 22,513              6             -             -            -
Receivable for units sold                                               -            387        75,106        11,162            -
----------------------------------------------------------------------------------------------------------------------------------

Total assets                                                   55,142,273      7,134,041    33,968,135    24,779,669      146,996
----------------------------------------------------------------------------------------------------------------------------------

Liabilities
----------------------------------------------------------------------------------------------------------------------------------

Accrued expenses payable to affiliate (note 3)                    100,037          4,771       120,786       141,000          122
Payable for units withdrawn                                       111,499             13           121        18,386            -
----------------------------------------------------------------------------------------------------------------------------------

Total liabilities                                                 211,536          4,784       120,907       159,386          122
----------------------------------------------------------------------------------------------------------------------------------

Net assets                                                     54,930,737      7,129,257    33,847,228    24,620,283      146,874
----------------------------------------------------------------------------------------------------------------------------------

Analysis of net assets:
    Attributable to:
       Variable deferred annuity contractholders               36,917,350      1,764,530    29,354,875    24,620,283      146,874
       The Life Insurance Company of Virginia                  18,013,387      5,364,727     4,492,353             -            -
----------------------------------------------------------------------------------------------------------------------------------
Net Assets                                                     54,930,737      7,129,257    33,847,228    24,620,283      146,874
----------------------------------------------------------------------------------------------------------------------------------
Outstanding units:  Type I (note 2)                             1,379,501        547,462       628,730     1,189,687        6,891
----------------------------------------------------------------------------------------------------------------------------------
Net asset value per unit:  Type I                                   17.36          10.59         14.77         10.35         9.97
----------------------------------------------------------------------------------------------------------------------------------
Outstanding units:  Type II (note 2)                            1,798,177        126,102     1,667,406     1,191,387        7,840
----------------------------------------------------------------------------------------------------------------------------------
Net asset value per unit:  Type II                                  17.23          10.56         14.73         10.33         9.97
----------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to unaudited financial statements.

LIFE OF VIRGINIA SEPARATE ACCOUNT 4

As of June 30, 1998
(Unaudited)

-------------------------------------------------------------------------------------------------------------------------------
                                                                                    Oppenheimer Variable Account Funds
                                                                    -----------------------------------------------------------
                                                                                         Capital                          High
                                                                           Bond     Appreciation         Growth         Income
Assets                                                                     Fund             Fund           Fund           Fund
-------------------------------------------------------------------------------------------------------------------------------
Investment in Oppenheimer Variable Account Funds,
 at fair value (note 2):
       Bond Fund (3,834,120 shares;
          cost - $44,732,748)                                     $  45,971,096                -              -              -
       Capital Appreciation Fund (5,237,638 shares;
          cost - $194,545,786)                                                -      245,330,981              -              -
       Growth Fund (5,139,329 shares;
          cost - $166,456,187)                                                -                -    177,872,191              -
       High Income Fund (15,175,352 shares;
          cost - $170,665,507)                                                -                -              -    174,668,302
       Multiple Strategies Fund  (4,760,476 shares;
          cost - $71,808,660)                                                 -                -              -              -
Investment in Goldmans Sachs Variable
 Insurance Trust, at fair value (note 2):
       Growth & Income Fund (42,099 shares;
          cost - $473,335)                                                    -                -              -              -
       Mid Cap Equity Fund  (76,259 shares;
          cost - $715,310)                                                    -                -              -              -
Receivable from affiliate (note 3)                                            -           31,280              -         64,666
Receivable for units sold                                                   510           40,783        143,564              -
-------------------------------------------------------------------------------------------------------------------------------

Total assets                                                      $  45,971,606      245,403,044    178,015,755    174,732,968
-------------------------------------------------------------------------------------------------------------------------------

Liabilities
-------------------------------------------------------------------------------------------------------------------------------

Accrued expenses payable to affiliate (note 3)                          134,848        1,151,400        520,844        422,594
Payable for units withdrawn                                              41,370        5,201,476         20,263         73,130
-------------------------------------------------------------------------------------------------------------------------------

Total liabilities                                                       176,218        6,352,876        541,107        495,724
-------------------------------------------------------------------------------------------------------------------------------

Net assets                                                        $  45,795,388      239,050,168    177,474,648    174,237,244
-------------------------------------------------------------------------------------------------------------------------------

Outstanding units:  Type I (note 2)                                     847,356        2,409,508      1,298,234      1,826,157
-------------------------------------------------------------------------------------------------------------------------------

 Net asset value per unit:  Type I                                        21.62            42.63          43.78          32.63
-------------------------------------------------------------------------------------------------------------------------------

Outstanding units:  Type II (note 2)                                  1,303,395        3,281,176      2,826,569      3,605,338
-------------------------------------------------------------------------------------------------------------------------------

Net asset value per unit:  Type II                                        21.08            41.55          42.68          31.80
-------------------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------------------------------------

                                                                 Oppenheimer Variable   Goldman Sachs Variable
                                                                     Account Funds          Insurance Trust
                                                                  ------------------  ------------------------
                                                                        Multiple      Growth &      Mid Cap
                                                                      Strategies        Income       Equity
Assets                                                                      Fund          Fund         Fund
---------------------------------------------------------------------------------------------------------------
Investment in Oppenheimer Variable Account Funds,
 at fair value (note 2):
       Bond Fund (3,834,120 shares;
          cost - $44,732,748)                                                  -             -            -
       Capital Appreciation Fund (5,237,638 shares;
          cost - $194,545,786)                                                 -             -            -
       Growth Fund (5,139,329 shares;
          cost - $166,456,187)                                                 -             -            -
       High Income Fund (15,175,352 shares;
          cost - $170,665,507)                                                 -             -            -
       Multiple Strategies Fund  (4,760,476 shares;
          cost - $71,808,660)                                         81,499,341             -            -
Investment in Goldmans Sachs Variable
 Insurance Trust, at fair value (note 2):
       Growth & Income Fund (42,099 shares;
          cost - $473,335)                                                     -       479,507            -
       Mid Cap Equity Fund  (76,259 shares;
          cost - $715,310)                                                     -             -      716,839
Receivable from affiliate (note 3)                                         8,982             -            1
Receivable for units sold                                                 37,150        35,470       15,602
------------------------------------------------------------------------------------------------------------

Total assets                                                          81,545,473       514,977      732,442
------------------------------------------------------------------------------------------------------------

Liabilities
------------------------------------------------------------------------------------------------------------

Accrued expenses payable to affiliate (note 3)                           280,115           227          338
Payable for units withdrawn                                                  554             -            -
------------------------------------------------------------------------------------------------------------

Total liabilities                                                        280,669           227          338
------------------------------------------------------------------------------------------------------------

Net assets                                                            81,264,804       514,750      732,104
------------------------------------------------------------------------------------------------------------

Outstanding units:  Type I (note 2)                                    1,485,705         2,352       35,124
------------------------------------------------------------------------------------------------------------

Net asset value per unit:  Type I                                          28.14          9.63         9.37
------------------------------------------------------------------------------------------------------------

Outstanding units:  Type II (note 2)                                   1,437,940        51,154       43,009
------------------------------------------------------------------------------------------------------------

Net asset value per unit:  Type II                                         27.44          9.62         9.37
------------------------------------------------------------------------------------------------------------

See accompanying notes to unaudited financial statements.

LIFE OF VIRGINIA SEPARATE ACCOUNT 4

As of June 30, 1998
(Unaudited)

-------------------------------------------------------------------------------------------------------

                                                                  Variable Insurance Products Fund
                                                              -----------------------------------------
                                                                   Equity
                                                                   Income         Growth     Overseas
ASSETS                                                          Portfolio      Portfolio    Portfolio
-------------------------------------------------------------------------------------------------------
Investment in Variable Insurance Products Fund, at
  fair value (note 2):
       Equity-Income Portfolio (28,190,536 shares;
          cost - $581,114,195)                              $ 709,555,798              -            -
       Growth Portfolio (9,510,696 shares;
          cost - $280,228,383)                                          -    364,449,852            -
       Overseas Portfolio (5,889,452 shares;
          cost - $111,459,299)                                          -              -  121,440,494
Investment in Variable Insurance Products
  Fund II, at fair value (note 2):
       Asset Manager Portfolio (29,510,263 shares;
          cost - $441,480,405)                                          -              -            -
       Contrafund Portfolio (13,540,360 shares;
          cost - $228,024,310)                                          -              -            -
Investment in Variable Insurance Products
  Fund III, at fair value (note 2):
       Growth & Income Portfolio (2,178,458 shares;
          cost - $28,432,998)                                           -              -            -
       Growth Opportunities Portfolio
          (1,724,635 shares;  cost - $32,802,718)                       -              -            -
Receivable from affiliate (note 3)                                      -         51,003            -
Receivable for units sold                                         198,130         97,207            -
-------------------------------------------------------------------------------------------------------

Total assets                                                $ 709,753,928    364,598,062  121,440,494
-------------------------------------------------------------------------------------------------------

LIABILITIES
-------------------------------------------------------------------------------------------------------

Accrued expenses payable to affiliate (note 3)                  1,760,460      1,129,895      414,251
Payable for units withdrawn                                       144,020              -    5,081,275
-------------------------------------------------------------------------------------------------------

Total liabilities                                               1,904,480      1,129,895    5,495,526
-------------------------------------------------------------------------------------------------------

Net assets                                                  $ 707,849,448    363,468,167  115,944,968
-------------------------------------------------------------------------------------------------------

Outstanding units:  Type I (note 2)                             6,369,885      4,191,895    3,096,726
-------------------------------------------------------------------------------------------------------

Net asset value per unit:  Type I                                   41.06          46.66        24.40
-------------------------------------------------------------------------------------------------------

Outstanding units:  Type II (note 2)                           11,149,187      3,690,357    1,698,269
-------------------------------------------------------------------------------------------------------

Net asset value per unit:  Type II                                  40.03          45.49        23.78
-------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------

                                                             Variable Insurance          Variable Insurance
                                                             Products Fund II             Product Fund III
                                                       -----------------------------------------------------------
                                                            Asset                       Growth &           Growth
                                                          Manager     Contrafund          Income    Opportunities
ASSETS                                                  Portfolio      Portfolio       Portfolio        Portfolio
------------------------------------------------------------------------------------------------------------------
Investment in Variable Insurance Products Fund, at
  fair value (note 2):
       Equity-Income Portfolio (28,190,536 shares;
          cost - $581,114,195)                                  -              -               -                -
       Growth Portfolio (9,510,696 shares;
          cost - $280,228,383)                                  -              -               -                -
       Overseas Portfolio (5,889,452 shares;
          cost - $111,459,299)                                  -              -               -                -
Investment in Variable Insurance Products
  Fund II, at fair value (note 2):
       Asset Manager Portfolio (29,510,263 shares;
          cost - $441,480,405)                        509,052,045              -               -                -
       Contrafund Portfolio (13,540,360 shares;
          cost - $228,024,310)                                  -    297,210,895               -                -
Investment in Variable Insurance Products
  Fund III, at fair value (note 2):
       Growth & Income Portfolio (2,178,458 shares;
          cost - $28,432,998)                                   -              -      31,740,131                -
       Growth Opportunities Portfolio
          (1,724,635 shares;  cost - $32,802,718)               -              -               -       35,251,546
Receivable from affiliate (note 3)                              -        115,237               -            4,620
Receivable for units sold                                  71,314        135,981         253,089           26,164
------------------------------------------------------------------------------------------------------------------

Total assets                                          509,123,359    297,462,113      31,993,220       35,282,330
------------------------------------------------------------------------------------------------------------------

LIABILITIES
------------------------------------------------------------------------------------------------------------------

Accrued expenses payable to affiliate (note 3)          2,370,132        755,204         119,728           89,388
Payable for units withdrawn                                36,686         38,368               -                -
------------------------------------------------------------------------------------------------------------------

Total liabilities                                       2,406,818        793,572         119,728           89,388
------------------------------------------------------------------------------------------------------------------

Net assets                                            506,716,541    296,668,541      31,873,492       35,192,942
------------------------------------------------------------------------------------------------------------------

Outstanding units:  Type I (note 2)                    16,116,483      3,125,603         503,768          494,681
------------------------------------------------------------------------------------------------------------------

Net asset value per unit:  Type I                           26.65          23.76           14.40            13.61
------------------------------------------------------------------------------------------------------------------

Outstanding units:  Type II (note 2)                    2,960,593      9,439,907       1,715,626        2,097,298
------------------------------------------------------------------------------------------------------------------

Net asset value per unit:  Type II                          26.08          23.56           14.35            13.57
------------------------------------------------------------------------------------------------------------------

See accompanying notes to unaudited financial statements.

LIFE OF VIRGINIA SEPARATE ACCOUNT 4

As of June 30, 1998
(Unaudited)

-----------------------------------------------------------------------------------------------------------------------------------

                                                                                 Federated Investors Insurance Series
                                                                ------------------------------------------------------------------
                                                                    American                       High
                                                                     Leaders                Income Bond                   Utility
ASSETS                                                               Fund II                    Fund II                   Fund II
-----------------------------------------------------------------------------------------------------------------------------------
Investments in Federated Investors Insurance Series,
 at fair value (note 2):
       American Leaders Fund II  (2,895,623 shares;
          cost - $55,513,186)                                  $  61,358,255                          -                         -
       High Income Bond Fund II  (3,715,623 shares;
          cost - $39,891,248)                                              -                 41,094,792                         -
       Utility Fund II (2,568,120 shares;
          cost - $31,061,632)                                              -                          -                36,107,766
Investment in Alger American,
 at fair value (note 2):
       Small Capitalization Portfolio (2,143,358 shares;
          cost - $90,117,571)                                              -                          -                         -
       Growth Portfolio (2,209,972 shares;
          cost - $86,613,619)                                              -                          -                         -
Investment in PBHG Insurance Series
 Fund Inc., at fair value (note 2):
       PBHG Large Cap Portfolio (599,967 shares;
          cost - $7,352,658)                                               -                          -                         -
       PBHG Growth II Portfolio (844,253 shares;
          cost - $9,333,596)                                               -                          -                         -
Receivable from affiliate (note 3)                                    26,297                      7,024                    17,672
Receivable for units sold                                            221,837                     56,412                    30,860
-----------------------------------------------------------------------------------------------------------------------------------

Total assets                                                   $  61,606,389                 41,158,228                36,156,298
-----------------------------------------------------------------------------------------------------------------------------------

LIABILITIES
-----------------------------------------------------------------------------------------------------------------------------------

 Accrued expenses payable to affiliate (note 3)                      160,146                    121,663                    98,808
 Payable for units withdrawn                                               -                     20,570                    14,649
-----------------------------------------------------------------------------------------------------------------------------------

 Total liabilities                                                   160,146                    142,233                   113,457
-----------------------------------------------------------------------------------------------------------------------------------

 Net assets                                                    $  61,446,243                 41,015,995                36,042,841
-----------------------------------------------------------------------------------------------------------------------------------

Outstanding units:  Type I (note 2)                                  494,538                    446,850                   496,027
-----------------------------------------------------------------------------------------------------------------------------------

Net asset value per unit:  Type I                                      16.55                      15.63                     17.60
-----------------------------------------------------------------------------------------------------------------------------------

Outstanding units:  Type II (note 2)                               3,235,823                  2,195,596                 1,565,201
-----------------------------------------------------------------------------------------------------------------------------------

Net asset value per unit:  Type II                                     16.46                      15.50                     17.45
-----------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------

                                                                          Alger American Fund
                                                         ---------------------------------------------------
                                                                           Small
                                                                  Capitalization                     Growth
ASSETS                                                                 Portfolio                  Portfolio
------------------------------------------------------------------------------------------------------------
Investments in Federated Investors Insurance Series,
 at fair value (note 2):
       American Leaders Fund II  (2,895,623 shares;
          cost - $55,513,186)                                                  -                          -
       High Income Bond Fund II  (3,715,623 shares;
          cost - $39,891,248)                                                  -                          -
       Utility Fund II (2,568,120 shares;
          cost - $31,061,632)                                                  -                          -
Investment in Alger American,
 at fair value (note 2):
       Small Capitalization Portfolio (2,143,358 shares;
          cost - $90,117,571)                                         92,443,031                          -
       Growth Portfolio (2,209,972 shares;
          cost - $86,613,619)                                                  -                100,907,314
Investment in PBHG Insurance Series
 Fund Inc., at fair value (note 2):
       PBHG Large Cap Portfolio (599,967 shares;
          cost - $7,352,658)                                                   -                          -
       PBHG Growth II Portfolio (844,253 shares;
          cost - $9,333,596)                                                   -                          -
Receivable from affiliate (note 3)                                        15,521                          -
Receivable for units sold                                                  3,893                    140,974
--------------------------------------------------------------------------------------------------------------

Total assets                                                          92,462,445                101,048,288
--------------------------------------------------------------------------------------------------------------

LIABILITIES
--------------------------------------------------------------------------------------------------------------

 Accrued expenses payable to affiliate (note 3)                          246,273                    382,386
 Payable for units withdrawn                                           5,038,071                          -
--------------------------------------------------------------------------------------------------------------

 Total liabilities                                                     5,284,344                    382,386
--------------------------------------------------------------------------------------------------------------

 Net assets                                                           87,178,101                100,665,902
--------------------------------------------------------------------------------------------------------------

 Outstanding units:  Type I (note 2)                                   1,351,221                  1,045,232
--------------------------------------------------------------------------------------------------------------

 Net asset value per unit:  Type I                                         11.99                      16.95
--------------------------------------------------------------------------------------------------------------

 Outstanding units:  Type II (note 2)                                  5,964,451                  4,928,653
--------------------------------------------------------------------------------------------------------------

Net asset value per unit:  Type II                                         11.90                      16.83
--------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------

                                                                       PBHG Insurance Series Fund
                                                        --------------------------------------------------
                                                                          PBHG                       PBHG
                                                                     Large Cap                  Growth II
ASSETS                                                               Portfolio                  Portfolio
----------------------------------------------------------------------------------------------------------
Investments in Federated Investors Insurance Series,
 at fair value (note 2):
       American Leaders Fund II  (2,895,623 shares;
          cost - $55,513,186)                                                -                          -
       High Income Bond Fund II  (3,715,623 shares;
          cost - $39,891,248)                                                -                          -
       Utility Fund II (2,568,120 shares;
          cost - $31,061,632)                                                -                          -
Investment in Alger American,
 at fair value (note 2):
       Small Capitalization Portfolio (2,143,358 shares;
          cost - $90,117,571)                                                -                          -
       Growth Portfolio (2,209,972 shares;
          cost - $86,613,619)                                                -                          -
Investment in PBHG Insurance Series
 Fund Inc., at fair value (note 2):
       PBHG Large Cap Portfolio (599,967 shares;
          cost - $7,352,658)                                         8,465,536                          -
       PBHG Growth II Portfolio (844,253 shares;
          cost - $9,333,596)                                                 -                  9,995,952
Receivable from affiliate (note 3)                                      22,408                        234
Receivable for units sold                                               42,487                     22,096
----------------------------------------------------------------------------------------------------------

Total assets                                                         8,530,431                 10,018,282
----------------------------------------------------------------------------------------------------------

LIABILITIES
----------------------------------------------------------------------------------------------------------

 Accrued expenses payable to affiliate (note 3)                         44,521                     26,654
 Payable for units withdrawn                                            54,734                         48
----------------------------------------------------------------------------------------------------------

Total liabilities                                                       99,255                     26,702
----------------------------------------------------------------------------------------------------------

Net assets                                                           8,431,176                  9,991,580
----------------------------------------------------------------------------------------------------------

Outstanding units:  Type I (note 2)                                     80,376                     94,164
----------------------------------------------------------------------------------------------------------

Net asset value per unit:  Type I                                        13.92                      11.68
----------------------------------------------------------------------------------------------------------

Outstanding units:  Type II (note 2)                                   526,826                    763,240
----------------------------------------------------------------------------------------------------------

Net asset value per unit:  Type II                                       13.88                      11.65
----------------------------------------------------------------------------------------------------------

See accompanying notes to unaudited financial statements.

LIFE OF VIRGINIA SEPARATE ACCOUNT 4

As of June 30, 1998
(Unaudited)

-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                   Janus Aspen Series
                                                                                       --------------------------------------------
                                                                                         Aggressive
                                                                                             Growth                     Growth
                                                                                          Portfolio                  Portfolio
-----------------------------------------------------------------------------------------------------------------------------------
Investment in Janus Aspen Series, at fair value (note 2):
       Aggressive Growth Portfolio (5,020,260 shares;
          cost - $94,736,287)                                                         $ 120,988,261                          -
       Growth Portfolio (13,494,555 shares;
          cost - $211,860,422)                                                                    -                279,337,284
       Worldwide Growth Portfolio (16,938,164 shares;
          cost - $368,486,861)                                                                    -                          -
       Balanced Portfolio (5,765,970 shares;
          cost - $99,395,986)                                                                     -                          -
       Flexible Income Portfolio (1,808,980 shares;
          cost - $21,277,398)                                                                     -                          -
       International Growth Portfolio (3,349,679 shares;
          cost - $69,348,497)                                                                     -                          -
       Capital Appreciation Portfolio (556,160 shares;
          cost - $7,942,180)                                                                      -                          -
Receivable from affiliate (note 3)                                                           46,819                          -
Receivable for units sold                                                                    37,435                    100,218
-----------------------------------------------------------------------------------------------------------------------------------

Total assets                                                                          $ 121,072,515                279,437,502
-----------------------------------------------------------------------------------------------------------------------------------

LIABILITIES
-----------------------------------------------------------------------------------------------------------------------------------

 Accrued expenses payable to affiliate (note 3)                                             339,611                    864,350
 Payable for units withdrawn                                                                 40,248                          -
-----------------------------------------------------------------------------------------------------------------------------------

Total liabilities                                                                           379,859                    864,350
-----------------------------------------------------------------------------------------------------------------------------------

Net assets                                                                            $ 120,692,656                278,573,152
-----------------------------------------------------------------------------------------------------------------------------------

Outstanding units:  Type I (note 2)                                                       1,695,321                  4,386,140
-----------------------------------------------------------------------------------------------------------------------------------

Net asset value per unit:  Type I                                                             23.62                      22.71
-----------------------------------------------------------------------------------------------------------------------------------

Outstanding units:  Type II (note 2)                                                      3,455,406                  7,975,219
-----------------------------------------------------------------------------------------------------------------------------------

Net asset value per unit:  Type II                                                            23.34                      22.44
-----------------------------------------------------------------------------------------------------------------------------------



-------------------------------------------------------------------------------------------------------------------------------

                                                                                        Janus Aspen Series
                                                                  -------------------------------------------------------------
                                                                              Worldwide
                                                                                 Growth                   Balanced
                                                                              Portfolio                  Portfolio
-------------------------------------------------------------------------------------------------------------------------------
Investment in Janus Aspen Series, at fair value (note 2):
       Aggressive Growth Portfolio (5,020,260 shares;
          cost - $94,736,287)                                                         -                          -
       Growth Portfolio (13,494,555 shares;
          cost - $211,860,422)                                                        -                          -
       Worldwide Growth Portfolio (16,938,164 shares;
          cost - $368,486,861)                                              486,125,302                          -
       Balanced Portfolio (5,765,970 shares;
          cost - $99,395,986)                                                         -                114,742,799
       Flexible Income Portfolio (1,808,980 shares;
          cost - $21,277,398)                                                         -                          -
       International Growth Portfolio (3,349,679 shares;
          cost - $69,348,497)                                                         -                          -
       Capital Appreciation Portfolio (556,160 shares;
          cost - $7,942,180)                                                          -                          -
Receivable from affiliate (note 3)                                              151,488                     14,353
Receivable for units sold                                                       420,076                    230,329
-------------------------------------------------------------------------------------------------------------------------------

Total assets                                                                486,696,866                114,987,481
-------------------------------------------------------------------------------------------------------------------------------

LIABILITIES
-------------------------------------------------------------------------------------------------------------------------------

 Accrued expenses payable to affiliate (note 3)                               1,270,718                    287,590
 Payable for units withdrawn                                                  4,941,008                    139,111
-------------------------------------------------------------------------------------------------------------------------------

Total liabilities                                                             6,211,726                    426,701
-------------------------------------------------------------------------------------------------------------------------------

Net assets                                                                  480,485,140                114,560,780
-------------------------------------------------------------------------------------------------------------------------------

Outstanding units:  Type I (note 2)                                           5,017,635                  2,589,523
-------------------------------------------------------------------------------------------------------------------------------

Net asset value per unit:  Type I                                                 29.17                      17.20
-------------------------------------------------------------------------------------------------------------------------------

Outstanding units:  Type II (note 2)                                         11,593,363                  4,097,191
-------------------------------------------------------------------------------------------------------------------------------

Net asset value per unit:  Type II                                                28.82                      17.09
-------------------------------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------------------------

                                                                                              Janus Aspen Series
                                                                  ---------------------------------------------------------------
                                                                       Flexible             International                Capital
                                                                         Income                    Growth           Appreciation
                                                                      Portfolio                 Portfolio              Portfolio
---------------------------------------------------------------------------------------------------------------------------------
Investment in Janus Aspen Series, at fair value (note 2):
       Aggressive Growth Portfolio (5,020,260 shares;
          cost - $94,736,287)                                                 -                         -                      -
       Growth Portfolio (13,494,555 shares;
          cost - $211,860,422)                                                -                         -                      -
       Worldwide Growth Portfolio (16,938,164 shares;
          cost - $368,486,861)                                                -                         -                      -
       Balanced Portfolio (5,765,970 shares;
          cost - $99,395,986)                                                 -                         -                      -
       Flexible Income Portfolio (1,808,980 shares;
          cost - $21,277,398)                                        21,635,404                         -                      -
       International Growth Portfolio (3,349,679 shares;
          cost - $69,348,497)                                                 -                74,329,384                      -
       Capital Appreciation Portfolio (556,160 shares;
          cost - $7,942,180)                                                  -                         -              9,198,889
Receivable from affiliate (note 3)                                        1,446                    35,718                  6,881
Receivable for units sold                                                20,819                   149,395                310,662
---------------------------------------------------------------------------------------------------------------------------------

Total assets                                                         21,657,669                74,514,497              9,516,432
---------------------------------------------------------------------------------------------------------------------------------

LIABILITIES
---------------------------------------------------------------------------------------------------------------------------------

 Accrued expenses payable to affiliate (note 3)                          56,050                   194,315                 51,299
 Payable for units withdrawn                                             49,100                         -                      -
---------------------------------------------------------------------------------------------------------------------------------

Total liabilities                                                       105,150                   194,315                 51,299
---------------------------------------------------------------------------------------------------------------------------------

Net assets                                                           21,552,519                74,320,182              9,465,133
---------------------------------------------------------------------------------------------------------------------------------

Outstanding units:  Type I (note 2)                                     375,074                 1,089,015                164,686
---------------------------------------------------------------------------------------------------------------------------------

Net asset value per unit:  Type I                                         13.14                     16.63                  16.37
---------------------------------------------------------------------------------------------------------------------------------

Outstanding units:  Type II (note 2)                                  1,273,873                 3,398,420                414,527
---------------------------------------------------------------------------------------------------------------------------------

Net asset value per unit:  Type II                                        13.05                     16.54                  16.33
---------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to unaudited financial statements.

LIFE OF VIRGINIA SEPARATE ACCOUNT 4

STATEMENTS OF OPERATIONS
For the period ended June 30, 1998
(Unaudited)


-----------------------------------------------------------------------------------------------------------------

                                                                             GE Investments Funds, Inc.
                                                                  -----------------------------------------------
                                                                         S&P 500                     Money
                                                                           Index                    Market
                                                                            Fund                      Fund
                                                                  -----------------------------------------------
                                                                      Six Months                Six Months
                                                                     Ended 6/30/98             Ended 6/30/98
-----------------------------------------------------------------------------------------------------------------
Investment income:
      Income - Dividends                                        $              -                 3,762,031
      Expenses - Mortality and expense
           risk charges (note 3)                                       1,255,257                   896,016
-----------------------------------------------------------------------------------------------------------------

Net investment income (expense)                                       (1,255,257)                2,866,015
-----------------------------------------------------------------------------------------------------------------

Net   realized and unrealized gain (loss) on investments:
           Net realized gain (loss)                                    3,446,026                   536,978
           Unrealized appreciation (depreciation)
                on investments                                        26,580,620                  (536,978)
-----------------------------------------------------------------------------------------------------------------

Net realized and unrealized gain (loss)
      on investments                                                  30,026,646                         -
-----------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets
      from operations                                           $     28,771,389                 2,866,015
-----------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------

                                                                                    GE Investments Funds, Inc.
                                                           -------------------------------------------------------------------------
                                                                        Total             International                Real Estate
                                                                       Return                    Equity                 Securities
                                                                         Fund                      Fund                       Fund
                                                           -------------------------------------------------------------------------
                                                                   Six Months                Six Months                 Six Months
                                                                  Ended 6/30/98             Ended 6/30/98              Ended 6/30/98
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
      Income - Dividends                                                    -                         -                          -
      Expenses - Mortality and expense
           risk charges (note 3)                                      317,949                    75,353                    244,048
------------------------------------------------------------------------------------------------------------------------------------

Net investment income (expense)                                      (317,949)                  (75,353)                  (244,048)
------------------------------------------------------------------------------------------------------------------------------------

Net   realized and unrealized gain (loss) on investments:
           Net realized gain (loss)                                   (91,239)                  466,960                    149,810
           Unrealized appreciation (depreciation)
                on investments                                      5,154,672                 4,155,615                 (3,188,593)
------------------------------------------------------------------------------------------------------------------------------------

Net realized and unrealized gain (loss)
      on investments                                                5,063,433                 4,622,575                 (3,038,783)
------------------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets
      from operations                                               4,745,484                 4,547,222                 (3,282,831)
------------------------------------------------------------------------------------------------------------------------------------



-----------------------------------------------------------------------------------------------------------

                                                                     GE Investments Funds, Inc.
                                                          -------------------------------------------------
                                                                     Global                   Value
                                                                     Income                  Equity
                                                                       Fund                    Fund
                                                          -------------------------------------------------
                                                                 Six Months              Six Months
                                                                Ended 6/30/98           Ended 6/30/98
-----------------------------------------------------------------------------------------------------------
Investment income:
      Income - Dividends                                                  -                       -
      Expenses - Mortality and expense
           risk charges (note 3)                                      8,918                 143,280
-----------------------------------------------------------------------------------------------------------

Net investment income (expense)                                      (8,918)               (143,280)
-----------------------------------------------------------------------------------------------------------

Net   realized and unrealized gain (loss) on investments:
           Net realized gain (loss)                                  (2,186)                662,287
           Unrealized appreciation (depreciation)
                on investments                                      241,739               2,332,947
-----------------------------------------------------------------------------------------------------------

Net realized and unrealized gain (loss)
      on investments                                                239,553               2,995,234
-----------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets
      from operations                                               230,635               2,851,954
-----------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------

                                                                  GE Investments Funds, Inc.
                                                          -----------------------------------------
                                                                                              U.S.
                                                                   Income                   Equity
                                                                     Fund                     Fund
                                                          -----------------------------------------
                                                               Six Months              Period from
                                                              Ended 6/30/98           5/04-6/30/98
---------------------------------------------------------------------------------------------------
Investment income:
      Income - Dividends                                                -                        -
      Expenses - Mortality and expense
           risk charges (note 3)                                  142,977                      120
---------------------------------------------------------------------------------------------------

Net investment income (expense)                                  (142,977)                    (120)
---------------------------------------------------------------------------------------------------

Net   realized and unrealized gain (loss) on investments:
           Net realized gain (loss)                                48,519                      320
           Unrealized appreciation (depreciation)
                on investments                                    864,466                    1,552
---------------------------------------------------------------------------------------------------

Net realized and unrealized gain (loss)
      on investments                                              912,985                    1,872
---------------------------------------------------------------------------------------------------

Increase (decrease) in net assets
      from operations                                             770,008                    1,752
---------------------------------------------------------------------------------------------------

See accompanying notes to unaudited financial statements.

LIFE OF VIRGINIA SEPARATE ACCOUNT 4

For the period ended June 30, 1998
(Unaudited)



------------------------------------------------------------------------------------------------------------------------------------

                                                                           Oppenheimer Variable Account Funds
                                                             -----------------------------------------------------------------------

                                                                                        Capital                             High
                                                                      Bond         Appreciation          Growth           Income
                                                                      Fund                 Fund            Fund             Fund
                                                             -----------------------------------------------------------------------
                                                                Six Months           Six Months      Six Months       Six Months
                                                              Ended 6/30/98        Ended 6/30/98    Ended 6/30/98    Ended 6/30/98
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
      Income - Dividends                                   $     1,310,262            5,903,722      14,489,848        7,439,338
      Expenses - Mortality and expense
           risk charges (note 3)                                   263,249            1,365,867       1,008,531        1,008,733
------------------------------------------------------------------------------------------------------------------------------------

Net investment income (expense)                                  1,047,013            4,537,855      13,481,317        6,430,605
------------------------------------------------------------------------------------------------------------------------------------

Net   realized and unrealized gain (loss) on investments:
           Net realized gain (loss)                                200,519           10,744,265      22,390,934          628,089
           Unrealized appreciation (depreciation)
                on investments                                     130,372           19,787,986     (11,878,864)        (753,277)
------------------------------------------------------------------------------------------------------------------------------------

Net realized and unrealized gain (loss)
      on investments                                               330,891           30,532,251      10,512,070         (125,188)
------------------------------------------------------------------------------------------------------------------------------------

Increase in net assets from operations                     $     1,377,904           35,070,106      23,993,387        6,305,417
------------------------------------------------------------------------------------------------------------------------------------







-------------------------------------------------------------------------------------------------------------
                                                              Oppenheimer Variable   Goldman Sachs Variable
                                                                  Account Funds          Insurance Trust
                                                            -------------------- -----------------------------

                                                                 Multiple         Growth &           Mid Cap
                                                               Strategies           Income            Equity
                                                                     Fund             Fund              Fund
                                                            --------------------------------------------------
                                                               Six Months        Period from       Period from
                                                             Ended 6/30/98      05/12-6/30/98    05/08-6/30/98
-------------------------------------------------------------------------------------------------------------
Investment income:
      Income - Dividends                                        4,756,691                -                 -
      Expenses - Mortality and expense
           risk charges (note 3)                                  471,593              223               338
-------------------------------------------------------------------------------------------------------------

Net investment income (expense)                                 4,285,098             (223)             (338)
-------------------------------------------------------------------------------------------------------------

Net   realized and unrealized gain (loss) on investments:
           Net realized gain (loss)                             1,133,086              121              (119)
           Unrealized appreciation (depreciation)
                on investments                                   (651,754)           6,172             1,528
-------------------------------------------------------------------------------------------------------------

Net realized and unrealized gain (loss)
      on investments                                              481,332            6,293             1,409
-------------------------------------------------------------------------------------------------------------

Increase in net assets from operations                          4,766,430            6,070             1,071
-------------------------------------------------------------------------------------------------------------



See accompanying notes to unaudited financial statements.

LIFE OF VIRGINIA SEPARATE ACCOUNT 4

For the period ended June 30, 1998
(Unaudited)



----------------------------------------------------------------------------------------------------------------


                                                                       Variable Insurance Products Fund
                                                              --------------------------------------------------
                                                                    Equity
                                                                    Income            Growth         Overseas
                                                                 Portfolio         Portfolio        Portfolio
                                                              --------------------------------------------------
                                                                Six Months        Six Months       Six Months
                                                               Ended 6/30/98     Ended 6/30/98    Ended 6/30/98
----------------------------------------------------------------------------------------------------------------
Investment income:
      Income - Dividends                                     $  40,199,361        43,602,357        8,392,807
      Expenses - Mortality and expense
           risk charges (note 3)                                 4,221,917         2,042,229          685,087
----------------------------------------------------------------------------------------------------------------

Net investment income (expense)                                 35,977,444        41,560,128        7,707,720
----------------------------------------------------------------------------------------------------------------

Net   realized and unrealized gain (loss) on investments:
           Net realized gain                                    30,166,068         7,851,875       10,665,189
           Unrealized appreciation (depreciation)
                on investments                                  (4,013,502)        7,778,385       (1,715,674)
----------------------------------------------------------------------------------------------------------------

Net realized and unrealized gain (loss)
      on investments                                            26,152,566        15,630,260        8,949,515
----------------------------------------------------------------------------------------------------------------

Increase in net assets from operations                       $  62,130,010        57,190,388       16,657,235
----------------------------------------------------------------------------------------------------------------





--------------------------------------------------------------------------------------------------------------------------------
                                                                   Variable Insurance
                                                                    Products Fund II         Variable Insurance Product Fund III
                                                          ---------------------------------- -----------------------------------
                                                                  Asset                            Growth &          Growth
                                                                Manager        Contrafund            Income   Opportunities
                                                              Portfolio         Portfolio         Portfolio       Portfolio
                                                          ----------------------------------------------------------------------
                                                             Six Months        Six Months        Six Months      Six Months
                                                            Ended 6/30/98     Ended 6/30/98     Ended 6/30/98   Ended 6/30/98
--------------------------------------------------------------------------------------------------------------------------------
Investment income:
      Income - Dividends                                     61,032,559        14,347,723           102,863         948,628
      Expenses - Mortality and expense
           risk charges (note 3)                              2,814,642         1,729,773           153,790         174,408
---------------------------------------------------------------------------------------------------------------------------------

Net investment income (expense)                              58,217,917        12,617,950           (50,927)        774,220
---------------------------------------------------------------------------------------------------------------------------------

Net   realized and unrealized gain (loss) on investments:
           Net realized gain                                  7,318,237         6,218,461           655,612         184,574
           Unrealized appreciation (depreciation)
                on investments                              (23,951,543)       20,941,267         2,849,033       1,393,070
---------------------------------------------------------------------------------------------------------------------------------

Net realized and unrealized gain (loss)
      on investments                                        (16,633,306)       27,159,728         3,504,645       1,577,644
---------------------------------------------------------------------------------------------------------------------------------

Increase in net assets from operations                       41,584,611        39,777,678         3,453,718       2,351,864
---------------------------------------------------------------------------------------------------------------------------------


See accompanying notes to unaudited financial statements.

LIFE OF VIRGINIA SEPARATE ACCOUNT 4
STATEMENTS OF OPERATIONS, CONTINUED
For the period ended June 30, 1998
(Unaudited)


--------------------------------------------------------------------------------------------------------

                                                                Federated Investors Insurance Series
                                                            --------------------------------------------
                                                              American            High
                                                               Leaders     Income Bond        Utility
                                                               Fund II         Fund II        Fund II
                                                            --------------------------------------------
                                                            Six Months      Six Months     Six Months
                                                           Ended 6/30/98   Ended 6/30/98  Ended 6/30/98
--------------------------------------------------------------------------------------------------------
Investment income:
      Income - Dividends                                  $  2,907,843       1,241,858      2,141,701
      Expenses - Mortality and expense
           risk charges (note 3)                               324,681         278,223        220,974
--------------------------------------------------------------------------------------------------------

Net investment income (expense)                              2,583,162         963,635      1,920,727
--------------------------------------------------------------------------------------------------------

Net   realized and unrealized gain (loss) on investments:
           Net realized gain                                   932,146         809,224        765,621
           Unrealized appreciation (depreciation)
                on investments                               2,297,713        (503,603)    (1,283,686)
--------------------------------------------------------------------------------------------------------

Net realized and unrealized gain (loss)
      on investments                                         3,229,859         305,621       (518,065)
--------------------------------------------------------------------------------------------------------

Increase in net assets from operations                    $  5,813,021       1,269,256      1,402,662
--------------------------------------------------------------------------------------------------------




----------------------------------------------------------------------------------------------------------------------------

                                                                      Alger American            PBHG Insurance Series Fund
                                                         -----------------------------------   ----------------------------
                                                                   Small                              PBHG            PBHG
                                                          Capitalization           Growth        Large Cap       Growth II
                                                               Portfolio        Portfolio        Portfolio       Portfolio
                                                         ------------------------------------------------------------------
                                                             Six Months       Six Months       Six Months      Six Months
                                                            Ended 6/30/98    Ended 6/30/98    Ended 6/30/98   Ended 6/30/98
---------------------------------------------------------------------------------------------------------------------------
Investment income:
      Income - Dividends                                      10,556,556       14,231,938                -               -
      Expenses - Mortality and expense
           risk charges (note 3)                                 521,134          550,835           42,528          56,320
---------------------------------------------------------------------------------------------------------------------------

Net investment income (expense)                               10,035,422       13,681,103          (42,528)        (56,320)
---------------------------------------------------------------------------------------------------------------------------

Net   realized and unrealized gain (loss) on investments:
           Net realized gain                                   1,410,110        2,230,568          191,900          67,461
           Unrealized appreciation (depreciation)
                on investments                                (1,585,465)       3,946,938          962,980         752,185
---------------------------------------------------------------------------------------------------------------------------

Net realized and unrealized gain (loss)
      on investments                                            (175,355)       6,177,506        1,154,880         819,646
---------------------------------------------------------------------------------------------------------------------------

Increase in net assets from operations                         9,860,067       19,858,609        1,112,352         763,326
---------------------------------------------------------------------------------------------------------------------------

See accompanying notes to unaudited financial statements.

LIFE OF VIRGINIA SEPARATE ACCOUNT 4

For the period ended June 30, 1998
(Unaudited)



---------------------------------------------------------------------------------------------------------------------------------

                                                                                          Janus Aspen Series
                                                             --------------------------------------------------------------------
                                                              Aggressive                             Worldwide
                                                                  Growth            Growth              Growth         Balanced
                                                               Portfolio         Portfolio           Portfolio        Portfolio
                                                             --------------------------------------------------------------------
                                                             Six Months        Six Months          Six Months       Six Months
                                                             Ended 6/30/98     Ended 6/30/98       Ended 6/30/98    Ended 6/30/98
---------------------------------------------------------------------------------------------------------------------------------
Investment income:
      Income - Dividends                                    $         -        16,918,805          16,445,382        3,439,526
      Expenses - Mortality and expense
           risk charges (note 3)                                717,616         1,618,554           2,708,131          605,640
---------------------------------------------------------------------------------------------------------------------------------

Net investment income (expense)                                (717,616)       15,300,251          13,737,251        2,833,886
---------------------------------------------------------------------------------------------------------------------------------

Net   realized and unrealized gain (loss) on investments:
           Net realized gain                                  7,253,385         6,298,570          23,050,199        1,391,937
           Unrealized appreciation on investments            10,889,349        20,805,711          57,619,298       10,374,940
---------------------------------------------------------------------------------------------------------------------------------

Net realized and unrealized gain
      on investments                                         18,142,734        27,104,281          80,669,497       11,766,877
---------------------------------------------------------------------------------------------------------------------------------

Increase in net assets from operations                      $17,425,118        42,404,532          94,406,748       14,600,763
---------------------------------------------------------------------------------------------------------------------------------




-------------------------------------------------------------------------------------------------------------

                                                                           Janus Aspen Series
                                                           --------------------------------------------------
                                                                   Flexible    International          Capital
                                                                     Income           Growth     Appreciation
                                                                  Portfolio        Portfolio        Portfolio
                                                           --------------------------------------------------
                                                                Six Months       Six Months       Six Months
                                                              Ended 6/30/98    Ended 6/30/98    Ended 6/30/98
-------------------------------------------------------------------------------------------------------------
Investment income:
      Income - Dividends                                           826,620        1,294,926            1,541
      Expenses - Mortality and expense
           risk charges (note 3)                                   118,717          423,413           34,463
-------------------------------------------------------------------------------------------------------------

Net investment income (expense)                                    707,903          871,513          (32,922)
-------------------------------------------------------------------------------------------------------------

Net   realized and unrealized gain (loss) on investments:
           Net realized gain                                        97,034        8,307,092          192,282
           Unrealized appreciation on investments                   21,957        3,158,627        1,244,526
-------------------------------------------------------------------------------------------------------------

Net realized and unrealized gain
      on investments                                               118,991       11,465,719        1,436,808
-------------------------------------------------------------------------------------------------------------

Increase in net assets from operations                             826,894       12,337,232        1,403,886
-------------------------------------------------------------------------------------------------------------


See accompanying notes to unaudited financial statements.

LIFE OF VIRGINIA SEPARATE ACCOUNT 4

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended June 30, 1998
(Unaudited)


------------------------------------------------------------------------------------------------------------------------------------

                                                                                       GE Investments Funds, Inc.
                                                                      --------------------------------------------------------------
                                                                           S&P 500           Money          Total     International
                                                                             Index          Market         Return            Equity
                                                                              Fund            Fund           Fund              Fund
                                                                      --------------------------------------------------------------
                                                                        Six Months      Six Months     Six Months        Six Months
                                                                      Ended 6/30/98   Ended 6/30/98  Ended 6/30/98     Ended 6/30/98
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets From operations:
      Net investment income (expense)                                $  (1,255,257)      2,866,015       (317,949)          (75,353)
      Net realized gain (loss)                                           3,446,026         536,978        (91,239)          466,960
      Unrealized appreciation (depreciation)
           on investments                                               26,580,620        (536,978)     5,154,672         4,155,615
------------------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from operations                       28,771,389       2,866,015      4,745,484         4,547,222
------------------------------------------------------------------------------------------------------------------------------------

From capital transactions:
      Net premiums                                                      28,590,174      58,772,216      3,391,119           522,215
      Loan interest                                                              -               -              -                 -
      Transfers (to) from the general account of Life of Virginia:
           Death benefits                                                 (316,328)     (1,562,309)      (148,331)          (44,755)
           Surrenders                                                   (4,582,934)    (17,483,486)    (1,840,445)         (386,565)
           Loans                                                                 -               -              -                 -
           Cost of insurance and administrative expense (note 3)           (89,286)       (102,700)       (34,421)           (7,587)
           Transfer gain (loss) and transfer fees                          (21,129)          2,712           (717)           (6,659)
           Transfers (to) from the Guarantee Account (note 1)           16,300,404      13,034,725      3,566,182           736,639
      Interfund transfers                                               10,351,459      (6,144,098)       (25,323)         (973,514)
------------------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from capital transactions             50,232,360      46,517,060      4,908,064          (160,226)
------------------------------------------------------------------------------------------------------------------------------------

Increase in net assets                                                  79,003,749      49,383,075      9,653,548         4,386,996

Net assets at beginning of year                                        153,426,324     123,694,704     44,527,117        22,876,533
------------------------------------------------------------------------------------------------------------------------------------

Net assets at end of year                                            $ 232,430,073     173,077,779     54,180,665        27,263,529
------------------------------------------------------------------------------------------------------------------------------------





--------------------------------------------------------------------------------------------------------------------

                                                                             GE Investments Funds, Inc.
                                                                   -------------------------------------------------
                                                                   Real Estate            Global           Value
                                                                    Securities            Income          Equity
                                                                          Fund              Fund            Fund
                                                                   -------------------------------------------------
                                                                    Six Months        Six Months      Six Months
                                                                   Ended 6/30/98     Ended 6/30/98   Ended 6/30/98
--------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets From operations:
      Net investment income (expense)                                 (244,048)           (8,918)       (143,280)
      Net realized gain (loss)                                         149,810            (2,186)        662,287
      Unrealized appreciation (depreciation)
           on investments                                           (3,188,593)          241,739       2,332,947
--------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from operations                   (3,282,831)          230,635       2,851,954
--------------------------------------------------------------------------------------------------------------------

From capital transactions:
      Net premiums                                                   4,022,270           191,016       6,866,186
      Loan interest                                                          -                 -               -
      Transfers (to) from the general account of Life of Virginia:
           Death benefits                                             (160,236)                -         (18,904)
           Surrenders                                                 (663,907)          (40,134)       (523,345)
           Loans                                                             -                 -               -
           Cost of insurance and administrative expense (note 3)       (17,510)             (260)         (7,224)
           Transfer gain (loss) and transfer fees                       (7,534)               (4)       (101,318)
           Transfers (to) from the Guarantee Account (note 1)        3,925,507           313,027       3,611,840
      Interfund transfers                                           (1,568,819)          319,679       5,268,031
--------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from capital transactions          5,529,771           783,324      15,095,266
--------------------------------------------------------------------------------------------------------------------

Increase in net assets                                               2,246,940         1,013,959      17,947,220

Net assets at beginning of year                                     52,683,797         6,115,298      15,900,008
--------------------------------------------------------------------------------------------------------------------

Net assets at end of year                                           54,930,737         7,129,257      33,847,228
--------------------------------------------------------------------------------------------------------------------





-------------------------------------------------------------------------------------------------

                                                                     GE Investments  Funds, Inc.
                                                                  -------------------------------
                                                                                             U.S.
                                                                         Income           Equity
                                                                           Fund             Fund
                                                                  -------------------------------
                                                                     Six Months      Period from
                                                                   Ended 6/30/98      5/04-6/30/98
-------------------------------------------------------------------------------------------------
Increase (decrease) in net assets From operations:
      Net investment income (expense)                                  (142,977)            (120)
      Net realized gain (loss)                                           48,519              320
      Unrealized appreciation (depreciation)
           on investments                                               864,466            1,552
-------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from operations                       770,008            1,752
-------------------------------------------------------------------------------------------------

From capital transactions:
      Net premiums                                                      612,598           45,286
      Loan interest                                                           -                -
      Transfers (to) from the general account of Life of Virginia:
           Death benefits                                               (92,434)               -
           Surrenders                                                  (977,817)               -
           Loans                                                              -                -
           Cost of insurance and administrative expense (note 3)        (17,462)             (25)
           Transfer gain (loss) and transfer fees                         3,383            1,112
           Transfers (to) from the Guarantee Account (note 1)         1,306,845                -
      Interfund transfers                                             1,004,302           98,749
-------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from capital transactions           1,839,415          145,122
-------------------------------------------------------------------------------------------------

Increase in net assets                                                2,609,423          146,874

Net assets at beginning of year                                      22,010,860                -
-------------------------------------------------------------------------------------------------

Net assets at end of year                                            24,620,283          146,874
-------------------------------------------------------------------------------------------------




See accompanying notes to unaudited financial statements.

LIFE OF VIRGINIA SEPARATE ACCOUNT 4

For the period ended June 30, 1998
(Unaudited)



---------------------------------------------------------------------------------------------------------------------------------

                                                                                     Oppenheimer Variable Account Funds
                                                                        ---------------------------------------------------------

                                                                                                    Capital
                                                                                  Bond         Appreciation            Growth
                                                                                  Fund                 Fund              Fund
                                                                           ------------------------------------------------------
                                                                            Six Months           Six Months        Six Months
                                                                           Ended 6/30/98        Ended 6/30/98     Ended 6/30/98
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets From operations:
      Net investment income                                              $   1,047,013            4,537,855        13,481,317
      Net realized gain                                                        200,519           10,744,265        22,390,934
      Unrealized appreciation (depreciation) on investments                    130,372           19,787,986       (11,878,864)
---------------------------------------------------------------------------------------------------------------------------------

Increase in net assets from operations                                       1,377,904           35,070,106        23,993,387
---------------------------------------------------------------------------------------------------------------------------------

From capital transactions:
      Net premiums                                                           2,893,280            5,890,077        11,057,720
      Loan interest                                                                  -                    -                 -
      Transfers (to) from the general account of Life of Virginia:
           Death benefits                                                     (217,284)            (464,227)         (424,800)
           Surrenders                                                       (1,973,876)          (6,074,076)       (5,280,678)
           Loans                                                                     -                    -                 -
           Cost of insurance and administrative expense (note 3)               (29,089)            (162,613)         (100,334)
           Transfer gain (loss) and transfer fees                              (10,670)            (155,551)         (109,100)
           Transfers (to) from the Guarantee Account (note 1)                3,980,115            6,284,290         8,943,561
      Interfund transfers                                                       29,325           (9,185,074)          379,076
---------------------------------------------------------------------------------------------------------------------------------

Increase in net assets from capital transactions                             4,671,801           (3,867,174)       14,465,445
---------------------------------------------------------------------------------------------------------------------------------

Increase in net assets                                                       6,049,705           31,202,932        38,458,832

Net assets at beginning of period                                           39,745,683          207,847,236       139,015,816
---------------------------------------------------------------------------------------------------------------------------------

Net assets at end of period                                              $  45,795,388          239,050,168       177,474,648
---------------------------------------------------------------------------------------------------------------------------------








------------------------------------------------------------------------------------------------------------------------------------
                                                                         Oppenheimer Variable                Goldman Sachs Variable
                                                                            Account Funds                         Insurance Trust
                                                                   ---------------------------------  -----------------------------

                                                                          High        Multiple          Growth &             Mid Cap
                                                                        Income      Strategies            Income              Equity
                                                                          Fund            Fund              Fund               Fund
                                                                   -----------------------------------------------------------------
                                                                    Six Months      Six Months         Period from       Period from
                                                                   Ended 6/30/98   Ended 6/30/98     05/12-6/30/98     05/08-6/30/98
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets From operations:
      Net investment income                                          6,430,605       4,285,098              (223)             (338)
      Net realized gain                                                628,089       1,133,086               121              (119)
      Unrealized appreciation (depreciation) on investments           (753,277)       (651,754)            6,172             1,528
-----------------------------------------------------------------------------------------------------------------------------------

Increase in net assets from operations                               6,305,417       4,766,430             6,070             1,071
-----------------------------------------------------------------------------------------------------------------------------------

From capital transactions:
      Net premiums                                                   8,239,323       3,951,695           217,519           192,700
      Loan interest                                                          -               -                 -                 -
      Transfers (to) from the general account of Life of Virginia:
           Death benefits                                             (369,601)       (342,067)                -                 -
           Surrenders                                               (5,133,235)     (3,501,793)             (102)              (32)
           Loans                                                             -               -                 -                 -
           Cost of insurance and administrative expense (note 3)      (103,206)        (67,238)              (45)               (5)
           Transfer gain (loss) and transfer fees                      (34,420)        (29,319)              889              (592)
           Transfers (to) from the Guarantee Account (note 1)        9,686,281       4,519,650            91,199            39,795
      Interfund transfers                                            7,361,059         (56,107)          199,220           499,167
-----------------------------------------------------------------------------------------------------------------------------------

Increase in net assets from capital transactions                    19,646,201       4,474,821           508,680           731,033
-----------------------------------------------------------------------------------------------------------------------------------

Increase in net assets                                              25,951,618       9,241,251           514,750           732,104

Net assets at beginning of period                                  148,285,626      72,023,553                 -                 -
-----------------------------------------------------------------------------------------------------------------------------------

Net assets at end of period                                        174,237,244      81,264,804           514,750           732,104
-----------------------------------------------------------------------------------------------------------------------------------



See accompanying notes to unaudited financial statements.

LIFE OF VIRGINIA SEPARATE ACCOUNT 4

For the period ended June 30, 1998
(Unaudited)




-----------------------------------------------------------------------------------------------------------------------------


                                                                              Variable Insurance Products Fund
                                                                         ----------------------------------------------------
                                                                               Equity
                                                                               Income            Growth           Overseas
                                                                            Portfolio         Portfolio          Portfolio
                                                                         ----------------------------------------------------
                                                                           Six Months        Six Months         Six Months
                                                                         Ended 6/30/98     Ended 6/30/98      Ended 6/30/98
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets From operations:
      Net investment income (expense)                                   $  35,977,444        41,560,128          7,707,720
      Net realized gain                                                    30,166,068         7,851,875         10,665,189
      Unrealized appreciation (depreciation) on investments                (4,013,502)        7,778,385         (1,715,674)
-----------------------------------------------------------------------------------------------------------------------------

Increase in net assets from operations                                     62,130,010        57,190,388         16,657,235
-----------------------------------------------------------------------------------------------------------------------------

From capital transactions:
      Net premiums                                                         32,122,103         8,184,252          1,123,295
      Loan interest                                                                 -                 -                  -
      Transfers (to) from the general account of Life of Virginia:
           Death benefits                                                  (1,842,947)       (1,034,887)          (196,033)
           Surrenders                                                     (18,412,703)      (12,080,121)        (3,238,165)
           Loans                                                                    -                 -                  -
           Cost of insurance and administrative expense (note 3)             (457,093)         (282,272)          (106,717)
           Transfer gain (loss) and transfer fees                            (715,503)         (168,994)           (61,814)
           Transfers (to) from the Guarantee Account (note 1)              25,706,630         4,020,969          1,217,384
      Interfund transfers                                                  (4,263,821)       (7,374,775)        (7,754,838)
-----------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from capital transactions                32,136,666        (8,735,828)        (9,016,888)
-----------------------------------------------------------------------------------------------------------------------------

Increase in net assets                                                     94,266,676        48,454,560          7,640,347

Net assets at beginning of year                                           613,582,772       315,013,607        108,304,621
-----------------------------------------------------------------------------------------------------------------------------

Net assets at end of year                                               $ 707,849,448       363,468,167        115,944,968
-----------------------------------------------------------------------------------------------------------------------------





------------------------------------------------------------------------------------------------------------------------------------

                                                                     Variable Insurance Products        Variable Insurance Product
                                                                                Fund II                           Fund III
                                                                   --------------------------------   -----------------------------
                                                                          Asset                           Growth &         Growth
                                                                        Manager        Contrafund           Income  Opportunities
                                                                      Portfolio         Portfolio        Portfolio      Portfolio
                                                                   ---------------------------------------------------------------
                                                                     Six Months        Six Months       Six Months     Six Months
                                                                   Ended 6/30/98     Ended 6/30/98    Ended 6/30/98  Ended 6/30/98
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets From operations:
      Net investment income (expense)                                58,217,917        12,617,950          (50,927)       774,220
      Net realized gain                                               7,318,237         6,218,461          655,612        184,574
      Unrealized appreciation (depreciation) on investments         (23,951,543)       20,941,267        2,849,033      1,393,070
----------------------------------------------------------------------------------------------------------------------------------

Increase in net assets from operations                               41,584,611        39,777,678        3,453,718      2,351,864
----------------------------------------------------------------------------------------------------------------------------------

From capital transactions:
      Net premiums                                                    6,410,390        14,108,947        6,323,142      5,885,680
      Loan interest                                                           -                 -                -              -
      Transfers (to) from the general account of Life of Virginia:
           Death benefits                                            (1,623,640)         (937,965)        (553,075)       (10,931)
           Surrenders                                               (19,928,963)       (6,377,843)        (533,667)      (598,347)
           Loans                                                              -                 -                -              -
           Cost of insurance and administrative expense (note 3)       (615,568)         (158,468)         (10,114)        (9,572)
           Transfer gain (loss) and transfer fees                    (2,500,324)          (65,849)         (75,330)         7,056
           Transfers (to) from the Guarantee Account (note 1)         4,404,930        12,707,391        3,809,693      4,548,368
      Interfund transfers                                            (4,889,707)       (4,522,746)       3,750,903      5,931,049
----------------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from capital transactions         (18,742,882)       14,753,467       12,711,552     15,753,303
----------------------------------------------------------------------------------------------------------------------------------

Increase in net assets                                               22,841,729        54,531,145       16,165,270     18,105,167

Net assets at beginning of year                                     483,874,812       242,137,396       15,708,222     17,087,775
----------------------------------------------------------------------------------------------------------------------------------

Net assets at end of year                                           506,716,541       296,668,541       31,873,492     35,192,942
------------------------------------------------------------------------------------------------------------------------------------



See accompanying notes to unaudited financial statements.

LIFE OF VIRGINIA SEPARATE ACCOUNT 4

For the period ended June 30, 1998
(Unaudited)



-----------------------------------------------------------------------------------------------------------------------------

                                                                                 Federated Investors Insurance Series
                                                                         -----------------------------------------------
                                                                           American             High
                                                                            Leaders      Income Bond           Utility
                                                                            Fund II          Fund II           Fund II
                                                                         -----------------------------------------------
                                                                         Six Months       Six Months        Six Months
                                                                        Ended 6/30/98    Ended 6/30/98     Ended 6/30/98
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets From operations:
      Net investment income (expense)                                   $ 2,583,162          963,635         1,920,727
      Net realized gain (loss)                                              932,146          809,224           765,621
      Unrealized appreciation (depreciation) on investments               2,297,713         (503,603)       (1,283,686)
------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from operations                         5,813,021        1,269,256         1,402,662
------------------------------------------------------------------------------------------------------------------------

From capital transactions:
      Net premiums                                                       11,247,662        4,989,462         2,595,196
      Loan interest                                                               -                -                 -
      Transfers (to) from the general account of Life of Virginia:
           Death benefits                                                  (101,940)         (94,093)         (119,919)
           Surrenders                                                    (1,083,321)      (1,395,991)         (956,863)
           Loans                                                                  -                -                 -
           Cost of insurance and administrative expense (note 3)            (21,099)         (15,745)          (19,613)
           Transfer gain (loss) and transfer fees (note 3)                   14,686             (493)              930
           Transfers (to) from the Guarantee Account (note 1)             6,832,605        6,614,508         2,306,189
      Interfund transfers                                                 3,850,903       (5,546,256)          436,365
------------------------------------------------------------------------------------------------------------------------

Increase in net assets from capital transactions                         20,739,496        4,551,392         4,242,285
------------------------------------------------------------------------------------------------------------------------

Increase in net assets                                                   26,552,517        5,820,648         5,644,947

Net assets at beginning of year                                          34,893,726       35,195,347        30,397,894
------------------------------------------------------------------------------------------------------------------------

Net assets at end of year                                               $61,446,243       41,015,995        36,042,841
------------------------------------------------------------------------------------------------------------------------




------------------------------------------------------------------------------------------------------------------------------------

                                                                              Alger American             PBHG Insurance Series Fund
                                                                     ---------------------------------------------------------------
                                                                              Small                            PBHG            PBHG
                                                                     Capitalization          Growth       Large Cap       Growth II
                                                                          Portfolio       Portfolio       Portfolio       Portfolio
                                                                     ---------------------------------------------------------------
                                                                         Six Months      Six Months      Six Months      Six Months
                                                                       Ended 6/30/98   Ended 6/30/98   Ended 6/30/98   Ended 6/30/98
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets From operations:
      Net investment income (expense)                                    10,035,422      13,681,103         (42,528)        (56,320)
      Net realized gain (loss)                                            1,410,110       2,230,568         191,900          67,461
      Unrealized appreciation (depreciation) on investments              (1,585,465)      3,946,938         962,980         752,185
------------------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from operations                         9,860,067      19,858,609       1,112,352         763,326
------------------------------------------------------------------------------------------------------------------------------------

From capital transactions:
      Net premiums                                                        3,706,446       4,937,082       1,238,450       1,169,059
      Loan interest                                                               -               -               -               -
      Transfers (to) from the general account of Life of Virginia:
           Death benefits                                                  (164,600)       (296,457)        (31,834)        (94,280)
           Surrenders                                                    (1,418,178)     (2,030,910)       (243,498)        (83,888)
           Loans                                                                  -               -               -               -
           Cost of insurance and administrative expense (note 3)            (43,674)        (42,616)         (3,020)         (2,866)
           Transfer gain (loss) and transfer fees (note 3)                  (79,765)        (86,773)        (16,965)         (1,202)
           Transfers (to) from the Guarantee Account (note 1)             4,217,409       4,208,521         867,202       1,348,885
      Interfund transfers                                                (2,727,294)      1,964,633         790,222         (59,394)
------------------------------------------------------------------------------------------------------------------------------------

Increase in net assets from capital transactions                          3,490,344       8,653,480       2,600,557       2,276,314
------------------------------------------------------------------------------------------------------------------------------------

Increase in net assets                                                   13,350,411      28,512,089       3,712,909       3,039,640

Net assets at beginning of year                                          73,827,690      72,153,813       4,718,267       6,951,940
------------------------------------------------------------------------------------------------------------------------------------

Net assets at end of year                                                87,178,101     100,665,902       8,431,176       9,991,580
------------------------------------------------------------------------------------------------------------------------------------




See accompanying notes to unaudited financial statements.

LIFE OF VIRGINIA SEPARATE ACCOUNT 4

For the period ended June 30, 1998
(Unaudited)



------------------------------------------------------------------------------------------------------------------------------------

                                                                                               Janus Aspen Series
                                                                     ---------------------------------------------------------------
                                                                       Aggressive                       Worldwide
                                                                           Growth          Growth          Growth          Balanced
                                                                        Portfolio       Portfolio       Portfolio         Portfolio
                                                                     ---------------------------------------------------------------
                                                                       Six Months      Six Months      Six Months        Six Months
                                                                     Ended 6/30/98   Ended 6/30/98   Ended 6/30/98     Ended 6/30/98
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets From operations:
      Net investment income (expense)                               $    (717,616)     15,300,251      13,737,251         2,833,886
      Net realized gain (loss)                                          7,253,385       6,298,570      23,050,199         1,391,937
      Unrealized appreciation (depreciation) on investments            10,889,349      20,805,711      57,619,298        10,374,940
------------------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from operations                      17,425,118      42,404,532      94,406,748        14,600,763
------------------------------------------------------------------------------------------------------------------------------------

From capital transactions:
      Net premiums                                                      2,769,551      11,383,893      23,787,183        10,827,413
      Loan interest                                                             -               -               -                 -
      Transfers (to) from the general account of Life of Virginia:
           Death benefits                                                (463,086)       (669,795)       (631,613)         (444,360)
           Surrenders                                                  (3,134,761)     (6,006,934)     (8,639,577)       (3,958,879)
           Loans                                                                -               -               -                 -
           Cost of insurance and administrative expense (note 3)          (70,260)       (170,241)       (252,123)          (71,646)
           Transfer gain (loss) and transfer fees                         (24,241)       (183,049)        (33,432)          (13,649)
           Transfers (to) from the Guarantee Account (note 1)           2,234,219       9,703,006      19,063,122         9,162,887
      Interfund transfers                                              (3,859,006)     (1,957,177)      7,658,750         6,820,016
------------------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from capital transactions            (2,547,584)     12,099,703      40,952,310        22,321,782
------------------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets                                      14,877,534      54,504,235     135,359,058        36,922,545

Net assets at beginning of period                                     105,815,122     224,068,917     345,126,082        77,638,235
------------------------------------------------------------------------------------------------------------------------------------

Net assets at end of period                                         $ 120,692,656     278,573,152     480,485,140       114,560,780
------------------------------------------------------------------------------------------------------------------------------------







---------------------------------------------------------------------------------------------------------------------

                                                                                    Janus Aspen Series
                                                                  ---------------------------------------------------
                                                                          Flexible     International         Capital
                                                                            Income            Growth    Appreciation
                                                                         Portfolio         Portfolio       Portfolio
                                                                  ---------------------------------------------------
                                                                        Six Months        Six Months      Six Months
                                                                      Ended 6/30/98     Ended 6/30/98   Ended 6/30/98
---------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets From operations:
      Net investment income (expense)                                      707,903           871,513         (32,922)
      Net realized gain (loss)                                              97,034         8,307,092         192,282
      Unrealized appreciation (depreciation) on investments                 21,957         3,158,627       1,244,526
---------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from operations                          826,894        12,337,232       1,403,886
---------------------------------------------------------------------------------------------------------------------

From capital transactions:
      Net premiums                                                       1,935,808         4,601,172       1,829,687
      Loan interest                                                              -                 -               -
      Transfers (to) from the general account of Life of Virginia:
           Death benefits                                                  (22,188)         (210,620)        (10,982)
           Surrenders                                                     (407,772)       (1,104,506)       (206,613)
           Loans                                                                 -                 -               -
           Cost of insurance and administrative expense (note 3)            (9,976)          (34,385)         (2,486)
           Transfer gain (loss) and transfer fees                           (3,569)              626         (14,390)
           Transfers (to) from the Guarantee Account (note 1)            2,779,754         4,898,203         884,966
      Interfund transfers                                                2,116,817          (833,266)      2,911,490
---------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from capital transactions              6,388,874         7,317,224       5,391,672
---------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets                                        7,215,768        19,654,456       6,795,558

Net assets at beginning of period                                       14,336,751        54,665,726       2,669,575
---------------------------------------------------------------------------------------------------------------------

Net assets at end of period                                             21,552,519        74,320,182       9,465,133
---------------------------------------------------------------------------------------------------------------------



See accompanying notes to unaudited financial statements.

LIFE OF VIRGINIA SEPARATE ACCOUNT 4

Notes to Financial Statements

June 30, 1998

(Unaudited)

------------------------------------------------------------------------------


 (1)  Description of Entity

      Life of Virginia Separate Account 4 (the Account) is a separate investment account established in 1987 by The Life Insurance Company of Virginia (Life of Virginia) under the laws of the Commonwealth of Virginia. The Account operates as a unit investment trust under the Investment Company Act of 1940. The Account is used to fund certain benefits for flexible premium variable deferred annuity life insurance policies issued by Life of Virginia. The Life Insurance Company of Virginia is a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871. Eighty percent of the capital stock of Life of Virginia is owned by General Electric Capital Assurance Corporation. The remaining 20% is owned by GE Financial Assurance Holdings, Inc. General Electric Capital Assurance Corporation and GE Financial Assurance Holdings, Inc. are indirectly, wholly-owned subsidiaries of General Electric Capital ("GE Capital"). GE Capital, a diversified financial services company, is a wholly-owned subsidiary of General Electric Company
      (GE), a New York corporation. Prior to April 1, 1996, Life of Virginia was an indirect wholly-owned subsidiary of Aon Corporation (Aon).

      In May 1998, three new investment subdivisions were added to the Account, for both Type I and Type II policies. The U.S. Equity Portfolio invests solely in a designated portfolio of the GE Investments Funds, Inc. The Mid Cap Equity Portfolio and Growth & Income Portfolio each invest solely in a designated portfolio of the Goldman Sachs Variable Insurance Trust. All designated portfolios described above are series type mutual funds.

      Policyowners may transfer cash values between the Account's portfolios and the Guarantee Account that is part of the general account of Life of Virginia. Amounts transferred to the Guarantee Account earn interest at the interest rate in effect at the time of such transfer and remain in effect for one year, after which a new rate may be declared.






                                                                   (Continued)

LIFE OF VIRGINIA SEPARATE ACCOUNT 4

Notes to Financial Statements

June 30, 1998

(Unaudited)


 (2)  Summary of Significant Accounting Policies

      Unit Classes

      There are two unit classes included in the Account. Type I units are sold under policy form P1140 and P1141. Type II units are sold under policy forms P1142, P1142N and P1143. Type II unit sales began in the third quarter of 1994.

      Investments

      Investments are stated at fair value which is based on the underlying net asset value per share of the respective portfolios or funds. Purchases and sales of investments are recorded on the trade date and income distributions are recorded on the ex-dividend date. Realized gains and losses on investments are determined on the average cost basis. The units and unit values are disclosed as of the last business day in the applicable year or period.

      The aggregate cost of investments acquired and the aggregate proceeds of investments sold, for the six months ended June 30, 1998 were:

                                                 Cost of         Proceeds
                                                  Shares             from
Fund/Portfolio                                  Acquired      Shares Sold
--------------------------------------------------------------------------

GE Investment Funds, Inc.:
    S&P 500 Index                       $     77,825,387 $     28,820,022
    Money Market                             640,337,774      604,565,123
    Total Return                               9,568,527        5,008,617
    International Equity                       8,584,591        8,922,318
    Real Estate Securities                    13,623,474        8,219,797
    Global Income                              1,122,913          255,387
    Value Equity                              22,548,333        7,378,286
    Income                                     4,700,750        3,195,735
    U.S. Equity                                  165,683           20,559

THE LIFE INSURANCE COMPANY OF
VIRGINIA AND SUBSIDIARY

Consolidated Financial Statements

December 31, 1997, 1996, and 1995

(With Independent Auditors' Report Thereon)

Independent Auditors' Report


The Board of Directors
The Life Insurance Company of Virginia:


We have audited the accompanying consolidated balance sheets of The Life Insurance Company of Virginia (an indirect wholly-owned subsidiary of General Electric Capital Corporation) and subsidiary as of December 31, 1997 and 1996, and the related consolidated statements of income, stockholders' equity, and cash flows for the year ended December 31, 1997 and the nine months ended December 31, 1996. We have also audited the preacquisition statements of income, stockholders' equity and cash flows for the three months ended March 31, 1996. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits. The accompanying consolidated financial statements of The Life Insurance Company of Virginia for the year ended December 31, 1995, were audited by other auditors whose report, dated February 8, 1996 on those consolidated financial statements included an explanatory paragraph that described the change in the Company's method of accounting for certain investments.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of The Life Insurance Company of Virginia and subsidiary as of December 31, 1997 and 1996, and the results of their operations and their cash flows for the year ended December 31, 1997, the nine month period ended December 31, 1996 and the preacquisition three month period ended March 31, 1996, in conformity with generally accepted accounting principles.

As discussed in Note 1 to the consolidated financial statements, effective April 1, 1996, General Electric Capital Corporation acquired all of the outstanding stock of The Life Insurance Company of Virginia in a business combination accounted for as a purchase. As a result of the acquisition, the consolidated financial information for the periods after the acquisition is presented on a different cost basis than that for the periods before the acquisition and, therefore, is not comparable.

KPMG Peat Marwick LLP

Richmond, Virginia
January 6, 1998

                        REPORT OF INDEPENDENT AUDITIORS

Board of Directors
The Life Insurance Company of Virginia

     We have audited the accompanying consolidated statements of income, stockholder's equity, and cash flows of The Life Insurance Company of Virginia and subsidiaries for the year ended December 31, 1995. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audit.

     We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

     In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated results of operations and cash flows of The Life Insurance Company of Virginia and subsidiaries for the year ended December 31, 1995, in conformity with generally accepted accounting principles.



                                    ERNST & YOUNG LLP

Richmond, Virginia
February 8, 1996

THE LIFE INSURANCE COMPANY OF VIRGINIA AND SUBSIDIARY

Consolidated Balance Sheets

December 31, 1997 and 1996
(in millions)

------------------------------------------------------------------------------------------------------------------

Assets                                                                                          1997           1996
------------------------------------------------------------------------------------------------------------------
Investments:
   Fixed maturities:
     Available for sale - at fair value (amortized cost:
         December 31, 1997 - $5,468.1; 1996 - $5,102.2)                                   $  5,622.6        5,142.7
   Equity securities - at fair value
     Common stocks (cost:  December 31, 1997 - $43.1; 1996 - $31.6)                             54.1           34.7
     Preferred stocks (cost:  December 31, 1997 - $87.6; 1996 - $123.5)                         97.6          130.8
   Mortgage loans on real estate (net of reserve for losses:
     December 31, 1997 - $17.2; 1996 - $20.8)                                                  496.2          585.4
   Real estate (net)                                                                            11.8           19.4
   Policy loans                                                                                188.4          179.5
   Short-term investments                                                                        -             42.4
------------------------------------------------------------------------------------------------------------------

Total investments                                                                            6,470.7        6,134.9
------------------------------------------------------------------------------------------------------------------

Cash                                                                                             0.2            6.4
Receivables:
   Premiums and other                                                                            6.6            7.9
   Reinsurance recoverable                                                                       8.7           13.1
   Accrued investment income                                                                   123.1          116.6
------------------------------------------------------------------------------------------------------------------

Total receivables                                                                              138.4          137.6

Deferred policy acquisition costs                                                              165.0           70.3

Goodwill (net of accumulated amortization:  December 31, 1997 - $11.3;
   1996 - $5.0)                                                                                117.1          125.4

Present value of future profits (net)                                                          332.6          419.2

Property and equipment at cost (net)                                                             3.2            1.7

Deferred income taxes                                                                           57.4           72.9

Other assets                                                                                    15.4           12.3

Assets held in separate accounts                                                             4,066.4        2,762.7
------------------------------------------------------------------------------------------------------------------

Total assets                                                                              $ 11,366.4        9,743.4
------------------------------------------------------------------------------------------------------------------


                                                                  (continued)

THE LIFE INSURANCE COMPANY OF VIRGINIA AND SUBSIDIARY

December 31, 1997 and 1996
(in millions, except share data)

------------------------------------------------------------------------------------------------------------------

Liabilities and Stockholders' Equity                                                          1997           1996
------------------------------------------------------------------------------------------------------------------
Policy liabilities:
   Future policy benefits                                                                 $    520.6          518.3
   Policy and contract claims                                                                   83.0           69.1
   Unearned and advance premiums                                                                 0.1            0.1
   Other policyholder funds                                                                  5,369.2        5,094.4
------------------------------------------------------------------------------------------------------------------

Total policy liabilities                                                                     5,972.9        5,681.9

General liabilities:
   Payable to affiliate, net                                                                     9.4            8.8
   Commissions and general expenses                                                             51.1           46.8
   Current income taxes                                                                         45.8           45.4
   Other liabilities                                                                            71.5          192.2
   Liabilities related to separate accounts                                                  4,066.4        2,762.7
------------------------------------------------------------------------------------------------------------------

Total liabilities                                                                           10,217.1        8,737.8
------------------------------------------------------------------------------------------------------------------

Commitments and Contingent Liabilities
------------------------------------------------------------------------------------------------------------------

Stockholders' equity:
   Common stock - $1,000 par value:
     Authorized, issued and outstanding:  4,000 shares                                           4.0            4.0
   Additional paid-in capital                                                                  925.9          928.1
   Net unrealized investment gains                                                              74.3           19.4
   Retained earnings                                                                           145.1           54.1
------------------------------------------------------------------------------------------------------------------

Total stockholders' equity                                                                   1,149.3        1,005.6
------------------------------------------------------------------------------------------------------------------

Total liabilities and stockholders' equity                                                $ 11,366.4        9,743.4
------------------------------------------------------------------------------------------------------------------

See accompanying notes to consolidated financial statements.

THE LIFE INSURANCE COMPANY OF VIRGINIA AND SUBSIDIARY

Consolidated Statements of Income

For the year ended December 31, 1997, the periods from April 1, 1996 to December 31, 1996 and from January 1, 1996 to March 31, 1996, and the year ended December 31, 1995 (in millions)

----------------------------------------------------------------------------------------------------------------------
                                                                                                      Preacquisition
                                                                                      --------------------------------
                                                                           Nine months     Three months
                                                           Year ended            ended            ended    Year ended
                                                         December 31,     December 31,        March 31,  December 31,
                                                                 1997             1996             1996          1995
----------------------------------------------------------------------------------------------------------------------
Revenue
   Premiums and policy fees                         $          273.2            154.7             92.4            179.3
   Separate account fees                                        44.4             23.1              5.9             17.7
   Net investment income (note 2)                              472.5            334.4            112.0            402.1
   Realized investment gains (losses) (note 2)                  13.3              6.0              9.0            (76.5)
   Other income                                                  2.5              0.6              1.0              2.8
----------------------------------------------------------------------------------------------------------------------

Total revenue earned                                           805.9            518.8            220.3            525.4
----------------------------------------------------------------------------------------------------------------------

Benefits and Expenses
   Benefits to policyholders                                   509.8            326.4            166.0            372.9
   Commissions and general expenses                             82.5             53.2             28.8             43.7
   Amortization of intangibles                                  59.6             50.1              0.6              3.2
   Amortization of deferred policy acquisition
      costs                                                     10.8              3.2              6.0             39.3
----------------------------------------------------------------------------------------------------------------------

Total benefits and expenses                                    662.7            432.9            201.4            459.1

Income Before Income Tax                                       143.2             85.9             18.9             66.3
   Provision for income tax (note 3)
      Current expense (benefit)                                 64.8             39.7             (3.8)            37.9
      Deferred expense (benefit)                               (12.6)            (7.9)            10.8            (10.8)
----------------------------------------------------------------------------------------------------------------------

                                                                52.2             31.8              7.0             27.1
----------------------------------------------------------------------------------------------------------------------

Net income                                          $           91.0             54.1             11.9             39.2
----------------------------------------------------------------------------------------------------------------------


See accompanying notes to consolidated financial statements.

THE LIFE INSURANCE COMPANY OF VIRGINIA AND SUBSIDIARY

Consolidated Statements of Stockholders' Equity

For the year ended December 31, 1997, the periods from April 1, 1996 to December 31, 1996 and from January 1, 1996 to March 31, 1996, and the year ended December 31, 1995 (in millions)

------------------------------------------------------------------------------------------------------------------
                                                                                                   Preacquisition
                                                                                 ---------------------------------
                                                                      Nine months    Three months
                                                       Year ended           ended           ended      Year ended
                                                      December 31,   December 31,       March 31,    December 31,
                                                             1997            1996            1996            1995
------------------------------------------------------------------------------------------------------------------
Common stock
   $1,000 par value common stock, authorized,
     issued and outstanding 4,000 in 1997,
     1996 and 1995)
------------------------------------------------------------------------------------------------------------------

   Balance at beginning and end of period              $      4.0             4.0             4.0             4.0
------------------------------------------------------------------------------------------------------------------

Additional Paid-in Capital
   Balance at beginning of period                           928.1           818.4           749.1           704.1
     Adjustment to reflect purchase method (note 1)          (2.2)          109.7             -               -
     Capital contribution from parent (notes 4, 7)            -               -              69.3            45.0
------------------------------------------------------------------------------------------------------------------

Balance at end of period                                    925.9           928.1           818.4           749.1
------------------------------------------------------------------------------------------------------------------

Net Unrealized Investment Gains (Losses)
   Balance at beginning of period                            19.4            11.9           103.1           (97.5)
     Adjustment to reflect purchase method
        (note 1)                                              -             (11.9)            -               -
     Net unrealized investment gains (losses)                54.9            19.4           (91.2)          200.6
------------------------------------------------------------------------------------------------------------------

Balance at end of period                                     74.3            19.4            11.9           103.1
------------------------------------------------------------------------------------------------------------------

Net Foreign Exchange Gains (Losses)
   Balance at beginning of period                             -               -               -              (3.0)
     Net foreign exchange gains (losses)                      -               -               -               3.0
------------------------------------------------------------------------------------------------------------------

Balance at end of period                                      -               -               -               -
------------------------------------------------------------------------------------------------------------------

Retained Earnings (Deficit)
   Balance at beginning of period                            54.1           (22.4)          (34.3)          159.8
     Adjustment to reflect purchase method
        (note 1)                                              -              22.4             -               -
     Net income                                              91.0            54.1            11.9            39.2
     Dividends to stockholder                                 -               -               -             (40.0)
     Stock dividend to affiliate (note 7)                     -               -               -            (193.3)
------------------------------------------------------------------------------------------------------------------

Balance at end of period                                    145.1            54.1           (22.4)          (34.3)
------------------------------------------------------------------------------------------------------------------

Stockholders' equity at end of period                  $  1,149.3         1,005.6           811.9           821.9
------------------------------------------------------------------------------------------------------------------

See accompanying notes to consolidated financial statements.

THE LIFE INSURANCE COMPANY OF VIRGINIA AND SUBSIDIARY

Consolidated Statements of Cash Flows

For the year ended December 31, 1997, the periods from April 1, 1996 to December 31, 1996 and from January 1, 1996 to March 31, 1996, and the year ended December 31, 1995 (in millions)

---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  Preacquisition
                                                                                                     ----------------------------
                                                                                       Nine months   Three months
                                                                         Year ended          ended          ended     Year ended
                                                                       December 31,   December 31,      March 31,   December 31,
                                                                               1997           1996           1996           1995
---------------------------------------------------------------------------------------------------------------------------------
Cash flows from operating activities:
   Net income                                                            $    91.0           54.1           11.9           39.2
   Adjustments to reconcile net income to cash provided by
     (used in) operating activities:
       Change in policy liabilities                                          239.0           53.5          (32.8)         114.2
       Change in accrued investment income                                    (6.5)         (37.6)           4.1           (2.1)
       Deferred policy acquisition costs                                    (112.3)         (74.9)         (22.2)         (76.1)
       Amortization of deferred policy acquisition costs                      10.8            3.2            6.0           39.3
       Amortization of intangibles                                            59.6           50.1            0.6            3.2
       Other amortization and depreciation                                     8.0            7.3            1.4           (1.2)
       Premiums and operating receivables, commissions and general
         expenses, income taxes and other                                   (128.5)          77.8           22.9          (65.7)
       Realized investment (gains) losses                                    (13.3)          (6.0)          (9.0)          76.5
------------------------------------------------------------------------------------------------------------------------------

Cash provided by (used in) operating activities                              147.8          127.5          (17.1)         127.3
------------------------------------------------------------------------------------------------------------------------------

Cash flows from investing activities:
   Sale (purchase) of short-term investments - net                            42.4           49.4          (10.1)         (18.8)
   Sale or maturity of investments
     Fixed maturities - held to maturity:
       Maturities                                                              -              -              -              3.9
       Calls and prepayments                                                   -              -              -             60.9
     Fixed maturities - available for sale
       Maturities                                                              -            201.5           46.1           35.0
       Calls and prepayments                                                   -            353.5          101.0           58.6
       Sales                                                                 739.1          452.0          115.8        1,700.3
     All other investments                                                   145.1          177.3           44.9          124.6
   Purchase of investments:
     Fixed maturities - available for sale                                (1,104.1)      (1,279.5)        (144.1)      (1,950.7)
     All other investments                                                   (30.8)         (39.5)         (65.5)        (183.5)
   Purchase of property and equipment                                         (2.4)           -             (0.2)          (0.8)
------------------------------------------------------------------------------------------------------------------------------

Cash provided by (used in) investing activities                             (210.7)         (85.3)          87.9         (170.5)
------------------------------------------------------------------------------------------------------------------------------

Cash flows from financing activities:
   Capital contribution                                                        -              -              2.8            -
   Cash dividends to stockholder                                               -              -            (40.0)          (6.0)
   Change in cash overdrafts                                                   4.7          (12.7)          28.8            -
   Interest sensitive life, annuity and investment contract deposits       1,894.2        1,275.4          301.9        1,059.5
   Interest sensitive life, annuity and investment contract withdrawals   (1,842.2)      (1,305.6)        (358.8)      (1,031.7)
------------------------------------------------------------------------------------------------------------------------------

Cash provided by (used in) financing activities                               56.7          (42.9)         (65.3)          21.8
------------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in cash                                                   (6.2)          (0.7)           5.5          (21.4)
Cash at beginning of period                                                    6.4            7.1            1.6           23.0
------------------------------------------------------------------------------------------------------------------------------

Cash at end of period                                                    $     0.2            6.4            7.1            1.6
------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to consolidated financial statements.

THE LIFE INSURANCE COMPANY OF VIRGINIA & SUBSIDIARY

Notes to Consolidated Financial Statements

December 31, 1997

===============================================================================

   (1)   Summary of Significant Accounting Principles and Practices

         Basis of Presentation

         The accompanying consolidated financial statements have been prepared in conformity with generally accepted accounting principles (GAAP) and include the accounts of The Life Insurance Company of Virginia ("Life of Virginia" or "Company") and its subsidiary, Assigned Settlements Inc. All material intercompany accounts and transactions have been eliminated.

         Prior to April 1, 1996, Combined Insurance Company of America ("CICA") owned 100% or 4,000 shares of Life of Virginia. CICA is a wholly-owned subsidiary of AON Corporation (AON). On April 1, 1996, CICA sold 100% of the issued and outstanding shares of Life of Virginia to General Electric Capital Corporation ("GE Capital"). Immediately thereafter, 80% was contributed to General Electric Capital Assurance Company (the "Parent"). On December 31, 1996, the remaining 20% was contributed to General Electric Financial Assurance Holdings, Inc. ("GEFAH").

         Life of Virginia primarily sells variable annuities and universal life insurance to customers throughout most of the United States. Life of Virginia distributes variable annuities primarily through stockbrokers and universal life insurance primarily through career agents and independent brokers. Life of Virginia is also engaged in the sale of traditional individual and group life products and guaranteed investment contracts. Approximately 23%, 34% and 43% of premium and annuity consideration collected, in 1997, 1996, and 1995, respectively, came from customers residing in the South Atlantic region of the United States.

         Although the Company markets its products through numerous distributors, approximately 22%, 21% and 14% of the Company's sales in 1997, 1996 and 1995, respectively, have been through two specific national stockbrokers. Loss of all or a substantial portion of the business provided by these stockbrokers could have a material adverse effect on the business and operations of the Company. The Company does not believe, however, that the loss of such business would have a long-term adverse effect because of the Company's competitive position in the marketplace and the availability of business from other distributors.

THE LIFE INSURANCE COMPANY OF VIRGINIA & SUBSIDIARY

Notes to Consolidated Financial Statements



===============================================================================


   (1)   Continued

         Estimates

         Financial statements prepared in conformity with generally accepted accounting principles require management to make estimates and assumptions that could affect amounts and disclosures reported therein. Actual results could differ from those estimates. As further discussed in the accompanying notes to the consolidated financial statements, significant estimates and assumptions affect deferred acquisition costs, PVFP, future life policy benefits, provisions for real estate-related losses and related reserves, other-than-temporary declines in values for fixed maturities, the valuation allowance for deferred income taxes and the calculation of fair value disclosures for certain financial instruments.

         Certain 1996 and 1995 amounts have been reclassified to conform to 1997 presentation.

         Purchase Accounting Method

         Upon acquisition of Life of Virginia by GE Capital, Life of Virginia restated its financial statements in accordance with the purchase method of accounting. The net purchase price for Life of Virginia and its subsidiary of $929.9 million was allocated according to the fair values of the acquired assets and liabilities, including the estimated present value of future profits. These allocated values were dependent upon policies in force and market conditions at the time of closing.

         In addition to revaluing all material tangible assets and liabilities to their respective estimated fair values as of the closing date of the sale, Life of Virginia also recorded in its consolidated financial statements the excess of cost over fair value of net assets acquired (goodwill) as well as the present value of future profits to be derived from the purchased business. These amounts were determined in accordance with the purchase method of accounting. This new basis of accounting resulted in an increase in stockholders' equity of $118 million (net of purchase accounting adjustments of $2.2 million in 1997), reflecting the application of the purchase method of accounting. The Company's consolidated financial statements subsequent to April 1, 1996 reflect this new basis of accounting.

   (1)   Continued

         All amounts for periods ended before April 1, 1996 are labeled "Preacquisition" and are based on the preacquisition historical costs in accordance with generally accepted accounting principles. The periods ending after such date are based on fair values at April 1, 1996 (which becomes the new cost basis) and subsequent costs in accordance with the purchase method of accounting.


         Present Value of Future Profits

         As of April 1, 1996, Life of Virginia established an intangible asset which represents the present value of future profits ("PVFP"). PVFP reflects the estimated fair value of the Company's life insurance business in-force and represents the portion of the cost to acquire the Company that is allocated to the value of the right to receive future cash flows from insurance contracts existing at the date of acquisition. Such value is the present value of the actuarially determined projected cash flows for the acquired policies discounted at an appropriate rate.

         PVFP is amortized over the estimated contract life of the business acquired in relation to the present value of estimated gross profits. The estimated gross profit streams are periodically reevaluated and the unamortized balance of PVFP adjusted to the amount that would have existed had the actual experience and revised estimates been known and applied since inception. The amortization period is the remaining life of the policies, which range from 10 to 30 years from the date of original policy issue. Based on current assumptions, net amortization of the PVFP asset, expressed as a percentage, is projected to be 12.4%, 11.6%, 10.8%, 9.5% and 8.1% for the years ended December 31, 1998 through 2002, respectively. Actual amortization incurred during these years may vary as assumptions are modified to incorporate actual results.

         Prior to April 1, 1996, Life of Virginia's PVFP was calculated in a similar manner as the PVFP discussed above and related to policies in-force on April 30, 1986, the date the Company was acquired by Aon. Under purchase accounting this PVFP was removed.

   (1)   Continued

         The projected ending balance of PVFP will be further adjusted to reflect the impact of unrealized gains or losses on fixed maturities classified as available for sale in the investment portfolios. Such adjustments are not recorded in the Company's net income but rather as a credit or charge to stockholders' equity, net of applicable income tax. The components of PVFP are as follows:


                                                                                               Preacquisition
                                                                                 ------------------------------
                                                                  Nine months       Three months
                                                  Year ended            ended            ended     Year ended,
                                                December 31,     December 31,        March 31,    December 31,
(millions)                                              1997             1996             1996            1995
---------------------------------------------------------------------------------------------------------------

PVFP - beginning of period                 $             419.2              -               32.6            48.6
Adjustment related to the purchase
   method of accounting                                    -              484.0              -               -
Interest accreted at 6.75% for 1997
   and 6.25% for 1996                                     28.4             22.4              0.5             2.1
Gross amortization, excluding interest                   (81.6)           (67.5)            (1.1)           (5.3)
Dividend of Globe Life Insurance
   Company (note 7)                                        -                -                -             (12.8)
Effect of net unrealized
   investment (gains) losses                             (33.4)           (19.7)             -               -
---------------------------------------------------------------------------------------------------------------

PVFP - end of period                       $             332.6            419.2             32.0            32.6
---------------------------------------------------------------------------------------------------------------


         Goodwill

         Under the purchase method of accounting, Goodwill is the excess of the purchase price over the fair value of assets and liabilities acquired and PVFP. The Company has elected to amortize goodwill on the straight line basis over a 20 year period.

         The Company reviews goodwill to determine if events or changes in circumstances may have affected the recoverability of the outstanding goodwill as of each reporting period. In the event that the Company determined that goodwill was not recoverable it would amortize such amounts as additional goodwill expense in the accompanying consolidated financial statements. As of December 31, 1997, the Company believes that no such adjustment is necessary.

   (1)   Continued

         Deferred Tax Assets and Liabilities

         Pursuant to the acquisition on April 1, 1996, GE Capital, and Aon Corporation, the Company's previous ultimate parent, agreed to file an election to treat the acquisition of Life of Virginia as an asset acquisition under the provisions of Internal Revenue Code Section 338(h)(10). As a result of that election, the tax basis of the Company's assets as of the date of acquisition were revalued based upon fair market values. The principal effect of the election was to establish a tax basis of intangibles for the value of the business acquired that is amortizable for tax purposes over 10-15 years.

         Deferred income taxes have been provided for the effects of temporary differences between financial reporting and tax bases of assets and liabilities and have been measured using the enacted marginal tax rates and laws that are currently in effect.

         Recognition of Premium Revenue and Related Expenses

         For universal life-type and investment products, generally there is no requirement for the payment of a premium other than to maintain account values at a level sufficient to pay mortality and expense charges. Consequently, premiums for universal life-type policies and investment products are not reported as revenue, but as deposits. Policy fee revenue for universal life-type policies and investment products consists of charges for the cost of insurance, policy administration, and surrenders assessed during the period. Expenses include interest credited to policy account balances and benefit claims incurred in excess of policy account balances.

         In general, for accident and health products, premiums collected are reported as earned proportionately over the period covered by the policies. For all other life products, premiums are recognized as revenue when due. Benefits and related expenses associated with the premium revenues are charged to expense proportionately over the lives of the policies through a provision for future policy benefit liabilities and through deferral and amortization of deferred policy acquisition costs.

   (1)   Continued

         Reinsurance

         Reinsurance premiums, commissions, and expense reimbursements on reinsured business are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Premiums and benefits ceded to other companies have been reported as a reduction of premium revenue and benefits. Expense reimbursements received in connection with reinsurance ceded have been accounted for as a reduction of the related policy acquisition costs or, to the extent such reimbursements exceed the related acquisition costs, as other revenue. All reinsurance receivables and prepaid reinsurance premium amounts are reported as assets.

         Investments

         Fixed maturities are classified as available for sale and carried at fair value. The amortized cost of fixed maturities is adjusted for amortization of premiums and accretion of discounts to maturity that are included in net investment income. Included in fixed maturities are investments in mortgage-backed securities. Investment income on mortgage-backed securities is initially based upon yield, cash flow and prepayment assumptions at the date of purchase. Subsequent revisions in those assumptions are recorded using the retrospective method, whereby the amortized cost of the securities is adjusted to the amount that would have existed had the revised assumptions been in place at the date of purchase. The adjustments to amortized cost are recorded as a charge or credit to investment income.

         Short-term investments are carried at amortized cost which approximates fair value. Equity securities are valued at fair value. Mortgage loans are carried at their unpaid principal balance, net of allowances for estimated uncollectible amounts. Real estate is carried generally at cost less accumulated depreciation. Policy loans are carried at unpaid principal balance. Other long-term investments are carried generally at cost.

         Changes in the market values of investments available-for-sale, net of the effect on deferred policy acquisition costs, present value of future profits and deferred federal income taxes are reflected as unrealized investment gains or losses in a separate component of stockholders' interest and accordingly, have no effect on net income.

   (1)   Continued

         Investments that have declines in fair value below cost, that are judged to be other than temporary, are written down to estimated fair value and reported as realized investment losses. Additionally, reserves for mortgage loans and certain other long-term investments are established based on an evaluation of the respective investment portfolio, past credit loss experience, and current economic conditions. Writedowns and the change in reserves are included in realized investment gains and losses in the consolidated statements of income. In general, the Company ceases to accrue investment income when interest or dividend payments are in arrears.

         Impaired loans are loans for which it is probable that the Company will be unable to collect all amounts due according to terms of the original contractual terms of the loan agreement. This definition includes, among other things, leases, or larger groups of small-homogenous loans, and therefore applies principally to the Company's commercial loans. Life of Virginia measures impaired loans at the present value of the loans discounted cash flow using the effective interest rate of the original loan as the discount rate.

         Deferred Policy Acquisition Costs

         Costs of acquiring new business, principally commissions, underwriting and sales expenses that vary with and are primarily related to the production of new business, are deferred. For non-universal life-type products, amortization of deferred policy acquisition costs is related to and based on the present value of expected premium revenues on the policies. Periodically amortization is adjusted to reflect current withdrawal experience. Expected premium revenues are estimated by using the same assumptions used in estimating future policy benefits.

         Deferred policy acquisition costs related to universal life-type policies and investment products are amortized in relation to the present value of expected gross profits on the policies. Such amortization is adjusted periodically to reflect differences in actual and assumed gross profits.

   (1)   Continued

         To the extent that unrealized gains or losses on available for sale securities would result in an adjustment to deferred policy acquisition costs amortization, had those gains or losses actually been realized, the related deferred policy acquisition cost adjustments are recorded along with the unrealized gains or losses included in stockholders' equity with no effect on net income.

         The components of deferred policy acquisition costs are as follows:


                                                                                            Preacquisition
                                                                                   -------------------------
                                                                   Nine months   Three months
                                                   Year ended            ended          ended    Year ended
                                                 December 31,     December 31,      March 31,   December 31,
(millions)                                               1997             1996           1996           1995
------------------------------------------------------------------------------------------------------------

Deferred policy acquisition costs -                 $    70.3             -            363.9          388.1
   beginning of period
Commissions and expenses deferred                       112.3            74.9           22.2           76.1
Amortization                                            (10.8)           (3.2)          (6.0)         (39.3)
Dividend of Globe Life Insurance
   Company (note 7)                                       -               -              -            (22.8)
Effect of net unrealized investment
   (gains) losses                                        (6.8)           (1.4)          17.9          (38.2)
------------------------------------------------------------------------------------------------------------

Deferred policy acquisition costs - end of period   $   165.0            70.3          398.0          363.9
------------------------------------------------------------------------------------------------------------



         Property and Equipment

         Property and equipment are generally depreciated using the straight-line method over their estimated useful lives. As a result of purchase accounting, fully depreciated property and equipment were removed.

         Fair Value of Financial Instruments

         The following methods and assumptions were used to estimate fair values for financial instruments. The carrying amounts in the consolidated statements of financial position for cash and short-term investments approximate their fair values. Fair values for fixed

   (1)   Continued

         maturity securities and equity securities are based on quoted market prices or, if they are not actively traded, on estimated values obtained from independent pricing services or in the case of private placements, are estimated by discounted expected future cash flows using a current market rate applicable to the yield credit quality, call features and maturity of the investments, as applicable. The fair values for mortgage loans and policy loans are estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Fair values of derivatives are based on quoted prices for exchange-traded instruments or the cost to terminate or offset with other contracts.

         Fair values for liabilities for investment-type contracts are estimated using discounted cash flow calculations based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

         Separate Account Business

         The assets and liabilities of the separate accounts represent designated funds of group pension, variable life and annuity policyholders and are not guaranteed or supported by other general investments of the Company. The Company earns mortality and expense risk fees from the separate accounts and assesses withdrawal charges in the event of early withdrawals. The assets are carried at fair value and are offset by liabilities that represent such policyholders' equity in those assets. The net investment income generated from these assets is not included in the consolidated statements of income.

         The Company has periodically transferred capital to the separate accounts to provide for the initial purchase of investments in the new portfolios. As of December 31, 1997, approximately $44.6 million of the Company's common stock investment related to its capital investments in the separate accounts.

         Future Policy Benefit Liabilities and Unearned Premiums and Policy and Contract Claims

         Future policy benefit liabilities on non-universal life-type and accident and health products have been provided on the net level premium method. The liabilities are calculated based on assumptions as to investment yield, mortality, morbidity and

   (1)   Continued

         withdrawal rates that were determined at the date of issue or acquisition of Life of Virginia by the Parent, and provide for possible adverse deviations. Interest assumptions are graded and range from 7.4% to 6.5%.

         Withdrawal assumptions are based principally on experience and vary by plan, year of issue, and duration.

         Policyholder liabilities on universal life-type and investment products are generally based on policy account values. Interest crediting rates for these products range from 8.6% to 4.5%.

         Unearned premiums generally are calculated using the pro rata method based on gross premiums. However, in the case of credit life and credit accident and health, the unearned premiums are calculated such that the premiums are earned over the period of risk in a reasonable relationship to anticipated claims.

         Policy and contract claim liabilities represent estimates for reported claims, as well as provisions for losses incurred, but not yet reported. These claim liabilities are based on historical experience and are estimates of the ultimate amount to be paid when the claims are settled. Changes in the estimated liability are reflected in income as the estimates are revised.

         Foreign Currency Translation

         Foreign revenues and expenses are translated at average exchange rates. Foreign assets and liabilities are translated at year-end exchange rates. Unrealized foreign exchange gains or losses on translation are generally reported in stockholders' equity. No tax effect was taken into consideration for unrealized losses.


   (2)   Invested Assets and Related Income

         Under purchase accounting, the fair value of Life of Virginia's fixed maturity investments as of April 1, 1996, became Life of Virginia's new cost basis in such investments. The difference between the new cost basis and original par is then amortized against investment income over the remaining effective lives of the fixed maturity investments.

   (2)   Continued

         The Company's investments in debt and equity securities are considered available for sale and are carried at estimated fair value, with the aggregate unrealized appreciation or depreciation being recorded as a separate component of stockholders' equity. The carrying value and amortized cost of investments at December 31, 1997 and 1996 were as follows:


                                                                                          December 31, 1997
                                                               -------------------------------------------------

                                                                                Gross        Gross
                                                                  Amortized   Unrealized  Unrealized       Fair
(millions)                                                           Cost       Gains       Losses        Value
----------------------------------------------------------------------------------------------------------------

Available for sale:
     U.S. government and agencies                            $         44.3         1.3          -           45.6
     States and political subdivisions                                  1.8         0.3          -            2.1
     Foreign governments                                              200.1         6.5         (0.3)       206.3
     Corporate securities                                           3,362.1       120.6         (8.1)     3,474.6
     Mortgage-backed securities                                     1,859.8        39.6         (5.4)     1,894.0
----------------------------------------------------------------------------------------------------------------

Total fixed maturities                                              5,468.1       168.3        (13.8)     5,622.6

Total equity securities                                               130.7        21.5         (0.5)       151.7
----------------------------------------------------------------------------------------------------------------

Total available for sale                                     $      5,598.8       189.8        (14.3)     5,774.3
----------------------------------------------------------------------------------------------------------------


                                                                                          December 31, 1996
                                                               --------------------------------------------------

                                                                                Gross        Gross
                                                                  Amortized   Unrealized  Unrealized         Fair
(millions)                                                           Cost       Gains       Losses          Value
------------------------------------------------------------------------------------------------------------------
Available for sale:
     U.S. government and agencies                            $         65.5         2.1          -           67.6
     States and political subdivisions                                  2.1         -            -            2.1
     Foreign governments                                              178.2         5.6          -          183.8
     Corporate securities                                           3,092.1        29.0        (19.6)     3,101.5
     Mortgage-backed securities                                     1,764.3        29.7         (6.3)     1,787.7
-----------------------------------------------------------------------------------------------------------------

Total fixed maturities                                              5,102.2        66.4        (25.9)     5,142.7

Total equity securities                                               155.1        11.2         (0.8)       165.5
-----------------------------------------------------------------------------------------------------------------

Total available for sale                                     $      5,257.3        77.6        (26.7)     5,308.2
-----------------------------------------------------------------------------------------------------------------

   (2)   Continued

         The scheduled maturity distribution of the fixed maturity portfolio at December 31 follows. Expected maturities may differ from scheduled contractual maturities because issuers of securities may have the right to call or prepay obligations with or without call or prepayment penalties.



                                                                                               1997
                                                                               ---------------------------
                                                                                    Amortized         Fair
(millions)                                                                               Cost        Value
----------------------------------------------------------------------------------------------------------

Due in one year or less                                                      $         105.8         106.7
Due after one year through five years                                                1,196.8       1,224.3
Due after five years through ten years                                               1,654.9       1,705.3
Due after ten years                                                                    650.8         692.3
-----------------------------------------------------------------------------------------------------------

Subtotals                                                                            3,608.3       3,728.6

Mortgage-backed securities                                                           1,859.8       1,894.0
-----------------------------------------------------------------------------------------------------------

Totals                                                                       $       5,468.1       5,622.6
-----------------------------------------------------------------------------------------------------------



         As required by law, the Company has investments on deposit with governmental authorities and banks for the protection of policyholders of $4.7 million and $4.5 million at December 31, 1997 and 1996, respectively.

         At December 31, 1997, approximately 24.8% and 15.9% of the Company's investment portfolio is comprised of securities issued by the manufacturing and financial industries, respectively, the vast majority of which are rated investment grade, and which are senior secured bonds. No other industry group comprises more than 10% of the Company's investment portfolio. This portfolio is widely diversified among various geographic regions in the United States, and is not dependent on the economic stability of one particular region.

         At December 31, 1997, the Company did not hold any fixed maturity securities, other than securities issued or guaranteed by the U.S. government, which exceeded 10% of shareholders interest.

   (2)   Continued

         The credit quality of the fixed maturity portfolio at December 31, follows. The categories are based on the higher of the ratings published by Standard & Poors or Moody's.



                                                             1997                         1996
                                                  -------------------------     -------------------------
                                                      Fair                         Fair
                                                     value      Percent           value       Percent
------------------------------------------------------------------------------------------------------

Agencies and treasuries                        $      308            5.5%   $      317          6.2%
AAA/Aaa                                             1,465           26.0         1,437         27.9
AA/Aa                                                 320            5.7           247          4.8
A/A                                                 1,101           19.6           988         19.2
BBB/Baa                                             1,862           33.1         1,864         36.3
BB/Ba                                                 307            5.5           207          4.0
B/B                                                    77            1.4            13          0.3
Not rated                                             182            3.2            69          1.3
-----------------------------------------------------------------------------------------------------

Totals                                         $    5,622          100.0%   $  5,142.         100.0%
-----------------------------------------------------------------------------------------------------



         Bonds with earnings ranging from AAA/Aaa to BBB-/Baa3 are generally regarded as investment grade securities. Some agencies and treasuries (that is, those securities issued by the United States government or an agency thereof) are not rated, but all are considered to be investment grade securities. Finally, some securities, such as private placements, have not been assigned a rating by any rating service and are therefore categorized as "not rated." This has neither positive nor negative implications regarding the value of the security.

   (2)   Continued

         The Company had $6.4 million and $12.6 million of non-income producing investments on December 31, 1997 and December 31, 1996, respectively.

         "Impaired" loans are defined under generally accepted accounting principles as loans for which it is probable that the lender will be unable to collect all amounts due according to the original contractual terms of the loan agreement. That definition excludes, among other things, leases or large groups of smaller-balance homogenous loans, and therefore applies principally to the Company's commercial loans.

         Under these principles, the Company has two types of "impaired" loans as of December 31, 1997 and 1996: loans requiring allowances for losses and loans expected to be fully recoverable because the carrying amount has been reduced previously through charge-offs or deferral at income recognition ($23.0 million and $-, respectively). There was no allowance for losses on these loans as of December 31, 1997 and 1996. Average investment in impaired loans during 1997 was $23.0 million and interest income earned on these loans while they were considered impaired was $2.0 million. There were no impaired loans nor related interest income earned on such loans in 1996.

         The Company's mortgage and real estate portfolio is distributed by geographic location and type. However, the Company has concentration exposures in certain regions and in certain types as shown in the following two tables.

         Geographic distribution as of December 31, 1997:



                                                                                    Mortgage    Real estate
-----------------------------------------------------------------------------------------------------------

South Atlantic                                                                          47.0%         60.3%
East North Central                                                                      14.8           2.3
Mountain                                                                                14.1           -
West South Central                                                                      12.0          37.4
Pacific                                                                                  6.6           -
Middle Atlantic                                                                          3.9           -
East South Central                                                                       1.6           -
------------------------------------------------------------------------------------------------------------

Total                                                                                  100.0%         100.0%
------------------------------------------------------------------------------------------------------------

(2)      Continued

         Type distribution as of December 31, 1997:



                                                                                Mortgage     Real estate
--------------------------------------------------------------------------------------------------------

Office building                                                                   19.8%            51.1%
Retail                                                                            23.7             21.3
Industrial                                                                        21.2               -
Apartments                                                                        21.8             25.3
Other                                                                             13.5              2.3
--------------------------------------------------------------------------------------------------------

Total                                                                            100.0%           100.0%
--------------------------------------------------------------------------------------------------------





         Net unrealized gains and losses on investment securities classified as available-for-sale are reduced by deferred income taxes and adjustments to the present value of future profits and deferred policy acquisition costs that would have resulted had such gains and losses been realized. Net unrealized gains and losses on available-for-sale investment securities reflected as a separate component of stockholders' equity are summarized as follows:



                                                                                               Preacquisition
                                                                               -------------------------------------
                                                                     Nine months        Three months
                                                      Year ended        ended              ended        Year ended
                                                     December 31,    December 31,          March 31,    December 31,
(millions)                                               1997             1996               1996           1995
--------------------------------------------------------------------------------------------------------------------

Net unrealized gains on available-for-sale investment securities before adjustments:
      Fixed maturities                     $           154.5             40.5                2.8          143.8
      Equity securities                                 21.0             10.4                5.8           23.2
--------------------------------------------------------------------------------------------------------------------

Subtotal                                               175.5             50.9                8.6          167.0

Adjustments to the present value
   of future profits and deferred policy
   acquisition costs                                   (61.2)           (21.1)               9.9           (8.0)

Deferred income taxes                                  (40.0)           (10.4)              (6.6)         (55.9)
--------------------------------------------------------------------------------------------------------------------

Net unrealized gains on
   available-for-sale investment
   securities                                           74.3             19.4               11.9          103.1
--------------------------------------------------------------------------------------------------------------------

(2)      Continued

         The source of investment income of the Company is as follows:

                                                                                           Preacquisition
                                                                            ----------------------------------
                                                                Nine months     Three months
                                                  Year ended          ended            ended     Year ended
                                                 December 31,   December 31,        March 31,   December 31,
(millions)                                              1997           1996             1996           1995
--------------------------------------------------------------------------------------------------------------

Fixed maturities                           $           398.5          274.4             93.1          332.8
Equity securities                                        7.3            8.7              4.2           10.8
Mortgage loans on real estate                           48.3           41.3             13.5           49.8
Short-term investments                                   1.0            2.5              0.5            3.5
Other investments                                       22.3           12.9              3.0           13.2
--------------------------------------------------------------------------------------------------------------

Gross investment income                                477.4          339.8            114.3          410.1
Investment expenses                                     (4.9)          (5.4)            (2.3)          (8.0)
--------------------------------------------------------------------------------------------------------------

Net investment income                      $           472.5          334.4            112.0          402.1
--------------------------------------------------------------------------------------------------------------



         Gross realized investment gains and losses resulting from the sales of investment securities were as follows:



                                                                                     Preacquisition
                                                                     ---------------------------------
                                                      Nine months     Three months
                                       Year ended           ended            ended       Year ended
                                      December 31,    December 31,        March 31,     December 31,
(millions)                                   1997            1996             1996             1995
------------------------------------------------------------------------------------------------------

Fixed maturities available for sale:
   Gross gains                         $      8.3             0.6              0.5             12.9
   Gross losses                               -              (0.7)            (1.4)           (90.2)
Fixed maturities held to maturity:
   Gross gains                                -               -                -                1.1
   Gross losses                               -               -                -              (13.8)
Equity securities                             3.4             6.0             10.3              5.6
Mortgage loans on real estate                (0.8)            -               (0.4)             2.3
Other                                         2.4             0.1              -                5.6
---------------------------------------------------------------------------------------------------

Total before tax                             13.3             6.0              9.0            (76.5)
Less applicable tax                          (4.7)           (2.3)            (1.9)            26.8
----------------------------------------------------------------------------------------------------

Total                                  $      8.6             3.7              7.1            (49.7)
----------------------------------------------------------------------------------------------------

(2)      Continued

         The changes in net unrealized gains (losses) on fixed maturities and equity security investments are as follows:



                                                                                           Preacquisition
                                                                           -----------------------------------
                                                              Nine months    Three months
                                              Year ended            ended           ended       Year ended
                                             December 31,     December 31,       March 31,     December 31,
(millions)                                          1997             1996            1996             1995
--------------------------------------------------------------------------------------------------------------

Fixed maturities:
   Available for sale                         $    114.0             40.5          (141.0)           298.7
   Held to maturity                                  -                -               -              233.7
Equity securities                                   10.6             10.4           (17.4)            26.1
--------------------------------------------------------------------------------------------------------------

Net unrealized investment gains (losses)      $    124.6             50.9          (158.4)           558.5
--------------------------------------------------------------------------------------------------------------



 (3)     Income Tax

         Beginning April 1, 1996, Life of Virginia and its subsidiary have been included in the life insurance company consolidated federal income tax return of GE Capital Assurance and are also subject to a separate tax-sharing agreement, as approved by state insurance regulators, the provisions of which are substantially the same as the tax-sharing agreement with GE Capital. Prior to April 1, 1996, Life of Virginia was included in the consolidated federal income tax return of Aon and its principal domestic subsidiaries and in accordance with intercompany policy, provided taxes on income based on a separate company basis. Amounts payable or recoverable related to periods before April 1, 1996, are subject to an indemnification agreement with Aon. As such the Company is not at risk for any income taxes nor entitled to recoveries related to those periods.

(3)      Continued

         Income taxes are recorded in the statements of income and directly in stockholders' equity accounts. Income taxes for the years ending December 31 was allocated as follows:




                                                                                     Preacquisition
                                                                      -----------------------------------
                                                        Nine months     Three months
                                        Year ended            ended            ended      Year ended
                                       December 31,     December 31,        March 31,    December 31,
(millions)                                    1997             1996             1996            1995
---------------------------------------------------------------------------------------------------------

Statement of income:
   Operating income (excluding
      realized investment gains
      and losses)                         $   47.5             29.5              5.1            53.9
   Realized investment gains/losses            4.7              2.3              1.9           (26.8)
--------------------------------------------------------------------------------------------------------

   Income tax expense included
      in the statement of income              52.2             31.8              7.0            27.1
Stockholders' equity:
   Unrealized gains/(losses) on
      securities available for sale           29.6             10.4            (49.3)           86.0
--------------------------------------------------------------------------------------------------------

Total                                     $   81.8             42.2            (42.3)          113.1
--------------------------------------------------------------------------------------------------------



         The actual federal income tax expense differed from the expected tax expense computed by applying the U.S. federal statutory rate to income before income tax expense. A reconciliation of the income tax provisions based on the statutory corporate tax rate to the provisions reflected in the consolidated financial statements is as follows:

                                                                                                   Preacquisition
                                                                                     ------------------------------------------
                                                                    Nine months          Three months
                                              Year ended               ended                ended              Year ended
                                             December 31,          December 31,          December 31,         December 31,
                                                 1997                  1996                  1996                 1995
                                         --------------------- --------------------- -------------------- ---------------------
Statutory tax rate .....................  $  50.1       35.0%   $  30.1       35.0%   $  6.6       35.0%   $  23.2       35.0%
Tax-exempt investment income
 deductions ............................    ( 0.9)      (0.7)     ( 1.0)      (1.2)       --       (0.1)     ( 0.1)      (0.1)
Adjustment of prior year taxes .........       --         --         --         --        --         --        3.5        5.3
Other-net ..............................      3.0        2.2        2.7        3.2       0.4        2.1        0.5        0.7
                                          -------       ----    -------       ----    ------       ----    -------       ----
Effective tax rate .....................  $  52.2       36.5%   $  31.8       37.0%   $  7.0       37.0%   $  27.1       40.9%
                                          =======       ====    =======       ====    ======       ====    =======       ====

     Significant compnents of Life of Virginia's deffered tax liabilities and assets are as follows (in millions):



                                              December 31,     December 31,
                                                  1997             1996
                                             --------------   -------------
Deferred tax liabilities:
 Present value of future profits .........       $ 79.1             89.9
 Unrealized investment gains .............         40.0             10.4
 Other ...................................          2.7              6.5
                                                 ------            -----
Total deferred tax liabilities ...........        121.8            106.7
                                                 ------            -----
Deferred tax assets:
 Insurance reserve amounts ...............        142.9            120.4
 Policy acquisition costs ................         11.8             34.3
 Guaranty fund amounts ...................          9.4             10.8
 Other ...................................         15.1             14.1
                                                 ------            -----
Total deferred tax assets ................        179.2            179.6
                                                 ------            -----
Net deferred tax assets ..................       $ 57.4             72.9
                                                 ======            =====

     Deferred taxes are allocated to individual subsidiaries by applying the asset and liability method of accounting for deferred income taxes. Intercompany balances are settled annually.

(3)      Continued

         A valuation allowance is provided when it is more likely than not that some portion of the deferred tax assets will not be realized. Management believes the deferred tax assets will be fully realized in the future based on the expectation of the reversal of existing temporary differences, anticipated future earnings, and consideration of all other available evidence. Accordingly, no valuation allowance is established.

         The amount of income taxes paid (refunded) for the year ended December 31, 1997, the nine months ended December 31, 1996, three months ended March 31, 1996, and the year ended December 31, 1995 was $64.4 million, $38.6 million, $(2.4) million and $44.9 million, respectively.


   (4)   Reinsurance and Claim Reserves

         Life of Virginia is involved in both the cession and assumption of reinsurance with other companies. Life of Virginia's reinsurance consists primarily of long-duration contracts that are entered into with financial institutions and related party reinsurance. Although these reinsurance agreements contractually obligate the reinsurers to reimburse the Company, they do not discharge the Company from its primary liabilities and the Company remains liable to the extent that the reinsuring companies are unable to meet their obligations.

         A summary of reinsurance activity is as follows:



                                                                                       Preacquisition
                                                                       ---------------------------------
                                                         Nine months     Three months
                                         Year ended            ended            ended        Year ended
                                       December 31,     December 31,        March 31,      December 31,
                                               1997             1996             1996              1995
                                     ---------------  ---------------  ---------------   ---------------
                                             Earned           Earned           Earned            Earned
                                     ---------------  ---------------  ---------------   ---------------
Direct                              $         337.3            210.5             77.2             261.5
Assumed                                        20.7              6.6             35.0               4.3
Ceded                                          84.8             62.4             19.8              86.5
-------------------------------------------------------------------------------------------------------

Net premiums                                  273.2            154.7             92.4             179.3
-------------------------------------------------------------------------------------------------------

   (4)   Continued

         Due to the nature of the Company's reinsurance contracts, premiums earned approximate premiums written.

         A significant portion of Life of Virginia's ceded premiums relates to group life and health premiums. Life of Virginia is the primary carrier for the State of Virginia employees group life and health plan. By statute, Life of Virginia must reinsure these risks with other Virginia domiciled companies who wish to participate.

         Incurred losses and loss adjustment expenses are net of reinsurance of $72.7 million, $60.5 million, $17.2 million and $63.1 million for the year ended December 31, 1997, the nine months ended December 31, 1996, three months ended March 31, 1996 and the year ended December 31, 1995, respectively.

         In December 1994, Life of Virginia ceded to CICA $406.6 million of its guaranteed investment contract liabilities. In conjunction with the liability cession, Life of Virginia transferred to CICA available for sale fixed maturities with a fair value of $278.1 million and a cost of $287.2 million and preferred stock with a fair value of $110.5 million and a cost of $119.7 million.

         In January 1995, Life of Virginia ceded to CICA $600 million of its single premium deferred annuity liabilities. In conjunction with the liability cession, Life of Virginia transferred to CICA available for sale fixed maturities with a fair value of $436.1 million and book value of $501.4 million and held to maturity fixed maturities with a fair value of $81.4 million and a book value of $95.1 million. In addition, $5.5 million of accrued income related to the assets above was transferred to CICA. This transaction resulted in a deferred reinsurance gain of $77.0 million, $24 million of which was recognized in 1995. Additionally, Life of Virginia recognized a $79.0 million realized investment loss.

(4)      Continued

         In connection with the sale of the Company, the following transactions occurred effective January 1, 1996: single premium deferred annuity liabilities reinsured with CICA in 1995 were recaptured, guaranteed investment contract liabilities reinsured with CICA in 1994 were recaptured, other lines of CICA insurance business inforce were assumed, and other related liabilities of CICA were assumed. In conjunction with the recapture and assumption, CICA transferred to Life of Virginia assets with a fair value totaling $842.6 million. For the three months ended March 31, 1996, premiums of $33.9 million, benefits of $46.7 million, commission expense of $10.2 million and a capital contribution of $69.3 million as a result of various reinsurance transactions. The $53 million deferred reinsurance gain remaining at December 31, 1995 from the January 1995 single premium deferred annuity cession to CICA was recognized as a capital contribution. The tables below summarize the assets and liabilities transferred from CICA to the Company.



       Millions                                                    Fair Value
-----------------------------------------------------------------------------
Assets transferred:
     Fixed maturity                                              $     727.4
     Preferred stock                                                    88.2
     Policy loans                                                       14.2
     Accrued investment income                                          10.0
     Cash                                                                2.8
-----------------------------------------------------------------------------

Total                                                                  842.6
-----------------------------------------------------------------------------

Liabilities recaptured and assumed:
     Single premium deferred annuity                                   410.5
     Guaranteed investment contracts                                   212.6
     Universal life contracts                                          156.6
     Individual traditional contracts                                   33.2
     Other lines of business inforce                                    19.9
     Other liabilities                                                  16.5
-----------------------------------------------------------------------------

Total                                                            $     849.3
-----------------------------------------------------------------------------

   (5)   Employee Benefits

         Savings Plan

         Beginning April 1, 1996, Life of Virginia's salaried and commissioned employees participated in a General Electric contributory savings plan. Provisions made for the savings plan were $.9 million and $.6 million for the year ended December 31, 1997 and the nine months ended December 31, 1996.

         Prior to the acquisition on April 1, 1996, Life of Virginia participated in Aon's contributory savings plan for the benefit of salaried and commissioned employees. Provisions made for the savings plan were $.3 million and $.8 million for the three months ended March 31, 1996, and the year ended December 31, 1995, respectively. This plan terminated upon the acquisition of Life of Virginia by GE Capital.

         Employee Stock Ownership Plan

         Prior to the acquisition on April 1, 1996, Life of Virginia participated in Aon's leveraged ESOP for the benefit of salaried and certain commissioned employees. Contributions to the ESOP for the three months ended March 31, 1996 and the year ended December 31, 1995 charged to Life of Virginia's operations amounted to $.1 million and $.5 million, respectively. This plan terminated upon the acquisition of Life of Virginia by GE Capital.

         Pension Plan

         Beginning April 1, 1996, Life of Virginia's salaried and commissioned employees participated in a General Electric contributory defined benefit pension plan. Generally, benefits are based on the greater of a formula recognizing career earnings or a formula recognizing length of service and final average earnings. Benefit provisions are subject to collective bargaining. General Electric's funding policy is to contribute amounts sufficient to meet minimum funding requirements as set forth in employee benefit and tax laws plus such additional amounts as determined appropriate. The components of net periodic pension cost and benefit obligations of the General Electric defined benefit plan are not separately available for Life of Virginia. In connection with Life of Virginia's participation in the General Electric contributory defined benefit pension plan a $.6 million and $.4 million expense were incurred for the year ended December 31, 1997 and the nine months ended December 31, 1996.

   (5)   Continued

         Prior to the acquisition on April 1, 1996, Life of Virginia participated in Aon's non-contributory defined benefit pension plan providing retirement benefits for salaried employees and certain commissioned employees based on years of service and salary. Aon's funding policy was to contribute amounts to the plan sufficient to meet the minimum funding requirements set forth in the Employee Retirement Income Security Act of 1974, plus such additional amounts as Aon determined to be appropriate from time to time. The components of net periodic pension cost and benefit obligations of the Aon defined benefit plan were not separately available for Life of Virginia. In connection with Life of Virginia's participation in the Aon defined benefit plan, the Company had net pension credits of $1.2 million and $3.8 million in the three months ended March 31, 1996 and the year ended December 31, 1995. This plan terminated upon the acquisition of Life of Virginia by GE Capital.

         Postretirement Benefits Other Than Pensions

         Beginning April 1, 1996, Life of Virginia's salaried and commissioned employees participated in a General Electric retiree health and life insurance benefit plan. The plans principally provides health and life insurance benefits to employees who retire under the General Electric pension plan with 10 or more years of service. Retirees share in the cost of their health care benefits. The funding policy for retiree health benefits is generally to pay covered expenses as they are incurred. Expenses incurred by Life of Virginia for the year ended December 31, 1997 and the nine months ended December 31, 1996 for the retiree health and life insurance benefit plan were $1.9 million and $1.3 million, respectively.

         Prior to the acquisition on April 1, 1996, Aon sponsored two defined benefit postretirement health and welfare plans in which Life of Virginia participated that cover both salaried and nonsalaried employees. One plan provided medical benefits, prior to and subsequent to Medicare eligibility, and the other provided life insurance benefits. The postretirement health care plan was contributory, with retiree contributions adjusted annually; the life insurance plan was noncontributory. Both plans were funded on a pay-as-you-go basis. These plans terminated upon the acquisition of Life of Virginia by GE Capital.

(6)      Lease Commitments

         Life of Virginia has noncancelable operating leases for certain office space, equipment and automobiles. Future minimum rental payments required under operating leases that have initial or remaining noncancelable lease terms in excess of one year at December 31, 1997 are as follows:



(millions)                                       Minimum lease payments
------------------------------------------------------------------------
1998                                                           $    1.1
1999                                                                0.8
2000                                                                0.5
2001                                                                0.3
2002                                                                -
Later years                                                         -
------------------------------------------------------------------------

Total minimum payments required                                $    2.7
------------------------------------------------------------------------




         Rental expense for all operating leases for the year ended December 31, 1997, for the nine months ended December 31, 1996, the three months ended March 31, 1996 and the year ended December 31, 1995 amounted to $1.3 million, $2.5 million, $.8 million and $3.6 million, respectively.


   (7)   Related Party Transactions

         Life of Virginia pays investment advisory fees and other fees to affiliates. Amounts incurred for these items aggregated $7.6 million, $3.2 million, $3.5 million and $5.8 million for the year ended December 31, 1997, the nine months ended December 31, 1996, the three months ended March 31, 1996 and the year ended December 31, 1995, respectively. Life of Virginia charges affiliates for certain services and for the use of facilities and equipment which aggregated $4.6 million, $2.0 million, $1.0 million, and $10.0 million for the year ended December 31, 1997, the nine months ended December 31, 1996, the three months ended March 31, 1996, and the year ended December 31, 1995, respectively.

   (7)   Continued

         At December 31, 1997 and 1996, Life of Virginia held investments in securities of certain affiliates amounting to $2.6 million. Amounts included in net investment income related to these holdings totaled $0.1 million, $0.1 million, $0.2 million and $1.0 million for the year ended December 31, 1997, for the nine months ended December 31, 1996, the three months ended March 31, 1996 and the year ended December 31, 1995, respectively.

         In January 1995, Life of Virginia dividend 100% of its Globe Life Insurance Company ("Globe") common stock to CICA, a subsidiary of Aon. At December 31, 1994, Globe had assets of $954.9 million, liabilities of $765.7 million and stockholders' equity of $189.2 million. The fair value of this dividend was $193.3 million.

         In 1995, Life of Virginia received from CICA, in the form of a capital contribution, fixed maturities with a fair value of $45.0 million.

         In January 1995, Life of Virginia transferred limited partnership investments with a fair value of $8.0 million and book value of $7.5 million, common stocks with a fair value of $5.6 million and book value of $3.4 million, and cash of $6.4 million to pay a $20.0 million dividend declared but not paid in 1994. A $2.7 million realized investment gain was recorded on this transfer.


   (8)   Litigation

         Life of Virginia is subject to numerous claims and lawsuits that arise in the ordinary course of business. In some of these cases the remedies that may be sought or damages claimed are substantial, including cases that seek punitive or extraordinary damages. Accruals for these lawsuits have been provided to the extent that losses are deemed probable and are estimable. Although the ultimate outcome of these suits cannot be ascertained and liabilities in indeterminate amounts may be imposed on Life of Virginia, on the basis of present information, availability of insurance coverage, and advice received from counsel, it is the opinion of management that the disposition or ultimate determination of such claims and lawsuits will not have a material adverse effect on the consolidated financial position or results of operations of Life of Virginia.

   (9)   Financial Instruments

         Interest Rate Risk Management

         Life of Virginia used interest rate swap agreements to manage asset and liability durations relating to its capital accumulation annuity business. As of December 31, 1995, these swap agreements had the net effect of lengthening liability durations. Variable rates received on interest rate swap agreements correlate with crediting rates paid on outstanding liabilities. The net effect of swap payments is settled periodically and reported in income. There was no settlement of underlying notional amounts.

         Life of Virginia performed frequent analyses to measure the degree of correlation associated with its derivative program. Life of Virginia assessed the adequacy of the correlation analyses results in determining whether the derivatives qualify for hedge accounting. Realized gains and losses on derivatives that qualify as hedges were deferred and reported as an adjustment of the cost basis of the hedged item. Deferred gains and losses were amortized into income over the life of the hedged item. The fair value of swap agreements hedging liabilities were not recognized in the consolidated statements of financial position.

         These interest rate swaps gave rise to credit risks due to possible non-performance by counterparties. The credit risk was generally limited to the fair value of those contracts that were favorable to Life of Virginia. Life of Virginia limited its credit risk by restricting investments in derivative contracts to a diverse group of highly rated major financial institutions. Life of Virginia closely monitored the credit worthiness of, and exposure to, its counterparties and considered its credit risk to be minimal.

         Life of Virginia had no interest rate swaps outstanding at December 31, 1997 and 1996.

         During the three months ended March 31, 1996 and the year ended December 31, 1995 Life of Virginia amortized $.6 million and $1.4 million, respectively, of net deferred losses relating to interest rate swaps into income.

         As of December 31, 1995, the principal swaps have maturities ranging from September 1999 to October 2000 and variable rates based on five year treasury rates. These swaps were terminated prior to March 31, 1996 resulting in a $1.1 million gain which was deferred.

(9)      Continued

         Other Financial Instruments

         Life of Virginia has certain investment commitments to provide fixed-rate loans. The investment commitments, which would be collateralized by related properties of the underlying investments, involve varying elements of credit and market risk. Investment commitments outstanding at December 31, 1997 and December 31, 1996, totaled $16.7 million and $1.7 million, respectively.


         Fair Value of Financial Instruments

         Accounting standards require the disclosure of fair values for certain financial instruments. The fair value disclosures are not intended to encompass the majority of policy liabilities, various other non-financial instruments, or other intangible items related to Life of Virginia's business. Accordingly, care should be exercised in deriving conclusions about Life of Virginia's business or financial condition based on the fair value disclosures.

         The Company has no derivative financial instruments as defined by SFAS No. 119 at December 31, 1997, other than mortgage loan commitments of $67.7 million.

   (9)   Continued

         The carrying amount and fair value of certain of Life of Virginia's financial instruments are as follows:



                                                                 December 31, 1997         December 31, 1996
                                                               ------------------------------------------------
                                                                Carrying         Fair    Carrying         Fair
(millions)                                                        Amount        Value      Amount        Value
---------------------------------------------------------------------------------------------------------------
Assets:
   Fixed maturities and
      equity securities
       (note 2)                                              $  5,774.3      5,774.3     5,308.2      5,308.2
   Mortgage loans on
      real estate                                                 496.2        532.2       585.4        622.6
   Policy loans                                                   188.4        188.4       179.5        179.5
   Cash, short-term
      investments and
      receivables                                                 138.6        138.6       186.4        186.4
   Assets held in separate accounts                             4,066.4      4,066.4     2,762.7      2,762.7
------------------------------------------------------------------------------------------------------------

Liabilities:
   Investment type
      insurance contracts                                       3,113.8      3,100.7     3,055.0      3,027.6
   Commissions and
      general expenses                                             51.1         51.1        46.8         46.8
   Liabilities related to separate accounts                     4,066.4      4,066.4     2,762.7      2,762.7
------------------------------------------------------------------------------------------------------------



         See Note 1 regarding the method used to estimate fair values.

                                                     1
  (10)   Stockholders' Equity

         Generally, the capital and surplus of Life of Virginia available for transfer to the Parent are limited to the amounts that the statutory capital and surplus exceed minimum statutory capital requirements; however, payments of the amounts as dividends may be subject to approval by regulatory authorities. The maximum amount of dividends which can be paid by the Company without prior approval at December 31, 1997, is $51.8 million.

         Statutory net income (loss) and stockholders' equity is summarized below:


                                                                                         Preacquisition
                                                                            ------------------------------
                                                                 Nine months  Three months
                                                 Year ended            ended         ended
                                               December 31,     December 31,      March 31,    December 31,
(millions)                                             1997             1996           1996           1995
----------------------------------------------------------------------------------------------------------
Statutory net income                      $           73.9             69.7           (8.3)           53.9
Statutory stockholders' equity                       522.5            419.1          360.5           364.2
----------------------------------------------------------------------------------------------------------


         The National Association of Insurance Commissioners has developed certain Risk Based Capital (RBC) requirements to help regulators identify life insurers that may be inadequately capitalized. If prescribed levels of RBC are not maintained, certain actions may be required on the part of the Company or its regulators. At December 31, 1997 the Company's Total Adjusted Capital and Authorized Control Level
         - RBC were above the calculated minimum regulatory thresholds.

THE LIFE INSURANCE COMPANY OF VIRGINIA AND SUBSIDIARY

Consolidated Balance Sheets
(Unaudited)
June 30, 1998
(in millions)

-----------------------------------------------------------------------

Assets                                                            1998
-----------------------------------------------------------------------

Investments:
   Fixed maturities:
    Available for sale - at fair value (amortized cost:
       June 30, 1998 - $5,600.0)                              $  5,772.5
   Equity securities - at fair value
    Common stocks (cost:  June 30, 1998 - $81.9)                    93.2
    Preferred stocks (cost:  June 30, 1998 - $70.1)                 80.0
   Mortgage loans on real estate (net of reserve for losses:
    June 30, 1998 - $17.8)                                         538.2
   Real estate (net)                                                11.7
   Policy loans                                                    192.2
-----------------------------------------------------------------------

Total investments                                                6,687.8
-----------------------------------------------------------------------

Cash                                                                 5.8
Receivables:
   Premiums and other                                               14.1
   Reinsurance recoverable                                          13.3
   Accrued investment income                                       123.9
-----------------------------------------------------------------------

Total receivables                                                  151.3
-----------------------------------------------------------------------

Deferred policy acquisition costs                                  196.1

Goodwill (net of accumulated amortization:  June 30, 1998 - $14.2) 111.9

Present value of future profits (net)                              311.3

Property and equipment at cost (net)                                 3.2

Deferred income taxes                                               50.7

Other assets                                                        17.6

Assets held in separate accounts                                 4,877.7
-----------------------------------------------------------------------

Total assets                                                  $ 12,413.4
-----------------------------------------------------------------------

THE LIFE INSURANCE COMPANY OF VIRGINIA AND SUBSIDIARY

Consolidated Balance Sheets, Continued
(Unaudited)
June 30, 1998
(in millions, except share data)

-----------------------------------------------------------------------

Liabilities and Stockholders' Equity                              1998
-----------------------------------------------------------------------

Policy liabilities:
   Future policy benefits                                     $    524.0
   Policy and contract claims                                      105.8
   Unearned and advance premiums                                     0.2
   Other policyholder funds                                      5,440.9
-----------------------------------------------------------------------

Total policy liabilities                                         6,070.9
-----------------------------------------------------------------------

General liabilities:
   Payable to affiliate, net                                        39.9
   Commissions and general expenses                                 63.9
   Current income taxes                                             50.1
   Other liabilities                                               109.7
   Liabilities related to separate accounts                      4,877.7
-----------------------------------------------------------------------

Total liabilities                                               11,212.2
-----------------------------------------------------------------------

Commitments and Contingent Liabilities
-----------------------------------------------------------------------

Stockholders' equity:
   Common stock - $1,000 par value:
    Authorized, issued and outstanding:  4,000 shares                4.0
   Additional paid-in capital                                      925.9
   Net unrealized investment gains                                  85.5
   Retained earnings                                               185.8
-----------------------------------------------------------------------

Total stockholders' equity                                       1,201.2
-----------------------------------------------------------------------

Total liabilities and stockholders' equity                    $ 12,413.4
-----------------------------------------------------------------------

See accompanying notes to consolidated financial statements.

THE LIFE INSURANCE COMPANY OF VIRGINIA AND SUBSIDIARY

Consolidated Statements of Income
(Unaudited)
For the six months ended June 30, 1998
(in millions)

---------------------------------------------------



                                       Six Months
                                            Ended
                                    June 30, 1998
---------------------------------------------------

Revenue
   Premiums and policy fees         $         130.6
   Separate account fees                       28.9
   Net investment income                      243.4
   Realized investment gains (losses)          (0.7)
   Other income                                 1.2
---------------------------------------------------

Total revenue earned                          403.4
---------------------------------------------------

Benefits and Expenses
   Benefits to policyholders                  251.6
   Commissions and general expenses            48.9
   Amortization of intangibles                 26.6
   Amortization of deferred policy acquisition
    costs                                      12.1
---------------------------------------------------

Total benefits and expenses                   339.2

Income Before Income Tax                       64.2
   Provision for income tax
    Current expense (benefit)                  22.0
    Deferred expense (benefit)                  1.5
---------------------------------------------------

                                               23.5
---------------------------------------------------

Net income                          $          40.7
---------------------------------------------------

See accompanying notes to consolidated financial statements.

THE LIFE INSURANCE COMPANY OF VIRGINIA AND SUBSIDIARY

Consolidated Statements of Stockholders' Equity (Unaudited)
For the six months ended June 30, 1998 (in millions)

------------------------------------------------------



                                          Six Months
                                               Ended
                                       June 30, 1998
------------------------------------------------------

Common stock
   $1,000 par value common stock, authorized,
    issued and outstanding 4,000 in 1998
------------------------------------------------------

   Balance at beginning and end of period    $     4.0
------------------------------------------------------

Additional Paid-in Capital

   Balance at beginning and end of period        925.9
------------------------------------------------------

Net Unrealized Investment Gains (Losses)
   Balance at beginning of period                 74.3
    Net unrealized investment gains (losses)      11.2
------------------------------------------------------

Balance at end of period                          85.5
------------------------------------------------------

Retained Earnings (Deficit)
   Balance at beginning of period                145.1
    Net income                                    40.7

Balance at end of period                         185.8
------------------------------------------------------

Stockholders' equity at end of period   $      1,201.2
------------------------------------------------------

See accompanying notes to consolidated financial statements.

THE LIFE INSURANCE COMPANY OF VIRGINIA AND SUBSIDIARY

Consolidated Statements of Cash Flows
(Unaudited)
For the six months ended June 30, 1998
(in millions)

----------------------------------------------------------------------------------------------------



                                                                                            Six Months
                                                                                                 Ended
                                                                                         June 30, 1998
----------------------------------------------------------------------------------------------------
Cash flows from operating activities:
   Net income                                                                 $                40.7
   Adjustments to reconcile net income to cash provided by
      (used in) operating activities:
        Change in policy liabilities                                                          143.4
        Change in accrued investment income                                                    (0.8)
        Deferred policy acquisition costs                                                     (50.8)
        Amortization of deferred policy acquisition costs                                      18.5
        Amortization of intangibles                                                            26.6
        Other amortization and depreciation                                                     1.7
        Premiums and operating receivables, commissions and general
          expenses, income taxes and other                                                     76.5
        Realized investment (gains) losses                                                      0.7
----------------------------------------------------------------------------------------------------

Cash provided by (used in) operating activities                                               256.5
----------------------------------------------------------------------------------------------------

Cash flows from investing activities:
   Sale or maturity of investments
      Fixed maturities - available for sale
        Sales                                                                                 395.3
      All other investments                                                                    80.8
   Purchase of investments:
      Fixed maturities - available for sale                                                  (532.0)
      All other investments                                                                  (147.7)
   Purchase of property and equipment                                                          (0.3)
----------------------------------------------------------------------------------------------------

Cash provided by (used in) investing activities                                              (203.9)
----------------------------------------------------------------------------------------------------

Cash flows from financing activities:
   Change in cash overdrafts                                                                   (1.4)
   Interest sensitive life, annuity and investment contract deposits                          954.6
   Interest sensitive life, annuity and investment contract withdrawals                    (1,000.2)
----------------------------------------------------------------------------------------------------

Cash provided by (used in) financing activities                                               (47.0)
----------------------------------------------------------------------------------------------------

Increase (decrease) in cash                                                                     5.6
Cash at beginning of period                                                                     0.2
----------------------------------------------------------------------------------------------------

Cash at end of period                                                         $                 5.8
----------------------------------------------------------------------------------------------------

See accompanying notes to consolidated financial statements.

THE LIFE INSURANCE COMPANY OF VIRGINIA AND SUBSIDIARY

Notes to Unaudited Consolidated Financial Statements



(1) Summary of Significant Accounting Principles and Practices

    The financial results included in this report are stated in conformity with generally accepted accounting principles and are unaudited but include normal recurring adjusttments considered necessary for a fair presentation of the results for such periods. These interim figures are not necessarily indicative of results for a full year.

    Refer to the consolidated financial statements and notes in the audited financial statements for the year ended December 31, 1997 for additional details of Life of Virginia's financial position, as well as a description of the accounting policies which have continued without change. The details included in notes have not changed except as a result of normal transactions in the interim.